UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 8.5%
Consumer Discretionary — 1.2%
	Auto Components — 0.1%
2,600	Aisin Seiki Co., Ltd., (Japan)	97,864
956	Autoliv, Inc., (Sweden), SDR	113,683
2,900	Denso Corp., (Japan)	116,408
5,731	ElringKlinger AG, (Germany)	156,498
52,983	GKN plc, (United Kingdom)	219,368
1,300	Koito Manufacturing Co., Ltd., (Japan)	58,865
7,900	Sumitomo Rubber Industries Ltd., (Japan)	122,065

		884,751

	Automobiles — 0.2%
3,404	Bayerische Motoren Werke AG, (Germany)	312,507
10,400	Honda Motor Co., Ltd., (Japan)	284,348
12,400	Mitsubishi Motors Corp., (Japan)	92,565
25,700	Nissan Motor Co., Ltd., (Japan)	237,603
6,000	Suzuki Motor Corp., (Japan)	160,432
4,700	Toyota Motor Corp., (Japan)	249,266

		1,336,721

	Distributors — 0.0% (g)
1,350	Pool Corp.	118,449

	Diversified Consumer Services — 0.0% (g)
48,540	AA plc, (United Kingdom)	184,234
3,750	ServiceMaster Global Holdings, Inc. (a)	141,300

		325,534

	Hotels, Restaurants & Leisure — 0.1%
15,244	Compass Group plc, (United Kingdom)	268,727
975	Domino’s Pizza, Inc.	128,563
6,280	Greene King plc, (United Kingdom)	78,504
1,600	Wyndham Worldwide Corp.	122,288
84,000	Wynn Macau Ltd., (China) (a)	129,899

		727,981

	Household Durables — 0.1%
15,000	Panasonic Corp., (Japan)	135,852
7,499	Persimmon plc, (United Kingdom)	224,079
3,300	Sony Corp., (Japan)	84,847
1,600	Tempur Sealy International, Inc. (a)	97,264

		542,042

	Media — 0.3%
950	Charter Communications, Inc., Class A (a)	192,308
2,200	CyberAgent, Inc., (Japan)	102,276
7,999	Eutelsat Communications S.A., (France)	257,978
7,456	Informa plc, (United Kingdom)	74,199
15,846	Liberty Global plc, (United Kingdom), Class A (a)	610,071
6,500	SES S.A., (Luxembourg), FDR	190,157
18,367	Sky plc, (United Kingdom)	269,895
28,345	WPP plc, (United Kingdom)	659,745

		2,356,629

	Multiline Retail — 0.1%
1,975	Dollar Tree, Inc. (a)	162,858
14,200	Lojas Renner S.A., (Brazil)	82,381
22,208	Marks & Spencer Group plc, (United Kingdom)	129,414
1,800	Ryohin Keikaku Co., Ltd., (Japan)	380,287

		754,940

	Specialty Retail — 0.1%
73,875	BCA Marketplace plc, (United Kingdom)	193,638
41,240	Kingfisher plc, (United Kingdom)	222,432
650	O’Reilly Automotive, Inc. (a)	177,879
2,225	Ross Stores, Inc.	128,827
825	Signet Jewelers Ltd.	102,325
1,500	Tractor Supply Co.	135,690
1,375	Williams-Sonoma, Inc.	75,267

		1,036,058

	Textiles, Apparel & Luxury Goods — 0.2%
10,833	Burberry Group plc, (United Kingdom)	211,784
743,000	China Hongxing Sports Ltd., (China) (a)	1
8,406	Cie Financiere Richemont S.A., (Switzerland)	555,220
4,700	Hanesbrands, Inc.	133,198
701	Kering, (France)	125,159
684	LVMH Moet Hennessy Louis Vuitton SE, (France)	116,879
7,487	Moncler S.p.A., (Italy)	126,302
96,000	Samsonite International S.A.	321,558
1,345	Swatch Group AG (The), (Switzerland)	90,503

		1,680,604

	Total Consumer Discretionary	9,763,709

Consumer Staples — 0.9%
	Beverages — 0.2%
925	Brown-Forman Corp., Class B	91,085
4,821	Carlsberg A/S, (Denmark), Class B	458,407
20,492	Diageo plc, (United Kingdom)	552,547
10,300	Kirin Holdings Co., Ltd., (Japan)	144,289
4,661	Pernod-Ricard S.A., (France)	519,015

		1,765,343

	Food & Staples Retailing — 0.0% (g)
4,100	Seven & i Holdings Co., Ltd., (Japan)	174,691

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food & Staples Retailing — continued
47,458	Tesco plc, (United Kingdom) (a)	130,343

		305,034

	Food Products — 0.3%
4,620	Associated British Foods plc, (United Kingdom)	221,657
2,563	Danone S.A., (France)	181,851
16,649	Nestle S.A., (Switzerland)	1,242,361
3,200	WhiteWave Foods Co. (The) (a)	130,048
66,500	Wilmar International Ltd., (Singapore)	165,828

		1,941,745

	Household Products — 0.1%
1,300	Church & Dwight Co., Inc.	119,834
23,675	PZ Cussons plc, (United Kingdom)	102,650
2,050	Reckitt Benckiser Group plc, (United Kingdom)	197,736

		420,220

	Personal Products — 0.2%
4,300	L’Oreal S.A., (France)	769,212
20,139	Unilever plc, (United Kingdom)	908,123

		1,677,335

	Tobacco — 0.1%
5,665	British American Tobacco plc, (United Kingdom)	331,266
5,549	Imperial Brands plc, (United Kingdom)	307,233
1,400	Japan Tobacco, Inc., (Japan)	58,272

		696,771

	Total Consumer Staples	6,806,448

Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
30,000	China Oilfield Services Ltd., (China), Class H	23,505
12,976	WorleyParsons Ltd., (Australia)	53,600

		77,105

	Oil, Gas & Consumable Fuels — 0.2%
55,050	Beach Energy Ltd., (Australia)	27,696
850	Cimarex Energy Co.	82,680
7,840	Enbridge, Inc., (Canada)	305,209
10,025	Oil Search Ltd., (Australia)	52,204
2,200	Range Resources Corp.	71,236
7,900	Royal Dutch Shell plc, (Netherlands), Class B, ADR	388,601
12,422	Statoil ASA, (Norway)	194,011
16,334	TOTAL S.A., (France)	743,219

		1,864,856

	Total Energy	1,941,961

Financials — 1.7%
	Banks — 0.7%
5,760	ABN AMRO Group N.V., (Netherlands), CVA (a) (e)	117,910
17,555	Australia & New Zealand Banking Group Ltd., (Australia)	314,699
8,239	Barclays plc, (United Kingdom), ADR	71,020
9,322	BNP Paribas S.A., (France)	468,343
614	Caixabank S.A., (Spain)	1,810
7,767	Commerzbank AG, (Germany) (a)	67,391
6,713	Danske Bank A/S, (Denmark)	189,444
33,072	DBS Group Holdings Ltd., (Singapore)	376,755
33,360	DNB ASA, (Norway)	393,924
3,225	HDFC Bank Ltd., (India), ADR	198,757
34,565	ING Groep N.V., (Netherlands), CVA	413,633
101,314	Intesa Sanpaolo S.p.A., (Italy)	280,135
600,649	Lloyds Banking Group plc, (United Kingdom)	585,031
6,600	National Bank of Canada, (Canada)	215,926
25,283	Nordea Bank AB, (Sweden)	242,512
27,471	Royal Bank of Scotland Group plc, (United Kingdom) (a)	87,597
12,390	Standard Chartered plc, (United Kingdom)	83,794
3,100	Sumitomo Mitsui Financial Group, Inc., (Japan)	94,109
70,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	204,924
35,103	Svenska Handelsbanken AB, (Sweden), Class A	445,321
8,079	Swedbank AB, (Sweden), Class A (a)	173,509
11,800	United Overseas Bank Ltd., (Singapore)	165,058

		5,191,602

	Capital Markets — 0.1%
6,500	Apollo Global Management LLC, Class A	111,280
1,992	Close Brothers Group plc, (United Kingdom)	36,033
13,792	Credit Suisse Group AG, (Switzerland) (a)	194,770
2,218	Deutsche Bank AG, (Germany)	37,655
9,072	GAM Holding AG, (Switzerland) (a)	131,082
23,790	Henderson Group plc, (United Kingdom)	88,001
3,700	Invesco Ltd.	113,849
3,656	Macquarie Group Ltd., (Australia)	185,045
8,800	Och-Ziff Capital Management Group LLC, Class A	38,280
8,888	UBS Group AG, (Switzerland)	142,973

		1,078,968

	Consumer Finance — 0.0% (g)
7,500	Credit Saison Co., Ltd., (Japan)	130,468

	Diversified Financial Services — 0.1%
28,102	Challenger Ltd., (Australia)	180,339

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — continued
2,145	London Stock Exchange Group plc, (United Kingdom)	86,648
1,500	Markit Ltd., (United Kingdom) (a)	53,025
2,200	McGraw Hill Financial, Inc.	217,756
26,500	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	116,185
1,725	Nasdaq, Inc.	114,505

		768,458

	Insurance — 0.6%
191,000	AIA Group Ltd., (Hong Kong)	1,085,649
1,198	Allianz SE, (Germany)	194,561
4,300	Allied World Assurance Co. Holdings AG, (Switzerland)	150,242
4,000	Assured Guaranty Ltd., (Bermuda)	101,200
32,308	Aviva plc, (United Kingdom)	210,953
17,339	AXA S.A., (France)	406,577
39,118	Direct Line Insurance Group plc, (United Kingdom)	207,490
1,153	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	233,995
27,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	129,567
31,925	Prudential plc, (United Kingdom)	594,075
6,134	QBE Insurance Group Ltd., (Australia)	51,260
1,450	RenaissanceRe Holdings Ltd., (Bermuda)	173,754
32,538	RSA Insurance Group plc, (United Kingdom)	221,744
13,610	Sampo OYJ, (Finland), Class A	644,630
1,800	Sony Financial Holdings, Inc., (Japan)	23,016
29,965	Storebrand ASA, (Norway) (a)	116,723
8,000	Sun Life Financial, Inc., (Canada)	258,094
6,200	Tokio Marine Holdings, Inc., (Japan)	209,485

		5,013,015

	Real Estate Investment Trusts (REITs) — 0.1%
38,596	Scentre Group, (Australia)	131,381
638	Unibail-Rodamco SE, (France)	174,975

		306,356

	Real Estate Management & Development — 0.1%
5,100	CBRE Group, Inc., Class A (a)	146,982
23,596	Cheung Kong Property Holdings Ltd., (Hong Kong)	152,059
17,294	Deutsche Wohnen AG, (Germany)	536,712
3,000	Mitsui Fudosan Co., Ltd., (Japan)	74,723

		910,476

	Total Financials	13,399,343

Health Care — 1.3%
	Biotechnology — 0.1%
1,944	CSL Ltd., (Australia)	151,071
4,534	Genmab A/S, (Denmark) (a)	627,412
5,298	Grifols S.A., (Preference Shares), (Spain), Class B	82,040
3,075	Medivation, Inc. (a)	141,389

		1,001,912

	Health Care Equipment & Supplies — 0.2%
7,800	Boston Scientific Corp. (a)	146,718
10,946	Elekta AB, (Sweden), Class B	81,700
2,528	Essilor International S.A., (France)	311,489
7,372	GN Store Nord A/S, (Denmark)	153,917
2,775	Medtronic plc, (Ireland)	208,125
461	Sonova Holding AG, (Switzerland)	58,835
7,400	Sysmex Corp., (Japan)	462,618

		1,423,402

	Health Care Providers & Services — 0.2%
1,901	Centene Corp. (a)	117,032
5,325	DaVita HealthCare Partners, Inc. (a)	390,748
6,500	Envision Healthcare Holdings, Inc. (a)	132,600
5,157	Fresenius SE & Co. KGaA, (Germany)	375,907
2,900	Miraca Holdings, Inc., (Japan)	119,052
3,900	Premier, Inc., Class A (a)	130,104
1,125	Universal Health Services, Inc., Class B	140,310

		1,405,753

	Pharmaceuticals — 0.8%
26,100	Astellas Pharma, Inc., (Japan)	346,856
8,980	AstraZeneca plc, (United Kingdom)	501,370
5,058	Bayer AG, (Germany)	592,698
3,000	Catalent, Inc. (a)	80,010
3,600	GlaxoSmithKline plc, (United Kingdom), ADR	145,980
12,849	Novartis AG, (Switzerland)	929,650
23,583	Novo Nordisk A/S, (Denmark), Class B	1,277,104
5,574	Roche Holding AG, (Switzerland)	1,368,642
5,114	Sanofi, (France)	411,144
950	Shire plc, (Ireland), ADR	163,305
3,800	Takeda Pharmaceutical Co., Ltd., (Japan)	173,244

		5,990,003

	Total Health Care	9,821,070

Industrials — 1.2%
	Aerospace & Defense — 0.2%
3,991	Airbus Group SE, (France)	264,433
3,000	Hexcel Corp.	131,130
1,275	L-3 Communications Holdings, Inc.	151,087
1,400	Rockwell Collins, Inc.	129,094
17,311	Rolls-Royce Holdings plc, (United Kingdom) (a)	169,186
7,385	Safran S.A., (France)	515,473
525	TransDigm Group, Inc. (a)	115,679

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
11,476	Zodiac Aerospace, (France)	229,186

		1,705,268

	Airlines — 0.0% (g)
1,400	Ryanair Holdings plc, (Ireland), ADR	120,148

	Building Products — 0.1%
24,802	Assa Abloy AB, (Sweden), Class B	488,289

	Commercial Services & Supplies — 0.1%
222,000	China Everbright International Ltd., (Hong Kong)	247,914
2,700	Copart, Inc. (a)	110,079

		357,993

	Electrical Equipment — 0.1%
8,154	ABB Ltd., (Switzerland) (a)	158,851
2,500	AMETEK, Inc.	124,950
875	Hubbell, Inc.	92,689
3,614	Legrand S.A., (France)	202,001
35,000	Mitsubishi Electric Corp., (Japan)	366,727
2,200	Nidec Corp., (Japan)	150,529

		1,095,747

	Industrial Conglomerates — 0.2%
21,596	CK Hutchison Holdings Ltd., (Hong Kong)	280,576
2,744	DCC plc, (Ireland)	242,002
6,400	Jardine Matheson Holdings Ltd., (Hong Kong)	360,640
8,622	Koninklijke Philips N.V., (Netherlands)	245,583
18,000	Sembcorp Industries Ltd., (Singapore)	40,286
3,834	Siemens AG, (Germany)	405,487

		1,574,574

	Machinery — 0.2%
3,100	FANUC Corp., (Japan)	480,092
33,000	Kawasaki Heavy Industries Ltd., (Japan)	95,205
8,000	Kubota Corp., (Japan)	109,198
2,600	SMC Corp., (Japan)	602,493
7,800	THK Co., Ltd., (Japan)	143,585
1,050	WABCO Holdings, Inc. (a)	112,266

		1,542,839

	Marine — 0.0% (g)
133	AP Moeller—Maersk A/S, (Denmark), Class B (a)	174,367
24,000	Nippon Yusen KK, (Japan)	46,280

		220,647

	Professional Services — 0.1%
2,489	DKSH Holding AG, (Switzerland) (a)	170,242
2,325	Equifax, Inc.	265,724
375	IHS, Inc., Class A (a)	46,560
7,350	Nielsen Holdings plc	387,051
2,700	Recruit Holdings Co., Ltd., (Japan)	82,325
1,300	Verisk Analytics, Inc. (a)	103,896

		1,055,798

	Road & Rail — 0.1%
4,000	Avis Budget Group, Inc. (a)	109,440
1,665	Canadian National Railway Co., (Canada)	103,996
1,300	Central Japan Railway Co., (Japan)	229,907
1,725	Genesee & Wyoming, Inc., Class A (a)	108,157

		551,500

	Trading Companies & Distributors — 0.1%
3,400	AerCap Holdings N.V., (Ireland) (a)	131,784
2,000	Fastenal Co.	98,000
9,300	Mitsubishi Corp., (Japan)	157,370
22,500	Sumitomo Corp., (Japan)	223,266

		610,420

	Transportation Infrastructure — 0.0% (g)
49,905	Sydney Airport, (Australia)	255,640

	Total Industrials	9,578,863

Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
16,794	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	168,153

	Electronic Equipment, Instruments & Components — 0.3%
2,000	Amphenol Corp., Class A	115,640
28,500	Hamamatsu Photonics KK, (Japan)	785,433
1,580	Keyence Corp., (Japan)	861,688
4,600	Murata Manufacturing Co., Ltd., (Japan)	555,067

		2,317,828

	Internet Software & Services — 0.2%
1,703	Alibaba Group Holding Ltd., (China), ADR (a)	134,588
780	Baidu, Inc., (China), ADR (a)	148,886
675	CoStar Group, Inc. (a)	127,015
5,000	Kakaku.com, Inc., (Japan)	92,706
116	NAVER Corp., (South Korea)	64,643
7,900	Tencent Holdings Ltd., (China)	161,511
77,100	Yahoo! Japan Corp., (Japan)	328,156

		1,057,505

	IT Services — 0.2%
1,425	Alliance Data Systems Corp. (a)	313,500
8,307	Amadeus IT Holding S.A., (Spain)	355,240
3,025	Amdocs Ltd.	182,770
4,800	Booz Allen Hamilton Holding Corp.	145,344
1,075	Fidelity National Information Services, Inc.	68,058
2,250	Gartner, Inc. (a)	201,038

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
2,050	Global Payments, Inc.	133,865
9,900	Infosys Ltd., (India), ADR	188,298
3,700	NeuStar, Inc., Class A (a)	91,020
2,650	Vantiv, Inc., Class A (a)	142,782

		1,821,915

	Semiconductors & Semiconductor Equipment — 0.3%
1,400	ARM Holdings plc, (United Kingdom), ADR	61,166
6,548	ASML Holding N.V., (Netherlands)	658,954
1,600	Broadcom Ltd., (Singapore)	247,200
1,425	NXP Semiconductors N.V., (Netherlands) (a)	115,525
79,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	394,039
14,820	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	388,284
2,300	Tokyo Electron Ltd., (Japan)	149,798
2,900	Xilinx, Inc.	137,547

		2,152,513

	Software — 0.1%
4,243	Gemalto N.V., (Netherlands)	313,185
2,500	Oracle Corp., (Japan)	140,206
4,300	Qlik Technologies, Inc. (a)	124,356
2,283	SAP SE, (Germany)	183,710
7,200	Trend Micro, Inc., (Japan)	263,519

		1,024,976

	Technology Hardware, Storage & Peripherals — 0.0% (g)
86	Samsung Electronics Co., Ltd., (South Korea)	98,694

	Total Information Technology	8,641,584

Materials — 0.3%
	Chemicals — 0.2%
1,255	Air Liquide S.A., (France)	140,800
27,000	Asahi Kasei Corp., (Japan)	182,350
575	Ashland, Inc.	63,227
2,426	BASF SE, (Germany)	182,424
2,876	Covestro AG, (Germany) (a) (e)	107,437
1,300	Ecolab, Inc.	144,976
87	Givaudan S.A., (Switzerland)	170,503
625	International Flavors & Fragrances, Inc.	71,106
3,175	RPM International, Inc.	150,273
7,000	Tosoh Corp., (Japan)	29,397
4,191	Umicore S.A., (Belgium)	208,041

		1,450,534

	Construction Materials — 0.0% (g)
875	Martin Marietta Materials, Inc.	139,571

	Metals & Mining — 0.1%
5,437	Acerinox S.A., (Spain)	62,810
1,200	Agnico-Eagle Mines Ltd., (Canada)	43,417
9,267	Antofagasta plc, (Chile)	62,279
3,140	BHP Billiton Ltd., (Australia)	40,575
10,926	BHP Billiton plc, (Australia)	122,353
1,944	Rio Tinto Ltd., (United Kingdom)	63,299
2,210	Rio Tinto plc, (United Kingdom)	61,948
87,141	South32 Ltd., (Australia) (a)	97,785

		554,466

	Paper & Forest Products — 0.0% (g)
16,939	Stora Enso OYJ, (Finland), Class R	151,344

	Total Materials	2,295,915

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
4,900	KT Corp., (South Korea)	127,296
1,600	Level 3 Communications, Inc. (a)	84,560
11,300	Nippon Telegraph & Telephone Corp., (Japan)	488,132
4,300	SBA Communications Corp., Class A (a)	430,731
57,700	Singapore Telecommunications Ltd., (Singapore)	163,329
115,182	Telecom Italia S.p.A., (Italy), FDR	100,803
31,625	Telefonica Deutschland Holding AG, (Germany)	170,958
16,469	Telefonica S.A., (Spain)	184,068
15,887	Telstra Corp., Ltd., (Australia)	64,834

		1,814,711

	Wireless Telecommunication Services — 0.3%
6,900	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	107,157
8,200	KDDI Corp., (Japan)	218,782
12,100	NTT DOCOMO, Inc., (Japan)	275,050
10,400	SoftBank Group Corp., (Japan)	497,433
142,300	Vodafone Group plc, (United Kingdom)	452,181
10,881	Vodafone Group plc, (United Kingdom), ADR	348,736

		1,899,339

	Total Telecommunication Services	3,714,050

Utilities — 0.1%
	Electric Utilities — 0.0% (g)
7,447	SSE plc, (United Kingdom)	159,368

	Multi-Utilities — 0.1%
9,043	E.ON SE, (Germany)	86,469
14,048	Engie S.A., (France)	217,654

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
32,660	National Grid plc, (United Kingdom)	462,118

		766,241

	Total Utilities	925,609

	Total Common Stocks (Cost $60,297,737)	66,888,552

Exchange-Traded Funds — 25.5%
	International Equity — 6.4%
702,440	iShares MSCI EAFE ETF	40,130,397
191,100	iShares MSCI Japan ETF	2,180,451
194,600	WisdomTree Japan Hedged Equity Fund	8,505,966

	Total International Equity	50,816,814

	U.S. Equity — 19.1%
101,600	iShares Core S&P Mid Cap ETF	14,649,704
660,300	SPDR S&P500 ETF Trust	135,731,268

	Total U.S. Equity	150,380,972

	Total Exchange-Traded Funds (Cost $193,030,276)	201,197,786

Alternative Investment — 2.9%
	Alternative Assets — 2.9%
169,195	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, Class F Shares (Ireland) (a) (Cost $18,994,669)	22,716,275

Investment Companies — 60.8%
	Alternative Assets — 2.3%
876,505	AQR Managed Futures Strategy Fund, Class R6 Shares	8,957,884
1,037,377	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	9,481,623

	Total Alternative Assets	18,439,507

	Fixed Income — 33.4%
8,123,089	JPMorgan Core Bond Fund, Class R6 Shares (b)	95,933,682
7,469,670	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	61,400,684
7,741,328	JPMorgan High Yield Fund, Class R6 Shares (b)	53,415,162
1,795,033	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	18,470,884
3,400,842	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	33,056,182

	Total Fixed Income	262,276,594

	International Equity — 9.5%
3,153,358	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	55,688,304
917,590	Oakmark International Fund, Class I Shares	19,021,643

	Total International Equity	74,709,947

	Money Market — 4.8%
37,731,285	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (s)	37,731,285

	U.S. Equity — 10.8%
1,074,369	JPMorgan Equity Focus Fund, Select Class Shares (b)	25,941,165
1,624,278	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	42,767,243
442,870	Parnassus Core Equity Fund, Institutional Class Shares	16,767,050

	Total U.S. Equity	85,475,458

	Total Investment Companies (Cost $468,138,578)	478,632,791

PRINCIPAL AMOUNT($)
Structured Note — 2.4%
	International Equity — 2.4%
18,000,000	Goldman Sachs Finance Corp., Linked to the Performance of the MSCI Europe Index, 04/26/16 (a) (Cost $18,000,000)	18,567,293

	Total Investments — 100.1% (Cost $758,461,260)	788,002,697
	Liabilities in Excess of Other Assets — (0.1)%	(489,933)

	NET ASSETS — 100.0%	$787,512,764

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	89.8%
Ireland	3.0
Japan	1.5
United Kingdom	1.4
Others (each less than 1.0%)	4.3

*	Percentages indicated are based on total investments as of March 31, 2016.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(s)	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $52,075,381 and 6.6% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,932,057
Aggregate gross unrealized depreciation	(18,390,620)

Net unrealized appreciation/depreciation	$29,541,437

Federal income tax cost of investments	$758,461,260

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2016, net assets of the Fund were $787,512,764 of which $63,024, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,602,306	$7,161,402	$1	$9,763,709
Consumer Staples	340,967	6,465,481	—	6,806,448
Energy	847,726	1,094,235	—	1,941,961
Financials	1,964,670	11,434,673	—	13,399,343
Health Care	1,796,321	8,024,749	—	9,821,070
Industrials	2,802,370	6,776,493	—	9,578,863
Information Technology	3,066,882	5,574,702	—	8,641,584
Materials	612,570	1,683,345	—	2,295,915
Telecommunication Services	971,184	2,742,866	—	3,714,050
Utilities	—	925,609	—	925,609

Total Common Stocks	15,004,996	51,883,555	1	66,888,552

Exchange Traded Funds	201,197,786	—	—	201,197,786
Alternative Investment	—	22,716,275	—	22,716,275
Investment Companies	478,632,791	—	—	478,632,791
Structured Note	—	18,567,293	—	18,567,293

Total Investments in Securities	$694,835,573	$93,167,123	$1	$788,002,697

There were no significant transfers among any levels during the period ended March 31, 2016.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 11.9%
	Consumer Discretionary — 1.7%
	Auto Components — 0.2%
3,200	Aisin Seiki Co., Ltd., (Japan)	120,448
1,198	Autoliv, Inc., (Sweden), SDR	142,461
3,000	Denso Corp., (Japan)	120,422
7,101	ElringKlinger AG, (Germany)	193,909
66,653	GKN plc, (United Kingdom)	275,967
1,600	Koito Manufacturing Co., Ltd., (Japan)	72,449
9,900	Sumitomo Rubber Industries Ltd., (Japan)	152,967

		1,078,623

	Automobiles — 0.2%
4,304	Bayerische Motoren Werke AG, (Germany)	395,132
13,000	Honda Motor Co., Ltd., (Japan)	355,434
15,600	Mitsubishi Motors Corp., (Japan)	116,453
29,900	Nissan Motor Co., Ltd., (Japan)	276,433
7,600	Suzuki Motor Corp., (Japan)	203,214
5,700	Toyota Motor Corp., (Japan)	302,302

		1,648,968

	Distributors — 0.0% (g)
1,800	Pool Corp.	157,932

	Diversified Consumer Services — 0.1%
66,869	AA plc, (United Kingdom)	253,802
4,800	ServiceMaster Global Holdings, Inc. (a)	180,864

		434,666

	Hotels, Restaurants & Leisure — 0.1%
19,178	Compass Group plc, (United Kingdom)	338,077
1,250	Domino’s Pizza, Inc.	164,825
9,840	Greene King plc, (United Kingdom)	123,006
2,050	Wyndham Worldwide Corp.	156,682
111,200	Wynn Macau Ltd., (China) (a)	171,961

		954,551

	Household Durables — 0.1%
18,900	Panasonic Corp., (Japan)	171,173
9,434	Persimmon plc, (United Kingdom)	281,900
4,300	Sony Corp., (Japan)	110,558
2,100	Tempur Sealy International, Inc. (a)	127,659

		691,290

	Media — 0.4%
1,225	Charter Communications, Inc., Class A (a)	247,977
2,800	CyberAgent, Inc., (Japan)	130,169
10,063	Eutelsat Communications S.A., (France)	324,545
9,374	Informa plc, (United Kingdom)	93,286
20,909	Liberty Global plc, (United Kingdom), Class A (a)	804,996
605	Liberty Global plc, (United Kingdom), Series C (a)	22,724
7,906	SES S.A., (Luxembourg), FDR	231,289
23,029	Sky plc, (United Kingdom)	338,401
36,106	WPP plc, (United Kingdom)	840,386

		3,033,773

	Multiline Retail — 0.1%
2,550	Dollar Tree, Inc. (a)	210,273
17,400	Lojas Renner S.A., (Brazil)	100,946
27,836	Marks & Spencer Group plc, (United Kingdom)	162,210
2,400	Ryohin Keikaku Co., Ltd., (Japan)	507,049

		980,478

	Specialty Retail — 0.2%
108,485	BCA Marketplace plc, (United Kingdom)	284,356
51,880	Kingfisher plc, (United Kingdom)	279,820
850	O’Reilly Automotive, Inc. (a)	232,611
2,900	Ross Stores, Inc.	167,910
1,050	Signet Jewelers Ltd.	130,231
1,900	Tractor Supply Co.	171,874
1,750	Williams-Sonoma, Inc.	95,795

		1,362,597

	Textiles, Apparel & Luxury Goods — 0.3%
13,007	Burberry Group plc, (United Kingdom)	254,285
755,000	China Hongxing Sports Ltd., (China) (a)	–	(h)
11,007	Cie Financiere Richemont S.A., (Switzerland)	727,018
6,100	Hanesbrands, Inc.	172,874
896	Kering, (France)	159,974
906	LVMH Moet Hennessy Louis Vuitton SE, (France)	154,814
9,416	Moncler S.p.A., (Italy)	158,844
138,600	Samsonite International S.A.	464,249
1,340	Swatch Group AG (The), (Switzerland)	90,167

		2,182,225

	Total Consumer Discretionary	12,525,103

	Consumer Staples — 1.2%
	Beverages — 0.3%
1,200	Brown-Forman Corp., Class B	118,164
5,509	Carlsberg A/S, (Denmark), Class B	523,825
25,987	Diageo plc, (United Kingdom)	700,715
13,300	Kirin Holdings Co., Ltd., (Japan)	186,316
6,079	Pernod-Ricard S.A., (France)	676,913

		2,205,933

	Food & Staples Retailing — 0.1%
5,100	Seven & i Holdings Co., Ltd., (Japan)	217,299

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food & Staples Retailing — continued
59,663	Tesco plc, (United Kingdom) (a)	163,864

		381,163

	Food Products — 0.3%
4,900	Associated British Foods plc, (United Kingdom)	235,090
3,574	Danone S.A., (France)	253,583
21,260	Nestle S.A., (Switzerland)	1,586,438
4,200	WhiteWave Foods Co. (The) (a)	170,688
84,800	Wilmar International Ltd., (Singapore)	211,462

		2,457,261

	Household Products — 0.1%
1,675	Church & Dwight Co., Inc.	154,401
27,225	PZ Cussons plc, (United Kingdom)	118,042
2,775	Reckitt Benckiser Group plc, (United Kingdom)	267,667

		540,110

	Personal Products — 0.3%
5,520	L’Oreal S.A., (France)	987,453
24,906	Unilever plc, (United Kingdom)	1,123,080

		2,110,533

	Tobacco — 0.1%
8,585	British American Tobacco plc, (United Kingdom)	502,016
8,869	Imperial Brands plc, (United Kingdom)	491,053
1,900	Japan Tobacco, Inc., (Japan)	79,083

		1,072,152

	Total Consumer Staples	8,767,152

	Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
34,000	China Oilfield Services Ltd., (China), Class H	26,639
16,476	WorleyParsons Ltd., (Australia)	68,058

		94,697

	Oil, Gas & Consumable Fuels — 0.4%
69,045	Beach Energy Ltd., (Australia)	34,737
1,075	Cimarex Energy Co.	104,565
11,195	Enbridge, Inc., (Canada)	435,819
33,910	Oil Search Ltd., (Australia)	176,583
2,800	Range Resources Corp.	90,664
9,900	Royal Dutch Shell plc, (Netherlands), Class B, ADR	486,981
15,627	Statoil ASA, (Norway)	244,068
19,169	TOTAL S.A., (France)	872,215

		2,445,632

	Total Energy	2,540,329

	Financials — 2.4%
	Banks — 0.9%
7,480	ABN AMRO Group N.V., (Netherlands), CVA (a) (e)	153,120
22,086	Australia & New Zealand Banking Group Ltd., (Australia)	395,924
10,546	Barclays plc, (United Kingdom), ADR	90,907
11,663	BNP Paribas S.A., (France)	585,956
702	Caixabank S.A., (Spain)	2,069
9,701	Commerzbank AG, (Germany) (a)	84,171
8,414	Danske Bank A/S, (Denmark)	237,447
40,072	DBS Group Holdings Ltd., (Singapore)	456,499
40,892	DNB ASA, (Norway)	482,865
4,350	HDFC Bank Ltd., (India), ADR	268,090
41,627	ING Groep N.V., (Netherlands), CVA	498,143
127,465	Intesa Sanpaolo S.p.A., (Italy)	352,443
769,983	Lloyds Banking Group plc, (United Kingdom)	749,962
7,900	National Bank of Canada, (Canada)	258,457
31,808	Nordea Bank AB, (Sweden)	305,099
33,616	Royal Bank of Scotland Group plc, (United Kingdom) (a)	107,192
14,080	Standard Chartered plc, (United Kingdom)	95,223
4,900	Sumitomo Mitsui Financial Group, Inc., (Japan)	148,753
88,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	257,618
40,580	Svenska Handelsbanken AB, (Sweden), Class A	514,803
10,128	Swedbank AB, (Sweden), Class A (a)	217,514
14,800	United Overseas Bank Ltd., (Singapore)	207,022

		6,469,277

	Capital Markets — 0.2%
8,300	Apollo Global Management LLC, Class A	142,096
2,591	Close Brothers Group plc, (United Kingdom)	46,868
17,695	Credit Suisse Group AG, (Switzerland) (a)	249,888
2,261	Deutsche Bank AG, (Germany)	38,385
10,813	GAM Holding AG, (Switzerland) (a)	156,238
27,380	Henderson Group plc, (United Kingdom)	101,281
4,800	Invesco Ltd.	147,696
4,598	Macquarie Group Ltd., (Australia)	232,724
11,400	Och-Ziff Capital Management Group LLC, Class A	49,590
15,235	UBS Group AG, (Switzerland)	245,071

		1,409,837

	Consumer Finance — 0.0% (g)
9,500	Credit Saison Co., Ltd., (Japan)	165,259

	Diversified Financial Services — 0.1%
35,348	Challenger Ltd., (Australia)	226,839
2,689	London Stock Exchange Group plc, (United Kingdom)	108,623
2,000	Markit Ltd., (United Kingdom) (a)	70,700
2,800	McGraw Hill Financial, Inc.	277,144

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — continued
30,300	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	132,845
2,275	Nasdaq, Inc.	151,015

		967,166

	Insurance — 0.9%
222,200	AIA Group Ltd., (Hong Kong)	1,262,990
1,508	Allianz SE, (Germany)	244,907
5,500	Allied World Assurance Co. Holdings AG, (Switzerland)	192,170
5,200	Assured Guaranty Ltd., (Bermuda)	131,560
40,643	Aviva plc, (United Kingdom)	265,376
21,815	AXA S.A., (France)	511,534
49,212	Direct Line Insurance Group plc, (United Kingdom)	261,031
1,451	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	294,472
34,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	163,158
42,438	Prudential plc, (United Kingdom)	789,706
8,817	QBE Insurance Group Ltd., (Australia)	73,681
1,875	RenaissanceRe Holdings Ltd., (Bermuda)	224,681
40,933	RSA Insurance Group plc, (United Kingdom)	278,955
19,804	Sampo OYJ, (Finland), Class A	938,006
2,200	Sony Financial Holdings, Inc., (Japan)	28,131
36,979	Storebrand ASA, (Norway) (a)	144,044
9,600	Sun Life Financial, Inc., (Canada)	309,713
7,800	Tokio Marine Holdings, Inc., (Japan)	263,546

		6,377,661

	Real Estate Investment Trusts (REITs) — 0.1%
48,543	Scentre Group, (Australia)	165,241
800	Unibail-Rodamco SE, (France)	219,404

		384,645

	Real Estate Management & Development — 0.2%
6,600	CBRE Group, Inc., Class A (a)	190,212
29,964	Cheung Kong Property Holdings Ltd., (Hong Kong)	193,096
21,386	Deutsche Wohnen AG, (Germany)	663,705
4,000	Mitsui Fudosan Co., Ltd., (Japan)	99,631

		1,146,644

	Total Financials	16,920,489

	Health Care — 1.7%
	Biotechnology — 0.2%
2,323	CSL Ltd., (Australia)	180,523
5,184	Genmab A/S, (Denmark) (a)	717,359
6,052	Grifols S.A., (Preference Shares), (Spain), Class B	93,716
3,900	Medivation, Inc. (a)	179,322

		1,170,920

	Health Care Equipment & Supplies — 0.3%
10,100	Boston Scientific Corp. (a)	189,981
13,763	Elekta AB, (Sweden), Class B	102,725
3,450	Essilor International S.A., (France)	425,094
8,709	GN Store Nord A/S, (Denmark)	181,832
3,445	Medtronic plc, (Ireland)	258,375
579	Sonova Holding AG, (Switzerland)	73,895
9,100	Sysmex Corp., (Japan)	568,895

		1,800,797

	Health Care Providers & Services — 0.2%
2,500	Centene Corp. (a)	153,950
6,825	DaVita HealthCare Partners, Inc. (a)	500,818
8,300	Envision Healthcare Holdings, Inc. (a)	169,320
6,488	Fresenius SE & Co. KGaA, (Germany)	472,927
3,600	Miraca Holdings, Inc., (Japan)	147,788
5,000	Premier, Inc., Class A (a)	166,800
1,450	Universal Health Services, Inc., Class B	180,844

		1,792,447

	Pharmaceuticals — 1.0%
32,600	Astellas Pharma, Inc., (Japan)	433,238
11,610	AstraZeneca plc, (United Kingdom)	648,208
6,338	Bayer AG, (Germany)	742,689
3,900	Catalent, Inc. (a)	104,013
4,600	GlaxoSmithKline plc, (United Kingdom), ADR	186,530
16,337	Novartis AG, (Switzerland)	1,182,013
25,962	Novo Nordisk A/S, (Denmark), Class B	1,405,935
6,554	Roche Holding AG, (Switzerland)	1,609,271
6,411	Sanofi, (France)	515,418
1,200	Shire plc, (Ireland), ADR	206,280
4,800	Takeda Pharmaceutical Co., Ltd., (Japan)	218,835

		7,252,430

	Total Health Care	12,016,594

	Industrials — 1.7%
	Aerospace & Defense — 0.3%
5,180	Airbus Group SE, (France)	343,213
3,900	Hexcel Corp.	170,469
1,625	L-3 Communications Holdings, Inc.	192,562
1,900	Rockwell Collins, Inc.	175,199
20,837	Rolls-Royce Holdings plc, (United Kingdom) (a)	203,647
8,886	Safran S.A., (France)	620,243
650	TransDigm Group, Inc. (a)	143,221
14,893	Zodiac Aerospace, (France)	297,426

		2,145,980

	Airlines — 0.0% (g)
1,800	Ryanair Holdings plc, (Ireland), ADR	154,476

	Building Products — 0.1%
35,188	Assa Abloy AB, (Sweden), Class B	692,764

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — 0.1%
299,890	China Everbright International Ltd., (Hong Kong)	334,896
3,500	Copart, Inc. (a)	142,695

		477,591

	Electrical Equipment — 0.2%
10,256	ABB Ltd., (Switzerland) (a)	199,800
3,200	AMETEK, Inc.	159,936
1,100	Hubbell, Inc.	116,523
4,546	Legrand S.A., (France)	254,094
44,000	Mitsubishi Electric Corp., (Japan)	461,029
3,200	Nidec Corp., (Japan)	218,952

		1,410,334

	Industrial Conglomerates — 0.3%
26,464	CK Hutchison Holdings Ltd., (Hong Kong)	343,822
3,452	DCC plc, (Ireland)	304,442
7,900	Jardine Matheson Holdings Ltd., (Hong Kong)	445,165
10,848	Koninklijke Philips N.V., (Netherlands)	308,987
25,700	Sembcorp Industries Ltd., (Singapore)	57,520
5,070	Siemens AG, (Germany)	536,207

		1,996,143

	Machinery — 0.3%
4,100	FANUC Corp., (Japan)	634,961
43,000	Kawasaki Heavy Industries Ltd., (Japan)	124,055
10,000	Kubota Corp., (Japan)	136,497
3,400	SMC Corp., (Japan)	787,876
9,800	THK Co., Ltd., (Japan)	180,401
1,350	WABCO Holdings, Inc. (a)	144,342

		2,008,132

	Marine — 0.0% (g)
167	AP Moeller - Maersk A/S, (Denmark), Class B (a)	218,942
31,000	Nippon Yusen KK, (Japan)	59,778

		278,720

	Professional Services — 0.2%
3,121	DKSH Holding AG, (Switzerland) (a)	213,469
3,000	Equifax, Inc.	342,870
475	IHS, Inc., Class A (a)	58,976
9,400	Nielsen Holdings plc	495,004
3,300	Recruit Holdings Co., Ltd., (Japan)	100,619
1,600	Verisk Analytics, Inc. (a)	127,872

		1,338,810

	Road & Rail — 0.1%
5,200	Avis Budget Group, Inc. (a)	142,272
2,615	Canadian National Railway Co., (Canada)	163,333
1,600	Central Japan Railway Co., (Japan)	282,962
2,225	Genesee & Wyoming, Inc., Class A (a)	139,508

		728,075

	Trading Companies & Distributors — 0.1%
4,400	AerCap Holdings N.V., (Ireland) (a)	170,544
2,550	Fastenal Co.	124,950
11,800	Mitsubishi Corp., (Japan)	199,673
28,300	Sumitomo Corp., (Japan)	280,820

		775,987

	Transportation Infrastructure — 0.0% (g)
70,387	Sydney Airport, (Australia)	360,559

	Total Industrials	12,367,571

	Information Technology — 1.5%
	Communications Equipment — 0.0% (g)
21,126	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	211,528

	Electronic Equipment, Instruments & Components — 0.4%
2,600	Amphenol Corp., Class A	150,332
37,100	Hamamatsu Photonics KK, (Japan)	1,022,441
2,040	Keyence Corp., (Japan)	1,112,559
5,700	Murata Manufacturing Co., Ltd., (Japan)	687,801

		2,973,133

	Internet Software & Services — 0.2%
2,155	Alibaba Group Holding Ltd., (China), ADR (a)	170,310
1,000	Baidu, Inc., (China), ADR (a)	190,880
850	CoStar Group, Inc. (a)	159,944
6,300	Kakaku.com, Inc., (Japan)	116,810
149	NAVER Corp., (South Korea)	83,033
10,000	Tencent Holdings Ltd., (China)	204,444
94,000	Yahoo! Japan Corp., (Japan)	400,086

		1,325,507

	IT Services — 0.3%
1,825	Alliance Data Systems Corp. (a)	401,500
9,493	Amadeus IT Holding S.A., (Spain)	405,958
3,900	Amdocs Ltd.	235,638
6,100	Booz Allen Hamilton Holding Corp.	184,708
1,400	Fidelity National Information Services, Inc.	88,634
2,900	Gartner, Inc. (a)	259,115
2,675	Global Payments, Inc.	174,677
12,500	Infosys Ltd., (India), ADR	237,750
4,800	NeuStar, Inc., Class A (a)	118,080
3,400	Vantiv, Inc., Class A (a)	183,192

		2,289,252

	Semiconductors & Semiconductor Equipment — 0.4%
1,775	ARM Holdings plc, (United Kingdom), ADR	77,550
8,500	ASML Holding N.V., (Netherlands)	855,393
2,100	Broadcom Ltd., (Singapore)	324,450
1,850	NXP Semiconductors N.V., (Netherlands) (a)	149,979

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
99,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	493,796
19,425	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	508,935
2,900	Tokyo Electron Ltd., (Japan)	188,875
3,700	Xilinx, Inc.	175,491

		2,774,469

	Software — 0.2%
4,848	Gemalto N.V., (Netherlands)	357,842
3,200	Oracle Corp., (Japan)	179,464
5,500	Qlik Technologies, Inc. (a)	159,060
3,295	SAP SE, (Germany)	265,143
9,400	Trend Micro, Inc., (Japan)	344,039

		1,305,548

	Technology Hardware, Storage & Peripherals — 0.0% (g)
98	Samsung Electronics Co., Ltd., (South Korea)	112,465

	Total Information Technology	10,991,902

	Materials — 0.4%
	Chemicals — 0.3%
1,729	Air Liquide S.A., (France)	193,978
35,000	Asahi Kasei Corp., (Japan)	236,380
650	Ashland, Inc.	71,474
3,039	BASF SE, (Germany)	228,519
3,597	Covestro AG, (Germany) (a) (e)	134,370
1,675	Ecolab, Inc.	186,796
115	Givaudan S.A., (Switzerland)	225,377
900	International Flavors & Fragrances, Inc.	102,393
4,000	RPM International, Inc.	189,320
8,000	Tosoh Corp., (Japan)	33,597
5,273	Umicore S.A., (Belgium)	261,752

		1,863,956

	Construction Materials — 0.0% (g)
1,125	Martin Marietta Materials, Inc.	179,449

	Metals & Mining — 0.1%
6,835	Acerinox S.A., (Spain)	78,960
1,400	Agnico-Eagle Mines Ltd., (Canada)	50,653
12,240	Antofagasta plc, (Chile)	82,259
3,648	BHP Billiton Ltd., (Australia)	47,139
13,422	BHP Billiton plc, (Australia)	150,305
2,752	Rio Tinto Ltd., (United Kingdom)	89,609
3,695	Rio Tinto plc, (United Kingdom)	103,573
109,563	South32 Ltd., (Australia) (a)	122,946

		725,444

	Paper & Forest Products — 0.0% (g)
21,069	Stora Enso OYJ, (Finland), Class R	188,244

	Total Materials	2,957,093

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.3%
6,161	KT Corp., (South Korea)	160,055
2,000	Level 3 Communications, Inc. (a)	105,700
14,200	Nippon Telegraph & Telephone Corp., (Japan)	613,405
5,550	SBA Communications Corp., Class A (a)	555,943
79,000	Singapore Telecommunications Ltd., (Singapore)	223,622
145,952	Telecom Italia S.p.A., (Italy), FDR	127,732
39,674	Telefonica Deutschland Holding AG, (Germany)	214,469
20,717	Telefonica S.A., (Spain)	231,546
20,476	Telstra Corp., Ltd., (Australia)	83,562

		2,316,034

	Wireless Telecommunication Services — 0.4%
8,700	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	135,111
10,800	KDDI Corp., (Japan)	288,152
14,600	NTT DOCOMO, Inc., (Japan)	331,879
13,700	SoftBank Group Corp., (Japan)	655,272
194,660	Vodafone Group plc, (United Kingdom)	618,563
13,600	Vodafone Group plc, (United Kingdom), ADR	435,880

		2,464,857

	Total Telecommunication Services	4,780,891

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
9,334	SSE plc, (United Kingdom)	199,750

	Multi-Utilities — 0.2%
11,281	E.ON SE, (Germany)	107,869
17,612	Engie S.A., (France)	272,873
41,260	National Grid plc, (United Kingdom)	583,803

		964,545

	Total Utilities	1,164,295

	Total Common Stocks (Cost $78,001,292)	85,031,419

Exchange-Traded Funds — 36.5%
	International Equity — 9.3%
975,850	iShares MSCI EAFE ETF	55,750,311
292,600	iShares MSCI Japan ETF	3,338,566
175,130	WisdomTree Japan Hedged Equity Fund	7,654,932

	Total International Equity	66,743,809

	U.S. Equity — 27.2%
114,850	iShares Core S&P Mid Cap ETF	16,560,221
864,100	SPDR S&P500 ETF Trust	177,624,396

	Total U.S. Equity	194,184,617

	Total Exchange-Traded Funds (Cost $254,497,952)	260,928,426

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Alternative Investment — 2.8%
	Alternative Assets — 2.8%
147,089	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, Class F Shares (Ireland) (a) (Cost $16,512,925)	19,748,285

Investment Companies — 43.4%
	Alternative Assets — 2.4%
826,745	AQR Managed Futures Strategy Fund, Class R6 Shares	8,449,335
923,928	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	8,444,705

	Total Alternative Assets	16,894,040

	Fixed Income — 13.8%
3,844,023	JPMorgan Core Bond Fund, Class R6 Shares (b)	45,397,917
3,176,050	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	26,107,128
1,449,275	JPMorgan High Yield Fund, Class R6 Shares (b)	10,000,000
1,550,388	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	17,240,310

	Total Fixed Income	98,745,355

	International Equity — 10.9%
3,407,505	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	60,176,541
854,708	Oakmark International Fund, Class I Shares	17,718,098

	Total International Equity	77,894,639

	Money Market — 5.2%
37,384,163	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (s)	37,384,163

	U.S. Equity — 11.1%
940,072	JPMorgan Equity Focus Fund, Select Class Shares (b)	22,698,519
1,521,052	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	40,049,304
442,870	Parnassus Core Equity Fund, Institutional Class Shares	16,767,050

	Total U.S. Equity	79,514,873

	Total Investment Companies (Cost $295,613,998)	310,433,070

PRINCIPAL AMOUNT($)
Structured Note — 3.7%
	International Equity — 3.7%
26,000,000	Goldman Sachs Finance Corp., Linked to the Performance of the MSCI Europe Index, 04/26/16 (a) (Cost $26,000,000)	26,819,423

	Total Investments — 98.3% (Cost $670,626,167)	702,960,623
	Other Assets in Excess of Liabilities — 1.7%	12,082,509

	NET ASSETS — 100.0%	$715,043,132

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	86.8%
Ireland	3.0
Japan	2.2
United Kingdom	2.0
France	1.1
Others (each less than 1.0%)	4.9

*	Percentages indicated are based on total investments as of March 31, 2016.

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than $1.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(s)	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $65,948,768 and 9.4% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,188,860
Aggregate gross unrealized depreciation	(17,854,404)

Net unrealized appreciation/depreciation	$32,334,456

Federal income tax cost of investments	$670,626,167

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2016, net assets of the Fund were $715,043,132 of which $58,185, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The following table represents each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$3,430,529	$9,094,574	$—	(a)	$12,525,103
Consumer Staples	443,253	8,323,899	—		8,767,152
Energy	1,118,029	1,422,300	—		2,540,329
Financials	2,504,031	14,416,458	—		16,920,489
Health Care	2,296,233	9,720,361	—		12,016,594
Industrials	3,609,917	8,757,654	—		12,367,571
Information Technology	3,950,225	7,041,677	—		10,991,902
Materials	780,085	2,177,008	—		2,957,093
Telecommunication Services	1,232,634	3,548,257	—		4,780,891
Utilities	—	1,164,295	—		1,164,295

Total Common Stocks	19,364,936	65,666,483	—	(a)	85,031,419

Exchange Traded Funds	260,928,426	—	—		260,928,426
Alternative Investment	—	19,748,285	—		19,748,285
Investment Companies	310,433,070	—	—		310,433,070
Structured Note	—	26,819,423	—		26,819,423

Total Investments in Securities	$590,726,432	$112,234,191	$—	(a)	$702,960,623

(a)	Amount rounds to less than $1.

There were no significant transfers among any levels during the period ended March 31, 2016.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 14.8%
		Auto Components — 0.2%
299		Magna International, Inc., (Canada)	12,832

		Automobiles — 1.6%
2,784		Ford Motor Co.	37,589
3,007		General Motors Co.	94,498

			132,087

		Hotels, Restaurants & Leisure — 3.4%
425		Carnival Corp.	22,406
962		Royal Caribbean Cruises Ltd.	79,012
681		Starbucks Corp.	40,656
1,671		Yum! Brands, Inc.	136,779

			278,853

		Household Durables — 0.1%
52		Harman International Industries, Inc.	4,666

		Internet & Catalog Retail — 1.4%
189		Amazon.com, Inc. (a)	112,435

		Media — 4.4%
83		Charter Communications, Inc., Class A (a)	16,862
825		Comcast Corp., Class A	50,379
1,507		DISH Network Corp., Class A (a)	69,728
1,913		Sirius XM Holdings, Inc. (a)	7,556
160		Time Warner Cable, Inc.	32,801
988		Time Warner, Inc.	71,665
3,841		Twenty-First Century Fox, Inc., Class A	107,073

			356,064

		Multiline Retail — 0.2%
113		Dollar General Corp.	9,656
113		Target Corp.	9,297

			18,953

		Specialty Retail — 3.4%
962		Best Buy Co., Inc.	31,201
228		Home Depot, Inc. (The)	30,409
2,191		Lowe’s Cos., Inc.	165,960
154		O’Reilly Automotive, Inc. (a)	42,198
53		Tiffany & Co.	3,860

			273,628

		Textiles, Apparel & Luxury Goods — 0.1%
170		V.F. Corp.	10,977

		Total Consumer Discretionary	1,200,495

Consumer Staples — 7.5%
		Beverages — 4.5%
203		Coca-Cola Co. (The)	9,399
499		Constellation Brands, Inc., Class A	75,394
1,154		Molson Coors Brewing Co., Class B	111,030
1,636		PepsiCo, Inc.	167,606

			363,429

		Food & Staples Retailing — 0.8%
1,717		Kroger Co. (The)	65,675

		Food Products — 0.5%
350		ConAgra Foods, Inc.	15,599
623		Mondelez International, Inc., Class A	24,999

			40,598

		Household Products — 1.0%
575		Kimberly-Clark Corp.	77,330

		Tobacco — 0.7%
196		Altria Group, Inc.	12,256
492		Philip Morris International, Inc.	48,251

			60,507

		Total Consumer Staples	607,539

Energy — 6.5%
		Energy Equipment & Services — 0.6%
272		Baker Hughes, Inc.	11,917
332		Halliburton Co.	11,873
245		National Oilwell Varco, Inc.	7,626
214		Schlumberger Ltd.	15,768

			47,184

		Oil, Gas & Consumable Fuels — 5.9%
199		Cabot Oil & Gas Corp.	4,522
–	(h)	California Resources Corp. (a)	–	(h)
924		Chevron Corp.	88,178
692		Columbia Pipeline Group, Inc.	17,374
463		Diamondback Energy, Inc. (a)	35,711
471		EOG Resources, Inc.	34,178
120		EQT Corp.	8,047
593		Exxon Mobil Corp.	49,602
353		Marathon Petroleum Corp.	13,136
1,048		Occidental Petroleum Corp.	71,728
459		Pioneer Natural Resources Co.	64,558
301		Tesoro Corp.	25,924
990		Valero Energy Corp.	63,505

			476,463

		Total Energy	523,647

Financials — 15.4%
		Banks — 4.6%
9,725		Bank of America Corp.	131,481
2,381		Citigroup, Inc.	99,394
179		Comerica, Inc.	6,767
251		East West Bancorp, Inc.	8,156
1,394		KeyCorp	15,393

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
150	Prosperity Bancshares, Inc.	6,977
1,291	Regions Financial Corp.	10,138
66	SVB Financial Group (a)	6,735
1,357	Wells Fargo & Co.	65,629
846	Zions Bancorporation	20,482

		371,152

	Capital Markets — 3.7%
123	Ameriprise Financial, Inc.	11,526
691	Bank of New York Mellon Corp. (The)	25,453
78	BlackRock, Inc.	26,394
506	Charles Schwab Corp. (The)	14,173
468	Goldman Sachs Group, Inc. (The)	73,482
1,423	Invesco Ltd.	43,777
3,463	Morgan Stanley	86,597
113	State Street Corp.	6,601
511	TD Ameritrade Holding Corp.	16,118

		304,121

	Consumer Finance — 0.8%
217	Ally Financial, Inc. (a)	4,060
271	Capital One Financial Corp.	18,776
110	Discover Financial Services	5,581
1,187	Synchrony Financial (a)	34,020

		62,437

	Diversified Financial Services — 1.7%
592	Berkshire Hathaway, Inc., Class B (a)	83,979
111	Intercontinental Exchange, Inc.	26,195
854	Voya Financial, Inc.	25,426

		135,600

	Insurance — 2.7%
332	American International Group, Inc.	17,934
902	Arthur J. Gallagher & Co.	40,121
315	Chubb Ltd., (Switzerland)	37,556
1,945	MetLife, Inc.	85,459
500	Prudential Financial, Inc.	36,131

		217,201

	Real Estate Investment Trusts (REITs) — 1.9%
376	AvalonBay Communities, Inc.	71,534
32	Boston Properties, Inc.	4,054
150	Douglas Emmett, Inc.	4,519
26	Equinix, Inc.	8,466
687	Prologis, Inc.	30,365
83	SL Green Realty Corp.	8,031
374	STORE Capital Corp.	9,682
218	Vornado Realty Trust	20,605

		157,256

	Total Financials	1,247,767

Health Care — 14.6%
	Biotechnology — 4.2%
105	Alexion Pharmaceuticals, Inc. (a)	14,660
339	Biogen, Inc. (a)	88,170
755	Celgene Corp. (a)	75,578
1,572	Gilead Sciences, Inc.	144,376
28	Incyte Corp. (a)	2,029
20	Regeneron Pharmaceuticals, Inc. (a)	7,101
107	Vertex Pharmaceuticals, Inc. (a)	8,529

		340,443

	Health Care Equipment & Supplies — 0.1%
288	Abbott Laboratories	12,064

	Health Care Providers & Services — 3.4%
1,103	Aetna, Inc.	123,866
169	Anthem, Inc.	23,434
88	Cigna Corp.	12,008
113	Humana, Inc.	20,747
193	McKesson Corp.	30,318
494	UnitedHealth Group, Inc.	63,689

		274,062

	Life Sciences Tools & Services — 0.3%
134	Illumina, Inc. (a)	21,658

	Pharmaceuticals — 6.6%
415	Allergan plc (a)	111,152
2,660	Bristol-Myers Squibb Co.	169,902
1,091	Eli Lilly & Co.	78,527
280	Johnson & Johnson	30,318
135	Merck & Co., Inc.	7,164
165	Mylan N.V. (a)	7,657
30	Perrigo Co. plc, (Ireland)	3,774
4,432	Pfizer, Inc.	131,355

		539,849

	Total Health Care	1,188,076

Industrials — 9.0%
	Aerospace & Defense — 3.1%
305	General Dynamics Corp.	40,081
1,039	Honeywell International, Inc.	116,454
79	L-3 Communications Holdings, Inc.	9,361
90	Northrop Grumman Corp.	17,870
232	Textron, Inc.	8,466
600	United Technologies Corp.	60,040

		252,272

	Airlines — 1.2%
1,075	Delta Air Lines, Inc.	52,326
753	United Continental Holdings, Inc. (a)	45,081

		97,407

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — 0.4%
455	Allegion plc, (Ireland)	28,982

	Construction & Engineering — 0.1%
153	Fluor Corp.	8,238

	Electrical Equipment — 0.5%
706	Eaton Corp. plc	44,167

	Industrial Conglomerates — 0.9%
526	Danaher Corp.	49,868
673	General Electric Co.	21,404

		71,272

	Machinery — 2.2%
1,037	PACCAR, Inc.	56,686
166	Snap-on, Inc.	26,029
953	Stanley Black & Decker, Inc.	100,297

		183,012

	Road & Rail — 0.6%
30	Canadian Pacific Railway Ltd., (Canada)	4,007
543	Union Pacific Corp.	43,220

		47,227

	Total Industrials	732,577

Information Technology — 22.0%
	Electronic Equipment, Instruments & Components — 1.2%
1,584	TE Connectivity Ltd., (Switzerland)	98,056

	Internet Software & Services — 5.4%
325	Alphabet, Inc., Class A (a)	247,866
54	Alphabet, Inc., Class C (a)	39,929
1,312	Facebook, Inc., Class A (a)	149,745

		437,540

	IT Services — 3.4%
1,103	Accenture plc, (Ireland), Class A	127,298
116	Cognizant Technology Solutions Corp., Class A (a)	7,242
1,013	Fidelity National Information Services, Inc.	64,120
312	PayPal Holdings, Inc. (a)	12,039
745	Vantiv, Inc., Class A (a)	40,157
375	Visa, Inc., Class A	28,649

		279,505

	Semiconductors & Semiconductor Equipment — 4.2%
989	Broadcom Ltd., (Singapore)	152,847
1,626	Lam Research Corp.	134,316
309	NXP Semiconductors N.V., (Netherlands) (a)	25,043
464	Texas Instruments, Inc.	26,614

		338,820

	Software — 4.1%
519	Adobe Systems, Inc. (a)	48,720
5,121	Microsoft Corp.	282,833

		331,553

	Technology Hardware, Storage & Peripherals — 3.7%
2,619	Apple, Inc.	285,456
786	HP, Inc.	9,682
86	Western Digital Corp.	4,063

		299,201

	Total Information Technology	1,784,675

Materials — 3.7%
	Chemicals — 2.4%
912	Dow Chemical Co. (The)	46,379
899	E.I. du Pont de Nemours & Co.	56,899
798	Eastman Chemical Co.	57,611
1,246	Mosaic Co. (The)	33,637

		194,526

	Containers & Packaging — 1.3%
1,179	Crown Holdings, Inc. (a)	58,461
747	Sealed Air Corp.	35,849
357	WestRock Co.	13,930

		108,240

	Total Materials	302,766

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.5%
2,806	AT&T, Inc.	109,899
224	Verizon Communications, Inc.	12,093

		121,992

	Wireless Telecommunication Services — 0.6%
1,284	T-Mobile US, Inc. (a)	49,169

	Total Telecommunication Services	171,161

Utilities — 3.1%
	Electric Utilities — 2.3%
78	American Electric Power Co., Inc.	5,199
646	NextEra Energy, Inc.	76,388
1,266	PPL Corp.	48,197
1,421	Xcel Energy, Inc.	59,435

		189,219

	Gas Utilities — 0.1%
204	UGI Corp.	8,223

	Multi-Utilities — 0.5%
998	CMS Energy Corp.	42,364

	Water Utilities — 0.2%
161	American Water Works Co., Inc.	11,084

	Total Utilities	250,890

	Total Common Stocks (Cost $7,362,647)	8,009,593

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	U.S. Treasury Obligation — 0.2%
13,890	U.S. Treasury Bill, 0.225%, 04/28/16 (k) (n)	13,888

SHARES
	Investment Company — 1.9%
155,166	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l)	155,166

	Total Short-Term Investments
	(Cost $169,053)	169,054

	Total Investments — 100.8% (Cost $7,531,700)	8,178,647
	Liabilities in Excess of Other Assets — (0.8)%	(68,700)

	NET ASSETS — 100.0%	$8,109,947

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,003	E-mini S&P 500	06/17/16	USD	$102,883	$3,611

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$863,853
Aggregate gross unrealized depreciation	(216,906)

Net unrealized appreciation/depreciation	$646,947

Federal income tax cost of investments	$7,531,700

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,164,759	$13,888	$—	$8,178,647

Appreciation in Other Financial Instruments
Futures Contracts	$3,611	$—	$—	$3,611

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 50.2%
		Consumer Discretionary — 8.0%
		Auto Components — 0.4%
1		American Axle & Manufacturing Holdings, Inc. (a)	16
78		Apollo Tyres Ltd., (India)	206
12		Ceat Ltd., (India)	202
9		Continental AG, (Germany)	2,101
12		Cooper Tire & Rubber Co.	437
7		Dana Holding Corp.	99
5		Delphi Automotive plc, (United Kingdom)	379
7		Hankook Tire Co., Ltd., (South Korea)	349
55		Hota Industrial Manufacturing Co. Ltd., (Taiwan)	239
4		Hyundai Mobis Co., Ltd., (South Korea)	859
3		Magna International, Inc., (Canada)	132
9		Stoneridge, Inc. (a)	135
4		Tower International, Inc.	106

			5,260

		Automobiles — 1.0%
837		Astra International Tbk PT, (Indonesia)	458
9		Bayerische Motoren Werke AG, (Germany)	823
67		Ford Motor Co.	898
680		Geely Automobile Holdings Ltd., (China)	337
174		General Motors Co.	5,468
230		Great Wall Motor Co., Ltd., (China), Class H	187
226		Guangzhou Automobile Group Co., Ltd, (China), Class H	235
31		Honda Motor Co., Ltd., (Japan)	856
11		Kia Motors Corp., (South Korea)	446
9		Renault S.A., (France)	921
3		Tesla Motors, Inc. (a)	763
33		Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	265
40		Toyota Motor Corp., (Japan)	2,143

			13,800

		Distributors — 0.1%
32		Dogus Otomotiv Servis ve Ticaret AS, (Turkey)	144
11		Genuine Parts Co.	1,097
7		Jardine Cycle & Carriage Ltd., (Singapore)	220
1		VOXX International Corp. (a)	5

			1,466

		Diversified Consumer Services — 0.1%
1		Ascent Capital Group, Inc., Class A (a)	22
31		Estacio Participacoes S.A., (Brazil)	103
7		Houghton Mifflin Harcourt Co. (a)	131
3		K12, Inc. (a)	26
4		New Oriental Education & Technology Group, Inc., (China), ADR	137
21		Regis Corp. (a)	320
7		ServiceMaster Global Holdings, Inc. (a)	260
6		Strayer Education, Inc. (a)	275

			1,274

		Hotels, Restaurants & Leisure — 1.1%
21		Accor S.A., (France)	871
18		Aramark	605
2		Bloomin’ Brands, Inc.	41
2		Bob Evans Farms, Inc.	96
1		Boyd Gaming Corp. (a)	22
5		Bravo Brio Restaurant Group, Inc. (a)	36
9		Brinker International, Inc.	395
4		Carnival Corp.	223
478		China Travel International Investment Hong Kong Ltd., (Hong Kong)	160
18		ClubCorp Holdings, Inc.	254
5		Darden Restaurants, Inc.	345
2		Diamond Resorts International, Inc. (a)	43
–	(h)	DineEquity, Inc.	23
60		Hilton Worldwide Holdings, Inc.	1,361
16		InterContinental Hotels Group plc, (United Kingdom)	669
6		International Game Technology plc	113
15		Isle of Capri Casinos, Inc. (a)	216
4		Jack in the Box, Inc.	230
10		Kangwon Land, Inc., (South Korea)	367
31		La Quinta Holdings, Inc. (a)	388
3		McDonald’s Corp.	390
19		Norwegian Cruise Line Holdings Ltd. (a)	1,074
3		Oriental Land Co., Ltd., (Japan)	227
8		Restaurant Brands International, Inc., (Canada)	319
1,875		REXLot Holdings Ltd., (Hong Kong)	11
26		Royal Caribbean Cruises Ltd.	2,166
8		Ruby Tuesday, Inc. (a)	42
153		Sands China Ltd., (Hong Kong)	625
11		Sonic Corp.	376
2		Speedway Motorsports, Inc.	48
27		Starbucks Corp.	1,614
160		Wynn Macau Ltd., (China) (a)	248
21		Yum! Brands, Inc.	1,738

			15,336

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Household Durables — 0.7%
47		Arcelik A.S., (Turkey)	318
4		Coway Co., Ltd., (South Korea)	335
1		CSS Industries, Inc.	37
42		D.R. Horton, Inc.	1,278
31		Electrolux AB, (Sweden), Series B (a)	803
14		Harman International Industries, Inc.	1,226
8		Jarden Corp. (a)	460
2		Leggett & Platt, Inc.	116
12		Mohawk Industries, Inc. (a)	2,332
70		MRV Engenharia e Participacoes S.A., (Brazil)	231
2		NACCO Industries, Inc., Class A	99
–	(h)	NVR, Inc. (a)	260
7		PulteGroup, Inc.	130
286		Skyworth Digital Holdings Ltd., (Hong Kong)	177
73		Steinhoff International Holdings N.V., (Netherlands)	477
231		Taylor Wimpey plc, (United Kingdom)	629
38		Toll Brothers, Inc. (a)	1,110
5		ZAGG, Inc. (a)	42

			10,060

		Internet & Catalog Retail — 0.7%
11		Amazon.com, Inc. (a)	6,233
6		Expedia, Inc.	663
1		GS Home Shopping, Inc., (South Korea)	172
10		Netflix, Inc. (a)	1,044
1		Priceline Group, Inc. (The) (a)	1,352
13		Wayfair, Inc., Class A (a)	552

			10,016

		Leisure Products — 0.0% (g)
4		Nautilus, Inc. (a)	83

		Media — 1.7%
23		CBS Corp. (Non-Voting), Class B	1,263
12		Charter Communications, Inc., Class A (a)	2,472
30		Clear Channel Outdoor Holdings, Inc., Class A	141
34		Comcast Corp., Class A	2,056
18		Dentsu, Inc., (Japan)	888
54		DISH Network Corp., Class A (a)	2,507
21		Entercom Communications Corp., Class A (a)	219
27		Media General, Inc. (a)	442
5		Naspers Ltd., (South Africa), Class N	703
7		Nexstar Broadcasting Group, Inc., Class A	293
8		Sinclair Broadcast Group, Inc., Class A	241
19		Sirius XM Holdings, Inc. (a)	76
11		TEGNA, Inc.	254
3		Time Warner Cable, Inc.	595
69		Time Warner, Inc.	5,038
8		Time, Inc.	122
143		Twenty-First Century Fox, Inc., Class A	3,996
14		Twenty-First Century Fox, Inc., Class B	392
52		WPP plc, (United Kingdom)	1,201

			22,899

		Multiline Retail — 0.3%
4		Big Lots, Inc.	172
–	(h)	Dillard’s, Inc., Class A	38
18		Dollar General Corp.	1,507
22		Kohl’s Corp.	1,025
19		Target Corp.	1,589
36		Woolworths Holdings Ltd., (South Africa)	216

			4,547

		Specialty Retail — 1.4%
6		Abercrombie & Fitch Co., Class A	189
1		AutoZone, Inc. (a)	701
12		Bed Bath & Beyond, Inc. (a)	610
53		Best Buy Co., Inc.	1,725
6		Children’s Place, Inc. (The)	482
125		Dixons Carphone plc, (United Kingdom)	764
22		Gap, Inc. (The)	653
626		GOME Electrical Appliances Holding Ltd., (China)	90
2		Guess?, Inc.	39
21		Home Depot, Inc. (The)	2,806
166		Kingfisher plc, (United Kingdom)	897
90		Lowe’s Cos., Inc.	6,852
2		O’Reilly Automotive, Inc. (a)	443
12		Outerwall, Inc.	448
12		Tiffany & Co.	860
14		TJX Cos., Inc. (The)	1,117
34		Truworths International Ltd., (South Africa)	226
6		Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,096

			19,998

		Textiles, Apparel & Luxury Goods — 0.5%
8		adidas AG, (Germany)	924
90		ANTA Sports Products Ltd., (China)	198
386		Belle International Holdings Ltd., (China)	224
43		Burberry Group plc, (United Kingdom)	840
12		Cie Financiere Richemont S.A., (Switzerland)	760

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Textiles, Apparel & Luxury Goods — continued
8		Columbia Sportswear Co.	457
32		Feng TAY Enterprise Co., Ltd., (Taiwan)	171
15		Hanesbrands, Inc.	428
–	(h)	Hermes International, (France)	131
3		Kering, (France)	507
5		LVMH Moet Hennessy Louis Vuitton SE, (France)	871
3		Movado Group, Inc.	73
224		Pou Chen Corp., (Taiwan)	285
69		Ruentex Industries Ltd., (Taiwan) (a)	114
23		Shenzhou International Group Holdings Ltd., (China)	125
75		Taiwan Paiho Ltd., (Taiwan)	224
5		V.F. Corp.	301

			6,633

		Total Consumer Discretionary	111,372

		Consumer Staples — 3.5%
		Beverages — 1.1%
23		Anheuser-Busch InBev S.A./N.V., (Belgium)	2,892
39		Coca-Cola Co. (The)	1,825
16		Coca-Cola Femsa S.A.B. de C.V., (Mexico), Series L	135
5		Constellation Brands, Inc., Class A	793
6		Dr. Pepper Snapple Group, Inc.	572
4		Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	424
32		Molson Coors Brewing Co., Class B	3,090
4		Monster Beverage Corp. (a)	585
37		PepsiCo, Inc.	3,745
6		Pernod-Ricard S.A., (France)	674
11		SABMiller plc, (United Kingdom)	661
12		Suntory Beverage & Food Ltd., (Japan)	522

			15,918

		Food & Staples Retailing — 0.6%
1		BGF retail Co., Ltd., (South Korea)	103
4		Costco Wholesale Corp.	612
10		CVS Health Corp.	1,068
65		Distribuidora Internacional de Alimentacion S.A., (Spain)	335
16		Eurocash S.A., (Poland)	226
3		GS Retail Co., Ltd., (South Korea)	137
3		Ingles Markets, Inc., Class A	96
41		Kroger Co. (The)	1,554
5		Magnit PJSC, (Russia), Reg. S, GDR	215
11		Raia Drogasil S.A., (Brazil) (a)	153
15		Seven & i Holdings Co., Ltd., (Japan)	643
1		Smart & Final Stores, Inc. (a)	13
25		Spar Group Ltd. (The), (South Africa)	338
24		Sprouts Farmers Market, Inc. (a)	708
21		Wal-Mart Stores, Inc.	1,445
7		X5 Retail Group N.V., (Russia), GDR (a)	151

			7,797

		Food Products — 0.7%
13		Associated British Foods plc, (United Kingdom)	607
2		B&G Foods, Inc.	72
42		Biostime International Holdings Ltd., (China)	153
139		China Mengniu Dairy Co., Ltd., (China)	221
3		ConAgra Foods, Inc.	156
–	(h)	Crown Confectionery Co., Ltd., (South Korea)	97
30		Darling Ingredients, Inc. (a)	398
7		Dean Foods Co.	126
13		Gruma S.A.B. de C.V., (Mexico), Class B	207
5		Ingredion, Inc.	523
36		Mondelez International, Inc., Class A	1,425
17		Nestle S.A., (Switzerland)	1,250
23		NH Foods Ltd., (Japan)	506
25		Pilgrim’s Pride Corp. (a)	644
3		Pinnacle Foods, Inc.	152
17		Pioneer Foods Group Ltd., (South Africa)	156
8		Post Holdings, Inc. (a)	543
1		Sanderson Farms, Inc.	113
1		Seneca Foods Corp., Class A (a)	20
8		TreeHouse Foods, Inc. (a)	711
19		Tyson Foods, Inc., Class A	1,293
243		Uni-President Enterprises Corp., (Taiwan)	427

			9,800

		Household Products — 0.4%
22		Energizer Holdings, Inc.	903
15		Kimberly-Clark Corp.	1,989
14		Procter & Gamble Co. (The)	1,120
14		Reckitt Benckiser Group plc, (United Kingdom)	1,336

			5,348

		Personal Products — 0.1%
15		Chlitina Holding Ltd., (China)	126
36		Grape King Bio Ltd., (Taiwan)	206
6		Herbalife Ltd. (a)	388
–	(h)	Medifast, Inc.	11
11		Unilever N.V., (United Kingdom), CVA	480

			1,211

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Tobacco — 0.6%
2		Altria Group, Inc.	122
45		British American Tobacco plc, (United Kingdom)	2,639
17		Imperial Brands plc, (United Kingdom)	952
37		Japan Tobacco, Inc., (Japan)	1,528
6		KT&G Corp., (South Korea)	534
12		Philip Morris International, Inc.	1,187
21		Reynolds American, Inc.	1,076
1		Universal Corp.	82

			8,120

		Total Consumer Staples	48,194

		Energy — 2.7%
		Energy Equipment & Services — 0.3%
2		Archrock, Inc.	14
3		Baker Hughes, Inc.	145
4		Basic Energy Services, Inc. (a)	11
8		Cameron International Corp. (a)	523
30		Ensco plc, (United Kingdom), Class A	314
–	(h)	Exterran Corp. (a)	6
19		FMC Technologies, Inc. (a)	514
11		Gulfmark Offshore, Inc., Class A (a)	68
3		Halliburton Co.	116
25		Key Energy Services, Inc. (a)	9
3		National Oilwell Varco, Inc.	85
39		Noble Corp. plc, (United Kingdom)	408
9		Parker Drilling Co. (a)	19
7		Pioneer Energy Services Corp. (a)	16
4		Schlumberger Ltd.	312
3		SEACOR Holdings, Inc. (a)	165
10		Seadrill Ltd., (United Kingdom) (a)	32
20		Technip S.A., (France)	1,092
3		Unit Corp. (a)	30

			3,879

		Oil, Gas & Consumable Fuels — 2.4%
1		Adams Resources & Energy, Inc.	20
2		Alon USA Energy, Inc.	24
31		Bharat Petroleum Corp., Ltd., (India)	419
30		Bill Barrett Corp. (a)	185
23		Cabot Oil & Gas Corp.	529
1		California Resources Corp.	1
9		Chevron Corp.	890
949		CNOOC Ltd., (China)	1,113
12		Columbia Pipeline Group, Inc.	310
15		Concho Resources, Inc. (a)	1,475
28		Denbury Resources, Inc.	61
7		Devon Energy Corp.	200
17		Diamondback Energy, Inc. (a)	1,344
27		EOG Resources, Inc.	1,934
17		EQT Corp.	1,172
34		Exxon Mobil Corp.	2,820
110		Gazprom PAO, (Russia), ADR	472
2		Hess Corp.	120
30		Hindustan Petroleum Corp., Ltd., (India)	353
20		HollyFrontier Corp.	699
61		Inpex Corp., (Japan)	460
1,556		IRPC PCL, (Thailand)	223
35		Kinder Morgan, Inc.	623
11		Lukoil PJSC, (Russia), ADR	405
26		Marathon Oil Corp.	292
21		Marathon Petroleum Corp.	792
70		Occidental Petroleum Corp.	4,767
80		Oil Search Ltd., (Australia)	418
22		PBF Energy, Inc., Class A	720
8		Phillips 66	719
16		Pioneer Natural Resources Co.	2,291
32		Polski Koncern Naftowy Orlen S.A., (Poland)	628
144		Polskie Gornictwo Naftowe i Gazownictwo S.A., (Poland)	205
2		Renewable Energy Group, Inc. (a)	16
7		REX American Resources Corp. (a)	405
11		Rex Energy Corp. (a)	9
117		Royal Dutch Shell plc, (Netherlands), Class A	2,826
6		S-Oil Corp., (South Korea)	516
19		Stone Energy Corp. (a)	15
66		Surgutneftegas OAO, (Russia), ADR	384
9		Tatneft PAO, (Russia), ADR	299
6		Tesoro Corp.	526
107		Thai Oil PCL, (Thailand), NVDR	211
21		Tullow Oil plc, (United Kingdom) (a)	60
36		Valero Energy Corp.	2,283
1		Western Refining, Inc.	32

			34,266

		Total Energy	38,145

		Financials — 10.1%
		Banks — 3.9%
2		1st Source Corp.	51

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Banks — continued
52		Australia & New Zealand Banking Group Ltd., (Australia)	927
2		BancFirst Corp.	131
74		Banco do Brasil S.A., (Brazil)	403
6		BancorpSouth, Inc.	131
369		Bank of America Corp.	4,988
1,227		Bank of China Ltd., (China), Class H	509
1		Banner Corp.	61
393		Barclays plc, (United Kingdom)	844
2		BBCN Bancorp, Inc.	30
39		BNP Paribas S.A., (France)	1,959
6		Capital Bank Financial Corp., Class A	194
2		Cathay General Bancorp	68
10		Central Pacific Financial Corp.	221
1		Chemical Financial Corp.	34
656		China CITIC Bank Corp., Ltd., (China), Class H (a)	402
699		China Everbright Bank Co., Ltd., (China), Class H	340
247		China Merchants Bank Co., Ltd., (China), Class H	520
408		China Minsheng Banking Corp., Ltd., (China), Class H	381
222		Chongqing Rural Commercial Bank Co., Ltd., (China), Class H	118
9		CIT Group, Inc.	276
117		Citigroup, Inc.	4,898
1		Citizens & Northern Corp.	12
31		Citizens Financial Group, Inc.	643
2		City Holding Co.	73
2		CoBiz Financial, Inc.	19
2		Comerica, Inc.	67
44		Commercial International Bank Egypt SAE, (Egypt), GDR	157
10		CVB Financial Corp.	180
14		DGB Financial Group, Inc., (South Korea)	112
81		Dubai Islamic Bank PJSC, (United Arab Emirates)	131
20		East West Bancorp, Inc.	664
3		FCB Financial Holdings, Inc., Class A (a)	111
34		Fifth Third Bancorp	571
13		First Commonwealth Financial Corp.	112
–	(h)	First Financial Bancorp	4
1		First Interstate BancSystem, Inc., Class A	21
7		First Republic Bank	466
2		Flushing Financial Corp.	44
4		FNB Corp.	49
3		Fulton Financial Corp.	34
2		Great Western Bancorp, Inc.	48
1		Guaranty Bancorp	15
26		HDFC Bank Ltd., (India), ADR	1,573
387		HSBC Holdings plc, (United Kingdom)	2,405
1,426		Industrial & Commercial Bank of China Ltd., (China), Class H	799
31		Industrial Bank of Korea, (South Korea)	331
173		ING Groep N.V., (Netherlands), CVA	2,067
7		Investors Bancorp, Inc.	78
39		Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	336
22		Itau Unibanco Holding S.A., (Brazil), ADR	188
73		KeyCorp	811
892		Krung Thai Bank PCL, (Thailand)	474
1,092		Lloyds Banking Group plc, (United Kingdom)	1,064
11		M&T Bank Corp.	1,190
1		MainSource Financial Group, Inc.	17
212		Mitsubishi UFJ Financial Group, Inc., (Japan)	982
4		National Bank Holdings Corp., Class A	81
2		National Penn Bancshares, Inc.	18
86		Nordea Bank AB, (Sweden)	827
7		OFG Bancorp, (Puerto Rico)	46
17		OTP Bank plc, (Hungary)	417
2		PacWest Bancorp	60
13		PNC Financial Services Group, Inc. (The)	1,099
2		Prosperity Bancshares, Inc.	72
13		Regions Financial Corp.	101
92		Sberbank of Russia PJSC, (Russia), ADR	638
4		Shinhan Financial Group Co., Ltd., (South Korea)	129
1		Sierra Bancorp	13
7		Signature Bank (a)	985
1		Simmons First National Corp., Class A	44
–	(h)	Southside Bancshares, Inc.	12
1		Southwest Bancorp, Inc.	18
111		Standard Chartered plc, (United Kingdom)	754
3		Suffolk Bancorp	81
41		Sumitomo Mitsui Financial Group, Inc., (Japan)	1,242
23		SunTrust Banks, Inc.	819
4		SVB Financial Group (a)	358
6		TCF Financial Corp.	75
170		Turkiye Garanti Bankasi A.S., (Turkey)	497
116		Turkiye Halk Bankasi A.S., (Turkey)	430

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Banks — continued
250		Turkiye Is Bankasi, (Turkey), Class C	414
24		U.S. Bancorp	978
1		UMB Financial Corp.	49
9		Union Bankshares Corp.	213
1		Webster Financial Corp.	21
202		Wells Fargo & Co.	9,785
2		West Bancorporation, Inc.	42
8		Westamerica Bancorporation	374
4		Wilshire Bancorp, Inc.	46
8		Zions Bancorporation	203

			54,275

		Capital Markets — 1.4%
5		Affiliated Managers Group, Inc. (a)	815
6		Ameriprise Financial, Inc.	522
7		Bank of New York Mellon Corp. (The)	256
6		BlackRock, Inc.	1,908
91		Charles Schwab Corp. (The)	2,548
12		Cowen Group, Inc., Class A (a)	47
57		Credit Suisse Group AG, (Switzerland) (a)	809
1		Federated Investors, Inc., Class B	25
17		Goldman Sachs Group, Inc. (The)	2,719
28		Invesco Ltd.	863
5		Investment Technology Group, Inc.	101
5		KCG Holdings, Inc., Class A (a)	58
18		Lazard Ltd., (Bermuda), Class A	683
4		Legg Mason, Inc.	139
40		Meritz Securities Co., Ltd., (South Korea)	123
148		Morgan Stanley	3,699
7		Northern Trust Corp.	424
1		State Street Corp.	65
13		T. Rowe Price Group, Inc.	970
5		TD Ameritrade Holding Corp.	161
151		UBS Group AG, (Switzerland)	2,423

			19,358

		Consumer Finance — 0.3%
38		Ally Financial, Inc. (a)	716
29		Capital One Financial Corp.	2,007
2		Cash America International, Inc.	60
–	(h)	Credit Acceptance Corp. (a)	50
33		Discover Financial Services	1,699
2		Nelnet, Inc., Class A	79
12		Synchrony Financial (a)	339

			4,950

		Diversified Financial Services — 0.4%
6		Berkshire Hathaway, Inc., Class B (a)	840
251		Fubon Financial Holding Co., Ltd., (Taiwan)	320
5		Intercontinental Exchange, Inc.	1,200
2		MarketAxess Holdings, Inc.	250
10		McGraw Hill Financial, Inc.	1,003
5		MSCI, Inc.	378
71		ORIX Corp., (Japan)	1,011
13		Voya Financial, Inc.	380

			5,382

		Insurance — 2.4%
1		Alleghany Corp. (a)	257
7		Allianz SE, (Germany)	1,169
14		Allied World Assurance Co. Holdings AG, (Switzerland)	472
3		Allstate Corp. (The)	229
–	(h)	Ambac Financial Group, Inc. (a)	7
6		American Equity Investment Life Holding Co.	100
27		American International Group, Inc.	1,436
24		Arthur J. Gallagher & Co.	1,054
7		Aspen Insurance Holdings Ltd., (Bermuda)	324
75		Aviva plc, (United Kingdom)	488
83		AXA S.A., (France)	1,949
307		Cathay Financial Holding Co., Ltd., (Taiwan)	367
44		Chubb Ltd., (Switzerland)	5,212
34		CNO Financial Group, Inc.	609
3		Everest Re Group Ltd., (Bermuda)	513
1		First American Financial Corp.	31
1		Global Indemnity plc, (Ireland) (a)	18
32		Hartford Financial Services Group, Inc. (The)	1,484
3		Kemper Corp.	88
6		Lincoln National Corp.	239
44		Loews Corp.	1,683
41		Marsh & McLennan Cos., Inc.	2,506
61		MetLife, Inc.	2,689
1		Navigators Group, Inc. (The) (a)	111
226		PICC Property & Casualty Co., Ltd., (China), Class H	416
205		Ping An Insurance Group Co. of China Ltd., (China), Class H	981
2		Primerica, Inc.	109
2		ProAssurance Corp.	105
16		Prudential Financial, Inc.	1,187
125		Prudential plc, (United Kingdom)	2,329
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	3

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Insurance — continued
27		Sompo Japan Nipponkoa Holdings, Inc., (Japan)	774
–	(h)	Stewart Information Services Corp.	14
31		Sul America S.A., (Brazil)	137
25		Tokio Marine Holdings, Inc., (Japan)	831
14		Travelers Cos., Inc. (The)	1,587
21		Unum Group	652
4		Zurich Insurance Group AG, (Switzerland) (a)	964

			33,124

		Real Estate Investment Trusts (REITs) — 1.0%
3		American Assets Trust, Inc.	106
48		American Homes 4 Rent, Class A	767
–	(h)	Armada Hoffler Properties, Inc.	4
4		ARMOUR Residential REIT, Inc.	87
–	(h)	Ashford Hospitality Prime, Inc.	4
1		Ashford Hospitality Trust, Inc.	7
8		AvalonBay Communities, Inc.	1,532
–	(h)	Boston Properties, Inc.	41
23		Brixmor Property Group, Inc.	589
17		Capstead Mortgage Corp.	166
3		CBL & Associates Properties, Inc.	34
6		CoreSite Realty Corp.	453
1		Cousins Properties, Inc.	8
40		CYS Investments, Inc.	329
1		DCT Industrial Trust, Inc.	54
3		DiamondRock Hospitality Co.	29
1		Douglas Emmett, Inc.	44
9		EastGroup Properties, Inc.	554
2		EPR Properties	113
–	(h)	Equinix, Inc.	83
9		Equity Commonwealth (a)	257
1		Equity LifeStyle Properties, Inc.	73
3		FelCor Lodging Trust, Inc.	22
1		First Industrial Realty Trust, Inc.	32
2		Franklin Street Properties Corp.	26
1		Gladstone Commercial Corp.	9
151		Goodman Group, (Australia)	771
3		Government Properties Income Trust	48
4		Gramercy Property Trust	30
12		HCP, Inc.	378
5		Hersha Hospitality Trust	106
3		Hospitality Properties Trust	77
16		Kimco Realty Corp.	446
23		Klepierre, (France)	1,091
5		LTC Properties, Inc.	205
3		Mack-Cali Realty Corp.	60
3		Monogram Residential Trust, Inc.	25
1		National Retail Properties, Inc.	50
17		Outfront Media, Inc.	357
3		Pennsylvania Real Estate Investment Trust	62
2		Post Properties, Inc.	91
5		Potlatch Corp.	164
17		Prologis, Inc.	742
1		PS Business Parks, Inc.	50
3		Public Storage	745
5		Ramco-Gershenson Properties Trust	94
29		Rayonier, Inc.	726
7		RLJ Lodging Trust	168
1		Saul Centers, Inc.	73
1		Silver Bay Realty Trust Corp.	9
2		SL Green Realty Corp.	184
4		STORE Capital Corp.	96
1		Summit Hotel Properties, Inc.	11
1		Taubman Centers, Inc.	68
5		Vornado Realty Trust	459
87		Westfield Corp., (Australia)	669
16		Weyerhaeuser Co.	492

			13,970

		Real Estate Management & Development — 0.6%
295		Aldar Properties PJSC, (United Arab Emirates)	221
4		Alexander & Baldwin, Inc.	134
7		Brookfield Asset Management, Inc., (Canada), Class A	251
55		CBRE Group, Inc., Class A (a)	1,588
102		Cheung Kong Property Holdings Ltd., (Hong Kong)	657
496		China Overseas Land & Investment Ltd., (Hong Kong)	1,571
130		China Resources Land Ltd., (Hong Kong)	334
155		China Vanke Co., Ltd., (China), Class H	379
40		Daiwa House Industry Co., Ltd., (Japan)	1,124
18		Forestar Group, Inc. (a)	239
116		Hang Lung Properties Ltd., (Hong Kong)	221
3		Jones Lang LaSalle, Inc.	329
71		Mitsui Fudosan Co., Ltd., (Japan)	1,768
1		St. Joe Co. (The) (a)	9

			8,825

		Thrifts & Mortgage Finance — 0.1%
1		Astoria Financial Corp.	11
1		BankFinancial Corp.	6

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Thrifts & Mortgage Finance — continued
2		Beneficial Bancorp, Inc. (a)	34
1		Capitol Federal Financial, Inc.	7
2		Charter Financial Corp.	29
22		Housing Development Finance Corp., Ltd., (India)	375
17		Meridian Bancorp, Inc.	237
6		MGIC Investment Corp. (a)	48
6		NMI Holdings, Inc., Class A (a)	31
18		Northfield Bancorp, Inc.	290
2		OceanFirst Financial Corp.	34
4		Oritani Financial Corp.	74
4		Walker & Dunlop, Inc. (a)	89

			1,265

		Total Financials	141,149

		Health Care — 6.6%
		Biotechnology — 1.5%
4		ACADIA Pharmaceuticals, Inc. (a)	116
3		Adamas Pharmaceuticals, Inc. (a)	39
–	(h)	Aduro Biotech, Inc. (a)	6
3		Aegerion Pharmaceuticals, Inc. (a)	13
1		Aimmune Therapeutics, Inc. (a)	14
8		Alexion Pharmaceuticals, Inc. (a)	1,162
11		Amgen, Inc.	1,627
8		Amicus Therapeutics, Inc. (a)	71
1		Anacor Pharmaceuticals, Inc. (a)	76
–	(h)	Applied Genetic Technologies Corp. (a)	3
1		Ardelyx, Inc. (a)	7
10		Arrowhead Research Corp. (a)	48
2		Atara Biotherapeutics, Inc. (a)	29
5		aTyr Pharma, Inc. (a)	20
1		Avalanche Biotechnologies, Inc. (a)	7
1		Avexis, Inc. (a)	25
4		Bellicum Pharmaceuticals, Inc. (a)	37
8		Biogen, Inc. (a)	1,985
4		BioMarin Pharmaceutical, Inc. (a)	289
1		Blueprint Medicines Corp. (a)	22
1		Cara Therapeutics, Inc. (a)	7
33		Celgene Corp. (a)	3,275
2		ChemoCentryx, Inc. (a)	5
2		Chiasma, Inc. (a)	15
1		Chimerix, Inc. (a)	6
2		Coherus Biosciences, Inc. (a)	46
1		Dicerna Pharmaceuticals, Inc. (a)	3
3		Dimension Therapeutics, Inc. (a)	22
3		Edge Therapeutics, Inc. (a)	28
3		FibroGen, Inc. (a)	53
3		Flexion Therapeutics, Inc. (a)	27
5		Genmab A/S, (Denmark) (a)	720
76		Gilead Sciences, Inc.	6,958
3		Global Blood Therapeutics, Inc. (a)	40
3		Halozyme Therapeutics, Inc. (a)	29
2		Heron Therapeutics, Inc. (a)	46
5		Idera Pharmaceuticals, Inc. (a)	11
2		Immune Design Corp. (a)	27
2		Incyte Corp. (a)	168
6		Infinity Pharmaceuticals, Inc. (a)	30
4		Karyopharm Therapeutics, Inc. (a)	39
12		Kite Pharma, Inc. (a)	547
2		MacroGenics, Inc. (a)	35
4		Merrimack Pharmaceuticals, Inc. (a)	33
2		Mirati Therapeutics, Inc. (a)	41
2		Neurocrine Biosciences, Inc. (a)	96
4		Nivalis Therapeutics, Inc. (a)	16
1		Ophthotech Corp. (a)	52
1		Portola Pharmaceuticals, Inc. (a)	14
2		Proteostasis Therapeutics, Inc. (a)	18
2		Prothena Corp. plc, (Ireland) (a)	93
5		PTC Therapeutics, Inc. (a)	31
2		Radius Health, Inc. (a)	50
2		Regeneron Pharmaceuticals, Inc. (a)	842
2		Sage Therapeutics, Inc. (a)	53
1		Seres Therapeutics, Inc. (a)	34
2		Spark Therapeutics, Inc. (a)	46
19		Synergy Pharmaceuticals, Inc. (a)	52
2		Tokai Pharmaceuticals, Inc. (a)	14
7		Trius Therapeutics, Inc. (a)	–	(h)
1		Ultragenyx Pharmaceutical, Inc. (a)	66
1		United Therapeutics Corp. (a)	56
2		Versartis, Inc. (a)	13
21		Vertex Pharmaceuticals, Inc. (a)	1,653
2		Xencor, Inc. (a)	26
–	(h)	Zafgen, Inc. (a)	2

			21,034

		Health Care Equipment & Supplies — 0.3%
3		Abbott Laboratories	123
3		C.R. Bard, Inc.	547
1		CONMED Corp.	29
7		Essilor International S.A., (France)	844
6		Inogen, Inc. (a)	259
2		LivaNova plc, (United Kingdom) (a)	120

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Health Care Equipment & Supplies — continued
33		Novadaq Technologies, Inc., (Canada) (a)	364
2		NuVasive, Inc. (a)	75
4		Orthofix International N.V. (a)	184
–	(h)	Penumbra, Inc. (a)	13
11		Quidel Corp. (a)	189
54		Smith & Nephew plc, (United Kingdom)	897
11		St. Shine Optical Co., Ltd., (Taiwan)	224
7		SurModics, Inc. (a)	133
1		Utah Medical Products, Inc.	39
8		Wright Medical Group NV, (Netherlands) (a)	126

			4,166

		Health Care Providers & Services — 1.8%
18		Acadia Healthcare Co., Inc. (a)	1,019
1		Addus HomeCare Corp. (a)	23
1		Adeptus Health, Inc., Class A (a)	43
38		Aetna, Inc.	4,250
6		Alliance HealthCare Services, Inc. (a)	44
6		AmerisourceBergen Corp.	476
7		Amsurg Corp. (a)	507
11		Anthem, Inc.	1,513
4		Centene Corp. (a)	277
6		Cigna Corp.	764
16		Cross Country Healthcare, Inc. (a)	183
24		Envision Healthcare Holdings, Inc. (a)	499
1		Express Scripts Holding Co. (a)	48
3		Fresenius Medical Care AG & Co. KGaA, (Germany)	300
11		HCA Holdings, Inc. (a)	835
14		Humana, Inc.	2,498
2		Landauer, Inc.	68
11		McKesson Corp.	1,711
12		Molina Healthcare, Inc. (a)	766
7		Owens & Minor, Inc.	287
59		Shanghai Pharmaceuticals Holding Co., Ltd., (China), Class H	117
100		Sinopharm Group Co., Ltd., (China), Class H	452
8		Surgical Care Affiliates, Inc. (a)	384
57		UnitedHealth Group, Inc.	7,356
3		WellCare Health Plans, Inc. (a)	302

			24,722

		Health Care Technology — 0.0% (g)
5		HMS Holdings Corp. (a)	75
23		Veeva Systems, Inc., Class A (a)	588

			663

		Life Sciences Tools & Services — 0.2%
2		Affymetrix, Inc. (a)	26
1		Cambrex Corp. (a)	35
15		Illumina, Inc. (a)	2,359
2		INC Research Holdings, Inc., Class A (a)	81
2		PAREXEL International Corp. (a)	118

			2,619

		Pharmaceuticals — 2.8%
13		Allergan plc (a)	3,436
2		Amphastar Pharmaceuticals, Inc. (a)	29
59		Astellas Pharma, Inc., (Japan)	789
20		AstraZeneca plc, (United Kingdom)	1,128
4		Axsome Therapeutics, Inc. (a)	33
14		Bayer AG, (Germany)	1,613
7		BioDelivery Sciences International, Inc. (a)	24
70		Bristol-Myers Squibb Co.	4,503
244		CSPC Pharmaceutical Group Ltd., (China)	221
33		Eli Lilly & Co.	2,385
4		Flex Pharma, Inc. (a)	46
81		GlaxoSmithKline plc, (United Kingdom)	1,648
–	(h)	Intra-Cellular Therapies, Inc. (a)	9
4		Jazz Pharmaceuticals plc, (Ireland) (a)	496
16		Johnson & Johnson	1,726
24		Jubilant Life Sciences Ltd., (India)	151
25		Merck & Co., Inc.	1,333
2		Mylan N.V. (a)	77
22		Novartis AG, (Switzerland)	1,569
38		Novo Nordisk A/S, (Denmark), Class B	2,068
14		Orexigen Therapeutics, Inc. (a)	8
1		Pacira Pharmaceuticals, Inc. (a)	78
–	(h)	Perrigo Co. plc, (Ireland)	37
271		Pfizer, Inc.	8,046
3		Prestige Brands Holdings, Inc. (a)	148
2		Relypsa, Inc. (a)	24
17		Revance Therapeutics, Inc. (a)	298
15		Roche Holding AG, (Switzerland)	3,726
14		Sanofi, (France)	1,137
17		Shire plc, (Ireland)	971
481		Sino Biopharmaceutical Ltd., (Hong Kong)	361
16		Teva Pharmaceutical Industries Ltd., (Israel), ADR	838
2		TherapeuticsMD, Inc. (a)	10
1		Yuhan Corp., (South Korea)	135

			39,101

		Total Health Care	92,305

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Industrials — 5.0%
		Aerospace & Defense — 1.0%
12		AAR Corp.	275
15		Airbus Group SE, (France)	963
7		BWX Technologies, Inc.	242
12		DigitalGlobe, Inc. (a)	207
3		General Dynamics Corp.	406
46		Honeywell International, Inc.	5,194
2		Huntington Ingalls Industries, Inc.	260
3		L-3 Communications Holdings, Inc.	381
103		Meggitt plc, (United Kingdom)	601
2		Moog, Inc., Class A (a)	79
9		Northrop Grumman Corp.	1,854
9		Spirit AeroSystems Holdings, Inc., Class A (a)	413
2		Textron, Inc.	85
13		Thales S.A., (France)	1,177
24		United Technologies Corp.	2,355

			14,492

		Air Freight & Logistics — 0.1%
2		Atlas Air Worldwide Holdings, Inc. (a)	88
48		Yamato Holdings Co., Ltd., (Japan)	957

			1,045

		Airlines — 0.7%
4		Alaska Air Group, Inc.	306
119		Delta Air Lines, Inc.	5,804
2		Hawaiian Holdings, Inc. (a)	113
22		Japan Airlines Co., Ltd., (Japan)	806
1		Southwest Airlines Co.	63
157		Turk Hava Yollari AO, (Turkey) (a)	435
37		United Continental Holdings, Inc. (a)	2,205

			9,732

		Building Products — 0.4%
9		Allegion plc, (Ireland)	603
7		Caesarstone Sdot-Yam Ltd., (Israel) (a)	227
200		China Lesso Group Holdings Ltd., (China)	107
6		Continental Building Products, Inc. (a)	107
20		Daikin Industries Ltd., (Japan)	1,524
22		Fortune Brands Home & Security, Inc.	1,223
4		Gibraltar Industries, Inc. (a)	101
9		Lennox International, Inc.	1,244
31		Masco Corp.	985

			6,121

		Commercial Services & Supplies — 0.3%
36		ACCO Brands Corp. (a)	321
20		Aggreko plc, (United Kingdom)	308
3		Deluxe Corp.	184
7		Ennis, Inc.	129
9		Essendant, Inc.	284
2		Interface, Inc.	35
7		Pitney Bowes, Inc.	151
5		R.R. Donnelley & Sons Co.	85
8		Stericycle, Inc. (a)	1,008
2		VSE Corp.	117
27		Waste Connections, Inc.	1,771
6		West Corp.	126

			4,519

		Construction & Engineering — 0.2%
18		AECOM (a)	551
4		Argan, Inc.	135
216		China Railway Construction Corp., Ltd., (China), Class H	257
6		EMCOR Group, Inc.	299
2		Fluor Corp.	118
156		Kajima Corp., (Japan)	977
3		MasTec, Inc. (a)	66
81		Tekfen Holding AS, (Turkey) (a)	157
–	(h)	Valmont Industries, Inc.	57

			2,617

		Electrical Equipment — 0.3%
7		Acuity Brands, Inc.	1,635
7		Eaton Corp. plc	440
8		Nidec Corp., (Japan)	575
17		Schneider Electric SE, (France)	1,080
8		SolarCity Corp. (a)	201
55		Xinjiang Goldwind Science & Technology Co., Ltd., (China), Class H	79

			4,010

		Industrial Conglomerates — 0.5%
20		Carlisle Cos., Inc.	2,007
128		CK Hutchison Holdings Ltd., (Hong Kong)	1,662
5		Danaher Corp.	493
66		General Electric Co.	2,102
108		Turkiye Sise ve Cam Fabrikalari AS, (Turkey)	140

			6,404

		Machinery — 0.9%
1		Blount International, Inc. (a)	12
9		Briggs & Stratton Corp.	216
51		DMG Mori Co., Ltd., (Japan)	466
10		Douglas Dynamics, Inc.	218
14		Dover Corp.	882

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Machinery — continued
4		FANUC Corp., (Japan)	681
2		Hurco Cos., Inc.	50
1		Hyster-Yale Materials Handling, Inc.	42
15		Illinois Tool Works, Inc.	1,578
3		Kadant, Inc.	154
25		Komatsu Ltd., (Japan)	416
67		Kubota Corp., (Japan)	908
15		Makita Corp., (Japan)	924
26		PACCAR, Inc.	1,424
48		Shin Zu Shing Co., Ltd., (Taiwan) (a)	171
4		SMC Corp., (Japan)	927
2		Snap-on, Inc.	259
24		Stanley Black & Decker, Inc.	2,560
–	(h)	Watts Water Technologies, Inc., Class A	14

			11,902

		Marine — 0.0% (g)
8		Matson, Inc.	304

		Professional Services — 0.0% (g)
4		Barrett Business Services, Inc.	108
1		Franklin Covey Co. (a)	20
2		ManpowerGroup, Inc.	171

			299

		Road & Rail — 0.2%
3		ArcBest Corp.	69
–	(h)	Canadian Pacific Railway Ltd., (Canada)	40
3		East Japan Railway Co., (Japan)	216
9		Old Dominion Freight Line, Inc. (a)	625
1		PAM Transportation Services, Inc. (a)	21
3		Swift Transportation Co. (a)	63
26		Union Pacific Corp.	2,040
6		USA Truck, Inc. (a)	114

			3,188

		Trading Companies & Distributors — 0.3%
2		Applied Industrial Technologies, Inc.	90
5		DXP Enterprises, Inc. (a)	81
40		HD Supply Holdings, Inc. (a)	1,331
4		Titan Machinery, Inc. (a)	49
3		W.W. Grainger, Inc.	677
20		Wolseley plc, (Switzerland)	1,150

			3,378

		Transportation Infrastructure — 0.1%
112		COSCO Pacific Ltd., (Hong Kong)	147
182		Shenzhen Expressway Co., Ltd., (China), Class H	159
118		Shenzhen International Holdings Ltd., (Hong Kong)	191
23		TAV Havalimanlari Holding A.S., (Turkey)	135
312		Zhejiang Expressway Co., Ltd., (China), Class H	335

			967

		Total Industrials	68,978

		Information Technology — 9.9%
		Communications Equipment — 0.4%
12		Arista Networks, Inc. (a)	763
34		Cisco Systems, Inc.	974
16		Harmonic, Inc. (a)	53
19		Harris Corp.	1,491
5		InterDigital, Inc.	303
2		Motorola Solutions, Inc.	174
3		NETGEAR, Inc. (a)	130
139		Nokia OYJ, (Finland)	826
3		Palo Alto Networks, Inc. (a)	525
5		Plantronics, Inc.	200
21		Polycom, Inc. (a)	229
5		Ubiquiti Networks, Inc. (a)	171
103		ZTE Corp., (China), Class H	187

			6,026

		Electronic Equipment, Instruments & Components — 0.7%
43		AAC Technologies Holdings, Inc., (China)	329
18		Amphenol Corp., Class A	1,033
9		Arrow Electronics, Inc. (a)	599
1		Benchmark Electronics, Inc. (a)	15
1		Coherent, Inc. (a)	48
235		Compeq Manufacturing Co., Ltd., (Taiwan)	150
100		Elite Material Co., Ltd., (Taiwan)	191
78		FLEXium Interconnect, Inc., (Taiwan)	201
177		Hon Hai Precision Industry Co., Ltd., (Taiwan)	467
–	(h)	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	–	(h)
742		Innolux Corp., (Taiwan)	259
2		Insight Enterprises, Inc. (a)	45
36		InvenSense, Inc. (a)	303
3		Keyence Corp., (Japan)	1,854
4		Largan Precision Co., Ltd., (Taiwan)	310
21		LG Display Co., Ltd., (South Korea)	488
10		Partron Co., Ltd., (South Korea)	103
4		Sanmina Corp. (a)	88
87		Sunny Optical Technology Group Co., Ltd., (China)	245

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
3	SYNNEX Corp.	278
34	TE Connectivity Ltd., (Switzerland)	2,091
5	Tech Data Corp. (a)	346
5	VeriFone Systems, Inc. (a)	131
3	Vishay Intertechnology, Inc.	33
59	Zhen Ding Technology Holding Ltd., (Taiwan)	132

		9,739

	Internet Software & Services — 1.9%
6	Alphabet, Inc., Class A (a)	4,203
12	Alphabet, Inc., Class C (a)	8,864
4	Baidu, Inc., (China), ADR (a)	668
62	Bazaarvoice, Inc. (a)	194
4	Blucora, Inc. (a)	22
4	CoStar Group, Inc. (a)	708
20	EarthLink Holdings Corp.	116
41	eBay, Inc. (a)	985
70	Facebook, Inc., Class A (a)	7,986
8	Marchex, Inc., Class B	37
3	Mimecast Ltd., (United Kingdom) (a)	30
5	MINDBODY, Inc., Class A (a)	69
3	NetEase, Inc., (China), ADR	418
32	Tencent Holdings Ltd., (China)	656
6	VeriSign, Inc. (a)	514
8	Web.com Group, Inc. (a)	160
4	WebMD Health Corp. (a)	241
6	Xactly Corp. (a)	43

		25,914

	IT Services — 1.3%
23	Accenture plc, (Ireland), Class A	2,672
1	Cognizant Technology Solutions Corp., Class A (a)	93
13	Computer Sciences Corp.	447
12	Convergys Corp.	338
6	CSG Systems International, Inc.	276
1	EVERTEC, Inc., (Puerto Rico)	13
26	Fidelity National Information Services, Inc.	1,666
3	Gartner, Inc. (a)	310
33	HCL Technologies Ltd., (India)	403
1	Heartland Payment Systems, Inc.	142
8	Leidos Holdings, Inc.	382
27	MasterCard, Inc., Class A	2,557
54	PayPal Holdings, Inc. (a)	2,086
7	QIWI plc, (Cyprus), ADR	109
3	Science Applications International Corp.	172
90	TravelSky Technology Ltd., (China)	148
14	Unisys Corp. (a)	105
26	Vantiv, Inc., Class A (a)	1,387
64	Visa, Inc., Class A	4,863
6	Western Union Co. (The)	123

		18,292

	Semiconductors & Semiconductor Equipment — 2.2%
5	Advanced Energy Industries, Inc. (a)	181
393	Advanced Semiconductor Engineering, Inc., (Taiwan)	455
4	Alpha & Omega Semiconductor Ltd. (a)	51
5	Analog Devices, Inc.	296
62	ARM Holdings plc, (United Kingdom)	897
21	ASML Holding N.V., (Netherlands)	2,109
47	Broadcom Ltd., (Singapore)	7,275
14	Cohu, Inc.	171
4	First Solar, Inc. (a)	240
76	Infineon Technologies AG, (Germany)	1,081
8	Integrated Device Technology, Inc. (a)	171
8	Intersil Corp., Class A	110
15	KLA-Tencor Corp.	1,078
63	Lam Research Corp.	5,220
45	Marvell Technology Group Ltd., (Bermuda)	463
1	Microsemi Corp. (a)	26
16	NVIDIA Corp.	570
35	NXP Semiconductors N.V., (Netherlands) (a)	2,851
17	QUALCOMM, Inc.	864
1	Silicon Laboratories, Inc. (a)	24
4	Silicon Motion Technology Corp., (Taiwan), ADR	146
13	SK Hynix, Inc., (South Korea)	323
63	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,639
2	Tessera Technologies, Inc.	50
48	Texas Instruments, Inc.	2,774
12	Tokyo Electron Ltd., (Japan)	801
23	Trina Solar Ltd., (China), ADR (a)	228
122	Win Semiconductors Corp., (Taiwan)	242
18	Xcerra Corp. (a)	115
4	Xilinx, Inc.	166
346	Xinyi Solar Holdings Ltd., (China)	123

		30,740

	Software — 2.1%
5	ACI Worldwide, Inc. (a)	109
17	Activision Blizzard, Inc.	575

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
28	Adobe Systems, Inc. (a)	2,638
13	Aspen Technology, Inc. (a)	464
5	AVG Technologies N.V., (Netherlands) (a)	102
4	Barracuda Networks, Inc. (a)	57
24	Electronic Arts, Inc. (a)	1,604
2	Fair Isaac Corp.	233
12	Guidewire Software, Inc. (a)	640
1	Manhattan Associates, Inc. (a)	47
6	Mentor Graphics Corp.	120
255	Microsoft Corp.	14,073
15	Mobileye N.V., (Israel) (a)	558
2	NCSoft Corp., (South Korea)	463
28	Nuance Communications, Inc. (a)	520
31	Oracle Corp.	1,260
1	Progress Software Corp. (a)	22
2	Rapid7, Inc. (a)	24
17	Rovi Corp. (a)	354
8	salesforce.com, Inc. (a)	583
16	SAP SE, (Germany)	1,276
9	ServiceNow, Inc. (a)	547
10	Splunk, Inc. (a)	499
28	Take-Two Interactive Software, Inc. (a)	1,069
4	VASCO Data Security International, Inc. (a)	54
7	Workday, Inc., Class A (a)	506

		28,397

	Technology Hardware, Storage & Peripherals — 1.3%
121	Apple, Inc.	13,184
40	Casetek Holdings Ltd., (Taiwan)	217
45	Catcher Technology Co., Ltd., (Taiwan)	369
72	Chicony Electronics Co., Ltd., (Taiwan)	185
181	Foxconn Technology Co., Ltd., (Taiwan)	406
40	Hewlett Packard Enterprise Co.	712
77	HP, Inc.	950
164	Pegatron Corp., (Taiwan)	382
2	Samsung Electronics Co., Ltd., (South Korea)	2,005
1	Western Digital Corp.	41

		18,451

	Total Information Technology	137,559

	Materials — 2.1%
	Chemicals — 0.9%
7	Air Products & Chemicals, Inc.	954
16	Akzo Nobel N.V., (Netherlands)	1,085
8	Axiall Corp.	178
12	Chr Hansen Holding A/S, (Denmark)	807
19	Dow Chemical Co. (The)	988
17	E.I. du Pont de Nemours & Co.	1,077
21	Eastman Chemical Co.	1,546
3	Hyosung Corp., (South Korea)	375
2	Innophos Holdings, Inc.	72
4	Linde AG, (Germany)	602
1	Lotte Chemical Corp., (South Korea)	338
13	LyondellBasell Industries N.V., Class A	1,130
3	Minerals Technologies, Inc.	176
39	Mosaic Co. (The)	1,049
4	Nitto Denko Corp., (Japan)	228
2	Olin Corp.	37
7	OMNOVA Solutions, Inc. (a)	40
9	PPG Industries, Inc.	1,023
11	Rayonier Advanced Materials, Inc.	104
3	Sherwin-Williams Co. (The)	793
7	Shin-Etsu Chemical Co., Ltd., (Japan)	351

		12,953

	Construction Materials — 0.4%
9	Eagle Materials, Inc.	620
7	Imerys S.A., (France)	516
19	LafargeHolcim Ltd., (Switzerland) (a)	885
13	Martin Marietta Materials, Inc.	2,122
15	Vulcan Materials Co.	1,616

		5,759

	Containers & Packaging — 0.3%
12	Ball Corp.	851
2	Berry Plastics Group, Inc. (a)	69
22	Crown Holdings, Inc. (a)	1,076
24	Graphic Packaging Holding Co.	303
1	Myers Industries, Inc.	11
18	Sealed Air Corp.	866
25	WestRock Co.	975

		4,151

	Metals & Mining — 0.4%
45	BHP Billiton Ltd., (Australia)	578
1	Commercial Metals Co.	24
176	Glencore plc, (Switzerland) (a)	396
43	Magnitogorsk Iron & Steel Works OJSC, (Russia), Reg. S, GDR	188
37	Nippon Steel & Sumitomo Metal Corp., (Japan)	711
262	Norsk Hydro ASA, (Norway)	1,078
14	Rio Tinto Ltd., (United Kingdom)	445
39	Rio Tinto plc, (United Kingdom)	1,102
23	Severstal PAO, (Russia), Reg. S, GDR	248

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
40	South32 Ltd., (Australia) (a)	45
20	Steel Dynamics, Inc.	444
17	United States Steel Corp.	275
5	Worthington Industries, Inc.	171

		5,705

	Paper & Forest Products — 0.1%
1	Domtar Corp.	46
34	KapStone Paper & Packaging Corp.	465
30	UPM-Kymmene OYJ, (Finland)	551

		1,062

	Total Materials	29,630

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.5%
44	AT&T, Inc.	1,726
13	CenturyLink, Inc.	414
50	Cincinnati Bell, Inc. (a)	195
1	General Communication, Inc., Class A (a)	12
29	Nippon Telegraph & Telephone Corp., (Japan)	1,270
5	Ooma, Inc. (a)	32
765	Telecom Italia S.p.A., (Italy) (a)	825
45	Verizon Communications, Inc.	2,415
2	Vonage Holdings Corp. (a)	11
8	Windstream Holdings, Inc.	58

		6,958

	Wireless Telecommunication Services — 0.5%
37	China Mobile Ltd., (Hong Kong)	410
27	KDDI Corp., (Japan)	731
31	Mobile TeleSystems PJSC, (Russia), ADR	250
45	T-Mobile US, Inc. (a)	1,718
1,004	Vodafone Group plc, (United Kingdom)	3,190

		6,299

	Total Telecommunication Services	13,257

	Utilities — 1.3%
	Electric Utilities — 0.8%
16	American Electric Power Co., Inc.	1,056
10	Duke Energy Corp.	831
13	Edison International	963
3	El Paso Electric Co.	133
246	Enel S.p.A., (Italy)	1,090
7	Entergy Corp.	539
14	Eversource Energy	805
9	Korea Electric Power Corp., (South Korea)	460
19	NextEra Energy, Inc.	2,207
2	PNM Resources, Inc.	72
4	Portland General Electric Co.	169
12	PPL Corp.	459
2	Spark Energy, Inc., Class A	40
51	Xcel Energy, Inc.	2,143

		10,967

	Gas Utilities — 0.2%
1	AGL Resources, Inc.	87
116	ENN Energy Holdings Ltd., (China)	638
2	Laclede Group, Inc. (The)	115
3	New Jersey Resources Corp.	100
2	Piedmont Natural Gas Co., Inc.	97
106	Snam S.p.A., (Italy)	666
1	Southwest Gas Corp.	95
15	UGI Corp.	605

		2,403

	Independent Power & Renewable Electricity Producers — 0.0% (g)
45	Atlantic Power Corp.	111
334	Huadian Power International Corp., Ltd., (China), Class H	213
356	Huaneng Power International, Inc., (China), Class H	319
4	Ormat Technologies, Inc.	152

		795

	Multi-Utilities — 0.2%
1	Avista Corp.	29
247	Centrica plc, (United Kingdom)	807
18	CMS Energy Corp.	753
1	NorthWestern Corp.	48
12	Public Service Enterprise Group, Inc.	566
8	Sempra Energy	817

		3,020

	Water Utilities — 0.1%
6	American States Water Co.	241
2	American Water Works Co., Inc.	112
59	Pennon Group plc, (United Kingdom)	687

		1,040

	Total Utilities	18,225

	Total Common Stocks (Cost $583,406)	698,814

Preferred Stocks — 0.1%
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
10	Cia Brasileira de Distribuicao, (Brazil)	142

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Household Products — 0.1%
16	Henkel AG & Co. KGaA, (Germany)	1,760

	Total Consumer Staples	1,902

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
20	Braskem S.A., (Brazil), Class A	126

	Total Preferred Stocks (Cost $1,457)	2,028

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.8%
	ACE Securities Corp. Home Equity Loan Trust,
234	Series 2004-HE3, Class M3, VAR, 1.513%, 11/25/34	210
152	Series 2005-HE7, Class A1B2, VAR, 1.033%, 11/25/35	147
	Ally Auto Receivables Trust,
39	Series 2013-2, Class A3, 0.790%, 01/15/18	40
132	Series 2015-1, Class A3, 1.390%, 09/16/19	132
76	Series 2015-SN1, Class A3, 1.210%, 12/20/17	76
257	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	258
	AmeriCredit Automobile Receivables Trust,
49	Series 2013-5, Class A3, 0.900%, 09/10/18	49
75	Series 2015-4, Class A3, 1.700%, 07/08/20	75
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
475	Series 2002-2, Class M3, VAR, 3.088%, 08/25/32	471
523	Series 2003-9, Class M2, VAR, 3.283%, 09/25/33	493
498	Series 2003-10, Class M1, VAR, 1.483%, 12/25/33	459
464	Series 2003-10, Class M2, VAR, 2.983%, 12/25/33	445
566	Series 2004-R1, Class M1, VAR, 1.228%, 02/25/34	511
289	Series 2004-R1, Class M6, VAR, 2.503%, 02/25/34	270
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
887	Series 2003-W9, Class M2, VAR, 3.013%, 01/25/34	849
127	Series 2004-W3, Class A3, VAR, 1.253%, 02/25/34	113
191	Series 2004-W3, Class M3, VAR, 3.133%, 02/25/34	152
418	Series 2004-W4, Class A, VAR, 0.953%, 03/25/34	384
211	Series 2004-W6, Class M4, VAR, 3.283%, 05/25/34	179
693	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, VAR, 1.486%, 01/15/34	636
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	301
	Bear Stearns Asset Backed Securities Trust,
519	Series 2003-SD2, Class 3A, VAR, 4.611%, 06/25/43	515
380	Series 2004-2, Class M1, VAR, 1.633%, 08/25/34	343
	BMW Vehicle Lease Trust,
102	Series 2014-1, Class A3, 0.730%, 02/21/17	102
100	Series 2015-2, Class A3, 1.400%, 09/20/18	100
33	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	33
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	63
130	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 09/20/19	130
	CarMax Auto Owner Trust,
48	Series 2013-4, Class A3, 0.800%, 07/16/18	47
256	Series 2014-2, Class A3, 0.980%, 01/15/19	256
117	Series 2015-2, Class A3, 1.370%, 03/16/20	117
	CDC Mortgage Capital Trust,
455	Series 2003-HE1, Class M1, VAR, 1.783%, 08/25/33	431
12	Series 2003-HE3, Class M2, VAR, 3.058%, 11/25/33	10
303	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.913%, 01/25/35	275
301	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.683%, 04/25/34	248

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
153		Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	152
		Citibank Credit Card Issuance Trust,
150		Series 2007-A8, Class A8, 5.650%, 09/20/19	160
200		Series 2014-A8, Class A8, 1.730%, 04/09/20	202
		CNH Equipment Trust,
1		Series 2012-D, Class A3, 0.650%, 04/16/18	1
8		Series 2013-A, Class A3, 0.690%, 06/15/18	8
31		Series 2013-C, Class A3, 1.020%, 08/15/18	31
109		Series 2013-D, Class A3, 0.770%, 10/15/18	109
119		Series 2014-A, Class A3, 0.840%, 05/15/19	118
239		Series 2014-B, Class A3, 0.910%, 05/15/19	239
		CPS Auto Receivables Trust,
24		Series 2013-D, Class A, 1.540%, 07/16/18 (e)	23
39		Series 2014-B, Class A, 1.110%, 11/15/18 (e)	39
221		Series 2015-B, Class A, 1.650%, 11/15/19 (e)	220
		Credit Suisse First Boston Mortgage Securities Corp.,
33		Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	36
9		Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	9
		Credit-Based Asset Servicing and Securitization LLC,
318		Series 2003-CB5, Class M2, VAR, 2.908%, 11/25/33	305
784		Series 2004-CB4, Class A5, SUB, 6.780%, 05/25/35	785
598		Series 2004-CB5, Class M1, VAR, 1.348%, 01/25/34	551
279		Series 2004-CB6, Class M3, VAR, 2.533%, 07/25/35	262
–	(h)	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	–	(h)
		CWABS, Inc. Asset-Backed Certificates,
323		Series 2003-5, Class MF2, VAR, 5.461%, 11/25/33	275
411		Series 2003-BC1, Class A1, VAR, 1.233%, 03/25/33	376
561		Series 2003-BC4, Class M2, VAR, 1.783%, 06/25/33	542
503		Series 2003-BC6, Class M2, VAR, 2.158%, 10/25/33	439
893		Series 2004-1, Class M1, VAR, 1.183%, 03/25/34	850
420		Series 2004-6, Class M2, VAR, 1.408%, 10/25/34	390
347		Series 2004-BC1, Class M3, VAR, 2.533%, 10/25/33	278
658		Series 2004-SD2, Class M1, VAR, 1.053%, 06/25/33 (e)	635
		CWABS, Inc. Asset-Backed Certificates Trust,
489		Series 2004-5, Class M3, VAR, 2.158%, 07/25/34	437
261		Series 2004-6, Class 1A1, VAR, 0.973%, 12/25/34	238
250		Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	251
127		DT Auto Owner Trust, Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	127
1,014		Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,017
		Exeter Automobile Receivables Trust,
4		Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	4
7		Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	7
52		Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	52
153		Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	153
		Fifth Third Auto Trust,
25		Series 2013-1, Class A3, 0.880%, 10/16/17	25
22		Series 2013-A, Class A3, 0.610%, 09/15/17	22
159		Series 2015-1, Class A3, 1.420%, 03/16/20	159
		First Franklin Mortgage Loan Trust,
377		Series 2005-FF10, Class A4, VAR, 0.753%, 11/25/35	367
323		Series 2006-FF8, Class IIA3, VAR, 0.583%, 07/25/36	305
85		Flagship Credit Auto Trust, Series 2015-1, Class A, 1.630%, 06/15/20 (e)	84
129		Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	129
		Ford Credit Auto Owner Trust,
6		Series 2013-B, Class A3, 0.570%, 10/15/17	6

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
21	Series 2013-C, Class A3, 0.820%, 12/15/17	21
63	Series 2013-D, Class A3, 0.670%, 04/15/18	63
147	Series 2014-B, Class A3, 0.900%, 10/15/18	147
79	Series 2015-A, Class A3, 1.280%, 09/15/19	79
158	Series 2015-B, Class A3, 1.160%, 11/15/19	158
167	Series 2015-C, Class A3, 1.410%, 02/15/20	168
	Fremont Home Loan Trust,
140	Series 2003-B, Class M2, VAR, 2.863%, 12/25/33	137
1,185	Series 2004-A, Class M1, VAR, 1.258%, 01/25/34	1,066
34	Series 2005-D, Class 2A3, VAR, 0.683%, 11/25/35	34
207	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	206
153	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	152
	GM Financial Automobile Leasing Trust,
107	Series 2015-1, Class A3, 1.530%, 09/20/18	107
65	Series 2015-3, Class A3, 1.690%, 03/20/19	65
	GSAMP Trust,
839	Series 2004-AR1, Class M1, VAR, 1.408%, 06/25/34	792
210	Series 2005-SEA2, Class A1, VAR, 0.783%, 01/25/45 (e)	206
143	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	143
	Home Equity Asset Trust,
110	Series 2003-1, Class M1, VAR, 1.933%, 06/25/33	105
91	Series 2004-6, Class M2, VAR, 1.333%, 12/25/34	76
416	Series 2004-7, Class M1, VAR, 1.363%, 01/25/35	389
319	Series 2005-7, Class 2A4, VAR, 0.813%, 01/25/36	318
511	Series 2007-2, Class 2A2, VAR, 0.618%, 07/25/37	487
	Home Equity Mortgage Loan Asset-Backed Trust,
327	Series 2004-B, Class M3, VAR, 1.633%, 11/25/34	288
880	Series 2004-C, Class M1, VAR, 1.273%, 03/25/35	789
	Honda Auto Receivables Owner Trust,
4	Series 2013-2, Class A3, 0.530%, 02/16/17	4
59	Series 2013-4, Class A3, 0.690%, 09/18/17	59
201	Series 2014-1, Class A3, 0.670%, 11/21/17	200
193	Series 2014-2, Class A3, 0.770%, 03/19/18	193
	Hyundai Auto Receivables Trust,
10	Series 2013-B, Class A3, 0.710%, 09/15/17	10
72	Series 2014-A, Class A3, 0.790%, 07/16/18	72
202	Series 2014-B, Class A3, 0.900%, 12/17/18	202
103	Series 2015-C, Class A3, 1.460%, 02/18/20	103
	John Deere Owner Trust,
4	Series 2013-A, Class A3, 0.600%, 03/15/17	4
96	Series 2015-B, Class A3, 1.440%, 10/15/19	96
	Long Beach Mortgage Loan Trust,
605	Series 2001-2, Class M1, VAR, 1.273%, 07/25/31	565
162	Series 2003-4, Class M2, VAR, 3.058%, 08/25/33	156
285	Series 2004-1, Class M3, VAR, 1.483%, 02/25/34	271
	MASTR Asset-Backed Securities Trust,
176	Series 2002-OPT1, Class M3, VAR, 3.958%, 11/25/32	177
86	Series 2004-OPT1, Class M2, VAR, 2.083%, 02/25/34	70
15	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	15
	Merrill Lynch Mortgage Investors Trust,
670	Series 2002-NC1, Class M1, VAR, 1.483%, 05/25/33	629
168	Series 2003-OPT1, Class M1, VAR, 1.408%, 07/25/34	148
502	Series 2005-FM1, Class M1, VAR, 0.913%, 05/25/36	453
735	Series 2005-NC1, Class M2, VAR, 1.513%, 10/25/35	651
	Morgan Stanley ABS Capital I, Inc. Trust,
1,372	Series 2004-HE6, Class M1, VAR, 1.258%, 08/25/34	1,286
305	Series 2004-NC2, Class M2, VAR, 2.233%, 12/25/33	274

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,261	Series 2004-NC7, Class M2, VAR, 1.363%, 07/25/34	1,212
471	Series 2005-HE1, Class M3, VAR, 1.213%, 12/25/34	373
311	Series 2005-HE1, Class M4, VAR, 1.513%, 12/25/34	259
482	Series 2005-WMC1, Class M2, VAR, 1.168%, 01/25/35	465
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
434	Series 2002-AM3, Class A3, VAR, 1.413%, 02/25/33	406
272	Series 2002-AM3, Class M1, VAR, 1.858%, 02/25/33	256
	New Century Home Equity Loan Trust,
377	Series 2003-5, Class M1, SUB, 5.174%, 11/25/33	366
581	Series 2003-6, Class M1, VAR, 1.513%, 01/25/34	535
817	Series 2004-4, Class M1, VAR, 1.198%, 02/25/35	721
250	Series 2005-1, Class M1, VAR, 1.108%, 03/25/35	230
	Nissan Auto Lease Trust,
72	Series 2014-A, Class A3, 0.800%, 02/15/17	72
300	Series 2015-A, Class A3, 1.400%, 06/15/18	300
	Nissan Auto Receivables Owner Trust,
86	Series 2013-C, Class A3, 0.670%, 08/15/18	86
105	Series 2014-A, Class A3, 0.720%, 08/15/18	105
55	Series 2015-C, Class A3, 1.370%, 05/15/20	55
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 3.208%, 09/25/33	339
250	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	250
159	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	157
123	Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	123
219	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	216
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
391	Series 2003-2, Class M1, VAR, 1.408%, 04/25/33	347
837	Series 2003-4, Class M1, VAR, 1.453%, 07/25/33	742
473	Series 2003-5, Class A3, VAR, 1.333%, 08/25/33	450
906	Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 2.008%, 05/25/34	690
22	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.371%, 10/25/34	22
220	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	217
250	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	249
	RAMP Trust,
44	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	45
510	Series 2004-RS9, Class MII1, VAR, 1.408%, 09/25/34	477
	RASC Trust,
991	Series 2001-KS3, Class AII, VAR, 0.893%, 09/25/31	916
77	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	78
933	Series 2005-EMX1, Class M1, VAR, 1.078%, 03/25/35	866
452	Series 2005-KS2, Class M1, VAR, 1.078%, 03/25/35	409
	Renaissance Home Equity Loan Trust,
753	Series 2003-2, Class A, VAR, 1.316%, 08/25/33	695
1,853	Series 2003-2, Class M1, VAR, 1.671%, 08/25/33	1,698
809	Series 2003-3, Class A, VAR, 0.933%, 12/25/33	747
384	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	378
	Saxon Asset Securities Trust,
110	Series 2000-2, Class MF2, VAR, 8.053%, 07/25/30	98
23	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	23
394	Series 2003-2, Class M2, VAR, 3.058%, 06/25/33	369
633	Series 2003-3, Class M1, VAR, 1.408%, 12/25/33	591
246	Series 2004-2, Class MV2, VAR, 2.233%, 08/25/35	232
517	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.333%, 11/25/34	475

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Structured Asset Investment Loan Trust,
199		Series 2003-BC3, Class M1, VAR, 1.858%, 04/25/33	196
840		Series 2003-BC11, Class M1, VAR, 1.408%, 10/25/33	807
804		Series 2004-6, Class M2, VAR, 2.383%, 07/25/34	700
177		Series 2004-7, Class M1, VAR, 1.483%, 08/25/34	163
395		Series 2004-7, Class M2, VAR, 1.558%, 08/25/34	339
370		Series 2004-8, Class M2, VAR, 1.363%, 09/25/34	322
167		Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.703%, 05/25/31 (e)	87
		Toyota Auto Receivables Owner Trust,
–	(h)	Series 2013-A, Class A3, 0.550%, 01/17/17	–	(h)
161		Series 2014-A, Class A3, 0.670%, 12/15/17	161
58		USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	58
89		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	88
113		Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	112
177		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	177
68		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	68
251		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	247
201		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	197
172		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	170
194		Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 4.933%, 10/25/34 (e)	176
		World Omni Auto Receivables Trust,
52		Series 2015-A, Class A3, 1.340%, 05/15/20	52
86		Series 2015-B, Class A3, 1.490%, 12/15/20	86
121		World Omni Automobile Lease Securitization Trust, Series 2015-A, Class A3, 1.540%, 10/15/18	121

		Total Asset-Backed Securities (Cost $52,163)	52,639

Collateralized Mortgage Obligations — 6.8%
		Agency CMO — 5.6%
151		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	174
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 50, Class I, 8.000%, 06/15/20	2
3		Series 1087, Class I, 8.500%, 06/15/21	3
2		Series 1136, Class H, 6.000%, 09/15/21	2
59		Series 1617, Class PM, 6.500%, 11/15/23	66
53		Series 1710, Class GH, 8.000%, 04/15/24	60
39		Series 1732, Class K, 6.500%, 05/15/24	44
53		Series 1843, Class Z, 7.000%, 04/15/26	60
59		Series 2033, Class K, 6.050%, 08/15/23	65
1,495		Series 2097, Class PD, 8.000%, 11/15/28	1,721
127		Series 2378, Class BD, 5.500%, 11/15/31	142
1		Series 2391, Class QR, 5.500%, 12/15/16	1
6		Series 2394, Class MC, 6.000%, 12/15/16	6
9		Series 2405, Class JF, 6.000%, 01/15/17	9
7		Series 2425, Class OB, 6.000%, 03/15/17	7
96		Series 2455, Class GK, 6.500%, 05/15/32	110
28		Series 2457, Class PE, 6.500%, 06/15/32	33
75		Series 2473, Class JZ, 6.500%, 07/15/32	86
3		Series 2503, Class TG, 5.500%, 09/15/17	3
3		Series 2508, Class AQ, 5.500%, 10/15/17	3
21		Series 2527, Class BP, 5.000%, 11/15/17	22
12		Series 2531, Class HN, 5.000%, 12/15/17	12
10		Series 2538, Class CB, 5.000%, 12/15/17	10
60		Series 2564, Class NK, 5.000%, 02/15/18	62
122		Series 2575, Class PE, 5.500%, 02/15/33	138
298		Series 2586, Class WG, 4.000%, 03/15/33	315
35		Series 2594, Class OL, 5.000%, 04/15/18	36
47		Series 2595, Class HO, 4.500%, 03/15/23	48
44		Series 2627, Class KM, 4.500%, 06/15/18	46
63		Series 2636, Class Z, 4.500%, 06/15/18	65
37		Series 2651, Class VZ, 4.500%, 07/15/18	38
670		Series 2682, Class LD, 4.500%, 10/15/33	736
115		Series 2685, Class DT, 5.000%, 10/15/23	125
41		Series 2686, Class GC, 5.000%, 10/15/23	44
132		Series 2699, Class TC, 4.000%, 11/15/18	136
109		Series 2715, Class NG, 4.500%, 12/15/18	113
45		Series 2744, Class TU, 5.500%, 05/15/32	45
61		Series 2756, Class NA, 5.000%, 02/15/24	65
46		Series 2764, Class OE, 4.500%, 03/15/19	48
200		Series 2764, Class UG, 5.000%, 03/15/34	233

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
43	Series 2773, Class CD, 4.500%, 04/15/24	46
3	Series 2780, Class JA, 4.500%, 04/15/19	3
2	Series 2780, Class JG, 4.500%, 04/15/19	2
63	Series 2783, Class AT, 4.000%, 04/15/19	65
507	Series 2802, Class CD, 5.250%, 05/15/34	557
21	Series 2809, Class UC, 4.000%, 06/15/19	22
19	Series 2852, Class NY, 5.000%, 09/15/33	19
164	Series 2864, Class NB, 5.500%, 07/15/33	171
84	Series 2877, Class AD, 4.000%, 10/15/19	86
168	Series 2901, Class KB, 5.000%, 12/15/34	183
88	Series 2910, Class BE, 4.500%, 12/15/19	91
531	Series 2912, Class EH, 5.500%, 01/15/35	608
23	Series 2922, Class GA, 5.500%, 05/15/34	25
161	Series 2935, Class HJ, 5.000%, 02/15/35	179
164	Series 2950, Class KZ, 4.500%, 03/15/20	174
410	Series 2960, Class JH, 5.500%, 04/15/35	461
92	Series 2988, Class TY, 5.500%, 06/15/25	102
61	Series 2989, Class TG, 5.000%, 06/15/25	66
475	Series 3017, Class ML, 5.000%, 08/15/35	542
108	Series 3028, Class ME, 5.000%, 02/15/34	109
8	Series 3031, Class AG, 5.000%, 02/15/34	8
18	Series 3064, Class OG, 5.500%, 06/15/34	18
32	Series 3077, Class TO, PO, 04/15/35	30
157	Series 3102, Class CE, 5.500%, 01/15/26	173
8	Series 3116, Class PD, 5.000%, 10/15/34	8
44	Series 3121, Class JD, 5.500%, 03/15/26	49
72	Series 3151, Class UC, 5.500%, 08/15/35	76
14	Series 3200, Class PO, PO, 08/15/36	13
38	Series 3212, Class BK, 5.500%, 09/15/36	43
104	Series 3213, Class PE, 6.000%, 09/15/36	119
54	Series 3279, Class PE, 5.500%, 02/15/37	62
86	Series 3349, Class DP, 6.000%, 09/15/36	90
202	Series 3405, Class PE, 5.000%, 01/15/38	225
252	Series 3413, Class B, 5.500%, 04/15/37	282
100	Series 3523, Class EX, 5.000%, 04/15/39	113
202	Series 3532, Class EB, 4.000%, 05/15/24	214
100	Series 3534, Class MB, 4.000%, 05/15/24	110
225	Series 3553, Class PG, 5.500%, 07/15/39	252
187	Series 3564, Class NB, 5.000%, 08/15/39	218
69	Series 3622, Class TA, 5.500%, 10/15/26	70
85	Series 3622, Class WA, 5.500%, 09/15/39	99
508	Series 3626, Class ME, 5.000%, 01/15/40	591
165	Series 3647, Class GA, 5.000%, 11/15/28	171
118	Series 3653, Class HJ, 5.000%, 04/15/40	132
252	Series 3662, Class PJ, 5.000%, 04/15/40	281
352	Series 3662, Class QB, 5.000%, 03/15/38	387
200	Series 3677, Class KB, 4.500%, 05/15/40	224
190	Series 3680, Class LC, 4.500%, 06/15/40	196
86	Series 3688, Class GT, VAR, 7.248%, 11/15/46	101
250	Series 3710, Class GB, 4.000%, 08/15/25	270
600	Series 3747, Class CY, 4.500%, 10/15/40	701
61	Series 3747, Class HI, IO, 4.500%, 07/15/37	3
1,384	Series 3747, Class HX, 4.500%, 11/15/39	1,552
236	Series 3748, Class D, 4.000%, 11/15/39	252
114	Series 3755, Class MU, 4.000%, 11/15/30	122
220	Series 3768, Class MB, 4.000%, 12/15/39	238
400	Series 3787, Class AY, 3.500%, 01/15/26	427
150	Series 3795, Class PD, 4.500%, 01/15/40	169
391	Series 3816, Class HA, 3.500%, 11/15/25	421
488	Series 3827, Class BM, 5.500%, 08/15/39	533
1,016	Series 3828, Class EM, 4.500%, 06/15/39	1,136
50	Series 3842, Class PH, 4.000%, 04/15/41	54
400	Series 3845, Class QY, 4.000%, 04/15/26	452
114	Series 3852, Class TP, IF, 5.500%, 05/15/41	128
315	Series 3859, Class JB, 5.000%, 05/15/41	349
184	Series 3873, Class MJ, 4.000%, 06/15/41	191
300	Series 3874, Class DW, 3.500%, 06/15/21	320
1,201	Series 3893, Class PU, 4.000%, 07/15/41	1,321
329	Series 3898, Class KH, 3.500%, 06/15/26	354
62	Series 3902, Class MA, 4.500%, 07/15/39	65
362	Series 3910, Class CT, 4.000%, 12/15/39	393
350	Series 3911, Class B, 3.500%, 08/15/26	384
1,000	Series 3951, Class ME, 4.000%, 11/15/41	1,129
541	Series 3956, Class EB, 3.250%, 11/15/41	557
269	Series 3959, Class PB, 3.000%, 11/15/26	279
175	Series 3962, Class KD, 3.000%, 10/15/26	182
800	Series 3963, Class JB, 4.500%, 11/15/41	917
800	Series 3989, Class JW, 3.500%, 01/15/42	849
141	Series 4026, Class HB, 3.500%, 04/15/42	153
436	Series 4026, Class MQ, 4.000%, 04/15/42	477
400	Series 4048, Class CE, 4.000%, 05/15/42	435
320	Series 4068, Class PE, 3.000%, 06/15/42	329
102	Series 4119, Class KE, 1.750%, 10/15/32	98
105	Series 4180, Class ME, 2.500%, 10/15/42	107
1,000	Series 4185, Class PB, 3.000%, 03/15/43	1,021
327	Series 4203, Class BN, 3.000%, 04/15/33	333

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
488	Series 4217, Class F, VAR, 0.786%, 06/15/43	489
271	Series 4219, Class JA, 3.500%, 08/15/39	286
550	Series 4238, Class UY, 3.000%, 08/15/33	568
192	Series 4243, Class AE, 4.000%, 08/15/43	212
793	Series 4259, Class LA, 3.000%, 02/15/40	806
324	Series 4337, Class VJ, 3.500%, 06/15/27	350
350	Series 4384, Class LB, 3.500%, 08/15/43	377
380	Federal Home Loan Mortgage Corp. STRIPS, Series 284, Class 300, 3.000%, 10/15/42	389
109	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	131
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	280
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	435
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	191
412	Series 2013-M13, Class A2, VAR, 2.456%, 04/25/23	418
500	Series 2014-M1, Class A2, VAR, 3.305%, 07/25/23	531
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	386
400	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	429
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	589
6	Series 2014-M5, Class FA, VAR, 0.750%, 01/25/17	6
410	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	435
800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	832
255	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	268
556	Series 2015-M1, Class A2, 2.532%, 09/25/24	565
800	Series 2015-M3, Class A2, 2.723%, 10/25/24	823
574	Series 2015-M7, Class A2, 2.590%, 12/25/24	584
467	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	494
	Federal National Mortgage Association REMIC,
3	Series 1990-7, Class B, 8.500%, 01/25/20	3
1	Series 1990-35, Class E, 9.500%, 04/25/20	1
3	Series 1990-76, Class G, 7.000%, 07/25/20	3
13	Series 1990-106, Class J, 8.500%, 09/25/20	14
2	Series 1991-73, Class A, 8.000%, 07/25/21	2
35	Series 1992-112, Class GB, 7.000%, 07/25/22	39
15	Series 1992-195, Class C, 7.500%, 10/25/22	16
59	Series 1998-37, Class VZ, 6.000%, 06/17/28	67
126	Series 1998-66, Class B, 6.500%, 12/25/28	136
2	Series 2002-16, Class XU, 5.500%, 04/25/17	2
3	Series 2002-19, Class PE, 6.000%, 04/25/17	3
20	Series 2002-24, Class AJ, 6.000%, 04/25/17	21
105	Series 2002-55, Class PG, 5.500%, 09/25/32	118
70	Series 2002-55, Class QE, 5.500%, 09/25/17	71
6	Series 2002-63, Class KC, 5.000%, 10/25/17	6
14	Series 2002-63, Class LB, 5.500%, 10/25/17	14
102	Series 2002-82, Class PE, 6.000%, 12/25/32	115
23	Series 2003-21, Class OU, 5.500%, 03/25/33	26
246	Series 2003-29, Class BY, 5.500%, 04/25/33	285
7	Series 2003-33, Class AC, 4.250%, 03/25/33	7
300	Series 2003-48, Class GH, 5.500%, 06/25/33	341
27	Series 2003-58, Class AD, 3.250%, 07/25/33	27
13	Series 2003-63, Class PE, 3.500%, 07/25/33	14
150	Series 2003-67, Class KE, 5.000%, 07/25/33	165
84	Series 2003-78, Class B, 5.000%, 08/25/23	91

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
86	Series 2003-81, Class LC, 4.500%, 09/25/18	89
73	Series 2003-83, Class PG, 5.000%, 06/25/23	76
41	Series 2003-110, Class WA, 4.000%, 08/25/33	43
660	Series 2003-131, Class CH, 5.500%, 01/25/34	743
137	Series 2004-36, Class PC, 5.500%, 02/25/34	143
100	Series 2004-92, Class TB, 5.500%, 12/25/34	116
84	Series 2005-5, Class CK, 5.000%, 01/25/35	91
36	Series 2005-18, Class EG, 5.000%, 03/25/25	39
8	Series 2005-23, Class TG, 5.000%, 04/25/35	9
67	Series 2005-29, Class WC, 4.750%, 04/25/35	74
218	Series 2005-38, Class TB, 6.000%, 11/25/34	228
80	Series 2005-58, Class EP, 5.500%, 07/25/35	88
81	Series 2005-68, Class BC, 5.250%, 06/25/35	86
691	Series 2005-70, Class KP, 5.000%, 06/25/35	761
631	Series 2005-104, Class UE, 5.500%, 12/25/35	716
62	Series 2007-13, Class H, 5.500%, 03/25/37	70
400	Series 2007-61, Class PE, 5.500%, 07/25/37	447
40	Series 2007-65, Class KI, IF, IO, 6.187%, 07/25/37	6
275	Series 2007-84, Class P, 5.000%, 08/25/37	304
225	Series 2008-61, Class GB, 5.500%, 07/25/38	245
152	Series 2008-65, Class CD, 4.500%, 08/25/23	160
111	Series 2009-15, Class AC, 5.500%, 03/25/29	125
344	Series 2009-19, Class PW, 4.500%, 10/25/36	376
136	Series 2009-19, Class TD, 5.000%, 08/25/36	149
38	Series 2009-22, Class EG, 5.000%, 07/25/35	41
28	Series 2009-37, Class KI, IF, IO, 5.567%, 06/25/39	4
67	Series 2009-50, Class PT, VAR, 6.068%, 05/25/37	76
140	Series 2009-60, Class DE, 5.000%, 08/25/29	155
391	Series 2009-73, Class HJ, 6.000%, 09/25/39	448
27	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	4
72	Series 2009-86, Class OT, PO, 10/25/37	65
109	Series 2009-112, Class ST, IF, IO, 5.817%, 01/25/40	18
228	Series 2010-9, Class MB, 5.000%, 05/25/32	229
756	Series 2010-9, Class ME, 5.000%, 02/25/40	896
329	Series 2010-9, Class PE, 4.500%, 10/25/39	355
61	Series 2010-35, Class SB, IF, IO, 5.987%, 04/25/40	8
600	Series 2010-38, Class KC, 4.500%, 04/25/40	674
400	Series 2010-45, Class BL, 4.500%, 05/25/40	446
184	Series 2010-64, Class DM, 5.000%, 06/25/40	204
6	Series 2010-64, Class EH, 5.000%, 10/25/35	6
363	Series 2010-85, Class NJ, 4.500%, 08/25/40	389
200	Series 2010-103, Class PJ, 4.500%, 09/25/40	231
79	Series 2010-111, Class AE, 5.500%, 04/25/38	82
979	Series 2010-123, Class BP, 4.500%, 11/25/40	1,098
234	Series 2010-141, Class AL, 4.000%, 12/25/40	256
816	Series 2010-141, Class DL, 4.000%, 12/25/40	908
118	Series 2011-22, Class MA, 6.500%, 04/25/38	130
350	Series 2011-33, Class GD, 3.500%, 04/25/31	380
148	Series 2011-40, Class KA, 3.500%, 03/25/26	158
450	Series 2011-41, Class KL, 4.000%, 05/25/41	492
375	Series 2011-43, Class B, 3.500%, 05/25/31	397

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
686	Series 2011-50, Class LP, 4.000%, 06/25/41	753
400	Series 2011-51, Class B, 3.500%, 06/25/31	436
650	Series 2011-52, Class KB, 5.500%, 06/25/41	752
530	Series 2011-52, Class LB, 5.500%, 06/25/41	650
179	Series 2011-85, Class KP, 7.000%, 09/25/51	204
102	Series 2011-99, Class CV, 4.500%, 03/25/26	114
558	Series 2011-104, Class KY, 4.000%, 03/25/39	600
69	Series 2011-111, Class EA, 5.000%, 12/25/38	72
325	Series 2011-112, Class PB, 4.000%, 11/25/41	361
300	Series 2011-114, Class B, 3.500%, 11/25/41	320
500	Series 2011-126, Class KB, 4.000%, 12/25/41	558
704	Series 2011-130, Class KB, 4.000%, 12/25/41	782
450	Series 2011-132, Class PE, 4.500%, 12/25/41	504
278	Series 2012-20, Class TD, 4.500%, 02/25/42	299
210	Series 2012-50, Class HB, 4.000%, 03/25/42	224
228	Series 2012-83, Class TN, 5.000%, 08/25/42	255
200	Series 2012-136, Class DL, 3.500%, 12/25/42	213
129	Series 2012-137, Class CF, VAR, 0.733%, 08/25/41	129
339	Series 2012-147, Class WN, 4.500%, 01/25/33	379
600	Series 2013-27, Class PE, 3.000%, 04/25/43	613
215	Series 2013-31, Class NC, 3.000%, 04/25/43	223
369	Series 2013-74, Class HP, 3.000%, 10/25/37	380
313	Series 2013-83, Class CA, 3.500%, 10/25/37	328
362	Series 2013-94, Class CV, 3.500%, 07/25/33	389
250	Series 2013-101, Class E, 3.000%, 10/25/33	258
328	Series 2013-104, Class CY, 5.000%, 10/25/43	391
200	Series 2014-1, Class DU, 2.500%, 02/25/29	203
200	Series 2014-2, Class PX, 4.500%, 01/25/41	229
200	Series 2014-56, Class VH, 3.500%, 09/25/34	218
250	Series 2014-58, Class VM, 4.000%, 08/25/33	282
30	Series G92-35, Class E, 7.500%, 07/25/22	33
25	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/25/24	23
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	104
107	Series 2003-62, Class BG, 5.000%, 07/20/33	118
358	Series 2003-65, Class AL, 5.500%, 08/20/33	413
170	Series 2003-66, Class HD, 5.500%, 08/20/33	190
580	Series 2004-16, Class AE, 5.500%, 02/20/34	665
145	Series 2004-16, Class EC, 5.500%, 02/20/34	175
743	Series 2004-37, Class PE, 5.500%, 05/20/34	863
413	Series 2005-3, Class QB, 5.000%, 01/16/35	472
283	Series 2005-11, Class PL, 5.000%, 02/20/35	316
104	Series 2005-13, Class AE, 5.000%, 09/20/34	112
176	Series 2005-13, Class BG, 5.000%, 02/20/35	203
248	Series 2005-48, Class CY, 5.000%, 06/20/35	270
311	Series 2005-54, Class JE, 5.000%, 07/20/35	355
100	Series 2006-1, Class LE, 5.500%, 06/20/35	116
459	Series 2006-7, Class ND, 5.500%, 08/20/35	530
260	Series 2006-50, Class JD, 5.000%, 09/20/36	315
239	Series 2006-69, Class MB, 5.500%, 12/20/36	268

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
125	Series 2007-33, Class LE, 5.500%, 06/20/37	144
130	Series 2007-35, Class NE, 6.000%, 06/16/37	156
188	Series 2007-79, Class BL, 5.750%, 08/20/37	215
161	Series 2008-20, Class HC, 5.750%, 06/16/37	176
48	Series 2008-23, Class YA, 5.250%, 03/20/38	54
113	Series 2008-26, Class JP, 5.250%, 03/20/38	129
253	Series 2008-33, Class PB, 5.500%, 04/20/38	284
688	Series 2008-47, Class P, 5.500%, 06/16/38	814
100	Series 2008-58, Class ZT, 6.500%, 07/20/38	129
36	Series 2008-62, Class SA, IF, IO, 5.718%, 07/20/38	7
267	Series 2008-63, Class PE, 5.500%, 07/20/38	309
66	Series 2008-68, Class PQ, 5.500%, 04/20/38	69
168	Series 2008-76, Class PD, 5.750%, 09/20/38	199
70	Series 2008-76, Class US, IF, IO, 5.468%, 09/20/38	11
266	Series 2008-89, Class JA, 5.750%, 08/20/38	276
106	Series 2008-95, Class DS, IF, IO, 6.868%, 12/20/38	22
301	Series 2009-42, Class CD, 5.000%, 06/20/39	350
438	Series 2009-47, Class LT, 5.000%, 06/20/39	511
69	Series 2009-72, Class SM, IF, IO, 5.809%, 08/16/39	11
180	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	30
37	Series 2010-14, Class QP, 6.000%, 12/20/39	38
139	Series 2010-157, Class OP, PO, 12/20/40	122
205	Series 2010-158, Class EP, 4.500%, 12/16/40	236
76	Series 2011-97, Class WA, VAR, 6.107%, 11/20/38	87
232	Series 2015-H20, Class FA, VAR, 0.895%, 08/20/65	228
513	Series 2015-H26, Class FG, VAR, 0.945%, 10/20/65	505
557	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	642

		77,710

	Non-Agency CMO — 1.2%
	Alternative Loan Trust,
521	Series 2004-27CB, Class A1, 6.000%, 12/25/34	511
516	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	497
111	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	111
57	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	56
203	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	200
643	Series 2005-21CB, Class A17, 6.000%, 06/25/35	622
183	Series 2005-46CB, Class A1, 5.750%, 10/25/35	170
	Banc of America Alternative Loan Trust,
154	Series 2003-3, Class A5, 5.750%, 05/25/33	156
159	Series 2004-6, Class 4A1, 5.000%, 07/25/19	161
147	Series 2004-9, Class 4A1, 5.500%, 10/25/19	147
319	Series 2006-5, Class 3A1, 6.000%, 06/25/46	312
49	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	50
	Bear Stearns ALT-A Trust,
77	Series 2004-6, Class 1A, VAR, 1.073%, 07/25/34	73
341	Series 2005-4, Class 23A2, VAR, 3.006%, 05/25/35	333
230	Series 2005-7, Class 12A3, VAR, 1.113%, 08/25/35	209
	CHL Mortgage Pass-Through Trust,
140	Series 2005-21, Class A2, 5.500%, 10/25/35	137
146	Series 2006-21, Class A14, 6.000%, 02/25/37	135
454	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 3.080%, 10/25/35	446
	Citigroup Mortgage Loan Trust, Inc.,
19	Series 2003-1, Class 3A4, 5.250%, 09/25/33	19
473	Series 2005-4, Class A, VAR, 2.785%, 08/25/35	460

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
33	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	33
293	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	279
	GSR Mortgage Loan Trust,
29	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	30
15	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	15
410	Series 2004-12, Class 3A6, VAR, 2.719%, 12/25/34	400
	Impac CMB Trust,
409	Series 2004-5, Class 1A1, VAR, 1.153%, 10/25/34	380
911	Series 2004-9, Class 1A1, VAR, 1.193%, 01/25/35	820
613	Series 2005-5, Class A4, VAR, 1.193%, 08/25/35	500
1,016	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 1.213%, 12/25/34	843
	JP Morgan Mortgage Trust,
83	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	83
46	Series 2007-A1, Class 5A5, VAR, 2.824%, 07/25/35	47
528	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.733%, 11/25/35	445
458	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, VAR, 2.500%, 04/25/34	436
	MASTR Alternative Loan Trust,
12	Series 2004-5, Class 5A1, 4.750%, 06/25/19	13
445	Series 2004-6, Class 7A1, 6.000%, 07/25/34	446
513	Series 2004-6, Class 8A1, 5.500%, 07/25/34	523
574	Series 2005-6, Class 1A2, 5.500%, 12/25/35	502
	MASTR Asset Securitization Trust,
3	Series 2003-11, Class 3A1, 4.500%, 12/25/18	3
24	Series 2003-11, Class 8A1, 5.500%, 12/25/33	24
	Merrill Lynch Mortgage Investors Trust,
35	Series 2003-F, Class A1, VAR, 1.073%, 10/25/28	35
42	Series 2004-B, Class A1, VAR, 0.933%, 05/25/29	41
271	Series 2005-A5, Class A9, VAR, 2.575%, 06/25/35	262
	Morgan Stanley Mortgage Loan Trust,
65	Series 2004-3, Class 4A, VAR, 5.695%, 04/25/34	68
148	Series 2004-4, Class 2A, VAR, 6.259%, 09/25/34	159
16	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	16
13	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	13
134	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 2.560%, 10/25/35	132
	RALI Trust,
725	Series 2004-QA3, Class CB2, VAR, 3.722%, 08/25/34	729
7	Series 2004-QS3, Class CB, 5.000%, 03/25/19	7
	Residential Asset Securitization Trust,
55	Series 2004-A3, Class A1, 4.500%, 06/25/34	55
35	Series 2004-A6, Class A1, 5.000%, 08/25/19	35
813	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	763
22	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	22
58	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	59
	Sequoia Mortgage Trust,
90	Series 2004-11, Class A1, VAR, 1.032%, 12/20/34	86
605	Series 2007-3, Class 1A1, VAR, 0.632%, 07/20/36	543
59	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	59
	Structured Asset Mortgage Investments II Trust,
33	Series 2003-AR4, Class A1, VAR, 1.130%, 01/19/34	32
178	Series 2005-AR2, Class 2A1, VAR, 0.663%, 05/25/45	154
15	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.486%, 12/25/33	15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
327	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 2A1, 4.500%, 03/25/19	326
61	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.229%, 12/25/44	60
	WaMu Mortgage Pass-Through Certificates Trust,
28	Series 2003-AR9, Class 1A6, VAR, 2.521%, 09/25/33	29
6	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	6
639	Series 2005-AR3, Class A1, VAR, 2.800%, 03/25/35	620
666	Series 2005-AR10, Class 1A4, VAR, 2.497%, 09/25/35	656
16	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	16
	Wells Fargo Mortgage-Backed Securities Trust,
15	Series 2004-EE, Class 3A1, VAR, 2.722%, 12/25/34	15
543	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	540
136	Series 2004-P, Class 2A1, VAR, 2.737%, 09/25/34	136
119	Series 2004-V, Class 2A1, VAR, 2.768%, 10/25/34	122
410	Series 2006-AR2, Class 2A1, VAR, 2.837%, 03/25/36	404
113	Series 2006-AR2, Class 2A3, VAR, 2.837%, 03/25/36	110

		16,952

	Total Collateralized Mortgage Obligations (Cost $91,124)	94,662

Commercial Mortgage-Backed Securities — 0.9%
	Banc of America Commercial Mortgage Trust,
144	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	144
62	Series 2006-4, Class A4, 5.634%, 07/10/46	62
74	Series 2006-5, Class A4, 5.414%, 09/10/47	74
15	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	15
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102
750	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	746
200	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.303%, 07/15/44	200
271	CD Mortgage Trust, Series 2007-CD5, Class B, VAR, 6.119%, 11/15/44	280
102	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	103
	COMM Mortgage Trust,
250	Series 2006-C8, Class AJ, 5.377%, 12/10/46	239
250	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	252
617	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.031%, 12/10/49	607
41	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	41
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
153	Series K029, Class A2, VAR, 3.320%, 02/25/23	166
800	Series K037, Class A2, 3.490%, 01/25/24	875
129	Series K038, Class A2, 3.389%, 03/25/24	140
695	Series K046, Class A2, 3.205%, 03/25/25	744
600	Series K048, Class A2, VAR, 3.284%, 06/25/25	646
250	Series K049, Class A2, 3.010%, 07/25/25	263
424	Series KF12, Class A, VAR, 1.133%, 09/25/22	425
87	Series KJ02, Class A2, 2.597%, 09/25/20	90
500	Series KPLB, Class A, 2.770%, 05/25/25	507
600	Series KSMC, Class A2, 2.615%, 01/25/23	621
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	123
	JP Morgan Chase Commercial Mortgage Securities Trust,
27	Series 2005-CB11, Class AJ, VAR, 5.412%, 08/12/37	27
400	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	391
600	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.900%, 07/15/44	587
	LB-UBS Commercial Mortgage Trust,
162	Series 2007-C2, Class A3, 5.430%, 02/15/40	165

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
250	Series 2007-C6, Class AJ, VAR, 6.115%, 07/15/40	252
2,613	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.610%, 12/12/49 (e)	9
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	266
	Morgan Stanley Capital I Trust,
41	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	41
750	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	740
6,290	Series 2007-HQ11, Class X, IO, VAR, 0.207%, 02/12/44 (e)	9
276	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.891%, 07/14/34 (e)	273
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	119
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	264
	Wachovia Bank Commercial Mortgage Trust,
28	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	28
351	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	348
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	548
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	212

	Total Commercial Mortgage-Backed Securities (Cost $11,636)	11,744

Corporate Bonds — 8.0%
	Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
160	4.250%, 03/01/21	169
125	5.000%, 03/30/20	136

		305

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	2.375%, 08/01/18 (e)	153
210	2.450%, 05/18/20 (e)	212
300	3.500%, 08/03/25 (e)	309
102	8.500%, 01/18/31	156
	General Motors Co.,
65	5.200%, 04/01/45	61
25	6.250%, 10/02/43	27
25	6.750%, 04/01/46	28

		946

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	200

	Hotels, Restaurants & Leisure — 0.0% (g)
	McDonald’s Corp.,
20	2.100%, 12/07/18	20
20	2.750%, 12/09/20	21
65	3.700%, 02/15/42	60
20	4.700%, 12/09/35	22
150	4.875%, 07/15/40	160
45	4.875%, 12/09/45	49
65	Starbucks Corp., 2.700%, 06/15/22	68

		400

	Household Durables — 0.0% (g)
10	Newell Rubbermaid, Inc., 5.500%, 04/01/46	11

	Internet & Catalog Retail — 0.0% (g)
380	Amazon.com, Inc., 3.800%, 12/05/24	416

	Media — 0.3%
	21st Century Fox America, Inc.,
45	3.700%, 10/15/25	47
115	4.750%, 09/15/44	119
25	4.950%, 10/15/45	27
250	6.750%, 01/09/38	295
208	CBS Corp., 4.000%, 01/15/26	217
	CCO Safari II LLC,
65	3.579%, 07/23/20 (e)	66
307	4.464%, 07/23/22 (e)	321
55	4.908%, 07/23/25 (e)	58
90	6.484%, 10/23/45 (e)	100
	Comcast Corp.,
65	3.150%, 03/01/26	68
133	3.375%, 08/15/25	141
105	4.600%, 08/15/45	116
115	4.650%, 07/15/42	128
40	4.750%, 03/01/44	45
100	6.450%, 03/15/37	133
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
47	Discovery Communications LLC, 4.375%, 06/15/21	49
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	208
70	4.450%, 01/15/43	75
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	81
150	5.850%, 04/15/40	164
	Time Warner Cable, Inc.,
165	5.500%, 09/01/41	164
125	7.300%, 07/01/38	146
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	191
	Time Warner, Inc.,
70	4.650%, 06/01/44	68
250	4.750%, 03/29/21	276
150	4.850%, 07/15/45	153
250	7.625%, 04/15/31	319
	Viacom, Inc.,
33	3.250%, 03/15/23	32
17	3.875%, 12/15/21	17
150	4.375%, 03/15/43	116
225	4.850%, 12/15/34	200
90	Walt Disney Co. (The), 1.850%, 05/30/19	92

		4,261

	Multiline Retail — 0.1%
55	Kohl’s Corp., 5.550%, 07/17/45	50
	Macy’s Retail Holdings, Inc.,
100	3.875%, 01/15/22	103
55	4.300%, 02/15/43	41
150	7.450%, 07/15/17	161
150	Target Corp., 6.350%, 11/01/32	199

		554

	Specialty Retail — 0.1%
37	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	37
	Home Depot, Inc. (The),
94	2.000%, 06/15/19	96
100	2.000%, 04/01/21	101
110	3.750%, 02/15/24	122
60	4.250%, 04/01/46	66
	Lowe’s Cos., Inc.,
90	3.375%, 09/15/25	97
55	4.375%, 09/15/45	61
150	5.125%, 11/15/41	175

		755

	Total Consumer Discretionary	7,848

	Consumer Staples — 0.5%
	Beverages — 0.2%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	139
	Anheuser-Busch InBev Finance, Inc.,
200	1.900%, 02/01/19	203
160	2.650%, 02/01/21	164
90	3.650%, 02/01/26	95
100	3.700%, 02/01/24	107
75	4.700%, 02/01/36	81
270	4.900%, 02/01/46	302
	Anheuser-Busch InBev Worldwide, Inc.,
57	2.500%, 07/15/22	58
285	5.375%, 01/15/20	321
94	Brown-Forman Corp., 4.500%, 07/15/45	103
	Coca-Cola Co. (The),
179	1.150%, 04/01/18	180
110	1.875%, 10/27/20	112
250	PepsiCo, Inc., 2.750%, 04/30/25	256
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	212

		2,333

	Food & Staples Retailing — 0.1%
	CVS Health Corp.,
100	2.750%, 12/01/22	103
156	3.500%, 07/20/22	167
85	3.875%, 07/20/25	92
150	4.000%, 12/05/23	165
70	4.875%, 07/20/35	78
100	5.125%, 07/20/45	116
	CVS Pass-Through Trust,
52	4.704%, 01/10/36 (e)	54
47	6.943%, 01/10/30	55
	Kroger Co. (The),
25	2.300%, 01/15/19	25
25	5.400%, 07/15/40	29
150	6.400%, 08/15/17	160
250	Series B, 7.700%, 06/01/29	335
	Sysco Corp.,
45	1.900%, 04/01/19	45
40	2.500%, 07/15/21	41
56	3.750%, 10/01/25	59
177	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	182
	Wal-Mart Stores, Inc.,
150	2.550%, 04/11/23	155
100	3.300%, 04/22/24	108

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
140	4.000%, 04/11/43	148
135	5.250%, 09/01/35	167

		2,284

	Food Products — 0.1%
200	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	232
100	Cargill, Inc., 3.300%, 03/01/22 (e)	104
114	ConAgra Foods, Inc., 3.200%, 01/25/23	115
80	HJ Heinz Co., 2.800%, 07/02/20 (e)	82
	Kellogg Co.,
66	3.250%, 05/21/18	68
100	Series B, 7.450%, 04/01/31	131
	Kraft Heinz Foods Co.,
195	3.500%, 06/06/22	205
60	5.000%, 06/04/42	65
133	5.200%, 07/15/45 (e)	149
100	6.875%, 01/26/39	128
	Mead Johnson Nutrition Co.,
38	4.125%, 11/15/25	40
150	5.900%, 11/01/39	175
200	Mondelez International, Inc., 4.000%, 02/01/24	215

		1,709

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	101
100	6.625%, 08/01/37	139

		240

	Tobacco — 0.1%
	Altria Group, Inc.,
185	2.625%, 01/14/20	191
120	4.250%, 08/09/42	125
56	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e)	59
215	Imperial Brands Finance plc, (United Kingdom), 3.750%, 07/21/22 (e)	225
	Philip Morris International, Inc.,
90	4.125%, 03/04/43	93
75	4.250%, 11/10/44	79
55	4.375%, 11/15/41	59
	Reynolds American, Inc.,
105	4.450%, 06/12/25	115
40	5.700%, 08/15/35	47
100	5.850%, 08/15/45	122

		1,115

	Total Consumer Staples	7,681

	Energy — 0.7%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
55	2.700%, 11/15/20	56
100	3.500%, 08/01/23	101
50	5.000%, 11/15/45	49
125	8.750%, 02/15/21	156
50	Nabors Industries, Inc., 4.625%, 09/15/21	42
100	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	50
82	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	85
	Transocean, Inc., (Cayman Islands),
150	4.300%, 10/15/22	83
198	6.500%, 11/15/20	138
152	7.125%, 12/15/21	103

		863

	Oil, Gas & Consumable Fuels — 0.6%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	44
150	ANR Pipeline Co., 9.625%, 11/01/21	193
282	Apache Corp., 3.250%, 04/15/22	271
	BP Capital Markets plc, (United Kingdom),
300	2.241%, 09/26/18	304
141	2.750%, 05/10/23	138
155	3.245%, 05/06/22	160
60	3.814%, 02/10/24	62
	Buckeye Partners LP,
19	4.150%, 07/01/23	17
25	4.350%, 10/15/24	23
150	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	138
31	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	24
	Cenovus Energy, Inc., (Canada),
50	3.800%, 09/15/23	45
100	6.750%, 11/15/39	96
	Chevron Corp.,
50	2.355%, 12/05/22	50
100	2.419%, 11/17/20	103
71	3.191%, 06/24/23	73
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	207
100	ConocoPhillips, 6.500%, 02/01/39	109
	ConocoPhillips Co.,
123	2.200%, 05/15/20	121
60	3.350%, 05/15/25	57

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Devon Energy Corp.,
145	5.000%, 06/15/45	108
150	6.300%, 01/15/19	152
100	7.950%, 04/15/32	102
116	Ecopetrol S.A., (Colombia), 5.375%, 06/26/26	105
120	Enable Midstream Partners LP, 3.900%, 05/15/24	95
35	Encana Corp., (Canada), 6.625%, 08/15/37	30
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	61
45	4.750%, 01/15/26	41
150	EnLink Midstream Partners LP, 4.150%, 06/01/25	116
	Enterprise Products Operating LLC,
51	3.700%, 02/15/26	50
143	3.900%, 02/15/24	144
60	4.850%, 08/15/42	56
100	4.850%, 03/15/44	94
115	5.200%, 09/01/20	126
200	EOG Resources, Inc., 4.150%, 01/15/26	208
	Exxon Mobil Corp.,
265	2.726%, 03/01/23	269
149	3.567%, 03/06/45	145
200	Kerr-McGee Corp., 7.875%, 09/15/31	218
	Kinder Morgan Energy Partners LP,
50	5.000%, 08/15/42	42
90	5.000%, 03/01/43	74
45	5.400%, 09/01/44	39
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	157
75	5.000%, 03/01/26	81
125	5.150%, 10/15/43	117
	Marathon Oil Corp.,
47	2.800%, 11/01/22	38
135	6.600%, 10/01/37	111
45	MPLX LP, 4.000%, 02/15/25	39
	Noble Energy, Inc.,
95	5.250%, 11/15/43	82
30	5.625%, 05/01/21	30
136	Occidental Petroleum Corp., 3.500%, 06/15/25	139
330	ONEOK Partners LP, 4.900%, 03/15/25	311
61	Petrobras Global Finance B.V., (Netherlands), 6.250%, 03/17/24	48
	Petroleos Mexicanos, (Mexico),
117	4.500%, 01/23/26	109
29	4.875%, 01/18/24	28
120	Phillips 66, 4.875%, 11/15/44	120
	Plains All American Pipeline LP/PAA Finance Corp.,
20	3.650%, 06/01/22	18
132	3.850%, 10/15/23	118
300	4.650%, 10/15/25	278
190	5.750%, 01/15/20	198
	Spectra Energy Capital LLC,
289	3.300%, 03/15/23	256
100	8.000%, 10/01/19	110
	Statoil ASA, (Norway),
63	2.750%, 11/10/21	64
150	3.950%, 05/15/43	143
170	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	182
	Sunoco Logistics Partners Operations LP,
95	5.300%, 04/01/44	78
155	5.350%, 05/15/45	130
240	5.500%, 02/15/20	244
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	99
171	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	171
	Total Capital International S.A., (France),
123	2.700%, 01/25/23	123
100	2.750%, 06/19/21	103
28	3.750%, 04/10/24	29
15	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	13
50	Western Gas Partners LP, 3.950%, 06/01/25	43

		8,320

	Total Energy	9,183

	Financials — 3.1%
	Banks — 1.3%
	ABN AMRO Bank N.V., (Netherlands),
245	2.450%, 06/04/20 (e)	246
200	2.500%, 10/30/18 (e)	203
	Bank of America Corp.,
167	Series L, 1.950%, 05/12/18	167
65	Series L, 2.250%, 04/21/20	64
375	3.300%, 01/11/23	378
280	3.875%, 03/22/17	286
70	3.875%, 08/01/25	73

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
270	Series L, 3.950%, 04/21/25	269
63	4.100%, 07/24/23	66
150	4.250%, 10/22/26	152
120	4.450%, 03/03/26	124
50	5.000%, 01/21/44	55
130	5.625%, 07/01/20	146
80	5.650%, 05/01/18	86
200	6.875%, 04/25/18	220
500	7.625%, 06/01/19	582
	Bank of America N.A.,
250	1.750%, 06/05/18	250
250	2.050%, 12/07/18	252
	Bank of Montreal, (Canada),
158	2.375%, 01/25/19	161
100	2.550%, 11/06/22	101
	Bank of Nova Scotia (The), (Canada),
200	1.700%, 06/11/18	200
80	2.350%, 10/21/20	81
150	2.800%, 07/21/21	154
200	Banque Federative du Credit Mutuel S.A., (France), 2.750%, 10/15/20 (e)	204
265	Barclays plc, (United Kingdom), 2.000%, 03/16/18	260
	BB&T Corp.,
83	2.450%, 01/15/20	84
350	2.625%, 06/29/20	358
550	Capital One Bank USA N.A., 3.375%, 02/15/23	554
375	Capital One N.A., 2.350%, 08/17/18	377
	Citigroup, Inc.,
340	1.550%, 08/14/17	340
335	1.750%, 05/01/18	334
110	2.150%, 07/30/18	111
75	2.700%, 03/30/21	76
50	3.700%, 01/12/26	51
697	3.750%, 06/16/24	722
110	4.300%, 11/20/26	109
70	4.400%, 06/10/25	71
125	4.450%, 09/29/27	126
55	4.600%, 03/09/26	56
65	4.950%, 11/07/43	70
107	6.675%, 09/13/43	130
200	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	203
120	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	128
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 3.125%, 12/10/20 (e)	249
215	Danske Bank A/S, (Denmark), 2.800%, 03/10/21 (e)	218
	Discover Bank,
250	2.000%, 02/21/18	249
250	4.200%, 08/08/23	261
	Fifth Third Bancorp,
40	2.875%, 07/27/20	41
115	8.250%, 03/01/38	167
200	Fifth Third Bank/Cincinnati OH, 3.850%, 03/15/26	205
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	219
300	4.750%, 01/19/21 (e)	331
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	808
200	4.300%, 03/08/26	207
200	Intesa Sanpaolo S.p.A., (Italy), 5.710%, 01/15/26 (e)	194
267	KeyCorp, 5.100%, 03/24/21	296
	Lloyds Bank plc, (United Kingdom),
200	1.750%, 03/16/18	200
200	2.050%, 01/22/19	200
200	Lloyds Banking Group plc, (United Kingdom), 4.650%, 03/24/26	198
225	Mizuho Bank Ltd., (Japan), 2.700%, 10/20/20 (e)	228
95	MUFG Americas Holdings Corp., 3.000%, 02/10/25	93
250	PNC Bank NA, 1.950%, 03/04/19	252
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	192
	Royal Bank of Canada, (Canada),
119	2.000%, 10/01/18	121
235	2.000%, 12/10/18	237
200	2.200%, 07/27/18	203
155	2.500%, 01/19/21	158
	Skandinaviska Enskilda Banken AB, (Sweden),
200	1.750%, 03/19/18 (e)	200
250	2.625%, 11/17/20 (e)	252
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	209
97	SunTrust Banks, Inc., 2.350%, 11/01/18	98
400	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	404

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Toronto-Dominion Bank (The), (Canada),
44	1.950%, 01/22/19	44
125	2.125%, 04/07/21	125
150	2.500%, 12/14/20	153
	U.S. Bancorp,
200	2.200%, 04/25/19	204
67	4.125%, 05/24/21	73
200	Wachovia Corp., 5.750%, 02/01/18	215
	Wells Fargo & Co.,
145	2.125%, 04/22/19	147
150	2.150%, 01/30/20	152
220	2.500%, 03/04/21	223
385	2.550%, 12/07/20	392
261	2.600%, 07/22/20	267
300	3.550%, 09/29/25	314
115	4.300%, 07/22/27	122
55	4.650%, 11/04/44	57
65	4.900%, 11/17/45	70
145	5.375%, 11/02/43	164
250	Wells Fargo Bank N.A., 1.650%, 01/22/18	252
85	Westpac Banking Corp., (Australia), 2.600%, 11/23/20	87

		18,431

	Capital Markets — 0.6%
200	Ameriprise Financial, Inc., 4.000%, 10/15/23	211
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
120	2.500%, 04/15/21	122
151	2.600%, 08/17/20	155
100	4.150%, 02/01/21	109
100	BlackRock, Inc., 6.250%, 09/15/17	107
44	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	42
250	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	251
100	Credit Suisse USA, Inc., 7.125%, 07/15/32	127
	Deutsche Bank AG, (Germany),
165	1.875%, 02/13/18	164
300	2.950%, 08/20/20	301
85	6.000%, 09/01/17	90
	Goldman Sachs Group, Inc. (The),
170	2.375%, 01/22/18	172
70	2.550%, 10/23/19	71
273	2.625%, 01/31/19	278
183	2.750%, 09/15/20	186
284	3.500%, 01/23/25	287
150	3.625%, 01/22/23	155
160	3.750%, 02/25/26	164
121	3.850%, 07/08/24	125
185	4.000%, 03/03/24	194
136	4.250%, 10/21/25	138
90	4.750%, 10/21/45	94
70	5.150%, 05/22/45	71
100	7.500%, 02/15/19	115
262	Jefferies Group LLC, 6.875%, 04/15/21	296
150	Macquarie Bank Ltd., (Australia), 4.000%, 07/29/25 (e)	153
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	90
	Morgan Stanley,
120	2.375%, 07/23/19	121
70	2.650%, 01/27/20	71
823	2.800%, 06/16/20	838
82	3.750%, 02/25/23	86
270	Series F, 3.875%, 04/29/24	283
166	3.950%, 04/23/27	166
110	4.000%, 07/23/25	115
75	4.300%, 01/27/45	76
700	4.750%, 03/22/17	723
186	5.000%, 11/24/25	201
500	5.950%, 12/28/17	535
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	54
	State Street Corp.,
26	2.550%, 08/18/20	27
36	3.100%, 05/15/23	36
154	3.700%, 11/20/23	166
149	TD Ameritrade Holding Corp., 2.950%, 04/01/22	152
330	UBS AG, (Switzerland), 2.375%, 08/14/19	335
200	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 04/15/26 (e)	200

		8,546

	Consumer Finance — 0.4%
350	American Express Co., 7.000%, 03/19/18	384
220	American Express Credit Corp., 1.875%, 11/05/18	221
	American Honda Finance Corp.,
100	2.125%, 10/10/18	102
40	2.250%, 08/15/19	41
150	7.625%, 10/01/18 (e)	171

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
75	Capital One Financial Corp., 4.200%, 10/29/25	76
	Caterpillar Financial Services Corp.,
100	2.850%, 06/01/22	103
121	3.750%, 11/24/23	130
	Ford Motor Credit Co. LLC,
200	2.145%, 01/09/18	200
248	2.240%, 06/15/18	248
400	2.375%, 01/16/18	401
200	2.375%, 03/12/19	201
200	3.336%, 03/18/21	206
200	3.664%, 09/08/24	202
205	4.134%, 08/04/25	213
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16	65
250	3.100%, 01/15/19	253
165	4.000%, 01/15/25	160
85	4.200%, 03/01/21	88
	HSBC USA, Inc.,
125	2.350%, 03/05/20	124
205	2.375%, 11/13/19	206
	John Deere Capital Corp.,
181	1.600%, 07/13/18	183
105	2.375%, 07/14/20	107
50	Series 0014, 2.450%, 09/11/20	51
110	2.800%, 03/06/23	112
106	5.750%, 09/10/18	117
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	97
49	PACCAR Financial Corp., 1.400%, 05/18/18	49
	Synchrony Financial,
215	3.750%, 08/15/21	221
80	4.250%, 08/15/24	81
20	4.500%, 07/23/25	21
	Toyota Motor Credit Corp.,
120	1.700%, 02/19/19	121
174	2.100%, 01/17/19	177
200	2.625%, 01/10/23	203

		5,335

	Diversified Financial Services — 0.2%
	Berkshire Hathaway, Inc.,
15	2.200%, 03/15/21	15
100	2.750%, 03/15/23	102
100	3.125%, 03/15/26	103
	CME Group, Inc.,
100	3.000%, 09/15/22	104
100	3.000%, 03/15/25	101
49	5.300%, 09/15/43	58
	GE Capital International Funding Co., (Ireland),
417	2.342%, 11/15/20 (e)	427
206	4.418%, 11/15/35 (e)	224
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	98
62	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	65
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	257
125	National Rural Utilities Cooperative Finance Corp., 2.700%, 02/15/23	127
	Shell International Finance B.V., (Netherlands),
45	3.250%, 05/11/25	45
290	3.400%, 08/12/23	301
155	4.550%, 08/12/43	161

		2,188

	Insurance — 0.3%
	Allstate Corp. (The),
61	3.150%, 06/15/23	63
120	5.550%, 05/09/35	142
	American International Group, Inc.,
60	3.300%, 03/01/21	61
70	3.875%, 01/15/35	63
306	4.125%, 02/15/24	319
70	4.500%, 07/16/44	66
145	4.800%, 07/10/45	143
	Aon Corp.,
53	3.125%, 05/27/16	53
28	6.250%, 09/30/40	33
85	Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	90
	Chubb INA Holdings, Inc.,
40	2.300%, 11/03/20	41
200	2.700%, 03/13/23	202
95	2.875%, 11/03/22	98
88	3.150%, 03/15/25	91
50	4.350%, 11/03/45	54
30	CNA Financial Corp., 3.950%, 05/15/24	30
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	109

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Lincoln National Corp.,
250	4.200%, 03/15/22	263
25	4.850%, 06/24/21	27
118	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	119
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	106
	MetLife, Inc.,
30	4.050%, 03/01/45	28
70	4.125%, 08/13/42	67
85	4.600%, 05/13/46	87
35	4.721%, 12/15/44	36
350	4.875%, 11/13/43	373
45	6.400%, 12/15/36	47
	New York Life Global Funding,
130	2.100%, 01/02/19 (e)	132
146	2.150%, 06/18/19 (e)	149
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	72
300	Pricoa Global Funding I, 2.200%, 05/16/19 (e)	301
100	Progressive Corp. (The), 4.350%, 04/25/44	106
	Prudential Financial, Inc.,
80	5.100%, 08/15/43	83
175	VAR, 5.200%, 03/15/44	169
250	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	323
55	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	54
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	98

		4,298

	Real Estate Investment Trusts (REITs) — 0.2%
	American Tower Corp.,
165	3.450%, 09/15/21	169
40	3.500%, 01/31/23	40
40	4.400%, 02/15/26	42
	Boston Properties LP,
85	3.800%, 02/01/24	89
320	3.850%, 02/01/23	337
125	Brixmor Operating Partnership LP, 3.875%, 08/15/22	122
	Crown Castle International Corp.,
45	3.400%, 02/15/21	46
130	4.450%, 02/15/26	135
170	DDR Corp., 3.500%, 01/15/21	172
	Duke Realty LP,
75	3.875%, 02/15/21	77
84	4.375%, 06/15/22	89
60	Equity Commonwealth, 6.650%, 01/15/18	63
158	ERP Operating LP, 4.625%, 12/15/21	176
	HCP, Inc.,
244	2.625%, 02/01/20	241
30	3.150%, 08/01/22	29
50	3.875%, 08/15/24	48
135	4.000%, 12/01/22	136
65	4.200%, 03/01/24	64
58	4.250%, 11/15/23	58
	Kimco Realty Corp.,
115	3.200%, 05/01/21	118
20	3.400%, 11/01/22	20
45	Liberty Property LP, 3.375%, 06/15/23	44
	Prologis LP,
74	3.750%, 11/01/25	77
73	4.250%, 08/15/23	79
100	Realty Income Corp., 3.875%, 07/15/24	101
	Simon Property Group LP,
105	3.500%, 09/01/25	110
17	4.375%, 03/01/21	19
	Ventas Realty LP,
59	3.750%, 05/01/24	59
23	4.125%, 01/15/26	23
2	4.375%, 02/01/45	2
80	Ventas Realty LP/Ventas Capital Corp., 2.700%, 04/01/20	81
41	Weingarten Realty Investors, 4.450%, 01/15/24	42
	Welltower, Inc.,
55	3.750%, 03/15/23	55
130	4.000%, 06/01/25	130
75	4.250%, 04/01/26	76
91	4.500%, 01/15/24	95

		3,264

	Thrifts & Mortgage Finance — 0.1%
315	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	318
250	BPCE S.A., (France), 2.650%, 02/03/21	252

		570

	Total Financials	42,632

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
150	3.875%, 11/15/21	163
150	4.100%, 06/15/21	163
105	4.400%, 05/01/45	107
	Baxalta, Inc.,
78	3.600%, 06/23/22 (e)	79
140	4.000%, 06/23/25 (e)	143
45	5.250%, 06/23/45 (e)	48
	Biogen, Inc.,
92	3.625%, 09/15/22	97
90	5.200%, 09/15/45	100
	Celgene Corp.,
45	2.875%, 08/15/20	46
132	3.625%, 05/15/24	137
120	3.875%, 08/15/25	126
100	3.950%, 10/15/20	107
	Gilead Sciences, Inc.,
29	3.250%, 09/01/22	31
110	3.650%, 03/01/26	117
55	4.500%, 02/01/45	58
20	4.600%, 09/01/35	22
65	4.750%, 03/01/46	71

		1,615

	Health Care Equipment & Supplies — 0.1%
170	Becton, Dickinson and Co., 2.675%, 12/15/19	174
450	Medtronic, Inc., 3.150%, 03/15/22	477
	Stryker Corp.,
25	3.500%, 03/15/26	26
60	4.625%, 03/15/46	64

		741

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
100	3.500%, 11/15/24	102
123	4.750%, 03/15/44	130
	Anthem, Inc.,
60	2.300%, 07/15/18	61
50	4.625%, 05/15/42	49
95	5.100%, 01/15/44	100
200	5.850%, 01/15/36	229
94	Cardinal Health, Inc., 3.750%, 09/15/25	99
245	Cigna Corp., 4.000%, 02/15/22	260
	Express Scripts Holding Co.,
90	3.500%, 06/15/24	89
75	4.500%, 02/25/26	78
40	McKesson Corp., 2.850%, 03/15/23	40
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	110
	UnitedHealth Group, Inc.,
50	2.700%, 07/15/20	52
30	2.750%, 02/15/23	30
200	2.875%, 03/15/23	205
115	3.100%, 03/15/26	118
42	3.350%, 07/15/22	45
105	3.950%, 10/15/42	106

		1,903

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
46	3.150%, 01/15/23	46
181	4.150%, 02/01/24	191

		237

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
105	1.750%, 11/06/17	106
140	2.900%, 11/06/22	142
152	3.200%, 11/06/22	157
145	3.600%, 05/14/25	152
	Actavis Funding SCS, (Luxembourg),
90	2.350%, 03/12/18	91
145	3.000%, 03/12/20	149
277	3.450%, 03/15/22	288
70	3.850%, 06/15/24	73
40	4.850%, 06/15/44	43
200	Allergan, Inc., 2.800%, 03/15/23	196
235	AstraZeneca plc, (United Kingdom), 3.375%, 11/16/25	243
265	Bristol-Myers Squibb Co., 2.000%, 08/01/22	267
	Forest Laboratories LLC,
100	4.875%, 02/15/21 (e)	110
69	5.000%, 12/15/21 (e)	77
405	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	424
104	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	108
95	Johnson & Johnson, 2.050%, 03/01/23	95
	Merck & Co., Inc.,
225	2.350%, 02/10/22	229
263	2.800%, 05/18/23	275
265	Mylan, Inc., 2.600%, 06/24/18	265

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
132	Novartis Capital Corp., 3.400%, 05/06/24	142
200	Perrigo Finance Unlimited Co., (Ireland), 3.500%, 12/15/21	204
200	Pfizer, Inc., 6.200%, 03/15/19	228
26	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	26
130	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	129
19	Zoetis, Inc., 1.875%, 02/01/18	19

		4,238

	Total Health Care	8,734

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	70
	Honeywell International, Inc.,
139	3.350%, 12/01/23	148
100	4.250%, 03/01/21	112
	Lockheed Martin Corp.,
40	3.550%, 01/15/26	42
55	3.800%, 03/01/45	54
200	4.250%, 11/15/19	219
99	4.700%, 05/15/46	111
95	Northrop Grumman Corp., 3.850%, 04/15/45	94
150	Precision Castparts Corp., 4.200%, 06/15/35	156
40	Textron, Inc., 3.875%, 03/01/25	40
	United Technologies Corp.,
130	4.150%, 05/15/45	135
180	5.400%, 05/01/35	216

		1,397

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
70	4.100%, 02/01/45	67
20	4.550%, 04/01/46	20

		87

	Airlines — 0.1%
32	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	32
84	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	80
15	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	16
336	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	360
79	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	87
83	Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, 6.821%, 08/10/22	96
12	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	12
10	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	11
37	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	41
59	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	60

		795

	Building Products — 0.0% (g)
	Masco Corp.,
45	3.500%, 04/01/21	45
50	4.375%, 04/01/26	51

		96

	Commercial Services & Supplies — 0.0% (g)
	Republic Services, Inc.,
150	5.500%, 09/15/19	166
100	6.086%, 03/15/35	116
	Waste Management, Inc.,
110	2.900%, 09/15/22	112
37	4.600%, 03/01/21	40
100	4.750%, 06/30/20	111

		545

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	162

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	67
100	5.400%, 03/01/19	111
	General Electric Co.,
400	2.700%, 10/09/22	416
175	3.375%, 03/11/24	188
74	4.375%, 09/16/20	82
205	4.500%, 03/11/44	229
200	4.625%, 01/07/21	226
45	5.500%, 01/08/20	52
105	5.625%, 05/01/18	115
61	6.750%, 03/15/32	83
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
40	5.750%, 03/11/18	43
31	Roper Technologies, Inc., 3.000%, 12/15/20	32

		1,770

	Machinery — 0.0% (g)
40	Caterpillar, Inc., 4.300%, 05/15/44	41
240	Illinois Tool Works, Inc., 3.500%, 03/01/24	259

		300

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
100	3.050%, 09/01/22	105
605	4.100%, 06/01/21	667
85	4.150%, 04/01/45	87
45	4.700%, 09/01/45	50
50	4.900%, 04/01/44	57
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	270
	Canadian Pacific Railway Co., (Canada),
150	4.800%, 09/15/35	154
63	7.125%, 10/15/31	81
125	7.250%, 05/15/19	143
150	CSX Corp., 7.375%, 02/01/19	173
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
350	3.850%, 11/15/24 (e)	366
35	4.500%, 08/16/21 (e)	38
150	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	153
391	Norfolk Southern Corp., 4.837%, 10/01/41	426
35	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	35
	Ryder System, Inc.,
83	2.450%, 09/03/19	83
113	2.500%, 05/11/20	111
43	3.500%, 06/01/17	44
	Union Pacific Corp.,
150	3.750%, 03/15/24	163
300	4.750%, 12/15/43	336

		3,583

	Trading Companies & Distributors — 0.0% (g)
272	International Lease Finance Corp., 3.875%, 04/15/18	274
68	WW Grainger, Inc., 4.600%, 06/15/45	76

		350

	Total Industrials	9,085

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
185	2.200%, 02/28/21	189
272	2.900%, 03/04/21	286
	Harris Corp.,
30	2.700%, 04/27/20	30
40	3.832%, 04/27/25	41
75	5.054%, 04/27/45	80

		626

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	105
150	6.000%, 04/01/20	165

		270

	Internet Software & Services — 0.0% (g)
442	eBay, Inc., 2.600%, 07/15/22	425

	IT Services — 0.0% (g)
	International Business Machines Corp.,
100	3.625%, 02/12/24	108
130	7.000%, 10/30/25	173
	Visa, Inc.,
60	3.150%, 12/14/25	63
120	4.300%, 12/14/45	131
78	Xerox Corp., 5.625%, 12/15/19	80

		555

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
98	2.450%, 07/29/20	101
120	4.900%, 07/29/45	135
208	QUALCOMM, Inc., 4.800%, 05/20/45	206
	Texas Instruments, Inc.,
92	2.375%, 05/16/16	92
197	2.750%, 03/12/21	207

		741

	Software — 0.1%
	Microsoft Corp.,
100	2.375%, 05/01/23	101
75	3.500%, 11/15/42	72
133	3.625%, 12/15/23	146
160	3.750%, 05/01/43	159
95	3.750%, 02/12/45	94
140	4.450%, 11/03/45	155

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	Oracle Corp.,
145	2.500%, 05/15/22	148
70	2.800%, 07/08/21	73
56	3.625%, 07/15/23	61
135	4.125%, 05/15/45	138
120	4.500%, 07/08/44	129
200	5.750%, 04/15/18	219

		1,495

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
126	2.850%, 05/06/21	132
256	3.200%, 05/13/25	268
145	3.250%, 02/23/26	152
240	3.450%, 02/09/45	217
95	3.850%, 05/04/43	92
25	4.650%, 02/23/46	27

		888

	Total Information Technology	5,000

	Materials — 0.2%
	Chemicals — 0.1%
	Agrium, Inc., (Canada),
22	3.375%, 03/15/25	21
120	4.125%, 03/15/35	104
100	6.125%, 01/15/41	110
80	CF Industries, Inc., 4.950%, 06/01/43	70
38	Dow Chemical Co. (The), 4.125%, 11/15/21	41
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	84
125	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	125
	Mosaic Co. (The),
100	4.250%, 11/15/23	105
166	5.625%, 11/15/43	173
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	252
300	Praxair, Inc., 2.200%, 08/15/22	300
150	Union Carbide Corp., 7.750%, 10/01/96	175

		1,560

	Construction Materials — 0.0% (g)
200	CRH America, Inc., 3.875%, 05/18/25 (e)	208

	Containers & Packaging — 0.0% (g)
150	International Paper Co., 3.800%, 01/15/26	153

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
70	4.125%, 02/24/42	64
34	5.000%, 09/30/43	35
	Freeport-McMoRan, Inc.,
250	3.550%, 03/01/22	174
291	3.875%, 03/15/23	197
60	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	46
	Nucor Corp.,
127	4.000%, 08/01/23	132
80	5.200%, 08/01/43	82
	Rio Tinto Finance USA Ltd., (Australia),
100	3.750%, 06/15/25	97
100	4.125%, 05/20/21	106

		933

	Total Materials	2,854

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
800	3.000%, 02/15/22	816
294	3.000%, 06/30/22	298
125	3.400%, 05/15/25	125
380	4.300%, 12/15/42	348
40	4.450%, 04/01/24	43
85	4.800%, 06/15/44	83
85	5.150%, 03/15/42	86
150	6.000%, 08/15/40	167
	British Telecommunications plc, (United Kingdom),
250	1.250%, 02/14/17	250
100	9.625%, 12/15/30	156
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	112
55	Orange S.A., (France), 5.500%, 02/06/44	66
40	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	39
102	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	113
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	154
130	2.625%, 02/21/20	134
95	3.500%, 11/01/24	100
249	3.850%, 11/01/42	226
209	4.150%, 03/15/24	227
238	4.522%, 09/15/48	239
93	4.672%, 03/15/55	89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
436	4.862%, 08/21/46	460
20	5.012%, 08/21/54	20
100	5.050%, 03/15/34	108
350	5.150%, 09/15/23	404
12	6.400%, 09/15/33	15

		4,878

	Wireless Telecommunication Services — 0.0% (g)
100	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	111
76	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	79
	Vodafone Group plc, (United Kingdom),
125	5.625%, 02/27/17	130
50	6.150%, 02/27/37	56

		376

	Total Telecommunication Services	5,254

	Utilities — 1.0%
	Electric Utilities — 0.7%
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	65
200	3.850%, 12/01/42	197
50	4.150%, 08/15/44	52
100	Appalachian Power Co., 4.600%, 03/30/21	109
150	Arizona Public Service Co., 4.500%, 04/01/42	164
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	66
170	3.350%, 07/01/23	178
45	Commonwealth Edison Co., 4.350%, 11/15/45	49
	DTE Electric Co.,
140	3.375%, 03/01/25	149
250	Series G, 5.600%, 06/15/18	274
	Duke Energy Carolinas LLC,
60	3.875%, 03/15/46	61
80	4.300%, 06/15/20	89
	Duke Energy Corp.,
177	3.050%, 08/15/22	179
150	3.550%, 09/15/21	157
30	3.750%, 04/15/24	31
310	5.050%, 09/15/19	339
	Duke Energy Progress LLC,
150	4.100%, 03/15/43	156
25	4.150%, 12/01/44	26
	Electricite de France S.A., (France),
80	2.150%, 01/22/19 (e)	81
35	4.875%, 01/22/44 (e)	35
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	151
105	Entergy Corp., 4.000%, 07/15/22	111
	Florida Power & Light Co.,
80	3.125%, 12/01/25	84
100	4.050%, 10/01/44	107
45	Georgia Power Co., 3.250%, 04/01/26	46
35	Great Plains Energy, Inc., 4.850%, 06/01/21	38
	Indiana Michigan Power Co.,
40	Series K, 4.550%, 03/15/46	41
300	7.000%, 03/15/19	340
	ITC Holdings Corp.,
135	3.650%, 06/15/24	135
114	6.050%, 01/31/18 (e)	122
115	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	120
200	Kansas City Power & Light Co., 5.300%, 10/01/41	227
	Kentucky Utilities Co.,
50	3.300%, 10/01/25	52
40	4.375%, 10/01/45	43
	Louisville Gas & Electric Co.,
24	Series 25, 3.300%, 10/01/25	25
20	4.375%, 10/01/45	22
244	MidAmerican Energy Co., 3.500%, 10/15/24	261
35	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	28
	Nevada Power Co.,
34	5.450%, 05/15/41	41
50	6.500%, 08/01/18	55
253	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	256
60	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	65
	Oncor Electric Delivery Co. LLC,
115	2.150%, 06/01/19	116
12	2.950%, 04/01/25	12
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	78
195	3.400%, 08/15/24	204
94	3.500%, 06/15/25	99
80	3.850%, 11/15/23	86
70	4.300%, 03/15/45	75
50	4.750%, 02/15/44	57

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
250	6.050%, 03/01/34	319
245	PacifiCorp, 2.950%, 02/01/22	255
400	PECO Energy Co., 4.800%, 10/15/43	463
200	Pennsylvania Electric Co., 6.050%, 09/01/17	211
	PPL Capital Funding, Inc.,
75	4.700%, 06/01/43	77
180	Series A, VAR, 6.700%, 03/30/67	137
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	109
42	4.750%, 07/15/43	48
	Progress Energy, Inc.,
130	3.150%, 04/01/22	132
117	4.400%, 01/15/21	126
150	Public Service Co. of Colorado, 2.500%, 03/15/23	150
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	32
	Public Service Electric & Gas Co.,
83	3.000%, 05/15/25	86
60	3.800%, 03/01/46	61
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	43
6	South Carolina Electric & Gas Co., 4.500%, 06/01/64	6
	Southern California Edison Co.,
55	Series 14-B, 1.125%, 05/01/17	55
160	Series B, 2.400%, 02/01/22	161
80	Series C, 3.600%, 02/01/45	77
40	4.500%, 09/01/40	44
66	4.650%, 10/01/43	75
100	6.650%, 04/01/29	127
294	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	270
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	236
180	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	186
	Virginia Electric & Power Co.,
150	2.750%, 03/15/23	151
150	2.950%, 01/15/22	156
21	3.450%, 02/15/24	22
75	4.000%, 01/15/43	76
	Wisconsin Electric Power Co.,
150	1.700%, 06/15/18	151
165	3.100%, 06/01/25	171
	Xcel Energy, Inc.,
95	3.300%, 06/01/25	98
95	4.700%, 05/15/20	104

		10,079

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	92
70	Dominion Gas Holdings LLC, 2.500%, 12/15/19	71
200	Southern California Gas Co., 3.200%, 06/15/25	209

		372

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
100	2.950%, 01/15/20	101
94	5.750%, 10/01/41	92
90	Oglethorpe Power Corp., 4.550%, 06/01/44	89
	PSEG Power LLC,
188	4.150%, 09/15/21	197
25	4.300%, 11/15/23	25
	Southern Power Co.,
55	5.150%, 09/15/41	55
35	5.250%, 07/15/43	34

		593

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
200	5.250%, 08/15/19	217
18	5.875%, 03/15/41	21
	Berkshire Hathaway Energy Co.,
75	3.500%, 02/01/25	79
95	4.500%, 02/01/45	101
100	5.750%, 04/01/18	108
	Consolidated Edison Co. of New York, Inc.,
95	4.500%, 12/01/45	104
100	Series 08-B, 6.750%, 04/01/38	137
	Dominion Resources, Inc.,
195	3.900%, 10/01/25	200
135	4.700%, 12/01/44	136
80	SUB, 4.104%, 04/01/21	82
61	DTE Energy Co., Series F, 3.850%, 12/01/23	64
	NiSource Finance Corp.,
150	4.800%, 02/15/44	158
120	6.125%, 03/01/22	141

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
215	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	164
	Sempra Energy,
80	2.400%, 03/15/20	80
144	4.050%, 12/01/23	152
100	9.800%, 02/15/19	120

		2,064

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
240	3.850%, 03/01/24	259
100	6.593%, 10/15/37	136

		395

	Total Utilities	13,503

	Total Corporate Bonds (Cost $109,095)	111,774

Foreign Government Securities — 0.1%
20	Republic of Peru, (Peru), 5.625%, 11/18/50	23
	Republic of Poland, (Poland),
50	4.000%, 01/22/24	53
100	3.250%, 04/06/26	100
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	216
	United Mexican States, (Mexico),
86	4.000%, 10/02/23	90
143	5.550%, 01/21/45	158

	Total Foreign Government Securities (Cost $597)	640

SHARES
Investment Companies — 20.7% (b)
3,138	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	24,881
1,071	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	21,310
498	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	4,015
11,174	JPMorgan High Yield Fund, Class R6 Shares	77,103
4,131	JPMorgan Intrepid International Fund, Class R6 Shares	75,266
990	JPMorgan Mid Cap Equity Fund, Class R6 Shares	42,307
3,098	JPMorgan Realty Income Fund, Class R6 Shares	43,186

	Total Investment Companies (Cost $282,619)	288,068

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.4%
31	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	33
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
231	4.500%, 05/01/41	252
134	5.500%, 02/01/39	151
179	6.000%, 08/01/36 - 12/01/36	206
2	7.000%, 02/01/26	2
7	7.500%, 05/01/26 - 08/01/27	8
3	8.000%, 04/01/25 - 05/01/25	4
6	8.500%, 07/01/26	6
	Federal National Mortgage Association, 15 Year, Single Family,
7	4.500%, 05/01/19	8
9	5.000%, 10/01/19	9
68	6.000%, 10/01/19 - 01/01/24	73
98	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	110
	Federal National Mortgage Association, 30 Year, Single Family,
180	6.000%, 12/01/32 - 04/01/35	209
198	6.500%, 02/01/26 - 10/01/38	229
112	7.000%, 03/01/26 - 11/01/38	132
22	8.000%, 11/01/22 - 06/01/24	25
1	8.500%, 11/01/18	1
10	9.000%, 08/01/24	11
	Federal National Mortgage Association, Other,
140	ARM, 0.775%, 01/01/23	140
228	ARM, 0.795%, 05/01/24	229
200	1.735%, 05/01/20	202
400	2.010%, 06/01/20	407
189	2.350%, 05/01/23	194
356	2.395%, 01/01/22	366
339	2.400%, 12/01/22 - 07/01/23	346
236	2.410%, 01/01/23	243
400	2.450%, 11/01/22	411
134	2.490%, 10/01/17	136
250	2.520%, 05/01/23	257
189	2.530%, 03/01/23	196
700	2.590%, 11/01/21	726
1,018	2.680%, 05/01/23 - 05/01/25	1,052
191	2.703%, 04/01/23	198
600	2.810%, 04/01/25	622
234	2.840%, 06/01/22	245
93	2.900%, 06/01/22	98
1,192	3.030%, 12/01/21 - 04/01/30	1,218

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
145		3.050%, 10/01/20	153
600		3.100%, 09/01/25	635
97		3.110%, 10/01/21	103
391		3.180%, 09/01/30	427
600		3.320%, 05/01/24	654
199		3.370%, 11/01/20	214
700		3.380%, 01/01/18 - 12/01/23	745
294		3.450%, 11/01/23	318
199		3.480%, 12/01/20	213
560		3.500%, 05/01/43 - 06/01/43	588
292		3.540%, 11/01/21	318
144		3.590%, 10/01/20	156
500		3.690%, 11/01/23	548
137		3.700%, 12/01/20	148
931		3.743%, 06/01/18	967
386		3.760%, 08/01/23	424
183		3.805%, 05/01/22	200
400		3.860%, 11/01/23	444
484		3.940%, 12/01/25	538
304		4.000%, 07/01/42	327
400		4.040%, 10/01/20	438
481		4.295%, 06/01/21	532
280		4.330%, 04/01/21	309
230		4.369%, 02/01/20	252
282		4.640%, 01/01/21	314
170		4.770%, 06/01/19	186
		Government National Mortgage Association II, 30 Year, Single Family,
2		8.000%, 07/20/28	2
23		8.500%, 09/20/25	27
		Government National Mortgage Association, 30 Year, Single Family,
33		6.500%, 01/15/24 - 03/15/28	38
75		7.000%, 04/15/24 - 05/15/26	78
15		7.500%, 06/15/25 - 05/15/26	16
14		8.000%, 04/15/24 - 09/15/27	15
20		8.500%, 06/15/22 - 12/15/22	21
–	(h)	10.000%, 07/15/18	–	(h)

		Total Mortgage Pass-Through Securities (Cost $18,365)	19,103

Municipal Bonds — 0.0% (g) (t)
		New York — 0.0% (g)
35		New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	44
150		Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	187

			231

		Ohio — 0.0% (g)
210		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	296

		Total Municipal Bonds (Cost $395)	527

Preferred Securities — 0.1% (x)
		Financials — 0.1%
		Banks — 0.1%
200		Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	200
		Bank of America Corp.,
125		Series K, VAR, 8.000%, 01/30/18	122
180		Series V, VAR, 5.125%, 06/17/19	170
		Citigroup, Inc.,
202		Series M, VAR, 6.300%, 05/15/24	194
100		Series P, VAR, 5.950%, 05/15/25	96
75		PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	71

			853

		Capital Markets — 0.0% (g)
95		Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	95
85		State Street Corp., Series F, VAR, 5.250%, 09/15/20	86
130		Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	123
165		Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	161

			465

		Insurance — 0.0% (g)
240		MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	229

		Total Financials	1,547

		Industrials — 0.0% (g)
		Industrial Conglomerates — 0.0% (g)
118		General Electric Co., Series D, VAR, 5.000%, 01/21/21	122

		Total Preferred Securities (Cost $1,699)	1,669

U.S. Government Agency Securities — 0.0% (g)
		Tennessee Valley Authority,
74		1.750%, 10/15/18	75
44		4.625%, 09/15/60	50

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
65		5.250%, 09/15/39	83

		Total U.S. Government Agency Securities (Cost $182)	208

U.S. Treasury Obligations — 3.8%
		U.S. Treasury Bonds,
2,000		2.750%, 11/15/42	2,062
1,000		4.250%, 05/15/39	1,323
3,000		5.375%, 02/15/31	4,302
3,000		U.S. Treasury Coupon STRIPS, 7.329%, 08/15/16 (n)	2,996
1,250		U.S. Treasury Inflation Indexed Notes, 0.250%, 01/15/25	1,261
		U.S. Treasury Notes,
6,000		0.250%, 05/15/16	6,000
5,992		0.500%, 01/31/17 (k)	5,987
5,000		0.625%, 11/30/17	4,992
4,000		1.000%, 11/30/19	3,998
1,770		1.250%, 11/15/18	1,789
4,000		1.625%, 04/30/19	4,087
4,000		1.750%, 02/28/22	4,074
4,000		2.000%, 08/31/21	4,139
2,000		3.000%, 02/28/17	2,043
600		3.125%, 10/31/16	609
3,000		3.250%, 03/31/17	3,078

		Total U.S. Treasury Obligations (Cost $51,214)	52,740

NUMBER OF RIGHTS
Rights — 0.0%
		Financials — 0.0%
		Diversified Financial Services — 0.0%
11		Fubon Financial Holding, (Taiwan), expiring 04/13/16 (a) (Cost $–)	—

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a)	—

		(Cost $–)

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.8%
		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bills,
85		0.199%, 04/28/16 (k) (n)	85
120		0.363%, 07/07/16 (n)	120

		Total U.S. Treasury Obligations	205

SHARES
		Investment Company — 1.7%
24,305		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l)	24,305

		Total Short-Term Investments (Cost $24,510)	24,510

		Total Investments — 97.7% (Cost $1,228,462)	1,359,126
		Other Assets in Excess of Liabilities — 2.3%	31,663

		NET ASSETS — 100.0%	$1,390,789

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	82.6%
United Kingdom	2.8
Japan	2.4
Switzerland	1.6
France	1.2
China	1.1
Others (each less than 1.0%)	8.3

*	Percentages indicated are based upon total investments as of March 31, 2016.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
142	10 Year Australian Government Bond	06/15/16	AUD	$14,254	$105
407	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	13,540	(372)
6	E-mini Russell 2000	06/17/16	USD	666	17
110	E-mini S&P 500	06/17/16	USD	11,283	143
393	10 Year U.S. Treasury Note	06/21/16	USD	51,244	133
40	U.S. Treasury Long Bond	06/21/16	USD	6,577	29
6	2 Year U.S. Treasury Note	06/30/16	USD	1,312	1

	Short Futures Outstanding
(38)	Euro Bund	06/08/16	EUR	(7,062)	(15)
(84)	TOPIX Index	06/09/16	JPY	(10,052)	(227)
(151)	E-mini Russell 2000	06/17/16	USD	(16,755)	(520)
(189)	10 Year Canadian Government Bond	06/21/16	CAD	(20,531)	174
(7)	10 Year U.S. Treasury Note	06/21/16	USD	(913)	(4)
(27)	Ultra Long Term U.S. Treasury Bond	06/21/16	USD	(4,658)	(16)
(40)	Long Gilt	06/28/16	GBP	(6,964)	(4)
(13)	5 Year U.S. Treasury Note	06/30/16	USD	(1,575)	(4)

					$(560)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MARCH 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
40,741	JPY
250	for GBP	HSBC Bank, N.A.	05/27/16	$358	#	$362	#	$4

562	AUD	BNP Paribas	05/27/16	401		430		29
2,340	AUD	Goldman Sachs International	05/27/16	1,688		1,789		101
693	AUD	Standard Chartered Bank	05/27/16	531		530		(1)

780	CHF	Goldman Sachs International	05/27/16	802		814		12
655	CHF	HSBC Bank, N.A.	05/27/16	685		683		(2)
604	CHF	Morgan Stanley	05/27/16	612		630		18
295	CHF	Royal Bank of Canada	05/27/16	297		308		11
1,171	CHF	Standard Chartered Bank	05/27/16	1,180		1,220		40

864	DKK	Deutsche Bank AG	05/27/16	127		132		5

1,796	EUR	BNP Paribas	05/27/16	1,981		2,047		66
297	EUR	HSBC Bank, N.A.	05/27/16	337		338		1
2,896	EUR	Standard Chartered Bank	05/27/16	3,243		3,300		57

176	GBP	Goldman Sachs International	05/27/16	254		253		(1)
135	GBP	Merrill Lynch International	05/27/16	192		194		2
711	GBP	Morgan Stanley	05/27/16	1,023		1,022		(1)
599	GBP	Standard Chartered Bank	05/27/16	835		861		26
122	GBP	State Street Corp.	05/27/16	174		175		1

1,473	HKD	Union Bank of Switzerland AG	05/27/16	190		190		— (h)

134,161	JPY	Morgan Stanley	05/27/16	1,195		1,194		(1)
109,915	JPY	Standard Chartered Bank	05/27/16	976		978		2

2,902	SEK	Deutsche Bank AG	05/27/16	339		358		19
8,336	SEK	State Street Corp.	05/27/16	984		1,029		45

1,040	SGD	State Street Corp.	05/27/16	738		771		33

				$19,142		$19,608		$466

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MARCH 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
275	AUD	Goldman Sachs International	05/27/16	$197		$210		$(13)

284	CHF	Citibank, N.A.	05/27/16	285		296		(11)

1,213	DKK	BNP Paribas	05/27/16	181		185		(4)
1,045	DKK	Goldman Sachs International	05/27/16	158		160		(2)
2,265	DKK	Morgan Stanley	05/27/16	331		346		(15)

1,793	EUR	Citibank, N.A.	05/27/16	1,957		2,044		(87)
227	EUR	Goldman Sachs International	05/27/16	256		259		(3)
395	EUR	HSBC Bank, N.A.	05/27/16	449		449		— (h)
277	EUR	Standard Chartered Bank	05/27/16	311		317		(6)

2,540	GBP	BNP Paribas	05/27/16	3,590		3,647		(57)
97	GBP	Citibank, N.A.	05/27/16	137		139		(2)
886	GBP	Morgan Stanley	05/27/16	1,237		1,274		(37)

1,116	HKD	State Street Corp.	05/27/16	144		144		— (h)

15,547	JPY	BNP Paribas	05/27/16	140		138		2
140,674	JPY	Standard Chartered Bank	05/27/16	1,259		1,252		7
148,736	JPY	State Street Corp.	05/27/16	1,304		1,324		(20)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,904	NOK	Barclays Bank plc	05/27/16	$220	$230	$(10)
1,697	NOK	Royal Bank of Canada	05/27/16	197	205	(8)

4,780	SEK	State Street Corp.	05/27/16	584	590	(6)

				$12,937	$13,209	$(272)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at March 31, 2016 of the currency being sold, and the value at March 31, 2016 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2016.
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rate in effect as of March 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $178,643,000 and 13.1% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,457
Aggregate gross unrealized depreciation	(39,793)

Net unrealized appreciation/depreciation	$130,664

Federal income tax cost of investments	$1,228,462

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$83,933	$27,428	$11	$111,372
Consumer Staples	30,417	17,777	—	48,194
Energy	28,668	9,477	—	38,145
Financials	97,618	43,531	—	141,149

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Health Care	73,234	19,071	—		92,305
Industrials	50,347	18,631	—		68,978
Information Technology	119,276	18,096	187		137,559
Materials	19,101	10,529	—		29,630
Telecommunication Services	6,831	6,426	—		13,257
Utilities	13,345	4,880	—		18,225

Total Common Stocks	522,770	175,846	198		698,814

Preferred Stocks
Consumer Staples	142	1,760	—		1,902
Materials	126	—	—		126

Total Preferred Stocks	268	1,760	—		2,028

Debt Securities
Asset-Backed Securities	—	13,269	39,370		52,639
Collateralized Mortgage Obligations
Agency CMO	—	77,710	—		77,710
Non-Agency CMO	—	16,952	—		16,952

Total Collateralized Mortgage Obligations	—	94,662	—		94,662

Commercial Mortgage-Backed Securities	—	10,814	930		11,744
Corporate Bonds
Consumer Discretionary	—	7,848	—		7,848
Consumer Staples	—	7,681	—		7,681
Energy	—	9,183	—		9,183
Financials	—	42,632	—		42,632
Health Care	—	8,734	—		8,734
Industrials	—	9,085	—		9,085
Information Technology	—	5,000	—		5,000
Materials	—	2,854	—		2,854
Telecommunication Services	—	5,254	—		5,254
Utilities	—	13,503	—		13,503

Total Corporate Bonds	—	111,774	—		111,774

Foreign Government Securities	—	640	—		640
Mortgage Pass-Through Securities	—	19,103	—		19,103
Municipal Bonds	—	527	—		527
Preferred Securities
Financials	—	1,547	—		1,547
Industrials	—	122	—		122

Total Preferred Securities	—	1,669	—		1,669

U.S. Government Agency Securities	—	208	—		208
U.S. Treasury Obligations	—	52,740	—		52,740
Investment Companies	288,068	—	—		288,068
Rights
Financials	—	— (a)	—		— (a)
Warrant
Financials	—	—	—	(a)	— (a)
Short-Term Investments
U.S. Treasury Obligations	—	205	—		205
Investment Company	24,305	—	—		24,305

Total Short-Term Investments	24,305	205	—		24,510

Total Investments in Securities	$835,411	$483,217	$40,498		$1,359,126

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$481	$—		$481
Futures Contracts	602	—	—		602

Total Appreciation in Other Financial Instruments	$602	$481	$—		$1,083

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(287)	$—		$(287)
Futures Contracts	(563)	(599)	—		(1,162)

Total Depreciation in Other Financial Instruments	$(563)	$(886)	$—		$(1,449)

(a)	Value is zero.

There were no significant transfers amongst any levels during the period ended March 31, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities:
Asset-Backed Securities	$40,519		$—	$(657)	$132	$8,068	$(5,991)	$—	$(2,701)	$39,370
Collateralized Mortgage Obligation - Non-Agency CMO	54		—	—	—	—	—	—	(54)	—
Commercial Mortgage-Backed Securities	611		—	(4)	(30)	397	(44)	—	—	930
Common Stocks - Consumer Discretionary	304		—	(95)	—	—	—	106	(304)	11
Common Stocks - Health Care	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Information Technology	—		(9)	(54)	—	269	(19)	—	—	187
Warrant - Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$41,488		$(9)	$(810)	$102	$8,734	$(6,054)	$106	$(3,059)	$40,498

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(788,000).

Diversified Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Mergers and Acquisitions	Discount for potential outcome	100% (100%)

Common Stock	—
	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—
	39,370	Discounted Cash Flow	Constant Prepayment Rate	0% – 11.00% (3.89%)
			Constant Default Rate	2.00% – 36.00% (5.98%)
			Yield (Discount Rate of Cash Flows)	1.51% – 10.82% (4.51%)

Asset-Backed Securities	39,370
	889	Discounted Cash Flow	Constant Prepayment Rate	0.00 – 90.00% (0.89%)
			Yield (Discount Rate of Cash Flows)	2.69% – 10.06% (6.35%)

Commercial Mortgage-Backed Securities	889

Total	$40,259

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2016, the value of these securities was approximately $239,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 26.2%
	Automobiles — 1.6%
23	Tesla Motors, Inc. (a)	5,348

	Hotels, Restaurants & Leisure — 5.8%
123	Las Vegas Sands Corp.	6,358
222	Starbucks Corp.	13,278

		19,636

	Internet & Catalog Retail — 10.0%
31	Amazon.com, Inc. (a)	18,234
61	Netflix, Inc. (a)	6,259
7	Priceline Group, Inc. (The) (a)	9,332

		33,825

	Specialty Retail — 8.8%
127	Home Depot, Inc. (The)	16,909
132	Ross Stores, Inc.	7,620
26	Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,129

		29,658

	Total Consumer Discretionary	88,467

	Consumer Staples — 2.8%
	Food & Staples Retailing — 2.8%
91	CVS Health Corp.	9,468

	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
50	Pioneer Natural Resources Co.	7,034

	Financials — 7.2%
	Capital Markets — 3.7%
441	Charles Schwab Corp. (The)	12,355

	Diversified Financial Services — 2.3%
33	Intercontinental Exchange, Inc.	7,642

	Real Estate Investment Trusts (REITs) — 1.2%
13	Equinix, Inc.	4,134

	Total Financials	24,131

	Health Care — 14.1%
	Biotechnology — 10.9%
42	BioMarin Pharmaceutical, Inc. (a)	3,470
67	Celgene Corp. (a)	6,741
156	Gilead Sciences, Inc.	14,310
26	Regeneron Pharmaceuticals, Inc. (a)	9,371
36	Vertex Pharmaceuticals, Inc. (a)	2,872

		36,764

	Life Sciences Tools & Services — 3.2%
66	Illumina, Inc. (a)	10,732

	Total Health Care	47,496

	Industrials — 6.3%
	Aerospace & Defense — 2.1%
32	TransDigm Group, Inc. (a)	7,075

	Electrical Equipment — 2.0%
30	Acuity Brands, Inc.	6,648

	Road & Rail — 2.2%
88	Kansas City Southern	7,515

	Total Industrials	21,238

	Information Technology — 36.9%
	Internet Software & Services — 13.3%
29	Alphabet, Inc., Class A (a)	22,494
196	Facebook, Inc., Class A (a)	22,375

		44,869

	IT Services — 11.6%
188	MasterCard, Inc., Class A	17,742
253	PayPal Holdings, Inc. (a)	9,747
154	Visa, Inc., Class A	11,789

		39,278

	Semiconductors & Semiconductor Equipment — 6.5%
244	ARM Holdings plc, (United Kingdom), ADR	10,661
74	Broadcom Ltd., (Singapore)	11,399

		22,060

	Software — 5.5%
53	Adobe Systems, Inc. (a)	4,967
76	salesforce.com, Inc. (a)	5,587
128	ServiceNow, Inc. (a)	7,852

		18,406

	Total Information Technology	124,613

	Materials — 3.5%
	Chemicals — 3.5%
82	Air Products & Chemicals, Inc.	11,787

	Total Common Stocks (Cost $263,728)	334,234

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,088	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $3,088)	3,088

	Total Investments — 100.0% (Cost $266,816)	337,322
	Liabilities in Excess of Other Assets — 0.0% (g)	(119)

	NET ASSETS — 100.0%	$337,203

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,242
Aggregate gross unrealized depreciation	(7,736)

Net unrealized appreciation/depreciation	$70,506

Federal income tax cost of investments	$266,816

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amount in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$337,322	$—	$—	$337,322

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 17.1%
	Distributors — 1.5%
28	Pool Corp.	2,424

	Diversified Consumer Services — 1.1%
76	2U, Inc. (a)	1,715

	Hotels, Restaurants & Leisure — 4.1%
123	Boyd Gaming Corp. (a)	2,546
40	La Quinta Holdings, Inc. (a)	503
18	Texas Roadhouse, Inc.	801
20	Vail Resorts, Inc.	2,628

		6,478

	Household Durables — 0.6%
81	TRI Pointe Group, Inc. (a)	956

	Internet & Catalog Retail — 1.1%
42	Wayfair, Inc., Class A (a)	1,805

	Multiline Retail — 1.1%
77	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,796

	Specialty Retail — 5.5%
42	Burlington Stores, Inc. (a)	2,363
27	Lithia Motors, Inc., Class A	2,338
18	Monro Muffler Brake, Inc.	1,280
31	Penske Automotive Group, Inc.	1,171
43	Tailored Brands, Inc.	766
25	Vitamin Shoppe, Inc. (a)	784

		8,702

	Textiles, Apparel & Luxury Goods — 2.1%
29	G-III Apparel Group Ltd. (a)	1,403
43	Kate Spade & Co. (a)	1,097
42	Wolverine World Wide, Inc.	777

		3,277

	Total Consumer Discretionary	27,153

	Consumer Staples — 3.1%
	Food & Staples Retailing — 2.2%
14	Casey’s General Stores, Inc.	1,634
64	Sprouts Farmers Market, Inc. (a)	1,861

		3,495

	Food Products — 0.9%
112	Freshpet, Inc. (a)	821
20	Snyder’s-Lance, Inc.	625

		1,446

	Total Consumer Staples	4,941

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
35	Delek U.S. Holdings, Inc.	535
8	Diamondback Energy, Inc. (a)	649
29	RSP Permian, Inc. (a)	850

	Total Energy	2,034

	Financials — 9.0%
	Banks — 2.5%
48	PrivateBancorp, Inc.	1,861
8	Signature Bank (a)	1,053
28	Texas Capital Bancshares, Inc. (a)	1,075

		3,989

	Capital Markets — 3.0%
29	Evercore Partners, Inc., Class A	1,495
61	Financial Engines, Inc.	1,908
146	PennantPark Investment Corp.	884
47	WisdomTree Investments, Inc.	534

		4,821

	Insurance — 0.5%
30	AmTrust Financial Services, Inc.	788

	Real Estate Investment Trusts (REITs) — 1.5%
36	CubeSmart	1,198
23	Highwoods Properties, Inc.	1,092

		2,290

	Real Estate Management & Development — 1.0%
47	RE/MAX Holdings, Inc., Class A	1,597

	Thrifts & Mortgage Finance — 0.5%
40	BofI Holding, Inc. (a)	844

	Total Financials	14,329

	Health Care — 23.3%
	Biotechnology — 9.3%
40	ACADIA Pharmaceuticals, Inc. (a)	1,124
30	Acceleron Pharma, Inc. (a)	789
7	Anacor Pharmaceuticals, Inc. (a)	364
88	Arrowhead Research Corp. (a)	425
39	Axovant Sciences Ltd., (Bermuda) (a)	448
68	Bellicum Pharmaceuticals, Inc. (a)	638
65	Coherus Biosciences, Inc. (a)	1,378
67	Exact Sciences Corp. (a)	452
34	FibroGen, Inc. (a)	720
127	Halozyme Therapeutics, Inc. (a)	1,198
75	Ignyta, Inc. (a)	505
68	Insmed, Inc. (a)	867
20	Intrexon Corp. (a)	671
25	Kite Pharma, Inc. (a)	1,140
18	Neurocrine Biosciences, Inc. (a)	700
44	Portola Pharmaceuticals, Inc. (a)	892
26	REGENXBIO, Inc. (a)	281
23	Sage Therapeutics, Inc. (a)	730
16	Spark Therapeutics, Inc. (a)	476
10	Ultragenyx Pharmaceutical, Inc. (a)	628
44	Versartis, Inc. (a)	356

		14,782

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 4.9%
162	GenMark Diagnostics, Inc. (a)	856
34	Insulet Corp. (a)	1,115
74	K2M Group Holdings, Inc. (a)	1,105
25	Nevro Corp. (a)	1,403
170	Novadaq Technologies, Inc., (Canada) (a)	1,884
141	Syneron Medical Ltd., (Israel) (a)	1,027
643	Unilife Corp. (a)	437

		7,827

	Health Care Providers & Services — 4.2%
38	Acadia Healthcare Co., Inc. (a)	2,088
49	Surgical Care Affiliates, Inc. (a)	2,246
25	WellCare Health Plans, Inc. (a)	2,361

		6,695

	Health Care Technology — 2.1%
101	Evolent Health, Inc., Class A (a)	1,071
93	Veeva Systems, Inc., Class A (a)	2,316

		3,387

	Pharmaceuticals — 2.8%
59	Horizon Pharma plc (a)	974
70	Nektar Therapeutics (a)	958
40	Revance Therapeutics, Inc. (a)	706
51	Sagent Pharmaceuticals, Inc. (a)	617
189	TherapeuticsMD, Inc. (a)	1,211

		4,466

	Total Health Care	37,157

	Industrials — 18.7%
	Aerospace & Defense — 2.4%
35	HEICO Corp.	2,079
41	Hexcel Corp.	1,810

		3,889

	Air Freight & Logistics — 0.6%
29	XPO Logistics, Inc. (a)	896

	Building Products — 6.6%
37	Advanced Drainage Systems, Inc.	796
44	Caesarstone Sdot-Yam Ltd., (Israel) (a)	1,511
32	Fortune Brands Home & Security, Inc.	1,798
17	Lennox International, Inc.	2,306
24	Masonite International Corp. (a)	1,547
51	Trex Co., Inc. (a)	2,468

		10,426

	Electrical Equipment — 1.5%
9	Acuity Brands, Inc.	2,029
16	SolarCity Corp. (a)	399

		2,428

	Industrial Conglomerates — 1.4%
23	Carlisle Cos., Inc.	2,287

	Machinery — 3.2%
21	Graco, Inc.	1,748
27	John Bean Technologies Corp.	1,525
17	Middleby Corp. (The) (a)	1,791

		5,064

	Road & Rail — 1.2%
26	Old Dominion Freight Line, Inc. (a)	1,839

	Trading Companies & Distributors — 1.8%
55	Rush Enterprises, Inc., Class A (a)	1,012
14	Watsco, Inc.	1,920

		2,932

	Total Industrials	29,761

	Information Technology — 26.0%
	Communications Equipment — 1.3%
68	Ciena Corp. (a)	1,290
70	Ruckus Wireless, Inc. (a)	690

		1,980

	Internet Software & Services — 9.0%
33	Benefitfocus, Inc. (a)	1,093
48	Cornerstone OnDemand, Inc. (a)	1,569
9	CoStar Group, Inc. (a)	1,735
37	Demandware, Inc. (a)	1,456
73	Envestnet, Inc. (a)	1,984
61	GoDaddy, Inc., Class A (a)	1,969
56	GrubHub, Inc. (a)	1,401
38	Instructure, Inc. (a)	678
45	Marketo, Inc. (a)	871
55	Shopify, Inc., (Canada), Class A (a)	1,563

		14,319

	Semiconductors & Semiconductor Equipment — 6.3%
36	Cavium, Inc. (a)	2,221
58	Inphi Corp. (a)	1,949
46	M/A-COM Technology Solutions Holdings, Inc. (a)	2,010
43	MKS Instruments, Inc.	1,627
35	Monolithic Power Systems, Inc.	2,221

		10,028

	Software — 9.0%
39	Atlassian Corp. plc, (United Kingdom), Class A (a)	975
28	Fleetmatics Group plc, (Ireland) (a)	1,157
24	Fortinet, Inc. (a)	740
39	Guidewire Software, Inc. (a)	2,139
25	HubSpot, Inc. (a)	1,090
32	Imperva, Inc. (a)	1,613
51	Infoblox, Inc. (a)	880
34	Proofpoint, Inc. (a)	1,824
75	RingCentral, Inc., Class A (a)	1,184

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
12	Tableau Software, Inc., Class A (a)	559
5	Tyler Technologies, Inc. (a)	622
77	Zendesk, Inc. (a)	1,603

		14,386

	Technology Hardware, Storage & Peripherals — 0.4%
86	Nimble Storage, Inc. (a)	673

	Total Information Technology	41,386

	Materials — 1.1%
	Construction Materials — 1.1%
26	Eagle Materials, Inc.	1,836

	Total Common Stocks (Cost $121,372)	158,597

Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,036	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $1,036)	1,036

	Total Investments — 100.3% (Cost $122,408)	159,633
	Liabilities in Excess of Other Assets — (0.3)%	(506)

	NET ASSETS — 100.0%	$159,127

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,508
Aggregate gross unrealized depreciation	(12,283)

Net unrealized appreciation/depreciation	$37,225

Federal income tax cost of investments	$122,408

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$159,633	$—	$—	$159,633

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 21.3%
	Distributors — 2.2%
31	Genuine Parts Co.	3,073

	Hotels, Restaurants & Leisure — 3.1%
74	Starbucks Corp.	4,396

	Internet & Catalog Retail — 8.3%
11	Amazon.com, Inc. (a)	6,785
4	Priceline Group, Inc. (The) (a)	4,866

		11,651

	Media — 2.1%
63	DISH Network Corp., Class A (a)	2,901

	Multiline Retail — 2.2%
67	Kohl’s Corp.	3,120

	Specialty Retail — 3.4%
95	Best Buy Co., Inc.	3,082
58	Gap, Inc. (The)	1,696

		4,778

	Total Consumer Discretionary	29,919

	Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
93	HollyFrontier Corp.	3,278
121	Kinder Morgan, Inc.	2,158
20	Pioneer Natural Resources Co.	2,806

	Total Energy	8,242

	Financials — 21.8%
	Banks — 3.7%
107	Wells Fargo & Co.	5,184

	Capital Markets — 1.8%
33	T. Rowe Price Group, Inc.	2,449

	Consumer Finance — 5.4%
114	Ally Financial, Inc. (a)	2,125
78	Capital One Financial Corp.	5,438

		7,563

	Insurance — 8.7%
118	American International Group, Inc.	6,363
154	Loews Corp.	5,885

		12,248

	Real Estate Investment Trusts (REITs) — 2.2%
126	Rayonier, Inc.	3,113

	Total Financials	30,557

	Health Care — 14.5%
	Biotechnology — 10.0%
39	Celgene Corp. (a)	3,904
73	Gilead Sciences, Inc.	6,741
9	Regeneron Pharmaceuticals, Inc. (a)	3,406

		14,051

	Health Care Providers & Services — 2.3%
24	UnitedHealth Group, Inc.	3,153

	Life Sciences Tools & Services — 2.2%
19	Illumina, Inc. (a)	3,075

	Total Health Care	20,279

	Industrials — 6.0%
	Airlines — 3.0%
86	Delta Air Lines, Inc.	4,181

	Machinery — 1.8%
41	Dover Corp.	2,634

	Road & Rail — 1.2%
19	Kansas City Southern	1,657

	Total Industrials	8,472

	Information Technology — 22.8%
	Electronic Equipment, Instruments & Components — 1.4%
31	Arrow Electronics, Inc. (a)	1,998

	Internet Software & Services — 10.9%
10	Alphabet, Inc., Class C (a)	7,181
71	Facebook, Inc., Class A (a)	8,114

		15,295

	IT Services — 6.3%
78	MasterCard, Inc., Class A	7,327
39	PayPal Holdings, Inc. (a)	1,508

		8,835

	Semiconductors & Semiconductor Equipment — 1.7%
53	ARM Holdings plc, (United Kingdom), ADR	2,335

	Software — 2.5%
48	salesforce.com, Inc. (a)	3,548

	Total Information Technology	32,011

	Materials — 4.2%
	Construction Materials — 1.9%
17	Martin Marietta Materials, Inc.	2,735

	Containers & Packaging — 2.3%
82	WestRock Co.	3,214

	Total Materials	5,949

	Total Common Stocks (Cost $124,863)	135,429

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.7%
	Investment Company — 6.7%
9,432	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $9,432)	9,432

	Total Investments — 103.2% (Cost $134,295)	144,861
	Liabilities in Excess of Other Assets — (3.2)%	(4,430)

	NET ASSETS — 100.0%	$140,431

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,395
Aggregate gross unrealized depreciation	(2,829)

Net unrealized appreciation/depreciation	$10,566

Federal income tax cost of investments	$134,295

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$144,861	$—	$—	$144,861

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
Consumer Discretionary — 7.5%
	Household Durables — 0.7%
36	Harman International Industries, Inc.	3,241

	Media — 1.3%
45	Time Warner, Inc.	3,272
35	Walt Disney Co. (The)	3,446

		6,718

	Specialty Retail — 4.7%
6	AutoZone, Inc. (a)	4,868
163	Best Buy Co., Inc.	5,301
65	Home Depot, Inc. (The)	8,633
63	Tiffany & Co.	4,637

		23,439

	Textiles, Apparel & Luxury Goods — 0.8%
62	V.F. Corp.	4,035

	Total Consumer Discretionary	37,433

Consumer Staples — 9.3%
	Beverages — 3.1%
49	Dr. Pepper Snapple Group, Inc.	4,417
90	Molson Coors Brewing Co., Class B	8,676
24	PepsiCo, Inc.	2,449

		15,542

	Food & Staples Retailing — 1.5%
70	CVS Health Corp.	7,261

	Food Products — 2.2%
62	Kraft Heinz Co. (The)	4,902
72	Mead Johnson Nutrition Co.	6,075

		10,977

	Household Products — 1.4%
23	Kimberly-Clark Corp.	3,134
49	Procter & Gamble Co. (The)	4,013

		7,147

	Tobacco — 1.1%
89	Altria Group, Inc.	5,552

	Total Consumer Staples	46,479

Energy — 8.0%
	Energy Equipment & Services — 0.7%
51	Schlumberger Ltd.	3,747

	Oil, Gas & Consumable Fuels — 7.3%
– (h)	California Resources Corp.	—	(h)
85	Chevron Corp.	8,081
75	ConocoPhillips	3,039
138	Exxon Mobil Corp.	11,543
137	Occidental Petroleum Corp.	9,361
31	Phillips 66	2,641
27	Valero Energy Corp.	1,725

		36,390

	Total Energy	40,137

Financials — 31.2%
	Banks — 10.8%
788	Bank of America Corp.	10,655
134	BB&T Corp.	4,458
135	Citigroup, Inc.	5,618
55	Cullen/Frost Bankers, Inc.	3,020
37	M&T Bank Corp.	4,073
58	PNC Financial Services Group, Inc. (The)	4,863
128	SunTrust Banks, Inc.	4,629
116	U.S. Bancorp	4,688
257	Wells Fargo & Co.	12,419

		54,423

	Capital Markets — 7.6%
26	Affiliated Managers Group, Inc. (a)	4,271
22	Ameriprise Financial, Inc.	2,049
23	BlackRock, Inc.	7,799
163	Charles Schwab Corp. (The)	4,556
21	Goldman Sachs Group, Inc. (The)	3,297
232	Invesco Ltd.	7,135
113	Morgan Stanley	2,819
88	T. Rowe Price Group, Inc.	6,428

		38,354

	Consumer Finance — 1.8%
41	American Express Co.	2,542
44	Capital One Financial Corp.	3,029
66	Discover Financial Services	3,376

		8,947

	Diversified Financial Services — 2.3%
70	Berkshire Hathaway, Inc., Class B (a)	9,946
7	Intercontinental Exchange, Inc.	1,646

		11,592

	Insurance — 4.4%
41	American International Group, Inc.	2,216
21	Chubb Ltd., (Switzerland)	2,510
169	Hartford Financial Services Group, Inc. (The)	7,801
64	Loews Corp.	2,437
76	MetLife, Inc.	3,331

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
49	Prudential Financial, Inc.	3,546

		21,841

	Real Estate Investment Trusts (REITs) — 4.3%
16	AvalonBay Communities, Inc.	3,100
129	General Growth Properties, Inc.	3,847
98	HCP, Inc.	3,180
54	Macerich Co. (The)	4,279
75	Prologis, Inc.	3,318
39	Vornado Realty Trust	3,664

		21,388

	Total Financials	156,545

Health Care — 11.1%
	Biotechnology — 0.5%
30	Gilead Sciences, Inc.	2,792

	Health Care Equipment & Supplies — 0.8%
26	Becton, Dickinson and Co.	3,917

	Health Care Providers & Services — 2.9%
20	Aetna, Inc.	2,259
33	Humana, Inc.	6,092
19	McKesson Corp.	3,019
25	UnitedHealth Group, Inc.	3,158

		14,528

	Pharmaceuticals — 6.9%
134	Bristol-Myers Squibb Co.	8,573
60	Eli Lilly & Co.	4,342
84	Johnson & Johnson	9,035
101	Merck & Co., Inc.	5,358
245	Pfizer, Inc.	7,256

		34,564

	Total Health Care	55,801

Industrials — 9.5%
	Aerospace & Defense — 2.7%
80	Honeywell International, Inc.	8,986
45	United Technologies Corp.	4,525

		13,511

	Building Products — 0.6%
96	Masco Corp.	3,016

	Industrial Conglomerates — 3.5%
42	3M Co.	7,048
327	General Electric Co.	10,399

		17,447

	Machinery — 0.7%
61	PACCAR, Inc.	3,314

	Road & Rail — 0.5%
101	CSX Corp.	2,596

	Trading Companies & Distributors — 1.5%
18	W.W. Grainger, Inc.	4,272
24	Watsco, Inc.	3,274

		7,546

	Total Industrials	47,430

Information Technology — 11.8%
	Communications Equipment — 0.6%
97	Cisco Systems, Inc.	2,764

	Electronic Equipment, Instruments & Components — 0.4%
29	TE Connectivity Ltd., (Switzerland)	1,808

	Internet Software & Services — 1.0%
7	Alphabet, Inc., Class C (a)	5,005

	IT Services — 1.0%
47	Fidelity National Information Services, Inc.	2,963
23	MasterCard, Inc., Class A	2,145

		5,108

	Semiconductors & Semiconductor Equipment — 2.9%
239	Applied Materials, Inc.	5,071
52	KLA-Tencor Corp.	3,815
50	QUALCOMM, Inc.	2,552
59	Texas Instruments, Inc.	3,359

		14,797

	Software — 2.9%
267	Microsoft Corp.	14,719

	Technology Hardware, Storage & Peripherals — 3.0%
106	Apple, Inc.	11,509
284	HP, Inc.	3,498

		15,007

	Total Information Technology	59,208

Materials — 1.7%
	Chemicals — 0.9%
70	E.I. du Pont de Nemours & Co.	4,407

	Containers & Packaging — 0.8%
71	Packaging Corp. of America	4,312

	Total Materials	8,719

Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
237	Verizon Communications, Inc.	12,791

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Utilities — 4.6%
	Electric Utilities — 3.2%
79	Edison International	5,679
35	NextEra Energy, Inc.	4,106
90	PPL Corp.	3,423
74	Xcel Energy, Inc.	3,082

		16,290

	Multi-Utilities — 1.4%
120	CMS Energy Corp.	5,097
17	Sempra Energy	1,759

		6,856

	Total Utilities	23,146

	Total Common Stocks (Cost $363,484)	487,689

Short-Term Investment — 2.6%
	Investment Company — 2.6%
12,973	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $12,973)	12,973

	Total Investments — 99.8% (Cost $376,457)	500,662
	Other Assets in Excess of Liabilities — 0.2%	1,029

	NET ASSETS — 100.0%	$501,691

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,143
Aggregate gross unrealized depreciation	(8,938)

Net unrealized appreciation/depreciation	$124,205

Federal income tax cost of investments	$376,457

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$500,662	$—	$—	$500,662

a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 11.3%
	Automobiles — 1.1%
2,123	Ford Motor Co.	28,666
392	General Motors Co.	12,305

		40,971

	Diversified Consumer Services — 0.4%
383	ServiceMaster Global Holdings, Inc. (a)	14,446

	Hotels, Restaurants & Leisure — 1.8%
287	Darden Restaurants, Inc.	19,028
341	International Game Technology plc	6,227
171	McDonald’s Corp.	21,428
451	Restaurant Brands International, Inc., (Canada)	17,528

		64,211

	Household Durables — 1.1%
414	D.R. Horton, Inc.	12,527
8	NVR, Inc. (a)	14,379
489	Toll Brothers, Inc. (a)	14,419

		41,325

	Media — 1.9%
148	Comcast Corp., Class A	9,040
113	DISH Network Corp., Class A (a)	5,218
1,945	Twenty-First Century Fox, Inc., Class A	54,224

		68,482

	Multiline Retail — 2.3%
1,004	Target Corp.	82,634

	Specialty Retail — 2.7%
211	Best Buy Co., Inc.	6,848
54	Home Depot, Inc. (The)	7,152
1,102	Lowe’s Cos., Inc.	83,453

		97,453

	Total Consumer Discretionary	409,522

	Consumer Staples — 9.3%
	Food & Staples Retailing — 2.7%
169	CVS Health Corp.	17,479
1,163	Wal-Mart Stores, Inc.	79,647

		97,126

	Food Products — 3.6%
268	Ingredion, Inc.	28,599
1,142	Pilgrim’s Pride Corp. (a)	29,009
1,071	Tyson Foods, Inc., Class A	71,413

		129,021

	Household Products — 0.8%
714	Energizer Holdings, Inc.	28,920

	Personal Products — 0.5%
319	Herbalife Ltd. (a)	19,613

	Tobacco — 1.7%
1,181	Reynolds American, Inc.	59,408

	Total Consumer Staples	334,088

	Energy — 7.3%
	Energy Equipment & Services — 3.0%
432	Cameron International Corp. (a)	28,952
1,669	Ensco plc, (United Kingdom), Class A	17,312
1,039	FMC Technologies, Inc. (a)	28,419
2,173	Noble Corp. plc, (United Kingdom)	22,492
113	Schlumberger Ltd.	8,356
540	Seadrill Ltd., (United Kingdom) (a)	1,782

		107,313

	Oil, Gas & Consumable Fuels — 4.3%
32	California Resources Corp.	33
1,520	Denbury Resources, Inc.	3,375
401	Devon Energy Corp.	10,990
1,447	Marathon Oil Corp.	16,114
248	Marathon Petroleum Corp.	9,221
239	Occidental Petroleum Corp.	16,368
417	PBF Energy, Inc., Class A	13,858
172	Tesoro Corp.	14,776
1,117	Valero Energy Corp.	71,631

		156,366

	Total Energy	263,679

	Financials — 13.7%
	Banks — 4.8%
1,904	Bank of America Corp.	25,745
1,380	Citigroup, Inc.	57,594
1,879	Wells Fargo & Co.	90,851

		174,190

	Capital Markets — 0.2%
80	Ameriprise Financial, Inc.	7,521

	Consumer Finance — 0.9%
597	Discover Financial Services	30,420

	Diversified Financial Services — 0.8%
283	MSCI, Inc.	20,927
240	Voya Financial, Inc.	7,136

		28,063

	Insurance — 3.7%
190	Allstate Corp. (The)	12,787

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
339	Aspen Insurance Holdings Ltd., (Bermuda)	16,147
143	Everest Re Group Ltd., (Bermuda)	28,173
470	Hartford Financial Services Group, Inc. (The)	21,648
338	Lincoln National Corp.	13,257
198	Prudential Financial, Inc.	14,278
244	Travelers Cos., Inc. (The)	28,489

		134,779

	Real Estate Investment Trusts (REITs) — 2.4%
85	AvalonBay Communities, Inc.	16,148
504	Equity Commonwealth (a)	14,214
148	Public Storage	40,906
151	Vornado Realty Trust	14,278

		85,546

	Real Estate Management & Development — 0.9%
471	CBRE Group, Inc., Class A (a)	13,586
157	Jones Lang LaSalle, Inc.	18,396

		31,982

	Total Financials	492,501

	Health Care — 14.5%
	Biotechnology — 5.3%
599	Amgen, Inc.	89,823
1,034	Gilead Sciences, Inc.	94,974
25	United Therapeutics Corp. (a)	2,775
47	Vertex Pharmaceuticals, Inc. (a)	3,752

		191,324

	Health Care Equipment & Supplies — 0.8%
147	C.R. Bard, Inc.	29,691

	Health Care Providers & Services — 6.7%
302	AmerisourceBergen Corp.	26,138
320	Amsurg Corp. (a)	23,902
393	Anthem, Inc.	54,637
45	Centene Corp. (a)	2,783
261	Cigna Corp.	35,806
38	Express Scripts Holding Co. (a)	2,631
169	HCA Holdings, Inc. (a)	13,214
183	Humana, Inc.	33,407
480	Molina Healthcare, Inc. (a)	30,981
188	WellCare Health Plans, Inc. (a)	17,473

		240,972

	Pharmaceuticals — 1.7%
211	Jazz Pharmaceuticals plc, (Ireland) (a)	27,585
1,093	Pfizer, Inc.	32,392

		59,977

	Total Health Care	521,964

	Industrials — 9.6%
	Aerospace & Defense — 3.6%
395	BWX Technologies, Inc.	13,243
105	Huntington Ingalls Industries, Inc.	14,365
406	Northrop Grumman Corp.	80,308
505	Spirit AeroSystems Holdings, Inc., Class A (a)	22,911

		130,827

	Airlines — 2.5%
1,530	Delta Air Lines, Inc.	74,485
79	Southwest Airlines Co.	3,557
189	United Continental Holdings, Inc. (a)	11,314

		89,356

	Building Products — 0.6%
715	Masco Corp.	22,487

	Commercial Services & Supplies — 0.4%
388	Pitney Bowes, Inc.	8,358
288	R.R. Donnelley & Sons Co.	4,715

		13,073

	Construction & Engineering — 0.9%
988	AECOM (a)	30,420
23	Valmont Industries, Inc.	2,898

		33,318

	Machinery — 1.3%
459	Illinois Tool Works, Inc.	47,030

	Professional Services — 0.3%
115	ManpowerGroup, Inc.	9,339

	Total Industrials	345,430

	Information Technology — 23.6%
	Communications Equipment — 0.3%
127	Motorola Solutions, Inc.	9,629

	Electronic Equipment, Instruments & Components — 0.3%
138	SYNNEX Corp.	12,731

	Internet Software & Services — 2.3%
2,276	eBay, Inc. (a)	54,296
317	VeriSign, Inc. (a)	28,023

		82,319

	IT Services — 3.9%
718	Computer Sciences Corp.	24,702
422	Leidos Holdings, Inc.	21,230
116	MasterCard, Inc., Class A	10,934

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
1,011	Visa, Inc., Class A	77,291
352	Western Union Co. (The)	6,786

		140,943

	Semiconductors & Semiconductor Equipment — 3.7%
194	First Solar, Inc. (a)	13,297
442	KLA-Tencor Corp.	32,182
360	Lam Research Corp.	29,711
1,695	Marvell Technology Group Ltd., (Bermuda)	17,471
885	NVIDIA Corp.	31,543
194	Xilinx, Inc.	9,202

		133,406

	Software — 8.0%
938	Activision Blizzard, Inc.	31,735
2,337	Microsoft Corp.	129,067
1,539	Nuance Communications, Inc. (a)	28,760
1,699	Oracle Corp.	69,510
800	Take-Two Interactive Software, Inc. (a)	30,140

		289,212

	Technology Hardware, Storage & Peripherals — 5.1%
1,689	Apple, Inc.	184,117

	Total Information Technology	852,357

	Materials — 3.3%
	Chemicals — 1.7%
730	LyondellBasell Industries N.V., Class A	62,482

	Containers & Packaging — 0.9%
104	Berry Plastics Group, Inc. (a)	3,741
586	Sealed Air Corp.	28,115

		31,856

	Metals & Mining — 0.7%
1,087	Steel Dynamics, Inc.	24,469

	Total Materials	118,807

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
868	AT&T, Inc.	33,980
713	CenturyLink, Inc.	22,792
1,220	Verizon Communications, Inc.	65,988

	Total Telecommunication Services	122,760

	Utilities — 2.6%
	Electric Utilities — 0.9%
375	Entergy Corp.	29,690
30	NextEra Energy, Inc.	3,503

		33,193

	Gas Utilities — 0.8%
747	UGI Corp.	30,081

	Multi-Utilities — 0.9%
660	Public Service Enterprise Group, Inc.	31,112

	Total Utilities	94,386

	Total Common Stocks (Cost $2,991,973)	3,555,494

Short-Term Investment — 1.2%
	Investment Company — 1.2%
43,938	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $43,938)	43,938

	Total Investments — 99.8% (Cost $3,035,911)	3,599,432
	Other Assets in Excess of Liabilities — 0.2%	6,881

	NET ASSETS — 100.0%	$3,606,313

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
457	E-mini S&P 500	06/17/16	USD	$46,877	$939

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$644,491
Aggregate gross unrealized depreciation	(80,970)

Net unrealized appreciation/depreciation	$563,521

Federal income tax cost of investments	$3,035,911

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,599,432	$—	$—	$3,599,432

Appreciation in Other Financial Instruments
Futures Contracts	$939	$—	$—	$939

(a)	All portfolio holdings designated as level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 19.5%
	Auto Components — 0.2%
61	Goodyear Tire & Rubber Co. (The)	1,999

	Automobiles — 0.2%
149	Ford Motor Co.	2,009

	Diversified Consumer Services — 1.0%
110	H&R Block, Inc.	2,912
197	ServiceMaster Global Holdings, Inc. (a)	7,408

		10,320

	Hotels, Restaurants & Leisure — 2.1%
112	Darden Restaurants, Inc.	7,452
64	International Game Technology plc	1,164
33	McDonald’s Corp.	4,110
210	Restaurant Brands International, Inc., (Canada)	8,154

		20,880

	Household Durables — 1.3%
118	D.R. Horton, Inc.	3,564
3	NVR, Inc. (a)	5,024
33	Tempur Sealy International, Inc. (a)	2,024
82	Toll Brothers, Inc. (a)	2,414

		13,026

	Internet & Catalog Retail — 0.8%
13	Amazon.com, Inc. (a)	7,717

	Media — 4.7%
8	Cable One, Inc.	3,366
171	DISH Network Corp., Class A (a)	7,892
207	Interpublic Group of Cos., Inc. (The)	4,746
58	Sinclair Broadcast Group, Inc., Class A	1,777
2,004	Sirius XM Holdings, Inc. (a)	7,915
746	Twenty-First Century Fox, Inc., Class A	20,807

		46,503

	Multiline Retail — 2.0%
243	Target Corp.	20,002

	Specialty Retail — 6.4%
107	Foot Locker, Inc.	6,895
245	Home Depot, Inc. (The)	32,690
314	Lowe’s Cos., Inc.	23,786

		63,371

	Textiles, Apparel & Luxury Goods — 0.8%
252	Skechers U.S.A., Inc., Class A (a)	7,667

	Total Consumer Discretionary	193,494

	Consumer Staples — 10.6%
	Beverages — 1.2%
116	PepsiCo, Inc.	11,877

	Food & Staples Retailing — 2.1%
539	Kroger Co. (The)	20,621

	Food Products — 4.4%
76	Ingredion, Inc.	8,105
323	Pilgrim’s Pride Corp. (a)	8,207
111	Post Holdings, Inc. (a)	7,626
291	Tyson Foods, Inc., Class A	19,405

		43,343

	Household Products — 0.1%
39	Energizer Holdings, Inc.	1,560

	Personal Products — 0.8%
95	Herbalife Ltd. (a)	5,867
58	Nu Skin Enterprises, Inc., Class A	2,222

		8,089

	Tobacco — 2.0%
392	Reynolds American, Inc.	19,706

	Total Consumer Staples	105,196

	Energy — 0.9%
	Energy Equipment & Services — 0.7%
99	Cameron International Corp. (a)	6,618
41	Ensco plc, (United Kingdom), Class A	428

		7,046

	Oil, Gas & Consumable Fuels — 0.2%
389	Denbury Resources, Inc.	864
111	Marathon Oil Corp.	1,237

		2,101

	Total Energy	9,147

	Financials — 4.6%
	Diversified Financial Services — 1.4%
30	MarketAxess Holdings, Inc.	3,683
21	Morningstar, Inc.	1,871
110	MSCI, Inc.	8,119

		13,673

	Insurance — 0.3%
7	Assurant, Inc.	571
22	Prudential Financial, Inc.	1,611
31	Validus Holdings Ltd., (Bermuda)	1,472

		3,654

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — 2.6%
128	American Tower Corp.	13,114
119	Equity Commonwealth (a)	3,367
51	Extra Space Storage, Inc.	4,738
17	Public Storage	4,744

		25,963

	Real Estate Management & Development — 0.3%
96	CBRE Group, Inc., Class A (a)	2,778

	Total Financials	46,068

	Health Care — 16.2%
	Biotechnology — 7.8%
195	Amgen, Inc.	29,236
41	Celgene Corp. (a)	4,144
353	Gilead Sciences, Inc.	32,427
40	United Therapeutics Corp. (a)	4,502
87	Vertex Pharmaceuticals, Inc. (a)	6,939

		77,248

	Health Care Equipment & Supplies — 1.3%
27	C.R. Bard, Inc.	5,432
209	Hologic, Inc. (a)	7,217

		12,649

	Health Care Providers & Services — 6.3%
73	AmerisourceBergen Corp.	6,309
63	Amsurg Corp. (a)	4,700
38	Anthem, Inc.	5,295
135	Centene Corp. (a)	8,322
69	Cigna Corp.	9,415
78	Humana, Inc.	14,343
127	Molina Healthcare, Inc. (a)	8,203
65	WellCare Health Plans, Inc. (a)	6,057

		62,644

	Pharmaceuticals — 0.8%
60	Jazz Pharmaceuticals plc, (Ireland) (a)	7,794

	Total Health Care	160,335

	Industrials — 10.5%
	Aerospace & Defense — 3.1%
240	BWX Technologies, Inc.	8,061
56	Huntington Ingalls Industries, Inc.	7,614
37	Northrop Grumman Corp.	7,243
173	Spirit AeroSystems Holdings, Inc., Class A (a)	7,857

		30,775

	Airlines — 3.6%
64	Alaska Air Group, Inc.	5,208
466	Delta Air Lines, Inc.	22,695
134	United Continental Holdings, Inc. (a)	8,003

		35,906

	Building Products — 0.8%
266	Masco Corp.	8,375

	Commercial Services & Supplies — 0.1%
63	R.R. Donnelley & Sons Co.	1,028

	Construction & Engineering — 1.4%
276	AECOM (a)	8,489
45	Valmont Industries, Inc.	5,578

		14,067

	Machinery — 0.7%
244	Allison Transmission Holdings, Inc.	6,589

	Professional Services — 0.8%
95	ManpowerGroup, Inc.	7,694

	Total Industrials	104,434

	Information Technology — 29.7%
	Electronic Equipment, Instruments & Components — 0.1%
9	SYNNEX Corp.	842

	Internet Software & Services — 4.8%
11	Alphabet, Inc., Class A (a)	8,468
10	Alphabet, Inc., Class C (a)	7,673
795	eBay, Inc. (a)	18,959
38	Facebook, Inc., Class A (a)	4,279
93	VeriSign, Inc. (a)	8,252

		47,631

	IT Services — 4.9%
82	Amdocs Ltd.	4,948
268	Computer Sciences Corp.	9,210
107	Leidos Holdings, Inc.	5,389
2	MasterCard, Inc., Class A	198
380	Visa, Inc., Class A	29,078

		48,823

	Semiconductors & Semiconductor Equipment — 2.8%
111	KLA-Tencor Corp.	8,104
101	Lam Research Corp.	8,318
166	Marvell Technology Group Ltd., (Bermuda)	1,706
259	NVIDIA Corp.	9,232

		27,360

	Software — 10.1%
537	Activision Blizzard, Inc.	18,169

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
105	Citrix Systems, Inc. (a)	8,227
61	Electronic Arts, Inc. (a)	4,033
789	Microsoft Corp.	43,552
423	Nuance Communications, Inc. (a)	7,911
195	Oracle Corp.	7,965
35	Red Hat, Inc. (a)	2,608
220	Take-Two Interactive Software, Inc. (a)	8,295

		100,760

	Technology Hardware, Storage & Peripherals — 7.0%
640	Apple, Inc.	69,792

	Total Information Technology	295,208

	Materials — 4.0%
	Chemicals — 1.4%
158	LyondellBasell Industries N.V., Class A	13,522

	Containers & Packaging — 1.7%
30	Berry Plastics Group, Inc. (a)	1,066
155	Crown Holdings, Inc. (a)	7,672
172	Sealed Air Corp.	8,243

		16,981

	Metals & Mining — 0.9%
14	Reliance Steel & Aluminum Co.	975
362	Steel Dynamics, Inc.	8,151

		9,126

	Total Materials	39,629

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
510	AT&T, Inc.	19,974
55	Verizon Communications, Inc.	2,980

	Total Telecommunication Services	22,954

	Utilities — 0.5%
	Electric Utilities — 0.5%
56	Entergy Corp.	4,456

	Total Common Stocks (Cost $778,111)	980,921

Short-Term Investment — 1.0%
	Investment Company — 1.0%
9,953	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $9,953)	9,953

	Total Investments — 99.8% (Cost $788,064)	990,874
	Other Assets in Excess of Liabilities — 0.2%	2,367

	NET ASSETS — 100.0%	$993,241

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
109	E-mini S&P 500	06/17/16	USD	$11,181	$225

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,568
Aggregate gross unrealized depreciation	(17,758)

Net unrealized appreciation/depreciation	$202,810

Federal income tax cost of investments	$788,064

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$990,874	$—	$—	$990,874

Appreciation in Other Financial Instruments
Futures Contracts	$225	$—	$—	$225

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 9.8%
		Hotels, Restaurants & Leisure — 1.9%
3		McDonald’s Corp.	377

		Media — 1.9%
4		Comcast Corp., Class A	269
2		Time Warner, Inc.	110

			379

		Multiline Retail — 0.9%
2		Target Corp.	173

		Specialty Retail — 4.5%
6		Best Buy Co., Inc.	184
4		Home Depot, Inc. (The)	474
2		Lowe’s Cos., Inc.	174
7		Staples, Inc.	73

			905

		Textiles, Apparel & Luxury Goods — 0.6%
3		Coach, Inc.	121

		Total Consumer Discretionary	1,955

Consumer Staples — 13.2%
		Beverages — 4.1%
6		Coca-Cola Co. (The)	295
2		Molson Coors Brewing Co., Class B	204
3		PepsiCo, Inc.	320

			819

		Food & Staples Retailing — 3.4%
3		Walgreens Boots Alliance, Inc.	263
6		Wal-Mart Stores, Inc.	411

			674

		Food Products — 3.8%
1		Ingredion, Inc.	128
4		Mondelez International, Inc., Class A	175
7		Tyson Foods, Inc., Class A	452

			755

		Household Products — 0.3%
1		Energizer Holdings, Inc.	53

		Tobacco — 1.6%
2		Philip Morris International, Inc.	233
2		Reynolds American, Inc.	94

			327

		Total Consumer Staples	2,628

Energy — 5.4%
		Energy Equipment & Services — 0.5%
2		Baker Hughes, Inc.	99

		Oil, Gas & Consumable Fuels — 4.9%
1		Anadarko Petroleum Corp.	49
–	(h)	California Resources Corp.	—	(h)
1		Chevron Corp.	117
3		Devon Energy Corp.	81
1		Exxon Mobil Corp.	113
5		Marathon Petroleum Corp.	192
2		Occidental Petroleum Corp.	169
4		Valero Energy Corp.	244

			965

		Total Energy	1,064

Financials — 11.8%
		Banks — 5.3%
10		Bank of America Corp.	130
9		Citigroup, Inc.	383
4		SunTrust Banks, Inc.	149
8		Wells Fargo & Co.	403

			1,065

		Capital Markets — 0.4%
2		Bank of New York Mellon Corp. (The)	74

		Consumer Finance — 1.3%
2		Capital One Financial Corp.	163
2		Discover Financial Services	108

			271

		Diversified Financial Services — 0.9%
6		Voya Financial, Inc.	179

		Insurance — 3.2%
2		Allstate Corp. (The)	131
5		American International Group, Inc.	268
5		Hartford Financial Services Group, Inc. (The)	237

			636

		Real Estate Investment Trusts (REITs) — 0.7%
1		AvalonBay Communities, Inc.	124
1		NorthStar Realty Europe Corp.	9

			133

		Total Financials	2,358

Health Care — 17.2%
		Biotechnology — 5.4%
2		Amgen, Inc.	291
2		Celgene Corp. (a)	200

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Biotechnology — continued
6		Gilead Sciences, Inc.	517
1		Vertex Pharmaceuticals, Inc. (a)	75

			1,083

		Health Care Equipment & Supplies — 1.5%
1		Becton, Dickinson and Co.	142
1		C.R. Bard, Inc.	157

			299

		Health Care Providers & Services — 6.4%
1		Aetna, Inc.	62
1		Anthem, Inc.	188
2		Cardinal Health, Inc.	199
3		Cigna Corp.	442
1		Humana, Inc.	265
1		McKesson Corp.	120

			1,276

		Pharmaceuticals — 3.9%
2		AbbVie, Inc.	107
3		Johnson & Johnson	346
11		Pfizer, Inc.	324

			777

		Total Health Care	3,435

Industrials — 8.5%
		Aerospace & Defense — 5.2%
1		Lockheed Martin Corp.	232
3		Northrop Grumman Corp.	668
1		United Technologies Corp.	143

			1,043

		Airlines — 2.0%
3		Delta Air Lines, Inc.	158
4		Southwest Airlines Co.	166
1		United Continental Holdings, Inc. (a)	70

			394

		Construction & Engineering — 0.9%
6		AECOM (a)	178

		Machinery — 0.4%
3		Allison Transmission Holdings, Inc.	76

		Total Industrials	1,691

Information Technology — 24.7%
		Communications Equipment — 1.9%
13		Cisco Systems, Inc.	372

		Internet Software & Services — 2.3%
–	(h)	Alphabet, Inc., Class A (a)	242
–	(h)	Alphabet, Inc., Class C (a)	218

			460

		IT Services — 1.6%
2		MasterCard, Inc., Class A	161
2		Visa, Inc., Class A	153

			314

		Semiconductors & Semiconductor Equipment — 4.9%
1		Broadcom Ltd., (Singapore)	212
3		KLA-Tencor Corp.	195
2		Lam Research Corp.	136
9		QUALCOMM, Inc.	441

			984

		Software — 6.9%
17		Microsoft Corp.	935
5		Oracle Corp.	211
8		Rovi Corp. (a)	161
4		Symantec Corp.	72

			1,379

		Technology Hardware, Storage & Peripherals — 7.1%
9		Apple, Inc.	994
10		Hewlett Packard Enterprise Co.	181
10		HP, Inc.	128
1		SanDisk Corp.	110

			1,413

		Total Information Technology	4,922

Materials — 1.4%
		Chemicals — 0.8%
3		Dow Chemical Co. (The)	155

		Containers & Packaging — 0.6%
3		Crown Holdings, Inc. (a)	128

		Total Materials	283

Telecommunication Services — 2.6%
		Diversified Telecommunication Services — 2.6%
7		CenturyLink, Inc.	231
5		Verizon Communications, Inc.	287

		Total Telecommunication Services	518

Utilities — 3.7%
		Electric Utilities — 2.1%
3		Entergy Corp.	256
4		PPL Corp.	153

			409

		Gas Utilities — 1.6%
8		UGI Corp.	318

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — continued
	Total Utilities	727

	Total Common Stocks (Cost $15,689)	19,581

Short-Term Investment — 1.8%
	Investment Company — 1.8%
368	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $368)	368

	Total Investments — 100.1% (Cost $16,057)	19,949
	Liabilities in Excess of Other Assets — (0.1)%	(18)

	NET ASSETS — 100.0%	$19,931

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,538
Aggregate gross unrealized depreciation	(646)

Net unrealized appreciation/depreciation	$3,892

Federal income tax cost of investments	$16,057

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,949	$—	$—	$19,949

(a)	All portfolio holdings designated as Level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 5.8%
	Automobiles — 1.7%
766	Ford Motor Co.	10,343
597	General Motors Co.	18,757

		29,100

	Hotels, Restaurants & Leisure — 0.9%
145	Darden Restaurants, Inc.	9,594
55	McDonald’s Corp.	6,900

		16,494

	Household Durables — 0.6%
327	D.R. Horton, Inc.	9,870

	Media — 1.4%
187	CBS Corp. (Non-Voting), Class B	10,307
3,561	Sirius XM Holdings, Inc. (a)	14,067

		24,374

	Multiline Retail — 0.8%
65	Macy’s, Inc.	2,883
132	Target Corp.	10,820

		13,703

	Specialty Retail — 0.1%
107	Staples, Inc.	1,185

	Textiles, Apparel & Luxury Goods — 0.3%
51	PVH Corp.	5,012

	Total Consumer Discretionary	99,738

	Consumer Staples — 6.6%
	Food & Staples Retailing — 1.8%
111	CVS Health Corp.	11,555
271	Wal-Mart Stores, Inc.	18,561

		30,116

	Food Products — 2.8%
577	Archer-Daniels-Midland Co.	20,944
293	Pilgrim’s Pride Corp. (a)	7,450
301	Tyson Foods, Inc., Class A	20,031

		48,425

	Household Products — 0.8%
334	Energizer Holdings, Inc.	13,518

	Personal Products — 1.2%
152	Herbalife Ltd. (a)	9,351
306	Nu Skin Enterprises, Inc., Class A	11,693

		21,044

	Total Consumer Staples	113,103

	Energy — 12.4%
	Energy Equipment & Services — 4.1%
200	Cameron International Corp. (a)	13,424
806	Ensco plc, (United Kingdom), Class A	8,355
503	FMC Technologies, Inc. (a)	13,762
418	Frank’s International N.V., (Netherlands)	6,887
1,334	Noble Corp. plc, (United Kingdom)	13,808
106	Schlumberger Ltd.	7,795
1,313	Seadrill Ltd., (United Kingdom) (a)	4,333
194	Superior Energy Services, Inc.	2,600

		70,964

	Oil, Gas & Consumable Fuels — 8.3%
39	California Resources Corp.	40
118	Chevron Corp.	11,234
124	ConocoPhillips	4,977
632	Denbury Resources, Inc.	1,402
398	Devon Energy Corp.	10,916
122	Exxon Mobil Corp.	10,198
1,397	Marathon Oil Corp.	15,557
360	Marathon Petroleum Corp.	13,396
345	Occidental Petroleum Corp.	23,615
301	PBF Energy, Inc., Class A	10,000
70	Tesoro Corp.	5,978
558	Valero Energy Corp.	35,816

		143,129

	Total Energy	214,093

	Financials — 27.0%
	Banks — 9.8%
2,826	Bank of America Corp.	38,212
1,227	Citigroup, Inc.	51,235
53	PNC Financial Services Group, Inc. (The)	4,455
116	Popular, Inc., (Puerto Rico)	3,327
211	Synovus Financial Corp.	6,088
42	U.S. Bancorp	1,705
1,331	Wells Fargo & Co.	64,365

		169,387

	Capital Markets — 1.9%
111	Ameriprise Financial, Inc.	10,463
100	Goldman Sachs Group, Inc. (The)	15,737
250	Morgan Stanley	6,248

		32,448

	Consumer Finance — 1.0%
22	Capital One Financial Corp.	1,546

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
310	Discover Financial Services	15,765

		17,311

	Diversified Financial Services — 1.6%
197	MSCI, Inc.	14,586
426	Voya Financial, Inc.	12,691

		27,277

	Insurance — 7.5%
371	Allstate Corp. (The)	24,967
241	Aspen Insurance Holdings Ltd., (Bermuda)	11,496
250	Axis Capital Holdings Ltd., (Bermuda)	13,854
67	Everest Re Group Ltd., (Bermuda)	13,307
329	Hartford Financial Services Group, Inc. (The)	15,137
279	Lincoln National Corp.	10,929
174	Prudential Financial, Inc.	12,574
121	Travelers Cos., Inc. (The)	14,122
280	Validus Holdings Ltd., (Bermuda)	13,208

		129,594

	Real Estate Investment Trusts (REITs) — 4.0%
295	American Capital Agency Corp.	5,494
1,125	Annaly Capital Management, Inc.	11,542
1,189	CBL & Associates Properties, Inc.	14,149
492	Equity Commonwealth (a)	13,873
212	Hospitality Properties Trust	5,620
700	Piedmont Office Realty Trust, Inc., Class A	14,217
38	Vornado Realty Trust	3,551

		68,446

	Real Estate Management & Development — 1.2%
388	CBRE Group, Inc., Class A (a)	11,174
86	Jones Lang LaSalle, Inc.	10,054

		21,228

	Total Financials	465,691

	Health Care — 11.3%
	Biotechnology — 2.8%
43	Amgen, Inc.	6,402
368	Gilead Sciences, Inc.	33,759
76	United Therapeutics Corp. (a)	8,424

		48,585

	Health Care Equipment & Supplies — 0.9%
59	C.R. Bard, Inc.	11,856
96	Hologic, Inc. (a)	3,295

		15,151

	Health Care Providers & Services — 4.6%
157	AmerisourceBergen Corp.	13,606
102	Anthem, Inc.	14,135
121	Centene Corp. (a)	7,422
106	Cigna Corp.	14,520
19	Express Scripts Holding Co. (a)	1,271
76	Humana, Inc.	13,941
229	Molina Healthcare, Inc. (a)	14,787

		79,682

	Pharmaceuticals — 3.0%
1,722	Pfizer, Inc.	51,052

	Total Health Care	194,470

	Industrials — 9.9%
	Aerospace & Defense — 4.0%
166	BWX Technologies, Inc.	5,554
131	Curtiss-Wright Corp.	9,913
25	General Dynamics Corp.	3,219
195	Northrop Grumman Corp.	38,491
276	Spirit AeroSystems Holdings, Inc., Class A (a)	12,515

		69,692

	Airlines — 1.5%
526	Delta Air Lines, Inc.	25,620

	Commercial Services & Supplies — 1.1%
565	Pitney Bowes, Inc.	12,159
359	R.R. Donnelley & Sons Co.	5,894

		18,053

	Construction & Engineering — 1.8%
494	AECOM (a)	15,223
123	Valmont Industries, Inc.	15,170

		30,393

	Machinery — 1.5%
37	Deere & Co.	2,857
233	Illinois Tool Works, Inc.	23,817

		26,674

	Total Industrials	170,432

	Information Technology — 12.7%
	Communications Equipment — 1.2%
591	Cisco Systems, Inc.	16,826
147	Juniper Networks, Inc.	3,752

		20,578

	Electronic Equipment, Instruments & Components — 0.7%
141	SYNNEX Corp.	13,009

	Internet Software & Services — 0.8%
157	VeriSign, Inc. (a)	13,874

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 2.2%
137	Amdocs Ltd.	8,265
456	Computer Sciences Corp.	15,678
239	Leidos Holdings, Inc.	12,042
90	Western Union Co. (The)	1,744

		37,729

	Semiconductors & Semiconductor Equipment — 3.5%
192	Lam Research Corp.	15,876
582	QUALCOMM, Inc.	29,784
672	Teradyne, Inc.	14,502

		60,162

	Software — 2.4%
254	Microsoft Corp.	14,007
725	Nuance Communications, Inc. (a)	13,554
379	Take-Two Interactive Software, Inc. (a)	14,288

		41,849

	Technology Hardware, Storage & Peripherals — 1.9%
301	Apple, Inc.	32,773

	Total Information Technology	219,974

	Materials — 3.2%
	Chemicals — 1.8%
372	LyondellBasell Industries N.V., Class A	31,845

	Containers & Packaging — 0.6%
221	Sealed Air Corp.	10,610

	Metals & Mining — 0.8%
575	Steel Dynamics, Inc.	12,952

	Total Materials	55,407

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
496	AT&T, Inc.	19,413
407	CenturyLink, Inc.	13,002
207	Verizon Communications, Inc.	11,168

	Total Telecommunication Services	43,583

	Utilities — 6.6%
	Electric Utilities — 4.1%
490	American Electric Power Co., Inc.	32,510
189	Entergy Corp.	14,984
97	FirstEnergy Corp.	3,478
161	NextEra Energy, Inc.	19,041

		70,013

	Gas Utilities — 0.8%
360	UGI Corp.	14,486

	Multi-Utilities — 1.7%
325	Public Service Enterprise Group, Inc.	15,301
199	SCANA Corp.	13,939

		29,240

	Total Utilities	113,739

	Total Common Stocks (Cost $1,495,162)	1,690,230

Short-Term Investment — 1.9%
	Investment Company — 1.9%
32,486	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $32,486)	32,486

	Total Investments — 99.9% (Cost $1,527,648)	1,722,716
	Other Assets in Excess of Liabilities — 0.1%	1,997

	NET ASSETS — 100.0%	$1,724,713

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
280	E-mini S&P 500	06/17/16	USD	$28,721	$433

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,581
Aggregate gross unrealized depreciation	(60,513)

Net unrealized appreciation/depreciation	$195,068

Federal income tax cost of investments	$1,527,648

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,722,716	$—	$—	$1,722,716

Appreciation in Other Financial Instruments
Futures Contracts	$433	$—	$—	$433

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 20.4%
	Automobiles — 0.3%
35	Tesla Motors, Inc. (a)	7,996

	Distributors — 0.5%
133	Genuine Parts Co.	13,175

	Hotels, Restaurants & Leisure — 3.1%
414	Aramark	13,718
18	Chipotle Mexican Grill, Inc. (a)	8,383
1,193	Hilton Worldwide Holdings, Inc.	26,876
115	Marriott International, Inc., Class A	8,201
300	Norwegian Cruise Line Holdings Ltd. (a)	16,592

		73,770

	Household Durables — 3.3%
293	Jarden Corp. (a)	17,253
272	Mohawk Industries, Inc. (a)	51,956
283	Toll Brothers, Inc. (a)	8,349

		77,558

	Internet & Catalog Retail — 1.7%
134	Expedia, Inc.	14,493
98	Netflix, Inc. (a)	10,049
112	TripAdvisor, Inc. (a)	7,455
173	Wayfair, Inc., Class A (a)	7,477

		39,474

	Media — 1.3%
148	CBS Corp. (Non-Voting), Class B	8,142
219	DISH Network Corp., Class A (a)	10,142
355	TEGNA, Inc.	8,336
221	Time, Inc.	3,412

		30,032

	Multiline Retail — 2.3%
330	Dollar General Corp.	28,282
339	Kohl’s Corp.	15,782
170	Nordstrom, Inc.	9,714

		53,778

	Specialty Retail — 6.3%
17	AutoZone, Inc. (a)	13,186
209	Bed Bath & Beyond, Inc. (a)	10,393
350	Best Buy Co., Inc.	11,358
434	Gap, Inc. (The)	12,771
165	L Brands, Inc.	14,462
70	O’Reilly Automotive, Inc. (a)	19,156
318	Ross Stores, Inc.	18,383
204	Sally Beauty Holdings, Inc. (a)	6,615
157	Tiffany & Co.	11,508
133	Tractor Supply Co.	12,067
97	Ulta Salon Cosmetics & Fragrance, Inc. (a)	18,851

		148,750

	Textiles, Apparel & Luxury Goods — 1.6%
387	Gildan Activewear, Inc., (Canada)	11,819
121	PVH Corp.	12,014
206	V.F. Corp.	13,337

		37,170

	Total Consumer Discretionary	481,703

	Consumer Staples — 3.9%
	Beverages — 1.6%
67	Constellation Brands, Inc., Class A	10,165
150	Dr. Pepper Snapple Group, Inc.	13,388
101	Monster Beverage Corp. (a)	13,472

		37,025

	Food & Staples Retailing — 1.4%
392	Kroger Co. (The)	15,001
699	Rite Aid Corp. (a)	5,699
399	Sprouts Farmers Market, Inc. (a)	11,596

		32,296

	Food Products — 0.3%
44	Hershey Co. (The)	4,078
47	TreeHouse Foods, Inc. (a)	4,108

		8,186

	Household Products — 0.2%
122	Energizer Holdings, Inc.	4,935

	Personal Products — 0.4%
123	Edgewell Personal Care Co.	9,922

	Total Consumer Staples	92,364

	Energy — 4.1%
	Oil, Gas & Consumable Fuels — 4.1%
910	Columbia Pipeline Group, Inc.	22,850
164	Concho Resources, Inc. (a)	16,611
601	Energen Corp.	21,981
307	EQT Corp.	20,672
231	PBF Energy, Inc., Class A	7,685
152	Range Resources Corp.	4,922
328	Southwestern Energy Co. (a)	2,651

	Total Energy	97,372

	Financials — 20.7%
	Banks — 4.2%
420	Citizens Financial Group, Inc.	8,805

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
279	East West Bancorp, Inc.	9,062
894	Fifth Third Bancorp	14,928
139	First Republic Bank	9,251
476	Huntington Bancshares, Inc.	4,542
170	M&T Bank Corp.	18,893
123	Signature Bank (a)	16,688
399	SunTrust Banks, Inc.	14,396
128	Zions Bancorporation	3,101

		99,666

	Capital Markets — 4.3%
106	Affiliated Managers Group, Inc. (a)	17,149
73	Ameriprise Financial, Inc.	6,848
312	Invesco Ltd.	9,594
304	Lazard Ltd., (Bermuda), Class A	11,807
138	Legg Mason, Inc.	4,786
115	Northern Trust Corp.	7,481
222	Oaktree Capital Group LLC	10,951
125	Raymond James Financial, Inc.	5,969
183	T. Rowe Price Group, Inc.	13,461
417	TD Ameritrade Holding Corp.	13,151

		101,197

	Consumer Finance — 0.3%
395	Ally Financial, Inc. (a)	7,401

	Diversified Financial Services — 1.2%
272	McGraw Hill Financial, Inc.	26,923

	Insurance — 4.0%
14	Alleghany Corp. (a)	6,925
47	Chubb Ltd., (Switzerland)	5,632
324	Hartford Financial Services Group, Inc. (The)	14,929
494	Loews Corp.	18,884
263	Marsh & McLennan Cos., Inc.	16,002
163	Progressive Corp. (The)	5,738
329	Unum Group	10,167
62	W.R. Berkley Corp.	3,502
353	XL Group plc, (Ireland)	12,987

		94,766

	Real Estate Investment Trusts (REITs) — 5.7%
206	American Campus Communities, Inc.	9,709
363	American Homes 4 Rent, Class A	5,770
72	AvalonBay Communities, Inc.	13,721
86	Boston Properties, Inc.	10,958
416	Brixmor Property Group, Inc.	10,666
18	Essex Property Trust, Inc.	4,212
286	General Growth Properties, Inc.	8,496
187	HCP, Inc.	6,096
492	Kimco Realty Corp.	14,148
34	LaSalle Hotel Properties	871
305	Outfront Media, Inc.	6,429
293	Rayonier, Inc.	7,223
120	Regency Centers Corp.	8,999
133	Vornado Realty Trust	12,604
309	Weyerhaeuser Co.	9,561
76	WP Carey, Inc.	4,756

		134,219

	Real Estate Management & Development — 1.0%
781	CBRE Group, Inc., Class A (a)	22,517

	Total Financials	486,689

	Health Care — 9.0%
	Biotechnology — 1.2%
130	BioMarin Pharmaceutical, Inc. (a)	10,747
37	Intercept Pharmaceuticals, Inc. (a)	4,779
138	Kite Pharma, Inc. (a)	6,331
87	Vertex Pharmaceuticals, Inc. (a)	6,884

		28,741

	Health Care Equipment & Supplies — 1.1%
278	Dentsply Sirona, Inc.	17,147
90	Edwards Lifesciences Corp. (a)	7,957

		25,104

	Health Care Providers & Services — 5.0%
270	Acadia Healthcare Co., Inc. (a)	14,874
150	AmerisourceBergen Corp.	12,981
146	Centene Corp. (a)	8,971
91	Cigna Corp.	12,438
554	Envision Healthcare Holdings, Inc. (a)	11,295
58	Henry Schein, Inc. (a)	9,952
168	Humana, Inc.	30,777
245	Premier, Inc., Class A (a)	8,177
66	Universal Health Services, Inc., Class B	8,212

		117,677

	Health Care Technology — 0.6%
339	Inovalon Holdings, Inc., Class A (a)	6,272
346	Veeva Systems, Inc., Class A (a)	8,661

		14,933

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 0.6%
84	Illumina, Inc. (a)	13,695

	Pharmaceuticals — 0.5%
90	Jazz Pharmaceuticals plc, (Ireland) (a)	11,763

	Total Health Care	211,913

	Industrials — 14.9%
	Airlines — 1.1%
246	Delta Air Lines, Inc.	11,980
315	Southwest Airlines Co.	14,103

		26,083

	Building Products — 2.6%
110	A.O. Smith Corp.	8,417
570	Fortune Brands Home & Security, Inc.	31,949
154	Lennox International, Inc.	20,847

		61,213

	Commercial Services & Supplies — 1.8%
140	Stericycle, Inc. (a)	17,699
390	Waste Connections, Inc.	25,177

		42,876

	Electrical Equipment — 2.7%
112	Acuity Brands, Inc.	24,410
219	AMETEK, Inc.	10,936
125	Hubbell, Inc.	13,247
174	Regal Beloit Corp.	10,983
120	SolarCity Corp. (a)	2,957

		62,533

	Industrial Conglomerates — 1.4%
337	Carlisle Cos., Inc.	33,545

	Machinery — 2.3%
158	IDEX Corp.	13,134
143	Middleby Corp. (The) (a)	15,289
345	Rexnord Corp. (a)	6,972
73	Snap-on, Inc.	11,431
76	WABCO Holdings, Inc. (a)	8,158

		54,984

	Professional Services — 0.7%
146	Equifax, Inc.	16,696

	Road & Rail — 0.4%
129	Old Dominion Freight Line, Inc. (a)	8,967

	Trading Companies & Distributors — 1.9%
592	HD Supply Holdings, Inc. (a)	19,568
156	MSC Industrial Direct Co., Inc., Class A	11,885
91	Watsco, Inc.	12,322

		43,775

	Total Industrials	350,672

	Information Technology — 15.8%
	Communications Equipment — 2.1%
161	Arista Networks, Inc. (a)	10,159
278	CommScope Holding Co., Inc. (a)	7,749
276	Harris Corp.	21,505
65	Palo Alto Networks, Inc. (a)	10,581

		49,994

	Electronic Equipment, Instruments & Components — 3.0%
614	Amphenol Corp., Class A	35,514
311	Arrow Electronics, Inc. (a)	20,007
181	FLIR Systems, Inc.	5,974
286	VeriFone Systems, Inc. (a)	8,074

		69,569

	Internet Software & Services — 0.6%
68	CoStar Group, Inc. (a)	12,701
212	Match Group, Inc. (a)	2,346

		15,047

	IT Services — 2.6%
28	Alliance Data Systems Corp. (a)	6,072
158	Gartner, Inc. (a)	14,126
179	Jack Henry & Associates, Inc.	15,154
242	Sabre Corp.	6,987
364	Vantiv, Inc., Class A (a)	19,596

		61,935

	Semiconductors & Semiconductor Equipment — 3.1%
197	Analog Devices, Inc.	11,680
75	Broadcom Ltd., (Singapore)	11,510
122	Cavium, Inc. (a)	7,437
132	KLA-Tencor Corp.	9,577
133	Lam Research Corp.	10,994
203	NXP Semiconductors N.V., (Netherlands) (a)	16,425
111	Xilinx, Inc.	5,287

		72,910

	Software — 4.4%
225	Atlassian Corp. plc, (United Kingdom), Class A (a)	5,659
417	Electronic Arts, Inc. (a)	27,535
151	Guidewire Software, Inc. (a)	8,205

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
202	Mobileye N.V., (Israel) (a)	7,547
197	ServiceNow, Inc. (a)	12,022
184	Splunk, Inc. (a)	8,988
383	Synopsys, Inc. (a)	18,553
133	Tableau Software, Inc., Class A (a)	6,091
120	Workday, Inc., Class A (a)	9,252

		103,852

	Total Information Technology	373,307

	Materials — 4.7%
	Chemicals — 1.9%
19	Airgas, Inc.	2,627
69	Albemarle Corp.	4,421
97	PPG Industries, Inc.	10,770
90	Sherwin-Williams Co. (The)	25,595

		43,413

	Construction Materials — 1.1%
181	Eagle Materials, Inc.	12,676
132	Vulcan Materials Co.	13,946

		26,622

	Containers & Packaging — 1.7%
173	Ball Corp.	12,363
254	Silgan Holdings, Inc.	13,498
351	WestRock Co.	13,703

		39,564

	Total Materials	109,599

	Utilities — 4.7%
	Electric Utilities — 1.8%
165	Edison International	11,888
309	Westar Energy, Inc.	15,315
351	Xcel Energy, Inc.	14,691

		41,894

	Gas Utilities — 1.0%
200	National Fuel Gas Co.	10,028
544	Questar Corp.	13,483

		23,511

	Multi-Utilities — 1.9%
664	CenterPoint Energy, Inc.	13,882
335	CMS Energy Corp.	14,236
58	Sempra Energy	6,045
198	WEC Energy Group, Inc.	11,882

		46,045

	Total Utilities	111,450

	Total Common Stocks (Cost $1,764,630)	2,315,069

Short-Term Investment — 1.7%
	Investment Company — 1.7%
39,471	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $39,471)	39,471

	Total Investments — 99.9% (Cost $1,804,101)	2,354,540
	Other Assets in Excess of Liabilities — 0.1%	3,495

	NET ASSETS — 100.0%	$2,358,035

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$616,446
Aggregate gross unrealized depreciation	(66,007)

Net unrealized appreciation/depreciation	$550,439

Federal income tax cost of investments	$1,804,101

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,354,540	$—	$—	$2,354,540

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 10.8%
	Auto Components — 2.1%
37	American Axle & Manufacturing Holdings, Inc. (a)	577
47	Cooper Tire & Rubber Co.	1,725
4	Dana Holding Corp.	57
4	Horizon Global Corp. (a)	52
2	Stoneridge, Inc. (a)	33
43	Tower International, Inc.	1,174

		3,618

	Diversified Consumer Services — 0.2%
2	Capella Education Co.	106
24	K12, Inc. (a)	238

		344

	Hotels, Restaurants & Leisure — 1.8%
103	Bloomin’ Brands, Inc.	1,732
21	Carrols Restaurant Group, Inc. (a)	308
21	Isle of Capri Casinos, Inc. (a)	297
41	Krispy Kreme Doughnuts, Inc. (a)	633

		2,970

	Household Durables — 1.2%
16	Helen of Troy Ltd. (a)	1,637
3	Libbey, Inc.	58
9	Lifetime Brands, Inc.	134
2	NACCO Industries, Inc., Class A	122

		1,951

	Leisure Products — 0.2%
15	Nautilus, Inc. (a)	293

	Media — 1.0%
68	Gray Television, Inc. (a)	796
4	Nexstar Broadcasting Group, Inc., Class A	169
26	Sinclair Broadcast Group, Inc., Class A	787

		1,752

	Specialty Retail — 4.2%
6	Abercrombie & Fitch Co., Class A	189
31	Caleres, Inc.	877
27	Cato Corp. (The), Class A	1,056
20	Children’s Place, Inc. (The)	1,678
21	Express, Inc. (a)	444
11	Kirkland’s, Inc.	200
170	Office Depot, Inc. (a)	1,211
7	Outerwall, Inc.	259
166	Pier 1 Imports, Inc.	1,162
16	Tilly’s, Inc., Class A (a)	104

		7,180

	Textiles, Apparel & Luxury Goods — 0.1%
11	Perry Ellis International, Inc. (a)	193

	Total Consumer Discretionary	18,301

	Consumer Staples — 2.8%
	Food & Staples Retailing — 1.1%
17	Smart & Final Stores, Inc. (a)	282
43	SpartanNash Co.	1,306
44	SUPERVALU, Inc. (a)	252
4	Village Super Market, Inc., Class A	86

		1,926

	Food Products — 1.3%
28	Dean Foods Co.	492
32	Pilgrim’s Pride Corp. (a)	802
12	Pinnacle Foods, Inc.	524
4	Sanderson Farms, Inc.	343

		2,161

	Household Products — 0.1%
6	Central Garden & Pet Co., Class A (a)	101

	Personal Products — 0.3%
5	USANA Health Sciences, Inc. (a)	581

	Total Consumer Staples	4,769

	Energy — 3.5%
	Energy Equipment & Services — 1.4%
35	Archrock, Inc.	281
68	Atwood Oceanics, Inc.	628
72	Helix Energy Solutions Group, Inc. (a)	402
15	Matrix Service Co. (a)	273
8	PHI, Inc. (a)	142
4	Pioneer Energy Services Corp. (a)	8
40	RigNet, Inc. (a)	551
15	Superior Energy Services, Inc.	197

		2,482

	Oil, Gas & Consumable Fuels — 2.1%
44	Abraxas Petroleum Corp. (a)	45
108	Bill Barrett Corp. (a)	672
17	Callon Petroleum Co. (a)	147
9	Carrizo Oil & Gas, Inc. (a)	284
70	Delek U.S. Holdings, Inc.	1,072
87	Eclipse Resources Corp. (a)	126
35	Green Plains, Inc.	566
11	Jones Energy, Inc., Class A (a)	35
31	Renewable Energy Group, Inc. (a)	294
1	REX American Resources Corp. (a)	73
21	Stone Energy Corp. (a)	16
11	TransAtlantic Petroleum Ltd. (a)	8
3	World Fuel Services Corp.	167

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
		3,505

	Total Energy	5,987

	Financials — 24.6%
	Banks — 9.1%
17	Banc of California, Inc.	302
15	BBCN Bancorp, Inc.	233
9	Cathay General Bancorp	253
2	Community Trust Bancorp, Inc.	67
4	CU Bancorp (a)	80
21	Customers Bancorp, Inc. (a)	499
52	East West Bancorp, Inc.	1,681
30	Fidelity Southern Corp.	488
5	Financial Institutions, Inc.	160
5	First Business Financial Services, Inc.	124
26	First Commonwealth Financial Corp.	231
7	First Community Bancshares, Inc.	131
6	First Financial Bancorp	101
5	First Merchants Corp.	120
11	First NBC Bank Holding Co. (a)	218
6	Franklin Financial Network, Inc. (a)	157
57	Fulton Financial Corp.	765
38	Hanmi Financial Corp.	832
15	Hilltop Holdings, Inc. (a)	291
151	Huntington Bancshares, Inc.	1,440
1	IBERIABANK Corp.	68
5	MainSource Financial Group, Inc.	100
4	NBT Bancorp, Inc.	96
28	PacWest Bancorp	1,034
57	Popular, Inc., (Puerto Rico)	1,627
12	Preferred Bank	359
6	PrivateBancorp, Inc.	222
6	Sierra Bancorp	115
13	Southwest Bancorp, Inc.	197
2	Stonegate Bank	72
2	SVB Financial Group (a)	164
133	TCF Financial Corp.	1,628
18	TriCo Bancshares	447
17	TriState Capital Holdings, Inc. (a)	214
7	Triumph Bancorp, Inc. (a)	109
2	West Bancorporation, Inc.	40
75	Wilshire Bancorp, Inc.	768

		15,433

	Capital Markets — 1.2%
4	Arlington Asset Investment Corp., Class A	48
75	BGC Partners, Inc., Class A	678
4	Evercore Partners, Inc., Class A	189
6	Houlihan Lokey, Inc.	137
16	INTL. FCStone, Inc. (a)	433
1	Oppenheimer Holdings, Inc., Class A	21
5	Piper Jaffray Cos. (a)	229
5	Stifel Financial Corp. (a)	155
9	Virtu Financial, Inc., Class A	203

		2,093

	Consumer Finance — 0.5%
20	Cash America International, Inc.	763
2	Encore Capital Group, Inc. (a)	45

		808

	Insurance — 2.5%
21	American Equity Investment Life Holding Co.	355
8	Aspen Insurance Holdings Ltd., (Bermuda)	400
13	Atlas Financial Holdings, Inc. (a)	234
57	CNO Financial Group, Inc.	1,029
4	First American Financial Corp.	168
7	HCI Group, Inc.	235
2	Horace Mann Educators Corp.	61
23	Maiden Holdings Ltd., (Bermuda)	292
4	National General Holdings Corp.	85
4	Selective Insurance Group, Inc.	151
23	Stewart Information Services Corp.	848
5	United Fire Group, Inc.	201
12	Universal Insurance Holdings, Inc.	217
1	Validus Holdings Ltd., (Bermuda)	64

		4,340

	Real Estate Investment Trusts (REITs) — 9.3%
1	Agree Realty Corp.	50
13	American Assets Trust, Inc.	536
5	American Campus Communities, Inc.	239
11	Armada Hoffler Properties, Inc.	124
18	Ashford Hospitality Prime, Inc.	215
202	Ashford Hospitality Trust, Inc.	1,291
22	Bluerock Residential Growth REIT, Inc.	244
163	Capstead Mortgage Corp.	1,616
10	Chatham Lodging Trust	222
9	Chesapeake Lodging Trust	237
11	CoreSite Realty Corp.	768
26	Cousins Properties, Inc.	271
8	DCT Industrial Trust, Inc.	327
11	DDR Corp.	195
19	DiamondRock Hospitality Co.	188

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Real Estate Investment Trusts (REITs) — continued
11		Easterly Government Properties, Inc.	206
9		Education Realty Trust, Inc.	372
52		First Industrial Realty Trust, Inc.	1,188
4		Franklin Street Properties Corp.	39
23		GEO Group, Inc. (The)	793
6		Government Properties Income Trust	109
33		Gramercy Property Trust	277
7		Hudson Pacific Properties, Inc.	191
53		InfraREIT, Inc.	895
1		Mid-America Apartment Communities, Inc.	137
22		Orchid Island Capital, Inc.	227
4		Parkway Properties, Inc.	59
5		PS Business Parks, Inc.	472
33		RAIT Financial Trust	103
3		Ramco-Gershenson Properties Trust	61
25		Redwood Trust, Inc.	327
62		Retail Opportunity Investments Corp.	1,239
24		RLJ Lodging Trust	552
10		Silver Bay Realty Trust Corp.	153
70		Summit Hotel Properties, Inc.	840
2		Sun Communities, Inc.	115
43		Sunstone Hotel Investors, Inc.	600
26		Xenia Hotels & Resorts, Inc.	398

			15,876

		Real Estate Management & Development — 0.2%
10		Alexander & Baldwin, Inc.	365

		Thrifts & Mortgage Finance — 1.8%
21		Dime Community Bancshares, Inc.	372
41		Flagstar Bancorp, Inc. (a)	881
47		HomeStreet, Inc. (a)	970
8		Meta Financial Group, Inc.	379
10		PennyMac Financial Services, Inc., Class A (a)	115
10		Walker & Dunlop, Inc. (a)	237
2		Washington Federal, Inc.	45

			2,999

		Total Financials	41,914

		Health Care — 13.4%
		Biotechnology — 4.8%
3		Acceleron Pharma, Inc. (a)	82
40		Achillion Pharmaceuticals, Inc. (a)	310
12		Acorda Therapeutics, Inc. (a)	312
1		Adamas Pharmaceuticals, Inc. (a)	10
9		Aduro Biotech, Inc. (a)	115
–	(h)	Agios Pharmaceuticals, Inc. (a)	16
14		AMAG Pharmaceuticals, Inc. (a)	318
24		Amicus Therapeutics, Inc. (a)	204
3		Anacor Pharmaceuticals, Inc. (a)	182
17		Applied Genetic Technologies Corp. (a)	233
36		ARIAD Pharmaceuticals, Inc. (a)	231
20		aTyr Pharma, Inc. (a)	80
1		Avalanche Biotechnologies, Inc. (a)	6
15		Bellicum Pharmaceuticals, Inc. (a)	141
5		Bluebird Bio, Inc. (a)	213
4		Blueprint Medicines Corp. (a)	69
45		Cara Therapeutics, Inc. (a)	282
70		Catalyst Pharmaceuticals, Inc. (a)	82
30		Celldex Therapeutics, Inc. (a)	113
8		Chiasma, Inc. (a)	75
10		Clovis Oncology, Inc. (a)	196
11		Coherus Biosciences, Inc. (a)	236
6		Dicerna Pharmaceuticals, Inc. (a)	31
16		Dimension Therapeutics, Inc. (a)	126
8		Dynavax Technologies Corp. (a)	150
10		Editas Medicine, Inc. (a)	335
16		Epizyme, Inc. (a)	198
13		Esperion Therapeutics, Inc. (a)	213
4		FibroGen, Inc. (a)	87
16		Genocea Biosciences, Inc. (a)	122
11		Global Blood Therapeutics, Inc. (a)	168
3		Heron Therapeutics, Inc. (a)	59
2		Immune Design Corp. (a)	27
33		Infinity Pharmaceuticals, Inc. (a)	174
22		Insmed, Inc. (a)	278
12		Karyopharm Therapeutics, Inc. (a)	104
8		MacroGenics, Inc. (a)	146
10		Neurocrine Biosciences, Inc. (a)	403
17		Nivalis Therapeutics, Inc. (a)	69
56		Oncothyreon, Inc. (a)	71
6		Ophthotech Corp. (a)	237
4		Puma Biotechnology, Inc. (a)	115
40		Raptor Pharmaceutical Corp. (a)	183
1		Sage Therapeutics, Inc. (a)	26
1		Seres Therapeutics, Inc. (a)	37
3		Spark Therapeutics, Inc. (a)	74
68		Synergy Pharmaceuticals, Inc. (a)	187
159		Threshold Pharmaceuticals, Inc. (a)	73
6		Ultragenyx Pharmaceutical, Inc. (a)	405

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
24	Vitae Pharmaceuticals, Inc. (a)	156
13	Voyager Therapeutics, Inc. (a)	116
7	Xencor, Inc. (a)	99
43	Zafgen, Inc. (a)	284

		8,259

	Health Care Equipment & Supplies — 3.5%
14	AngioDynamics, Inc. (a)	170
9	Cynosure, Inc., Class A (a)	412
24	Greatbatch, Inc. (a)	854
46	HeartWare International, Inc. (a)	1,437
4	ICU Medical, Inc. (a)	390
17	Inogen, Inc. (a)	776
16	Insulet Corp. (a)	521
13	NuVasive, Inc. (a)	652
8	Nuvectra Corp. (a)	43
56	OraSure Technologies, Inc. (a)	406
1	Penumbra, Inc. (a)	58
33	Sientra, Inc. (a)	228

		5,947

	Health Care Providers & Services — 4.1%
15	Amsurg Corp. (a)	1,153
13	Civitas Solutions, Inc. (a)	232
106	Cross Country Healthcare, Inc. (a)	1,238
31	Kindred Healthcare, Inc.	387
27	Molina Healthcare, Inc. (a)	1,756
12	Owens & Minor, Inc.	466
38	PharMerica Corp. (a)	835
5	RadNet, Inc. (a)	26
14	Surgical Care Affiliates, Inc. (a)	642
6	Teladoc, Inc. (a)	58
1	WellCare Health Plans, Inc. (a)	126

		6,919

	Life Sciences Tools & Services — 0.1%
4	Cambrex Corp. (a)	168

	Pharmaceuticals — 0.9%
10	Amphastar Pharmaceuticals, Inc. (a)	125
15	Flex Pharma, Inc. (a)	162
25	Foamix Pharmaceuticals Ltd., (Israel) (a)	164
4	Intra-Cellular Therapies, Inc. (a)	117
11	Medicines Co. (The) (a)	356
9	Pacira Pharmaceuticals, Inc. (a)	498
9	Revance Therapeutics, Inc. (a)	150

		1,572

	Total Health Care	22,865

	Industrials — 16.0%
	Aerospace & Defense — 1.9%
18	AAR Corp.	430
20	Cubic Corp.	785
15	Engility Holdings, Inc. (a)	273
4	Moog, Inc., Class A (a)	169
69	Vectrus, Inc. (a)	1,567

		3,224

	Air Freight & Logistics — 0.4%
13	Atlas Air Worldwide Holdings, Inc. (a)	548
4	Park-Ohio Holdings Corp.	181

		729

	Airlines — 1.7%
13	Alaska Air Group, Inc.	1,025
39	Hawaiian Holdings, Inc. (a)	1,864

		2,889

	Building Products — 1.3%
22	American Woodmark Corp. (a)	1,617
6	Universal Forest Products, Inc.	489

		2,106

	Commercial Services & Supplies — 3.0%
16	ABM Industries, Inc.	513
163	ACCO Brands Corp. (a)	1,466
29	Essendant, Inc.	942
3	Herman Miller, Inc.	92
19	Interface, Inc.	343
13	Kimball International, Inc., Class B	153
44	Quad/Graphics, Inc.	570
34	Steelcase, Inc., Class A	502
4	Viad Corp.	126
1	VSE Corp.	55
18	West Corp.	400

		5,162

	Construction & Engineering — 0.9%
14	Argan, Inc.	488
16	EMCOR Group, Inc.	802
15	Tutor Perini Corp. (a)	227

		1,517

	Electrical Equipment — 1.4%
8	EnerSys	459
133	General Cable Corp.	1,629
4	Regal Beloit Corp.	242

		2,330

	Machinery — 2.7%
7	Barnes Group, Inc.	230
6	Columbus McKinnon Corp.	87
18	Federal Signal Corp.	236
21	FreightCar America, Inc.	332

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
52	Global Brass & Copper Holdings, Inc.	1,300
6	Greenbrier Cos., Inc. (The)	164
2	Hurco Cos., Inc.	76
4	Hyster-Yale Materials Handling, Inc.	293
8	Kadant, Inc.	378
119	Meritor, Inc. (a)	957
1	Standex International Corp.	96
11	TriMas Corp. (a)	192
21	Wabash National Corp. (a)	276

		4,617

	Marine — 0.1%
2	Matson, Inc.	67

	Professional Services — 1.6%
35	Barrett Business Services, Inc.	995
5	CRA International, Inc. (a)	103
14	Heidrick & Struggles International, Inc.	343
4	Insperity, Inc.	212
2	Kelly Services, Inc., Class A	41
14	RPX Corp. (a)	155
36	TrueBlue, Inc. (a)	931

		2,780

	Road & Rail — 1.0%
61	ArcBest Corp.	1,323
3	Universal Truckload Services, Inc.	49
42	YRC Worldwide, Inc. (a)	394
		1,766

	Total Industrials	27,187

	Information Technology — 19.4%
	Communications Equipment — 1.2%
23	Comtech Telecommunications Corp.	538
109	EMCORE Corp. (a)	543
309	Extreme Networks, Inc. (a)	960

		2,041

	Electronic Equipment, Instruments & Components — 3.2%
38	Benchmark Electronics, Inc. (a)	886
41	Insight Enterprises, Inc. (a)	1,184
32	Kimball Electronics, Inc. (a)	360
3	Littelfuse, Inc.	354
9	Methode Electronics, Inc.	277
73	Sanmina Corp. (a)	1,697
9	Tech Data Corp. (a)	662

		5,420

	Internet Software & Services — 2.6%
78	Blucora, Inc. (a)	404
11	Carbonite, Inc. (a)	84
10	Cornerstone OnDemand, Inc. (a)	333
61	Everyday Health, Inc. (a)	342
35	Five9, Inc. (a)	315
18	Mimecast Ltd., (United Kingdom) (a)	175
4	Q2 Holdings, Inc. (a)	85
176	RetailMeNot, Inc. (a)	1,413
7	Web.com Group, Inc. (a)	143
14	WebMD Health Corp. (a)	871
34	Xactly Corp. (a)	234

		4,399

	IT Services — 3.6%
2	Blackhawk Network Holdings, Inc. (a)	70
12	Euronet Worldwide, Inc. (a)	923
25	Everi Holdings, Inc. (a)	57
3	EVERTEC, Inc., (Puerto Rico)	38
10	ExlService Holdings, Inc. (a)	510
8	Heartland Payment Systems, Inc.	760
34	Science Applications International Corp.	1,812
16	Sykes Enterprises, Inc. (a)	481
62	Travelport Worldwide Ltd., (United Kingdom)	846
96	Unisys Corp. (a)	736

		6,233

	Semiconductors & Semiconductor Equipment — 4.1%
14	Advanced Energy Industries, Inc. (a)	471
9	Alpha & Omega Semiconductor Ltd. (a)	103
83	Amkor Technology, Inc. (a)	491
8	Brooks Automation, Inc.	81
34	Cohu, Inc.	400
111	Cypress Semiconductor Corp.	962
16	First Solar, Inc. (a)	1,122
18	FormFactor, Inc. (a)	129
74	IXYS Corp.	832
5	Nanometrics, Inc. (a)	82
16	NeoPhotonics Corp. (a)	227
12	PDF Solutions, Inc. (a)	163
5	Qorvo, Inc. (a)	239
91	Sigma Designs, Inc. (a)	616
91	Ultra Clean Holdings, Inc. (a)	486
89	Xcerra Corp. (a)	581

		6,985

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 4.7%
62	AVG Technologies N.V., (Netherlands) (a)	1,296
42	Pegasystems, Inc.	1,068
10	PTC, Inc. (a)	337
22	Qlik Technologies, Inc. (a)	646
10	Rapid7, Inc. (a)	129
48	RingCentral, Inc., Class A (a)	754
81	Rovi Corp. (a)	1,671
55	Take-Two Interactive Software, Inc. (a)	2,081

		7,982

	Total Information Technology	33,060

	Materials — 3.5%
	Chemicals — 1.6%
16	A Schulman, Inc.	430
23	FutureFuel Corp.	270
20	Innophos Holdings, Inc.	621
1	Innospec, Inc.	55
14	Minerals Technologies, Inc.	814
16	OMNOVA Solutions, Inc. (a)	90
12	Trinseo S.A. (a)	457

		2,737

	Containers & Packaging — 0.9%
4	AEP Industries, Inc.	244
55	Graphic Packaging Holding Co.	702
16	WestRock Co.	610

		1,556

	Metals & Mining — 0.4%
29	Commercial Metals Co.	487
5	Worthington Industries, Inc.	173

		660

	Paper & Forest Products — 0.6%
15	Boise Cascade Co. (a)	315
22	Schweitzer-Mauduit International, Inc.	700

		1,015

	Total Materials	5,968

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
10	8x8, Inc. (a)	101
8	IDT Corp., Class B	128
72	Inteliquent, Inc.	1,163
22	Ooma, Inc. (a)	131

	Total Telecommunication Services	1,523

	Utilities — 4.3%
	Electric Utilities — 2.0%
2	El Paso Electric Co.	72
8	IDACORP, Inc.	561
4	MGE Energy, Inc.	202
49	Portland General Electric Co.	1,930
22	Spark Energy, Inc., Class A	398
3	Westar Energy, Inc.	132

		3,295

	Gas Utilities — 0.7%
1	AGL Resources, Inc.	40
26	New Jersey Resources Corp.	931
4	Southwest Gas Corp.	243

		1,214

	Independent Power & Renewable Electricity Producers — 1.5%
119	Atlantic Power Corp.	293
18	Dynegy, Inc. (a)	257
207	Talen Energy Corp. (a)	1,866
74	TerraForm Global, Inc., Class A (a)	176

		2,592

	Water Utilities — 0.1%
5	American States Water Co.	199

	Total Utilities	7,300

	Total Common Stocks (Cost $139,119)	168,874

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
2	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
589	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $589)	589

	Total Investments — 99.5% (Cost $139,708)	169,463
	Other Assets in Excess of Liabilities — 0.5%	803

	NET ASSETS — 100.0%	$170,266

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini Russell 2000	06/17/16	USD	$1,664	$78

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,029
Aggregate gross unrealized depreciation	(13,274)

Net unrealized appreciation/depreciation	$29,755

Federal income tax cost of investments	$139,708

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,301	$—	$—		$18,301
Consumer Staples	4,769	—	—		4,769
Energy	5,987	—	—		5,987
Financials	41,914	—	—		41,914
Health Care	22,865	—	—		22,865
Industrials	27,187	—	—		27,187
Information Technology	33,060	—	—		33,060
Materials	5,968	—	—		5,968
Telecommunication Services	1,523	—	—		1,523
Utilities	7,300	—	—		7,300

Total Common Stocks	168,874	—	—		168,874

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	589	—	—		589

Total Investments in Securities	$169,463	$—	$—	(a)	169,463

Appreciation in Other Financial Instruments
Futures Contracts	$78	$—	$—		$78

(a)	Value is zero.

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2016.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
	Consumer Discretionary — 15.0%
	Auto Components — 1.3%
1,412	Dana Holding Corp.	19,890
308	Drew Industries, Inc.	19,884

		39,774

	Distributors — 1.7%
585	Pool Corp.	51,342

	Diversified Consumer Services — 1.2%
907	ServiceMaster Global Holdings, Inc. (a)	34,192

	Hotels, Restaurants & Leisure — 3.7%
1,013	Brinker International, Inc.	46,568
611	Monarch Casino & Resort, Inc. (a)	11,882
531	Papa John’s International, Inc.	28,773
619	Zoe’s Kitchen, Inc. (a)	24,120

		111,343

	Household Durables — 0.3%
151	Jarden Corp. (a)	8,919

	Leisure Products — 1.9%
854	Brunswick Corp.	40,955
1,000	Malibu Boats, Inc., Class A (a)	16,402

		57,357

	Media — 2.2%
963	Cinemark Holdings, Inc.	34,488
1,958	E.W. Scripps Co. (The), Class A	30,524

		65,012

	Specialty Retail — 1.7%
1,400	American Eagle Outfitters, Inc.	23,341
2,111	Chico’s FAS, Inc.	28,019

		51,360

	Textiles, Apparel & Luxury Goods — 1.0%
2,988	Crocs, Inc. (a)	28,746

	Total Consumer Discretionary	448,045

	Consumer Staples — 3.9%
	Food & Staples Retailing — 0.7%
914	Performance Food Group Co. (a)	21,343

	Food Products — 0.8%
204	J&J Snack Foods Corp.	22,130

	Household Products — 2.4%
662	Spectrum Brands Holdings, Inc.	72,392

	Total Consumer Staples	115,865

	Energy — 3.5%
	Energy Equipment & Services — 2.2%
297	Dril-Quip, Inc. (a)	17,999
2,694	Patterson-UTI Energy, Inc.	47,468

		65,467

	Oil, Gas & Consumable Fuels — 1.3%
177	Cimarex Energy Co.	17,221
2,703	Synergy Resources Corp. (a)	21,003

		38,224

	Total Energy	103,691

	Financials — 23.5%
	Banks — 9.5%
2,244	Associated Banc-Corp.	40,257
1,027	BankUnited, Inc.	35,382
1,294	First Financial Bancorp	23,533
1,926	First Horizon National Corp.	25,230
339	First Republic Bank	22,601
904	Glacier Bancorp, Inc.	22,972
1,199	Great Western Bancorp, Inc.	32,702
505	IBERIABANK Corp.	25,911
1,774	Umpqua Holdings Corp.	28,141
774	Western Alliance Bancorp (a)	25,821

		282,550

	Capital Markets — 4.6%
883	Eaton Vance Corp.	29,586
653	Greenhill & Co., Inc.	14,490
1,147	HFF, Inc., Class A	31,580
1,586	Janus Capital Group, Inc.	23,209
472	Lazard Ltd., (Bermuda), Class A	18,327
726	Moelis & Co., Class A	20,488

		137,680

	Diversified Financial Services — 1.9%
121	FactSet Research Systems, Inc.	18,297
449	Morningstar, Inc.	39,657

		57,954

	Insurance — 1.2%
733	ProAssurance Corp.	37,084

	Real Estate Investment Trusts (REITs) — 5.2%
619	EastGroup Properties, Inc.	37,381
326	Mid-America Apartment Communities, Inc.	33,341
960	National Retail Properties, Inc.	44,374
1,691	RLJ Lodging Trust	38,691

		153,787

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 1.1%
901	Realogy Holdings Corp. (a)	32,547

	Total Financials	701,602

	Health Care — 11.1%
	Health Care Equipment & Supplies — 3.4%
685	IDEXX Laboratories, Inc. (a)	53,647
692	West Pharmaceutical Services, Inc.	47,956

		101,603

	Health Care Providers & Services — 5.3%
674	Centene Corp. (a)	41,513
826	Hanger, Inc. (a)	5,368
412	HealthEquity, Inc. (a)	10,153
1,191	HealthSouth Corp.	44,825
353	Magellan Health, Inc. (a)	23,963
349	WellCare Health Plans, Inc. (a)	32,393

		158,215

	Health Care Technology — 0.8%
595	Medidata Solutions, Inc. (a)	23,018

	Pharmaceuticals — 1.6%
1,735	Catalent, Inc. (a)	46,266

	Total Health Care	329,102

	Industrials — 20.2%
	Commercial Services & Supplies — 6.3%
1,037	Brady Corp., Class A	27,839
203	G&K Services, Inc., Class A	14,841
1,103	Herman Miller, Inc.	34,065
813	KAR Auction Services, Inc.	31,002
359	US Ecology, Inc.	15,843
977	Waste Connections, Inc.	63,125

		186,715

	Electrical Equipment — 1.9%
803	Generac Holdings, Inc. (a)	29,898
443	Regal Beloit Corp.	27,931

		57,829

	Machinery — 7.6%
1,398	Allison Transmission Holdings, Inc.	37,719
954	Altra Industrial Motion Corp.	26,492
923	Douglas Dynamics, Inc.	21,144
517	RBC Bearings, Inc. (a)	37,897
1,358	Rexnord Corp. (a)	27,466
898	Toro Co. (The)	77,303

		228,021

	Road & Rail — 2.4%
1,364	Knight Transportation, Inc.	35,674
561	Landstar System, Inc.	36,239

		71,913

	Trading Companies & Distributors — 2.0%
695	Applied Industrial Technologies, Inc.	30,166
215	Watsco, Inc.	28,917

		59,083

	Total Industrials	603,561

	Information Technology — 9.9%
	Electronic Equipment, Instruments & Components — 0.8%
259	FEI Co.	23,075

	Internet Software & Services — 2.0%
872	GrubHub, Inc. (a)	21,908
652	Instructure, Inc. (a)	11,699
1,080	Q2 Holdings, Inc. (a)	25,966

		59,573

	IT Services — 1.2%
1,039	CoreLogic, Inc. (a)	36,049

	Semiconductors & Semiconductor Equipment — 0.6%
460	Cabot Microelectronics Corp.	18,801

	Software — 5.3%
375	Aspen Technology, Inc. (a)	13,562
462	Guidewire Software, Inc. (a)	25,172
532	Imperva, Inc. (a)	26,841
1,311	Monotype Imaging Holdings, Inc.	31,357
345	NetSuite, Inc. (a)	23,640
261	Splunk, Inc. (a)	12,781
184	Tyler Technologies, Inc. (a)	23,717

		157,070

	Total Information Technology	294,568

	Materials — 5.8%
	Chemicals — 0.2%
88	Quaker Chemical Corp.	7,481

	Containers & Packaging — 5.6%
896	AptarGroup, Inc.	70,231
1,054	Crown Holdings, Inc. (a)	52,268
820	Silgan Holdings, Inc.	43,611

		166,110

	Total Materials	173,591

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 2.6%
	Electric Utilities — 1.3%
1,008	Portland General Electric Co.	39,795

	Multi-Utilities — 1.3%
623	NorthWestern Corp.	38,464

	Total Utilities	78,259

	Total Common Stocks (Cost $2,091,763)	2,848,284

Short-Term Investment — 5.6%
	Investment Company — 5.6%
167,559	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $167,559)	167,559

	Total Investments — 101.1% (Cost $2,259,322)	3,015,843
	Liabilities in Excess of Other Assets — (1.1)%	(31,475)

	NET ASSETS — 100.0%	$2,984,368

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$844,843
Aggregate gross unrealized depreciation	(88,322)

Net unrealized appreciation/depreciation	$756,521

Federal income tax cost of investments	$2,259,322

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,015,843	$—	$—	$3,015,843

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 46.4%
	International Equity — 15.9%
254,996	iShares MSCI EAFE ETF	14,567,921
193,190	iShares MSCI Emerging Markets ETF	6,616,758

	Total International Equity	21,184,679

	U.S. Equity — 30.5%
29,482	iShares Russell 2000 ETF	3,261,299
30,470	iShares Russell Mid-Cap ETF	4,964,172
172,503	Vanguard S&P 500 ETF	32,527,166

	Total U.S. Equity	40,752,637

	Total Exchange Traded Funds (Cost $61,087,386)	61,937,316

Investment Companies — 52.6% (b)
	Alternative Assets — 6.1%
586,489	JPMorgan Realty Income Fund, Class R6 Shares	8,175,662

	International Equity — 17.3%
393,351	JPMorgan Emerging Economies Fund, Class R6 Shares	4,240,322
211,563	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	4,210,113
354,613	JPMorgan International Equity Fund, Class R6 Shares	4,907,846
351,374	JPMorgan International Opportunities Fund, Class R6 Shares	4,877,065
265,449	JPMorgan Intrepid International Fund, Class R6 Shares	4,836,481

	Total International Equity	23,071,827

	Money Market — 0.8%
1,047,910	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	1,047,910

	U.S. Equity — 28.4%
550,082	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	8,218,229
223,236	JPMorgan Intrepid America Fund, Class R6 Shares	7,878,004
45,676	JPMorgan Mid Cap Equity Fund, Class R6 Shares	1,951,717
745,820	JPMorgan U.S. Equity Fund, Class R6 Shares	10,195,363
125,959	JPMorgan U.S. Small Company Fund, Class R6 Shares	1,898,209
277,622	JPMorgan Value Advantage Fund, Institutional Class Shares	7,806,738

	Total U.S. Equity	37,948,260

	Total Investment Companies (Cost $72,650,363)	70,243,659

PRINCIPAL AMOUNT($)
Short-Term Investment — 0.6%
	U.S. Treasury Obligation — 0.6%
772,000	U.S. Treasury Bill, 0.306%, 06/23/16 (k) (n) (Cost $771,455)	771,631

	Total Investments — 99.6% (Cost $134,509,204)	132,952,606
	Other Assets in Excess of Liabilities — 0.4%	508,410

	NET ASSETS — 100.0%	$133,461,016

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	SPI 200	06/16/16	AUD	$387,832	$(985)
54	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	1,796,399	(49,302)
22	E-mini S&P 500	06/17/16	USD	2,256,650	78,916

	Short Futures Outstanding
(3)	Hang Seng Index	04/28/16	HKD	(402,889)	(8,805)
(6)	TOPIX Index	06/09/16	JPY	(718,043)	(16,192)
(11)	E-mini Russell 2000	06/17/16	USD	(1,220,560)	(45,302)

					$(41,670)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,279,091
Aggregate gross unrealized depreciation	(4,835,689)

Net unrealized appreciation/depreciation	$(1,556,598)

Federal income tax cost of investments	$134,509,204

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$132,180,975	$771,631	$—	$132,952,606

Appreciation in Other Financial Instruments
Futures Contracts	$78,916	$—	$—	$78,916
Depreciation in Other Financial Instruments
Futures Contracts	$(45,302)	$(75,284)	$—	$(120,586)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.5%
	Fixed Income — 2.5%
567,687	iShares TIPS Bond ETF (Cost $63,257,792)	65,079,638

Investment Companies — 97.2% (b)
	Alternative Assets — 2.5%
495,539	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,093,148
4,453,157	JPMorgan Realty Income Fund, Class R6 Shares	62,077,004

	Total Alternative Assets	66,170,152

	Fixed Income — 51.8%
62,743,386	JPMorgan Core Bond Fund, Class R6 Shares	740,999,392
16,411,502	JPMorgan Corporate Bond Fund, Class R6 Shares	163,458,557
5,613,682	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	44,516,497
353,938	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	2,852,738
7,604,792	JPMorgan Floating Rate Income Fund, Class R6 Shares	69,279,657
31,145,773	JPMorgan High Yield Fund, Class R6 Shares	214,905,832
13,026,254	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	134,040,159

	Total Fixed Income	1,370,052,832

	International Equity — 11.1%
2,273,930	JPMorgan Emerging Economies Fund, Class R6 Shares	24,512,962
1,775,794	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	35,338,297
5,905,721	JPMorgan International Equity Fund, Class R6 Shares	81,735,174
5,326,479	JPMorgan International Opportunities Fund, Class R6 Shares	73,931,533
4,374,850	JPMorgan Intrepid International Fund, Class R6 Shares	79,709,761

	Total International Equity	295,227,727

	Money Market — 9.1%
241,024,096	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	241,024,096

	U.S. Equity — 22.7%
13,117,693	JPMorgan Disciplined Equity Fund, Class R6 Shares	284,260,415
5,091,200	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	76,062,528
1,668,600	JPMorgan Intrepid America Fund, Class R6 Shares	58,884,883
1,000,576	JPMorgan Mid Cap Equity Fund, Class R6 Shares	42,754,618
238,454	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,883,037
614,397	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	7,409,627
476,517	JPMorgan Small Cap Value Fund, Class R6 Shares	12,032,054
2,503,970	JPMorgan U.S. Equity Fund, Class R6 Shares	34,229,268
2,604,506	JPMorgan Value Advantage Fund, Institutional Class Shares	73,238,720

	Total U.S. Equity	599,755,150

	Total Investment Companies (Cost $2,444,074,748)	2,572,229,957

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
10,448,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $10,430,666)	10,440,248

	Total Investments — 100.1% (Cost $2,517,763,206)	2,647,749,843
	Liabilities in Excess of Other Assets — (0.1)%	(1,792,963)

	NET ASSETS — 100.0%	$2,645,956,880

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
279	10 Year Australian Government Bond	06/15/16	AUD	$28,006,778	$205,719
779	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	25,914,713	(711,131)
47	E-mini S&P 500	06/17/16	USD	4,821,025	168,583
394	10 Year U.S. Treasury Note	06/21/16	USD	51,373,906	261,227

	Short Futures Outstanding
(73)	Euro Bund	06/08/16	EUR	(13,566,453)	(29,457)
(162)	TOPIX Index	06/09/16	JPY	(19,387,158)	(437,284)
(262)	E-mini Russell 2000	06/17/16	USD	(29,071,520)	(1,079,029)
(361)	10 Year Canadian Government Bond	06/21/16	CAD	(39,214,537)	333,286
(76)	Long Gilt	06/28/16	GBP	(13,231,769)	(8,524)

					$(1,296,610)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,692,626
Aggregate gross unrealized depreciation	(28,705,989)

Net unrealized appreciation/depreciation	$129,986,637

Federal income tax cost of investments	$2,517,763,206

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,637,309,595	$10,440,248	$—	$2,647,749,843

Appreciation in Other Financial Instruments
Futures Contracts	$968,815	$—	$—	$968,815

Depreciation in Other Financial Instruments
Futures Contracts	$(1,117,010)	$(1,148,415)	$—	$(2,265,425)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.0%
	Fixed Income — 1.0%
569,257	iShares TIPS Bond ETF (Cost $63,339,632)	65,259,623

Investment Companies — 99.0% (b)
	Alternative Assets — 3.4%
516,425	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,265,672
15,852,079	JPMorgan Realty Income Fund, Class R6 Shares	220,977,975

	Total Alternative Assets	225,243,647

	Fixed Income — 46.9%
164,207,277	JPMorgan Core Bond Fund, Class R6 Shares	1,939,287,942
43,513,826	JPMorgan Corporate Bond Fund, Class R6 Shares	433,397,711
11,479,940	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	91,035,928
621,101	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	5,006,076
7,361,441	JPMorgan Floating Rate Income Fund, Class R6 Shares	67,062,730
60,353,641	JPMorgan High Yield Fund, Class R6 Shares	416,440,124
12,418,460	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	127,785,958

	Total Fixed Income	3,080,016,469

	International Equity — 16.4%
9,465,148	JPMorgan Emerging Economies Fund, Class R6 Shares	102,034,294
6,508,874	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	129,526,594
20,776,080	JPMorgan International Equity Fund, Class R6 Shares	287,540,942
20,031,624	JPMorgan International Opportunities Fund, Class R6 Shares	278,038,946
15,426,407	JPMorgan Intrepid International Fund, Class R6 Shares	281,069,131

	Total International Equity	1,078,209,907

	Money Market — 1.5%
98,685,825	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	98,685,825

	U.S. Equity — 30.8%
31,094,755	JPMorgan Disciplined Equity Fund, Class R6 Shares	673,823,337
19,034,890	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	284,381,253
8,104,945	JPMorgan Intrepid America Fund, Class R6 Shares	286,023,499
3,277,930	JPMorgan Mid Cap Equity Fund, Class R6 Shares	140,065,962
775,089	JPMorgan Small Cap Equity Fund, Class R5 Shares	35,375,071
2,860,322	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	34,495,482
1,726,808	JPMorgan Small Cap Value Fund, Class R6 Shares	43,601,909
18,330,228	JPMorgan U.S. Equity Fund, Class R6 Shares	250,574,213
9,612,687	JPMorgan Value Advantage Fund, Institutional Class Shares	270,308,760

	Total U.S. Equity	2,018,649,486

	Total Investment Companies (Cost $6,208,354,844)	6,500,805,334

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
30,782,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $30,739,885)	30,759,659

	Total Investments — 100.5% (Cost $6,302,434,361)	6,596,824,616
	Liabilities in Excess of Other Assets — (0.5)%	(29,834,982)

	NET ASSETS — 100.0%	$6,566,989,634

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
630	10 Year Australian Government Bond	06/15/16	AUD	$63,241,111	$464,528
1,912	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	63,605,817	(1,745,473)
1,077	E-mini S&P 500	06/17/16	USD	110,473,275	3,863,320
1,022	10 Year U.S. Treasury Note	06/21/16	USD	133,259,219	642,806

	Short Futures Outstanding
(179)	Euro Bund	06/08/16	EUR	(33,265,686)	(72,231)
(397)	TOPIX Index	06/09/16	JPY	(47,510,505)	(1,071,648)
(566)	E-mini Russell 2000	06/17/16	USD	(62,803,360)	(2,331,032)
(816)	10 Year Canadian Government Bond	06/21/16	CAD	(88,640,062)	753,355
(187)	Long Gilt	06/28/16	GBP	(32,557,115)	(20,972)

					$482,653

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,099,104
Aggregate gross unrealized depreciation	(59,708,849)

Net unrealized appreciation/depreciation	$294,390,255

Federal income tax cost of investments	$6,302,434,361

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,566,064,957	$30,759,659	$—	$6,596,824,616

Appreciation in Other Financial Instruments
Futures Contracts	$5,724,009	$—	$—	$5,724,009

Depreciation in Other Financial Instruments
Futures Contracts	$(2,424,235)	$(2,817,121)	$—	$(5,241,356)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.6% (b)
	Alternative Assets — 3.8%
16,494,427	JPMorgan Realty Income Fund, Class R6 Shares	229,932,311

	Fixed Income — 37.9%
129,552,040	JPMorgan Core Bond Fund, Class R6 Shares	1,530,009,595
34,897,899	JPMorgan Corporate Bond Fund, Class R6 Shares	347,583,075
7,432,848	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	58,942,484
1,742,090	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	14,041,249
48,327,795	JPMorgan High Yield Fund, Class R6 Shares	333,461,788

	Total Fixed Income	2,284,038,191

	International Equity — 19.8%
11,553,724	JPMorgan Emerging Economies Fund, Class R6 Shares	124,549,149
7,416,816	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	147,594,644
22,176,767	JPMorgan International Equity Fund, Class R6 Shares	306,926,457
22,767,949	JPMorgan International Opportunities Fund, Class R6 Shares	316,019,138
16,614,637	JPMorgan Intrepid International Fund, Class R6 Shares	302,718,684

	Total International Equity	1,197,808,072

	Money Market — 2.2%
135,485,484	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	135,485,484

	U.S. Equity — 36.9%
33,658,387	JPMorgan Disciplined Equity Fund, Class R6 Shares	729,377,253
21,169,524	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	316,272,691
8,480,866	JPMorgan Intrepid America Fund, Class R6 Shares	299,289,763
3,960,279	JPMorgan Mid Cap Equity Fund, Class R6 Shares	169,222,733
888,947	JPMorgan Small Cap Equity Fund, Class R5 Shares	40,571,556
3,662,629	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	44,171,306
1,618,559	JPMorgan Small Cap Value Fund, Class R6 Shares	40,868,623
20,682,493	JPMorgan U.S. Equity Fund, Class R6 Shares	282,729,676
10,731,119	JPMorgan Value Advantage Fund, Institutional Class Shares	301,759,053

	Total U.S. Equity	2,224,262,654

	Total Investment Companies (Cost $5,927,497,512)	6,071,526,712

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
26,860,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $26,822,952)	26,840,569

	Total Investments — 101.1% (Cost $5,954,320,464)	6,098,367,281
	Liabilities in Excess of Other Assets — (1.1)%	(64,542,120)

	NET ASSETS — 100.0%	$6,033,825,161

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
542	10 Year Australian Government Bond	06/15/16	AUD	$54,407,432	$399,642
1,743	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	57,983,755	(1,591,195)
1,012	E-mini S&P 500	06/17/16	USD	103,805,900	3,445,368
1,125	10 Year U.S. Treasury Note	06/21/16	USD	146,689,453	1,063,337

	Short Futures Outstanding
(163)	Euro Bund	06/08/16	EUR	(30,292,217)	(65,774)
(362)	TOPIX Index	06/09/16	JPY	(43,321,922)	(977,154)
(547)	E-mini Russell 2000	06/17/16	USD	(60,695,120)	(2,252,779)
(829)	10 Year Canadian Government Bond	06/21/16	CAD	(90,052,219)	663,318
(170)	Long Gilt	06/28/16	GBP	(29,597,378)	(19,066)

					$665,697

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,807,278
Aggregate gross unrealized depreciation	(78,760,461)

Net unrealized appreciation/depreciation	$144,046,817

Federal income tax cost of investments	$5,954,320,464

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,071,526,712	$26,840,569	$—	$6,098,367,281

Appreciation in Other Financial Instruments
Futures Contracts	$5,571,665	$—	$—	$5,571,665

Depreciation in Other Financial Instruments
Futures Contracts	$(2,337,619)	$(2,568,349)	$—	$(4,905,968)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 4.3%
20,721,239	JPMorgan Realty Income Fund, Class R6 Shares	288,854,070

	Fixed Income — 28.3%
98,579,280	JPMorgan Core Bond Fund, Class R6 Shares	1,164,221,292
27,546,268	JPMorgan Corporate Bond Fund, Class R6 Shares	274,360,832
396,156	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,141,517
1,943,255	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	15,662,639
63,196,813	JPMorgan High Yield Fund, Class R6 Shares	436,058,011

	Total Fixed Income	1,893,444,291

	International Equity — 22.2%
11,069,663	JPMorgan Emerging Economies Fund, Class R6 Shares	119,330,968
8,395,864	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	167,077,698
28,652,987	JPMorgan International Equity Fund, Class R6 Shares	396,557,347
28,946,719	JPMorgan International Opportunities Fund, Class R6 Shares	401,780,465
21,749,809	JPMorgan Intrepid International Fund, Class R6 Shares	396,281,520

	Total International Equity	1,481,027,998

	Money Market — 1.0%
64,793,263	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	64,793,263

	U.S. Equity — 44.1%
47,535,218	JPMorgan Disciplined Equity Fund, Class R6 Shares	1,030,088,170
27,073,652	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	404,480,356
10,678,179	JPMorgan Intrepid America Fund, Class R6 Shares	376,832,922
5,376,956	JPMorgan Mid Cap Equity Fund, Class R6 Shares	229,757,337
1,104,379	JPMorgan Small Cap Equity Fund, Class R5 Shares	50,403,872
4,260,976	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	51,387,375
2,158,935	JPMorgan Small Cap Value Fund, Class R6 Shares	54,513,104
26,129,372	JPMorgan U.S. Equity Fund, Class R6 Shares	357,188,509
13,831,172	JPMorgan Value Advantage Fund, Institutional Class Shares	388,932,567

	Total U.S. Equity	2,943,584,212

	Total Investment Companies (Cost $6,368,846,604)	6,671,703,834

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
42,965,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $42,896,220)	42,933,120

	Total Investments — 100.5% (Cost $6,411,742,824)	6,714,636,954
	Liabilities in Excess of Other Assets — (0.5)%	(34,860,518)

	NET ASSETS — 100.0%	$6,679,776,436

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,392	10 Year Australian Government Bond	06/15/16	AUD	$139,732,741	$1,026,386
3,860	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	128,409,233	(3,523,795)
1,277	E-mini S&P 500	06/17/16	USD	130,988,275	4,580,563
1,870	10 Year U.S. Treasury Note	06/21/16	USD	243,830,469	1,297,917

	Short Futures Outstanding
(361)	Euro Bund	06/08/16	EUR	(67,088,898)	(145,672)
(801)	TOPIX Index	06/09/16	JPY	(95,858,727)	(2,162,182)
(1,227)	E-mini Russell 2000	06/17/16	USD	(136,147,920)	(5,053,309)
(1,800)	10 Year Canadian Government Bond	06/21/16	CAD	(195,529,548)	1,661,812
(377)	Long Gilt	06/28/16	GBP	(65,636,537)	(42,281)

					$(2,360,561)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,309,736
Aggregate gross unrealized depreciation	(61,415,606)

Net unrealized appreciation/depreciation	$302,894,130

Federal income tax cost of investments	$6,411,742,824

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,671,703,834	$42,933,120	$—	$6,714,636,954

Appreciation in Other Financial Instruments
Futures Contracts	$8,566,678	$—	$—	$8,566,678

Depreciation in Other Financial Instruments
Futures Contracts	$(5,241,262)	$(5,685,977)	$—	$(10,927,239)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 4.7%
15,818,726	JPMorgan Realty Income Fund, Class R6 Shares	220,513,042

	Fixed Income — 20.9%
45,323,544	JPMorgan Core Bond Fund, Class R6 Shares	535,271,053
13,483,803	JPMorgan Corporate Bond Fund, Class R6 Shares	134,298,676
265,343	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,104,173
1,063,789	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	8,574,142
42,224,493	JPMorgan High Yield Fund, Class R6 Shares	291,349,002

	Total Fixed Income	971,597,046

	International Equity — 24.7%
9,124,988	JPMorgan Emerging Economies Fund, Class R6 Shares	98,367,371
6,814,064	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	135,599,874
21,612,627	JPMorgan International Equity Fund, Class R6 Shares	299,118,758
22,009,393	JPMorgan International Opportunities Fund, Class R6 Shares	305,490,378
16,913,067	JPMorgan Intrepid International Fund, Class R6 Shares	308,156,072

	Total International Equity	1,146,732,453

	Money Market — 1.4%
63,520,727	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	63,520,727

	U.S. Equity — 48.0%
34,785,961	JPMorgan Disciplined Equity Fund, Class R6 Shares	753,811,776
20,750,414	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	310,011,186
8,444,376	JPMorgan Intrepid America Fund, Class R6 Shares	298,002,036
3,839,801	JPMorgan Mid Cap Equity Fund, Class R6 Shares	164,074,680
939,276	JPMorgan Small Cap Equity Fund, Class R5 Shares	42,868,536
3,291,946	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	39,700,866
1,631,586	JPMorgan Small Cap Value Fund, Class R6 Shares	41,197,534
20,798,673	JPMorgan U.S. Equity Fund, Class R6 Shares	284,317,866
10,636,255	JPMorgan Value Advantage Fund, Institutional Class Shares	299,091,481

	Total U.S. Equity	2,233,075,961

	Total Investment Companies (Cost $4,560,399,268)	4,635,439,229

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
40,646,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $40,590,806)	40,615,840

	Total Investments — 100.6% (Cost $4,600,990,074)	4,676,055,069
	Liabilities in Excess of Other Assets — (0.6)%	(28,716,081)

	NET ASSETS — 100.0%	$4,647,338,988

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
978	10 Year Australian Government Bond	06/15/16	AUD	$98,174,297	$721,125
2,673	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	88,921,731	(2,440,185)
922	E-mini S&P 500	06/17/16	USD	94,574,150	3,307,090
1,422	10 Year U.S. Treasury Note	06/21/16	USD	185,415,469	895,223

	Short Futures Outstanding
(250)	Euro Bund	06/08/16	EUR	(46,460,456)	(100,881)
(555)	TOPIX Index	06/09/16	JPY	(66,418,968)	(1,498,235)
(847)	E-mini Russell 2000	06/17/16	USD	(93,983,120)	(3,488,309)
(1,244)	10 Year Canadian Government Bond	06/21/16	CAD	(135,132,643)	1,148,497
(261)	Long Gilt	06/28/16	GBP	(45,440,680)	(29,271)

					$(1,484,946)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,554,978
Aggregate gross unrealized depreciation	(72,489,983)

Net unrealized appreciation/depreciation	$75,064,995

Federal income tax cost of investments	$4,600,990,074

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,635,439,229	$40,615,840	$—	$4,676,055,069

Appreciation in Other Financial Instruments
Futures Contracts	$6,071,935	$—	$—	$6,071,935

Depreciation in Other Financial Instruments
Futures Contracts	$(3,618,461)	$(3,938,420)	$—	$(7,556,881)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 5.4%
18,636,385	JPMorgan Realty Income Fund, Class R6 Shares	259,791,213

	Fixed Income — 13.9%
24,237,861	JPMorgan Core Bond Fund, Class R6 Shares	286,249,142
8,199,321	JPMorgan Corporate Bond Fund, Class R6 Shares	81,665,234
278,463	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,208,214
1,141,325	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	9,199,078
41,850,723	JPMorgan High Yield Fund, Class R6 Shares	288,769,987

	Total Fixed Income	668,091,655

	International Equity — 27.3%
10,880,905	JPMorgan Emerging Economies Fund, Class R6 Shares	117,296,156
8,194,518	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	163,070,911
24,517,776	JPMorgan International Equity Fund, Class R6 Shares	339,326,014
25,095,942	JPMorgan International Opportunities Fund, Class R6 Shares	348,331,681
18,583,733	JPMorgan Intrepid International Fund, Class R6 Shares	338,595,606

	Total International Equity	1,306,620,368

	Money Market — 1.4%
65,864,229	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	65,864,229

	U.S. Equity — 51.8%
37,723,711	JPMorgan Disciplined Equity Fund, Class R6 Shares	817,472,811
23,197,376	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	346,568,804
9,748,198	JPMorgan Intrepid America Fund, Class R6 Shares	344,013,925
3,970,726	JPMorgan Mid Cap Equity Fund, Class R6 Shares	169,669,121
1,049,941	JPMorgan Small Cap Equity Fund, Class R5 Shares	47,919,301
4,239,435	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	51,127,591
1,933,283	JPMorgan Small Cap Value Fund, Class R6 Shares	48,815,395
23,806,718	JPMorgan U.S. Equity Fund, Class R6 Shares	325,437,837
11,682,284	JPMorgan Value Advantage Fund, Institutional Class Shares	328,505,813

	Total U.S. Equity	2,479,530,598

	Total Investment Companies (Cost $4,575,069,756)	4,779,898,063

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
40,092,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $40,036,595)	40,062,751

	Total Investments — 100.6% (Cost $4,615,106,351)	4,819,960,814
	Liabilities in Excess of Other Assets — (0.6)%	(28,298,854)

	NET ASSETS — 100.0%	$4,791,661,960

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,002	10 Year Australian Government Bond	06/15/16	AUD	$100,583,481	$738,821
2,750	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	91,483,262	(2,510,457)
946	E-mini S&P 500	06/17/16	USD	97,035,950	3,393,174
1,422	10 Year U.S. Treasury Note	06/21/16	USD	185,415,469	922,176

	Short Futures Outstanding
(257)	Euro Bund	06/08/16	EUR	(47,761,349)	(103,706)
(570)	TOPIX Index	06/09/16	JPY	(68,214,075)	(1,538,675)
(863)	E-mini Russell 2000	06/17/16	USD	(95,758,480)	(3,554,201)
(1,296)	10 Year Canadian Government Bond	06/21/16	CAD	(140,781,274)	1,196,505
(268)	Long Gilt	06/28/16	GBP	(46,659,395)	(30,057)

					$(1,486,420)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,083,599
Aggregate gross unrealized depreciation	(61,229,136)

Net unrealized appreciation/depreciation	$204,854,463

Federal income tax cost of investments	$4,615,106,351

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,779,898,063	$40,062,751	$—	$4,819,960,814

Appreciation in Other Financial Instruments
Futures Contracts	$6,250,676	$—	$—	$6,250,676

Depreciation in Other Financial Instruments
Futures Contracts	$(3,687,964)	$(4,049,132)	$—	$(7,737,096)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 5.3%
10,980,530	JPMorgan Realty Income Fund, Class R6 Shares	153,068,591

	Fixed Income — 13.9%
14,506,543	JPMorgan Core Bond Fund, Class R6 Shares	171,322,269
4,966,109	JPMorgan Corporate Bond Fund, Class R6 Shares	49,462,441
162,700	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,290,210
553,093	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	4,457,930
25,065,405	JPMorgan High Yield Fund, Class R6 Shares	172,951,297

	Total Fixed Income	399,484,147

	International Equity — 27.2%
6,624,899	JPMorgan Emerging Economies Fund, Class R6 Shares	71,416,410
4,738,349	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	94,293,136
14,713,355	JPMorgan International Equity Fund, Class R6 Shares	203,632,838
14,867,776	JPMorgan International Opportunities Fund, Class R6 Shares	206,364,732
11,278,461	JPMorgan Intrepid International Fund, Class R6 Shares	205,493,568

	Total International Equity	781,200,684

	Money Market — 1.8%
50,901,954	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	50,901,954

	U.S. Equity — 51.7%
22,686,373	JPMorgan Disciplined Equity Fund, Class R6 Shares	491,613,702
14,110,268	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	210,807,402
5,643,891	JPMorgan Intrepid America Fund, Class R6 Shares	199,172,902
2,455,012	JPMorgan Mid Cap Equity Fund, Class R6 Shares	104,902,677
625,035	JPMorgan Small Cap Equity Fund, Class R5 Shares	28,526,610
2,416,283	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	29,140,375
1,098,454	JPMorgan Small Cap Value Fund, Class R6 Shares	27,735,953
14,252,205	JPMorgan U.S. Equity Fund, Class R6 Shares	194,827,646
6,928,772	JPMorgan Value Advantage Fund, Institutional Class Shares	194,837,082

	Total U.S. Equity	1,481,564,349

	Total Investment Companies (Cost $2,857,781,083)	2,866,219,725

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
24,286,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $24,252,467)	24,267,980

	Total Investments — 100.8% (Cost $2,882,033,550)	2,890,487,705
	Liabilities in Excess of Other Assets — (0.8)%	(21,618,908)

	NET ASSETS — 100.0%	$2,868,868,797

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
581	10 Year Australian Government Bond	06/15/16	AUD	$58,322,358	$428,398
1,640	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	54,557,291	(1,497,165)
625	E-mini S&P 500	06/17/16	USD	64,109,375	2,241,790
850	10 Year U.S. Treasury Note	06/21/16	USD	110,832,031	549,614

	Short Futures Outstanding
(153)	Euro Bund	06/08/16	EUR	(28,433,799)	(61,739)
(340)	TOPIX Index	06/09/16	JPY	(40,689,098)	(917,765)
(506)	E-mini Russell 2000	06/17/16	USD	(56,145,760)	(2,083,922)
(739)	10 Year Canadian Government Bond	06/21/16	CAD	(80,275,742)	682,266
(160)	Long Gilt	06/28/16	GBP	(27,856,355)	(17,944)

					$(676,467)

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,325,386
Aggregate gross unrealized depreciation	(58,871,231)

Net unrealized appreciation/depreciation	$8,454,155

Federal income tax cost of investments	$2,882,033,550

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,866,219,725	$24,267,980	$—	$2,890,487,705

Appreciation in Other Financial Instruments
Futures Contracts	$3,902,068	$—	$—	$3,902,068

Depreciation in Other Financial Instruments
Futures Contracts	$(2,163,605)	$(2,414,930)	$—	$(4,578,535)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 5.3%
8,885,518	JPMorgan Realty Income Fund, Class R6 Shares	123,864,124

	Fixed Income — 14.1%
12,246,366	JPMorgan Core Bond Fund, Class R6 Shares	144,629,585
4,007,401	JPMorgan Corporate Bond Fund, Class R6 Shares	39,913,715
130,492	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,034,801
438,701	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	3,535,934
20,492,703	JPMorgan High Yield Fund, Class R6 Shares	141,399,653

	Total Fixed Income	330,513,688

	International Equity — 27.3%
5,589,015	JPMorgan Emerging Economies Fund, Class R6 Shares	60,249,587
3,831,547	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	76,247,780
11,889,087	JPMorgan International Equity Fund, Class R6 Shares	164,544,960
12,172,315	JPMorgan International Opportunities Fund, Class R6 Shares	168,951,728
9,208,675	JPMorgan Intrepid International Fund, Class R6 Shares	167,782,053

	Total International Equity	637,776,108

	Money Market — 1.4%
31,565,872	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	31,565,872

	U.S. Equity — 51.6%
18,189,184	JPMorgan Disciplined Equity Fund, Class R6 Shares	394,159,624
11,389,815	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	170,163,841
4,695,640	JPMorgan Intrepid America Fund, Class R6 Shares	165,709,139
1,977,677	JPMorgan Mid Cap Equity Fund, Class R6 Shares	84,506,121
499,633	JPMorgan Small Cap Equity Fund, Class R5 Shares	22,803,229
1,872,137	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	22,577,973
936,793	JPMorgan Small Cap Value Fund, Class R6 Shares	23,654,017
11,955,969	JPMorgan U.S. Equity Fund, Class R6 Shares	163,438,096
5,673,311	JPMorgan Value Advantage Fund, Institutional Class Shares	159,533,511

	Total U.S. Equity	1,206,545,551

	Total Investment Companies (Cost $2,310,940,391)	2,330,265,343

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
19,824,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $19,796,486)	19,809,291

	Total Investments — 100.5% (Cost $2,330,736,877)	2,350,074,634
	Liabilities in Excess of Other Assets — (0.5)%	(12,607,298)

	NET ASSETS — 100.0%	$2,337,467,336

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
484	10 Year Australian Government Bond	06/15/16	AUD	$48,585,235	$356,876
1,330	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	44,244,632	(1,214,153)
489	E-mini S&P 500	06/17/16	USD	50,159,175	1,753,977
637	10 Year U.S. Treasury Note	06/21/16	USD	83,058,828	447,263

	Short Futures Outstanding
(124)	Euro Bund	06/08/16	EUR	(23,044,386)	(50,037)
(276)	TOPIX Index	06/09/16	JPY	(33,029,973)	(744,961)
(410)	E-mini Russell 2000	06/17/16	USD	(45,493,600)	(1,688,555)
(604)	10 Year Canadian Government Bond	06/21/16	CAD	(65,611,026)	557,630
(130)	Long Gilt	06/28/16	GBP	(22,633,289)	(14,580)

					$(596,540)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,843,926
Aggregate gross unrealized depreciation	(40,506,169)

Net unrealized appreciation/depreciation	$19,337,757

Federal income tax cost of investments	$2,330,736,877

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,330,265,343	$19,809,291	$—	$2,350,074,634

Appreciation in Other Financial Instruments
Futures Contracts	$3,115,746	$—	$—	$3,115,746

Depreciation in Other Financial Instruments
Futures Contracts	$(1,753,172)	$(1,959,114)	$—	$(3,712,286)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4% (b)
	Alternative Assets — 5.3%
2,110,255	JPMorgan Realty Income Fund, Class R6 Shares	29,416,950

	Fixed Income — 14.1%
2,922,906	JPMorgan Core Bond Fund, Class R6 Shares	34,519,518
965,821	JPMorgan Corporate Bond Fund, Class R6 Shares	9,619,576
25,653	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	203,429
87,982	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	709,136
4,847,533	JPMorgan High Yield Fund, Class R6 Shares	33,447,977

	Total Fixed Income	78,499,636

	International Equity — 27.1%
1,265,123	JPMorgan Emerging Economies Fund, Class R6 Shares	13,638,024
927,145	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	18,450,193
2,845,795	JPMorgan International Equity Fund, Class R6 Shares	39,385,796
2,869,248	JPMorgan International Opportunities Fund, Class R6 Shares	39,825,156
2,151,844	JPMorgan Intrepid International Fund, Class R6 Shares	39,206,599

	Total International Equity	150,505,768

	Money Market — 1.6%
9,113,285	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	9,113,285

	U.S. Equity — 51.3%
4,379,648	JPMorgan Disciplined Equity Fund, Class R6 Shares	94,906,974
2,724,674	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	40,706,624
1,089,346	JPMorgan Intrepid America Fund, Class R6 Shares	38,443,016
457,909	JPMorgan Mid Cap Equity Fund, Class R6 Shares	19,566,449
126,002	JPMorgan Small Cap Equity Fund, Class R5 Shares	5,750,710
407,088	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	4,909,481
221,861	JPMorgan Small Cap Value Fund, Class R6 Shares	5,601,982
2,723,675	JPMorgan U.S. Equity Fund, Class R6 Shares	37,232,632
1,346,188	JPMorgan Value Advantage Fund, Institutional Class Shares	37,854,803

	Total U.S. Equity	284,972,671

	Total Investment Companies (Cost $568,308,538)	552,508,310

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
4,625,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $4,618,412)	4,621,568

	Total Investments — 100.2% (Cost $572,926,950)	557,129,878
	Liabilities in Excess of Other Assets — (0.2)%	(1,163,071)

	NET ASSETS — 100.0%	$555,966,807

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
107	10 Year Australian Government Bond	06/15/16	AUD	$10,740,951	$88,559
335	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	11,144,325	(284,722)
128	E-mini S&P 500	06/17/16	USD	13,129,600	402,726
160	10 Year U.S. Treasury Note	06/21/16	USD	20,862,500	103,711

	Short Futures Outstanding
(29)	Euro Bund	06/08/16	EUR	(5,389,413)	(11,702)
(64)	TOPIX Index	06/09/16	JPY	(7,659,124)	(172,734)
(92)	E-mini Russell 2000	06/17/16	USD	(10,208,320)	(378,894)
(147)	10 Year Canadian Government Bond	06/21/16	CAD	(15,968,247)	123,655
(30)	Long Gilt	06/28/16	GBP	(5,223,067)	(3,365)

					$(132,766)

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,754,772
Aggregate gross unrealized depreciation	(18,551,844)

Net unrealized appreciation/depreciation	$(15,797,072)

Federal income tax cost of investments	$572,926,950

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$552,508,310	$4,621,568	$—	$557,129,878

Appreciation in Other Financial Instruments
Futures Contracts	$718,651	$—	$—	$718,651

Depreciation in Other Financial Instruments
Futures Contracts	$(393,961)	$(457,456)	$—	$(851,417)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.4%
	Fixed Income — 2.4%
455,925	iShares TIPS Bond ETF (Cost $50,895,328)	52,267,242

Investment Companies — 97.7% (b)
	Alternative Assets — 2.5%
475,304	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	3,926,012
3,485,834	JPMorgan Realty Income Fund, Class R6 Shares	48,592,521

	Total Alternative Assets	52,518,533

	Fixed Income — 51.5%
50,770,448	JPMorgan Core Bond Fund, Class R6 Shares	599,598,995
13,584,970	JPMorgan Corporate Bond Fund, Class R6 Shares	135,306,297
4,282,515	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	33,960,342
457,007	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	3,683,477
5,809,159	JPMorgan Floating Rate Income Fund, Class R6 Shares	52,921,435
25,208,903	JPMorgan High Yield Fund, Class R6 Shares	173,941,427
10,665,948	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	109,752,602

	Total Fixed Income	1,109,164,575

	International Equity — 11.2%
2,096,905	JPMorgan Emerging Economies Fund, Class R6 Shares	22,604,637
1,306,280	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	25,994,969
4,590,802	JPMorgan International Equity Fund, Class R6 Shares	63,536,704
4,588,598	JPMorgan International Opportunities Fund, Class R6 Shares	63,689,735
3,588,101	JPMorgan Intrepid International Fund, Class R6 Shares	65,375,195

	Total International Equity	241,201,240

	Money Market — 9.8%
209,875,042	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	209,875,042

	U.S. Equity — 22.7%
10,639,983	JPMorgan Disciplined Equity Fund, Class R6 Shares	230,568,434
4,239,671	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	63,340,684
1,418,616	JPMorgan Intrepid America Fund, Class R6 Shares	50,062,941
741,073	JPMorgan Mid Cap Equity Fund, Class R6 Shares	31,666,045
166,934	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,618,874
880,145	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,614,552
314,055	JPMorgan Small Cap Value Fund, Class R6 Shares	7,929,890
1,979,599	JPMorgan U.S. Equity Fund, Class R6 Shares	27,061,124
2,151,237	JPMorgan Value Advantage Fund, Institutional Class Shares	60,492,784

	Total U.S. Equity	489,355,328

	Total Investment Companies (Cost $1,997,285,308)	2,102,114,718

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
8,951,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $8,936,411)	8,944,358

	Total Investments — 100.5% (Cost $2,057,117,047)	2,163,326,318
	Liabilities in Excess of Other Assets — (0.5)%	(10,799,161)

	NET ASSETS — 100.0%	$2,152,527,157

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
215	10 Year Australian Government Bond	06/15/16	AUD	$21,582,284	$158,529
634	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	21,091,050	(578,779)
31	E-mini S&P 500	06/17/16	USD	3,179,825	111,267
340	10 Year U.S. Treasury Note	06/21/16	USD	44,332,813	208,205

	Short Futures Outstanding
(59)	Euro Bund	06/08/16	EUR	(10,964,668)	(23,808)
(131)	TOPIX Index	06/09/16	JPY	(15,677,270)	(353,612)
(204)	E-mini Russell 2000	06/17/16	USD	(22,635,840)	(840,158)
(278)	10 Year Canadian Government Bond	06/21/16	CAD	(30,198,452)	256,658
(62)	Long Gilt	06/28/16	GBP	(10,794,338)	(6,953)

					$(1,068,651)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,889,527
Aggregate gross unrealized depreciation	(21,680,256)

Net unrealized appreciation/depreciation	$106,209,271

Federal income tax cost of investments	$2,057,117,047

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,154,381,960	$8,944,358	$—	$2,163,326,318

Appreciation in Other Financial Instruments
Futures Contracts	$734,659	$—	$—	$734,659

Depreciation in Other Financial Instruments
Futures Contracts	$(870,919)	$(932,391)	$—	$(1,803,310)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 51.0%
	Fixed Income — 19.7%
11,987	iShares TIPS Bond ETF	1,374,190
88,025	iShares Core U.S. Aggregate Bond ETF	9,756,691

	Total Fixed Income	11,130,881

	International Equity — 9.6%
99,619	iShares Core MSCI EAFE ETF	5,293,753
2,695	iShares Core MSCI Emerging Markets ETF	112,166

	Total International Equity	5,405,919

	U.S. Equity — 21.7%
2,607	iShares Russell 2000 ETF	288,386
7,925	iShares Russell Mid-Cap ETF	1,291,141
56,500	Vanguard S&P 500 ETF	10,653,640

	Total U.S. Equity	12,233,167

	Total Exchange-Traded Funds (Cost $26,321,729)	28,769,967

Investment Companies — 48.2% (b)
	Alternative Assets — 2.3%
11,733	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	96,916
88,335	JPMorgan Realty Income Fund, Class R6 Shares	1,231,383

	Total Alternative Assets	1,328,299

	Fixed Income — 34.5%
675,424	JPMorgan Core Bond Fund, Class R6 Shares	7,976,762
171,345	JPMorgan Corporate Bond Fund, Class R6 Shares	1,706,598
111,612	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	885,086
8,625	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	69,519
151,325	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,378,573
662,894	JPMorgan High Yield Fund, Class R6 Shares	4,573,970
276,725	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,847,501

	Total Fixed Income	19,438,009

	International Equity — 1.8%
43,754	JPMorgan Emerging Economies Fund, Class R6 Shares	471,671
27,178	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	540,849

	Total International Equity	1,012,520

	Money Market — 9.6%
5,415,015	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	5,415,015

	Total Investment Companies (Cost $27,682,685)	27,193,843

	Total Investments — 99.2% (Cost $54,004,414)	55,963,810
	Other Assets in Excess of Liabilities — 0.8%	447,894

	NET ASSETS — 100.0%	$56,411,704

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,710,116
Aggregate gross unrealized depreciation	(750,720)

Net unrealized appreciation/depreciation	$1,959,396

Federal income tax cost of investments	$54,004,414

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,963,810	$—	$—	$55,963,810

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 63.1%
	Fixed Income — 19.0%
13,703	iShares TIPS Bond ETF	1,570,912
258,074	iShares Core U.S. Aggregate Bond ETF	28,604,922

	Total Fixed Income	30,175,834

	International Equity — 14.0%
395,294	iShares Core MSCI EAFE ETF	21,005,923
30,848	iShares Core MSCI Emerging Markets ETF	1,283,894

	Total International Equity	22,289,817

	U.S. Equity — 30.1%
17,579	iShares Russell 2000 ETF	1,944,589
33,335	iShares Russell Mid-Cap ETF	5,430,938
214,188	Vanguard S&P 500 ETF	40,387,289

	Total U.S. Equity	47,762,816

	Total Exchange-Traded Funds (Cost $93,114,844)	100,228,467

Investment Companies — 35.7% (b)
	Alternative Assets — 3.3%
11,517	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	95,132
368,327	JPMorgan Realty Income Fund, Class R6 Shares	5,134,484

	Total Alternative Assets	5,229,616

	Fixed Income — 28.7%
1,991,594	JPMorgan Core Bond Fund, Class R6 Shares	23,520,724
499,898	JPMorgan Corporate Bond Fund, Class R6 Shares	4,978,988
251,533	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,994,653
34,604	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	278,906
149,271	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,359,859
1,490,460	JPMorgan High Yield Fund, Class R6 Shares	10,284,177
307,320	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	3,162,320

	Total Fixed Income	45,579,627

	International Equity — 2.4%
153,634	JPMorgan Emerging Economies Fund, Class R6 Shares	1,656,175
108,843	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,165,976

	Total International Equity	3,822,151

	Money Market — 1.3%
2,062,243	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	2,062,243

	Total Investment Companies (Cost $57,445,019)	56,693,637

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
200,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $199,607)	199,852

	Total Investments — 99.0% (Cost $150,759,470)	157,121,956
	Other Assets in Excess of Liabilities — 1.0%	1,661,390

	NET ASSETS — 100.0%	$158,783,346

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini S&P 500	06/17/16	USD	$1,538,625	$53,802
4	10 Year U.S. Treasury Note	06/21/16	USD	521,563	(102)

					$53,700

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

(a) (b)	— —	Non-income producing security. Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,926,056
Aggregate gross unrealized depreciation	(1,563,570)

Net unrealized appreciation/depreciation	$6,362,486

Federal income tax cost of investments	$150,759,470

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$156,922,104	$199,852	$—	$157,121,956

Appreciation in Other Financial Instruments
Futures Contracts	$53,802	$—	$—	$53,802

Depreciation in Other Financial Instruments
Futures Contracts	$(102)	$—	$—	$(102)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 68.8%
	Fixed Income — 15.6%
200,424	iShares Core U.S. Aggregate Bond ETF	22,214,996

	International Equity — 17.0%
422,886	iShares Core MSCI EAFE ETF	22,472,162
42,107	iShares Core MSCI Emerging Markets ETF	1,752,494

	Total International Equity	24,224,656

	U.S. Equity — 36.2%
22,421	iShares Russell 2000 ETF	2,480,211
36,239	iShares Russell Mid-Cap ETF	5,904,058
229,300	Vanguard S&P 500 ETF	43,236,808

	Total U.S. Equity	51,621,077

	Total Exchange-Traded Funds (Cost $91,652,916)	98,060,729

Investment Companies — 30.8% (b)
	Alternative Assets — 3.7%
376,069	JPMorgan Realty Income Fund, Class R6 Shares	5,242,405

	Fixed Income — 22.5%
1,567,619	JPMorgan Core Bond Fund, Class R6 Shares	18,513,585
407,390	JPMorgan Corporate Bond Fund, Class R6 Shares	4,057,604
184,956	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,466,702
41,883	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	337,574
1,115,520	JPMorgan High Yield Fund, Class R6 Shares	7,697,089

	Total Fixed Income	32,072,554

	International Equity — 3.0%
185,880	JPMorgan Emerging Economies Fund, Class R6 Shares	2,003,783
114,448	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,277,524

	Total International Equity	4,281,307

	Money Market — 1.6%
2,253,889	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	2,253,889

	Total Investment Companies (Cost $44,538,441)	43,850,155

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
170,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $169,670)	169,874

	Total Investments — 99.7% (Cost $136,361,027)	142,080,758
	Other Assets in Excess of Liabilities — 0.3%	409,145

	NET ASSETS — 100.0%	$142,489,903

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500	06/17/16	USD	$1,436,050	$50,217
3	10 Year U.S. Treasury Note	06/21/16	USD	391,172	(77)

					$50,140

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,080,751
Aggregate gross unrealized depreciation	(1,361,020)

Net unrealized appreciation/depreciation	$5,719,731

Federal income tax cost of investments	$136,361,027

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$141,910,884	$169,874	$—	$142,080,758

Appreciation in Other Financial Instruments
Futures Contracts	$50,217	$—	$—	$50,217

Depreciation in Other Financial Instruments
Futures Contracts	$(77)	$—	$—	$(77)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S.Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 73.5%
	Fixed Income — 11.1%
144,684	iShares Core U.S. Aggregate Bond ETF	16,036,775

	International Equity — 20.1%
494,800	iShares Core MSCI EAFE ETF	26,293,672
63,915	iShares Core MSCI Emerging Markets ETF	2,660,142

	Total International Equity	28,953,814

	U.S. Equity — 42.3%
28,152	iShares Russell 2000 ETF	3,114,174
42,883	iShares Russell Mid-Cap ETF	6,986,499
269,029	Vanguard S&P 500 ETF	50,728,108

	Total U.S. Equity	60,828,781

	Total Exchange-Traded Funds (Cost $98,018,831)	105,819,370

Investment Companies — 26.2% (b)
	Alternative Assets — 4.2%
440,025	JPMorgan Realty Income Fund, Class R6 Shares	6,133,952

	Fixed Income — 17.1%
1,122,313	JPMorgan Core Bond Fund, Class R6 Shares	13,254,515
282,749	JPMorgan Corporate Bond Fund, Class R6 Shares	2,816,182
131,739	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,044,689
47,223	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	380,621
1,027,282	JPMorgan High Yield Fund, Class R6 Shares	7,088,247

	Total Fixed Income	24,584,254

	International Equity — 3.4%
208,710	JPMorgan Emerging Economies Fund, Class R6 Shares	2,249,891
131,761	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,622,050

	Total International Equity	4,871,941

	Money Market — 1.5%
2,150,942	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	2,150,942

	Total Investment Companies (Cost $38,224,024)	37,741,089

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
165,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $164,681)	164,877

	Total Investments — 99.8% (Cost $136,407,536)	143,725,336
	Other Assets in Excess of Liabilities — 0.2%	275,475

	NET ASSETS — 100.0%	$144,000,811

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	E-mini S&P 500	06/17/16	USD	$1,333,475	$46,629
1	10 Year U.S. Treasury Note	06/21/16	USD	130,391	(26)

					$46,603

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,560,452
Aggregate gross unrealized depreciation	(1,242,652)

Net unrealized appreciation/depreciation	$7,317,800

Federal income tax cost of investments	$136,407,536

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$143,560,459	$164,877	$—	$143,725,336

Appreciation in Other Financial Instruments
Futures Contracts	$46,629	$—	$—	$46,629

Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S.Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 76.4%
	Fixed Income — 7.9%
74,322	iShares Core U.S. Aggregate Bond ETF	8,237,850

	International Equity — 22.3%
396,022	iShares Core MSCI EAFE ETF	21,044,609
58,041	iShares Core MSCI Emerging Markets ETF	2,415,666

	Total International Equity	23,460,275

	U.S. Equity — 46.2%
24,481	iShares Russell 2000 ETF	2,708,088
33,341	iShares Russell Mid-Cap ETF	5,431,916
214,185	Vanguard S&P 500 ETF	40,386,724

	Total U.S. Equity	48,526,728

	Total Exchange-Traded Funds (Cost $75,151,198)	80,224,853

Investment Companies — 23.1% (b)
	Alternative Assets — 4.8%
367,358	JPMorgan Realty Income Fund, Class R6 Shares	5,120,965

	Fixed Income — 13.4%
585,427	JPMorgan Core Bond Fund, Class R6 Shares	6,913,897
147,034	JPMorgan Corporate Bond Fund, Class R6 Shares	1,464,456
73,713	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	584,545
24,245	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	195,411
709,363	JPMorgan High Yield Fund, Class R6 Shares	4,894,605

	Total Fixed Income	14,052,914

	International Equity — 3.7%
160,336	JPMorgan Emerging Economies Fund, Class R6 Shares	1,728,424
108,198	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,153,134

	Total International Equity	3,881,558

	Money Market — 1.2%
1,275,064	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	1,275,064

	Total Investment Companies (Cost $24,513,377)	24,330,501

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
310,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $309,346)	309,770

	Total Investments — 99.8% (Cost $99,973,921)	104,865,124
	Other Assets in Excess of Liabilities — 0.2%	166,700

	NET ASSETS — 100.0%	$105,031,824

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	06/17/16	USD	$1,025,750	$35,867

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480- 4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,620,117
Aggregate gross unrealized depreciation	(728,914)

Net unrealized appreciation/depreciation	$4,891,203

Federal income tax cost of investments	$99,973,921

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$104,555,354	$309,770	$—	$104,865,124

Appreciation in Other Financial Instruments
Futures Contracts	$35,867	$—	$—	$35,867

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S.Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 77.8%
	Fixed Income — 4.4%
40,334	iShares Core U.S. Aggregate Bond ETF	4,470,621

	International Equity — 24.0%
407,049	iShares Core MSCI EAFE ETF	21,630,584
59,003	iShares Core MSCI Emerging Markets ETF	2,455,705

	Total International Equity	24,086,289

	U.S. Equity — 49.4%
25,009	iShares Russell 2000 ETF	2,766,496
34,798	iShares Russell Mid-Cap ETF	5,669,290
218,558	Vanguard S&P 500 ETF	41,211,296

	Total U.S. Equity	49,647,082

	Total Exchange-Traded Funds (Cost $72,902,058)	78,203,992

Investment Companies — 20.5% (b)
	Alternative Assets — 5.3%
377,358	JPMorgan Realty Income Fund, Class R6 Shares	5,260,375

	Fixed Income — 9.6%
329,137	JPMorgan Core Bond Fund, Class R6 Shares	3,887,106
83,566	JPMorgan Corporate Bond Fund, Class R6 Shares	832,314
39,279	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	311,483
23,317	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	187,937
645,937	JPMorgan High Yield Fund, Class R6 Shares	4,456,967

	Total Fixed Income	9,675,807

	International Equity — 4.2%
175,644	JPMorgan Emerging Economies Fund, Class R6 Shares	1,893,446
116,988	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,328,068

	Total International Equity	4,221,514

	Money Market — 1.4%
1,402,840	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	1,402,840

	Total Investment Companies (Cost $20,847,745)	20,560,536

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
290,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $289,388)	289,785

	Total Investments — 98.6% (Cost $94,039,191)	99,054,313
	Other Assets in Excess of Liabilities — 1.4%	1,413,937

	NET ASSETS — 100.0%	$100,468,250

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	06/17/16	USD	$1,025,750	$35,870

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,855,553
Aggregate gross unrealized depreciation	(840,431)

Net unrealized appreciation/depreciation	$5,015,122

Federal income tax cost of investments	$94,039,191

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	98,764,528	289,785	—	99,054,313

Appreciation in Other Financial Instruments
Futures Contracts	$35,870	$—	$—	$35,870

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 78.3%
	Fixed Income — 4.6%
25,869	iShares Core U.S. Aggregate Bond ETF	2,867,320

	International Equity — 24.3%
252,169	iShares Core MSCI EAFE ETF	13,400,261
38,142	iShares Core MSCI Emerging Markets ETF	1,587,470

	Total International Equity	14,987,731

	U.S. Equity — 49.4%
15,883	iShares Russell 2000 ETF	1,756,977
21,603	iShares Russell Mid-Cap ETF	3,519,561
134,102	Vanguard S&P 500 ETF	25,286,273

	Total U.S. Equity	30,562,811

	Total Exchange-Traded Funds (Cost $45,856,307)	48,417,862

Investment Companies — 20.6% (b)
	Alternative Assets — 5.2%
232,506	JPMorgan Realty Income Fund, Class R6 Shares	3,241,130

	Fixed Income — 9.5%
202,703	JPMorgan Core Bond Fund, Class R6 Shares	2,393,917
48,924	JPMorgan Corporate Bond Fund, Class R6 Shares	487,282
28,526	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	226,208
10,473	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	84,410
392,034	JPMorgan High Yield Fund, Class R6 Shares	2,705,036

	Total Fixed Income	5,896,853

	International Equity — 4.2%
105,980	JPMorgan Emerging Economies Fund, Class R6 Shares	1,142,466
71,433	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,421,510

	Total International Equity	2,563,976

	Money Market — 1.7%
1,035,554	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	1,035,554

	Total Investment Companies (Cost $12,866,350)	12,737,513

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
270,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $269,430)	269,800

	Total Investments — 99.4% (Cost $58,992,087)	61,425,175
	Other Assets in Excess of Liabilities — 0.6%	390,562

	NET ASSETS — 100.0%	$61,815,737

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	06/17/16	USD	$1,025,750	$35,870

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,870,301
Aggregate gross unrealized depreciation	(437,213)

Net unrealized appreciation/depreciation	$2,433,088

Federal income tax cost of investments	$58,992,087

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$61,155,375	$269,800	$—	$61,425,175

Appreciation in Other Financial Instruments
Futures Contracts	$35,870	$—	$—	$35,870

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 78.9%
	Fixed Income — 4.6%
17,213	iShares Core U.S. Aggregate Bond ETF	1,907,889

	International Equity — 24.5%
168,646	iShares Core MSCI EAFE ETF	8,961,848
26,395	iShares Core MSCI Emerging Markets ETF	1,098,560

	Total International Equity	10,060,408

	U.S. Equity — 49.8%
10,616	iShares Russell 2000 ETF	1,174,342
14,069	iShares Russell Mid-Cap ETF	2,292,122
90,115	Vanguard S&P 500 ETF	16,992,084

	Total U.S. Equity	20,458,548

	Total Exchange-Traded Funds (Cost $30,411,301)	32,426,845

Investment Companies — 21.0% (b)
	Alternative Assets — 5.3%
157,943	JPMorgan Realty Income Fund, Class R6 Shares	2,201,720

	Fixed Income — 9.6%
135,585	JPMorgan Core Bond Fund, Class R6 Shares	1,601,264
34,904	JPMorgan Corporate Bond Fund, Class R6 Shares	347,645
16,078	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	127,499
7,310	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	58,918
262,851	JPMorgan High Yield Fund, Class R6 Shares	1,813,669

	Total Fixed Income	3,948,995

	International Equity — 4.1%
73,878	JPMorgan Emerging Economies Fund, Class R6 Shares	796,404
44,285	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	881,262

	Total International Equity	1,677,666

	Money Market — 2.0%
812,617	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	812,617

	Total Investment Companies (Cost $8,754,523)	8,640,998

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
165,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $164,652)	164,877

	Total Investments — 100.3% (Cost $39,330,476)	41,232,720
	Liabilities in Excess of Other Assets — (0.3)%	(115,115)

	NET ASSETS — 100.0%	$41,117,605

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	E-mini S&P 500	06/17/16	USD	$615,450	$21,523

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,225,226
Aggregate gross unrealized depreciation	(322,982)

Net unrealized appreciation/depreciation	$1,902,244

Federal income tax cost of investments	$39,330,476

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,067,843	$164,877	$—	$41,232,720

Appreciation in Other Financial Instruments
Futures Contracts	$21,523	$—	$—	$21,523

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 79.6%
	Fixed Income — 4.6%
7,468	iShares Core U.S. Aggregate Bond ETF	827,753

	International Equity — 24.5%
73,702	iShares Core MSCI EAFE ETF	3,916,524
11,062	iShares Core MSCI Emerging Markets ETF	460,401

	Total International Equity	4,376,925

	U.S. Equity — 50.5%
4,544	iShares Russell 2000 ETF	502,657
6,362	iShares Russell Mid-Cap ETF	1,036,497
39,725	Vanguard S&P 500 ETF	7,490,546

	Total U.S. Equity	9,029,700

	Total Exchange-Traded Funds (Cost $13,572,571)	14,234,378

Investment Companies — 20.8% (b)
	Alternative Assets — 5.2%
67,159	JPMorgan Realty Income Fund, Class R6 Shares	936,193

	Fixed Income — 9.7%
59,280	JPMorgan Core Bond Fund, Class R6 Shares	700,101
15,257	JPMorgan Corporate Bond Fund, Class R6 Shares	151,961
7,872	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	62,421
3,805	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	30,672
115,109	JPMorgan High Yield Fund, Class R6 Shares	794,252

	Total Fixed Income	1,739,407

	International Equity — 4.2%
32,829	JPMorgan Emerging Economies Fund, Class R6 Shares	353,892
20,111	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	400,218

	Total International Equity	754,110

	Money Market — 1.7%
296,403	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	296,403

	Total Investment Companies (Cost $3,770,544)	3,726,113

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
20,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $19,958)	19,985

	Total Investments — 100.5% (Cost $17,363,073)	17,980,476
	Liabilities in Excess of Other Assets — (0.5)%	(88,686)

	NET ASSETS — 100.0%	$17,891,790

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	06/17/16	USD	$205,150	$7,173

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$738,614
Aggregate gross unrealized depreciation	(121,211)

Net unrealized appreciation/depreciation	$617,403

Federal income tax cost of investments	$17,363,073

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,960,491	$19,985	$—	$17,980,476

Appreciation in Other Financial Instruments
Futures Contracts	$7,173	$—	$—	$7,173

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S.Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 50.3%
	Fixed Income — 19.5%
11,799	iShares TIPS Bond ETF	1,352,638
84,248	iShares Core U.S. Aggregate Bond ETF	9,338,048

	Total Fixed Income	10,690,686

	International Equity — 9.5%
95,254	iShares Core MSCI EAFE ETF	5,061,798
3,221	iShares Core MSCI Emerging Markets ETF	134,058

	Total International Equity	5,195,856

	U.S. Equity — 21.3%
2,172	iShares Russell 2000 ETF	240,267
7,623	iShares Russell Mid-Cap ETF	1,241,939
53,999	Vanguard S&P 500 ETF	10,182,051

	Total U.S. Equity	11,664,257

	Total Exchange-Traded Funds (Cost $25,805,476)	27,550,799

Investment Companies — 48.0% (b)
	Alternative Assets — 2.4%
9,619	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	79,449
86,561	JPMorgan Realty Income Fund, Class R6 Shares	1,206,665

	Total Alternative Assets	1,286,114

	Fixed Income — 33.9%
645,600	JPMorgan Core Bond Fund, Class R6 Shares	7,624,531
163,984	JPMorgan Corporate Bond Fund, Class R6 Shares	1,633,282
109,749	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	870,307
6,927	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	55,833
150,938	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,375,049
627,337	JPMorgan High Yield Fund, Class R6 Shares	4,328,624
260,504	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,680,582

	Total Fixed Income	18,568,208

	International Equity — 1.7%
39,915	JPMorgan Emerging Economies Fund, Class R6 Shares	430,281
25,846	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	514,329

	Total International Equity	944,610

	Money Market — 10.0%
5,451,855	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (l)	5,451,855

	Total Investment Companies (Cost $26,613,175)	26,250,787

	Total Investments — 98.3% (Cost $52,418,651)	53,801,586
	Other Assets in Excess of Liabilities — 1.7%	905,986

	NET ASSETS — 100.0%	$54,707,572

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,966,323
Aggregate gross unrealized depreciation	(583,388)

Net unrealized appreciation/depreciation	$1,382,935

Federal income tax cost of investments	$52,418,651

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange- traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,801,586	$—	$—	$53,801,586

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 126.7%
Common Stocks — 123.8%
	Consumer Discretionary — 15.8%
	Auto Components — 0.7%
26	Delphi Automotive plc, (United Kingdom)	1,935
23	Goodyear Tire & Rubber Co. (The)	759

		2,694

	Diversified Consumer Services — 0.5%
55	ServiceMaster Global Holdings, Inc. (a)	2,080

	Hotels, Restaurants & Leisure — 1.8%
29	Darden Restaurants, Inc.	1,916
15	McDonald’s Corp.	1,898
63	Starbucks Corp.	3,737

		7,551

	Household Durables — 1.0%
105	D.R. Horton, Inc.	3,168
6	Whirlpool Corp.	1,100

		4,268

	Internet & Catalog Retail — 0.7%
26	Expedia, Inc.	2,760

	Media — 3.4%
58	CBS Corp. (Non-Voting), Class B	3,179
89	Comcast Corp., Class A	5,457
59	DISH Network Corp., Class A (a) (j)	2,725
105	Twenty-First Century Fox, Inc., Class A	2,916

		14,277

	Multiline Retail — 1.8%
93	Target Corp.	7,660

	Specialty Retail — 4.5%
43	Foot Locker, Inc.	2,754
78	Home Depot, Inc. (The) (j)	10,412
45	Lowe’s Cos., Inc.	3,409
211	Staples, Inc.	2,324

		18,899

	Textiles, Apparel & Luxury Goods — 1.4%
86	Coach, Inc.	3,452
22	PVH Corp.	2,189

		5,641

	Total Consumer Discretionary	65,830

	Consumer Staples — 14.1%
	Beverages — 1.3%
53	PepsiCo, Inc. (j)	5,442

	Food & Staples Retailing — 5.0%
9	CVS Health Corp. (j)	931
125	Kroger Co. (The) (j)	4,780
75	Walgreens Boots Alliance, Inc.	6,300
130	Wal-Mart Stores, Inc. (j)	8,911

		20,922

	Food Products — 4.0%
33	General Mills, Inc.	2,072
47	Ingredion, Inc.	5,008
84	Pilgrim’s Pride Corp. (a) (j)	2,126
114	Tyson Foods, Inc., Class A (j)	7,606

		16,812

	Household Products — 0.6%
64	Energizer Holdings, Inc.	2,581

	Personal Products — 1.2%
31	Edgewell Personal Care Co.	2,530
41	Herbalife Ltd. (a) (j)	2,524

		5,054

	Tobacco — 2.0%
164	Reynolds American, Inc. (j)	8,226

	Total Consumer Staples	59,037

	Energy — 7.7%
	Energy Equipment & Services — 2.8%
33	Baker Hughes, Inc.	1,455
206	Ensco plc, (United Kingdom), Class A (j)	2,133
75	FMC Technologies, Inc. (a)	2,047
50	Frank’s International N.V., (Netherlands)	824
57	National Oilwell Varco, Inc. (j)	1,760
221	Noble Corp. plc, (United Kingdom)	2,286
111	Seadrill Ltd., (United Kingdom) (a)	365
70	Superior Energy Services, Inc.	932

		11,802

	Oil, Gas & Consumable Fuels — 4.9%
9	California Resources Corp.	10
177	Denbury Resources, Inc.	392
49	Devon Energy Corp.	1,339
152	Marathon Oil Corp.	1,696
97	Occidental Petroleum Corp.	6,658
42	PBF Energy, Inc., Class A	1,391
16	Tesoro Corp.	1,368
117	Valero Energy Corp. (j)	7,517

		20,371

	Total Energy	32,173

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Financials — 13.3%
	Banks — 7.1%
345	Bank of America Corp. (j)	4,660
199	Citigroup, Inc. (j)	8,307
45	PNC Financial Services Group, Inc. (The)	3,772
264	Wells Fargo & Co. (j)	12,757

		29,496

	Capital Markets — 0.4%
70	Morgan Stanley	1,748

	Consumer Finance — 1.1%
87	Discover Financial Services (j)	4,428

	Diversified Financial Services — 0.6%
86	Voya Financial, Inc.	2,560

	Insurance — 3.7%
54	Allstate Corp. (The) (j)	3,608
78	American International Group, Inc.	4,221
88	Hartford Financial Services Group, Inc. (The)	4,060
40	Lincoln National Corp.	1,552
18	Travelers Cos., Inc. (The)	2,147

		15,588

	Real Estate Investment Trusts (REITs) — 0.4%
22	Equity Commonwealth (a)	629
66	NorthStar Realty Finance Corp.	871

		1,500

	Total Financials	55,320

	Health Care — 19.3%
	Biotechnology — 6.9%
54	Amgen, Inc.	8,063
21	Celgene Corp. (a)	2,122
158	Gilead Sciences, Inc. (j)	14,476
30	Neurocrine Biosciences, Inc. (a)	1,191
36	Vertex Pharmaceuticals, Inc. (a) (j)	2,856

		28,708

	Health Care Equipment & Supplies — 2.5%
42	C.R. Bard, Inc. (j)	8,532
58	Hologic, Inc. (a)	2,015

		10,547

	Health Care Providers & Services — 7.0%
8	Aetna, Inc. (j)	843
37	AmerisourceBergen Corp.	3,185
56	Anthem, Inc. (j)	7,797
8	Centene Corp. (a)	475
61	Cigna Corp.	8,426
26	Humana, Inc.	4,702
23	McKesson Corp. (j)	3,570

		28,998

	Pharmaceuticals — 2.9%
5	Jazz Pharmaceuticals plc, (Ireland) (a)	705
38	Johnson & Johnson	4,112
246	Pfizer, Inc. (j)	7,283

		12,100

	Total Health Care	80,353

	Industrials — 11.0%
	Aerospace & Defense — 4.6%
36	Huntington Ingalls Industries, Inc.	4,943
54	Northrop Grumman Corp. (j)	10,588
30	Raytheon Co. (j)	3,739

		19,270

	Airlines — 2.1%
57	Delta Air Lines, Inc.	2,750
34	JetBlue Airways Corp. (a)	708
92	United Continental Holdings, Inc. (a)	5,477

		8,935

	Commercial Services & Supplies — 0.4%
103	R.R. Donnelley & Sons Co.	1,694

	Construction & Engineering — 1.3%
178	AECOM (a) (j)	5,487

	Machinery — 2.1%
37	Allison Transmission Holdings, Inc. (j)	1,007
74	Illinois Tool Works, Inc.	7,560

		8,567

	Professional Services — 0.5%
26	ManpowerGroup, Inc.	2,141

	Total Industrials	46,094

	Information Technology — 33.1%
	Communications Equipment — 3.0%
338	Cisco Systems, Inc. (j)	9,620
38	Motorola Solutions, Inc.	2,899

		12,519

	Electronic Equipment, Instruments & Components — 0.4%
18	SYNNEX Corp.	1,648

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Internet Software & Services — 3.8%
11	Alphabet, Inc., Class C (a) (j)	8,418
99	eBay, Inc. (a)	2,357
58	VeriSign, Inc. (a) (j)	5,162

		15,937

	IT Services — 4.6%
107	Computer Sciences Corp.	3,673
90	CSRA, Inc.	2,408
55	Leidos Holdings, Inc. (j)	2,748
28	MasterCard, Inc., Class A (j)	2,665
64	Vantiv, Inc., Class A (a)	3,470
56	Visa, Inc., Class A	4,260

		19,224

	Semiconductors & Semiconductor Equipment — 5.4%
8	First Solar, Inc. (a)	575
75	Lam Research Corp. (j)	6,170
216	Marvell Technology Group Ltd., (Bermuda)	2,228
177	Maxim Integrated Products, Inc.	6,514
136	QUALCOMM, Inc. (j)	6,940

		22,427

	Software — 8.6%
57	Activision Blizzard, Inc. (j)	1,912
349	Microsoft Corp.	19,272
236	Oracle Corp. (j)	9,667
186	Rovi Corp. (a)	3,817
33	Take-Two Interactive Software, Inc. (a)	1,232

		35,900

	Technology Hardware, Storage & Peripherals — 7.3%
205	Apple, Inc. (j)	22,299
244	Hewlett Packard Enterprise Co.	4,332
318	HP, Inc.	3,915

		30,546

	Total Information Technology	138,201

	Materials — 3.4%
	Chemicals — 1.6%
21	Dow Chemical Co. (The)	1,058
66	LyondellBasell Industries N.V., Class A	5,657

		6,715

	Containers & Packaging — 1.8%
25	Crown Holdings, Inc. (a) (j)	1,225
131	Sealed Air Corp. (j)	6,284

		7,509

	Total Materials	14,224

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
119	AT&T, Inc. (j)	4,644
94	Verizon Communications, Inc. (j)	5,108

	Total Telecommunication Services	9,752

	Utilities — 3.8%
	Electric Utilities — 2.0%
83	Entergy Corp. (j)	6,612
40	PPL Corp.	1,527

		8,139

	Gas Utilities — 1.8%
188	UGI Corp. (j)	7,574

	Total Utilities	15,713

	Total Common Stocks (Cost $439,606)	516,697

Short-Term Investment — 2.9%
	Investment Company — 2.9%
11,902	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $11,902)	11,902

	Total Investments — 126.7% (Cost $451,508)	528,599
	Liabilities in Excess of Other Assets — (26.7)%	(111,310)

	NET ASSETS — 100.0%	$417,289

Short Positions — 26.9%
Common Stocks — 26.9%
	Consumer Discretionary — 4.0%
	Auto Components — 0.5%
54	BorgWarner, Inc.	2,062

	Hotels, Restaurants & Leisure — 1.6%
77	Aramark	2,533
41	Choice Hotels International, Inc.	2,200
27	Marriott International, Inc., Class A	1,922

		6,655

	Multiline Retail — 0.6%
39	Nordstrom, Inc.	2,231

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Specialty Retail — 0.8%
14	Burlington Stores, Inc. (a)	793
51	CarMax, Inc. (a)	2,622

		3,415

	Textiles, Apparel & Luxury Goods — 0.5%
25	Under Armour, Inc., Class A (a)	2,121

	Total Consumer Discretionary	16,484

	Consumer Staples — 2.7%
	Beverages — 0.7%
28	Brown-Forman Corp., Class B	2,757

	Food & Staples Retailing — 0.1%
6	Casey’s General Stores, Inc.	669

	Food Products — 0.8%
32	McCormick & Co., Inc. (Non-Voting)	3,213

	Household Products — 1.1%
50	Colgate-Palmolive Co.	3,511
9	Kimberly-Clark Corp.	1,251

		4,762

	Total Consumer Staples	11,401

	Health Care — 4.6%
	Biotechnology — 0.4%
8	Agios Pharmaceuticals, Inc. (a)	337
17	Bluebird Bio, Inc. (a)	735
21	Cepheid, Inc. (a)	711

		1,783

	Health Care Equipment & Supplies — 0.7%
5	Cooper Cos., Inc. (The)	770
33	DexCom, Inc. (a)	2,268

		3,038

	Health Care Providers & Services — 1.7%
51	Acadia Healthcare Co., Inc. (a)	2,816
59	Patterson Cos., Inc.	2,754
47	Tenet Healthcare Corp. (a)	1,360

		6,930

	Health Care Technology — 0.9%
2	athenahealth, Inc. (a)	222
67	Cerner Corp. (a)	3,538

		3,760

	Pharmaceuticals — 0.9%
44	Catalent, Inc. (a)	1,181
53	Zoetis, Inc.	2,341

		3,522

	Total Health Care	19,033

	Industrials — 3.6%
	Aerospace & Defense — 1.3%
122	Hexcel Corp.	5,347

	Commercial Services & Supplies — 1.3%
87	Covanta Holding Corp.	1,467
28	Republic Services, Inc.	1,344
19	Stericycle, Inc. (a)	2,410

		5,221

	Road & Rail — 0.2%
14	Ryder System, Inc.	894

	Trading Companies & Distributors — 0.8%
20	Fastenal Co.	977
11	W.W. Grainger, Inc.	2,544

		3,521

	Total Industrials	14,983

	Information Technology — 8.9%
	Communications Equipment — 1.3%
5	Arista Networks, Inc. (a)	309
80	CommScope Holding Co., Inc. (a)	2,239
39	ViaSat, Inc. (a)	2,866

		5,414

	Electronic Equipment, Instruments & Components — 3.7%
44	Amphenol Corp., Class A	2,521
83	Dolby Laboratories, Inc., Class A	3,594
83	Knowles Corp. (a)	1,098
101	National Instruments Corp.	3,034
113	Trimble Navigation Ltd. (a)	2,797
36	Zebra Technologies Corp., Class A (a)	2,505

		15,549

	Internet Software & Services — 0.6%
21	Rackspace Hosting, Inc. (a)	460
77	Twitter, Inc. (a)	1,274
30	Zillow Group, Inc., Class C (a)	700

		2,434

	IT Services — 1.1%
91	Booz Allen Hamilton Holding Corp.	2,761
32	Paychex, Inc.	1,707

		4,468

	Semiconductors & Semiconductor Equipment — 0.9%
50	Cree, Inc. (a)	1,441
61	Cypress Semiconductor Corp.	527

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
39	Linear Technology Corp.	1,738

		3,706

	Software — 1.3%
43	FireEye, Inc. (a)	781
17	NetSuite, Inc. (a)	1,192
11	Splunk, Inc. (a)	548
9	Ultimate Software Group, Inc. (The) (a)	1,645
16	Workday, Inc., Class A (a)	1,198

		5,364

	Total Information Technology	36,935

	Materials — 0.7%
	Chemicals — 0.7%
74	FMC Corp.	2,983

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
778	Sprint Corp. (a)	2,706

	Utilities — 1.8%
	Multi-Utilities — 1.0%
54	Dominion Resources, Inc.	4,087

	Water Utilities — 0.8%
109	Aqua America, Inc.	3,452

	Total Utilities	7,539

	Total Securities Sold Short (Proceeds $105,581)	$112,064

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
105	E-mini S&P 500	06/17/16	USD	$10,770	$114

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of the security is segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,372
Aggregate gross unrealized depreciation	(6,281)

Net unrealized appreciation/depreciation	$77,091

Federal income tax cost of investments	$451,508

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$528,599	$—	$—	$528,599

Total Liabilities for Securities Sold Short (a)	$(112,064)	$—	$—	$(112,064)

Appreciation in Other Financial Instruments
Future Contracts	$114	$—	$—	$114

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
		Consumer Discretionary — 17.0%
		Auto Components — 0.5%
789		Delphi Automotive plc, (United Kingdom)	59,215

		Automobiles — 1.6%
1,818		Ford Motor Co.	24,545
5,476		General Motors Co.	172,116

			196,661

		Hotels, Restaurants & Leisure — 1.3%
281		Carnival Corp.	14,853
24		Chipotle Mexican Grill, Inc. (a)	11,110
938		Royal Caribbean Cruises Ltd.	77,091
605		Yum! Brands, Inc.	49,537

			152,591

		Household Durables — 1.8%
1,772		D.R. Horton, Inc.	53,577
775		Harman International Industries, Inc.	69,013
175		Mohawk Industries, Inc. (a)	33,338
887		PulteGroup, Inc.	16,588
1,353		Toll Brothers, Inc. (a)	39,915
48		Whirlpool Corp.	8,601

			221,032

		Internet & Catalog Retail — 1.7%
347		Amazon.com, Inc. (a)	205,796

		Media — 5.9%
1,171		CBS Corp. (Non-Voting), Class B	64,502
477		Charter Communications, Inc., Class A (a)	96,516
1,302		Comcast Corp., Class A	79,536
1,117		DISH Network Corp., Class A (a)	51,680
100		Time Warner Cable, Inc.	20,468
3,059		Time Warner, Inc.	221,925
268		Time, Inc.	4,142
3,993		Twenty-First Century Fox, Inc., Class A	111,333
774		Twenty-First Century Fox, Inc., Class B	21,825
420		Walt Disney Co. (The)	41,708

			713,635

		Specialty Retail — 3.7%
872		Best Buy Co., Inc.	28,284
341		Home Depot, Inc. (The)	45,504
3,860		Lowe’s Cos., Inc.	292,359
1,075		TJX Cos., Inc. (The)	84,256

			450,403

		Textiles, Apparel & Luxury Goods — 0.5%
53		lululemon athletica, Inc., (Canada) (a)	3,559
310		NIKE, Inc., Class B	19,059
146		Ralph Lauren Corp.	14,070
459		V.F. Corp.	29,722

			66,410

		Total Consumer Discretionary	2,065,743

		Consumer Staples — 6.7%
		Beverages — 3.2%
2,545		Coca-Cola Co. (The)	118,076
65		Constellation Brands, Inc., Class A	9,813
1,412		Molson Coors Brewing Co., Class B	135,797
1,283		PepsiCo, Inc.	131,433

			395,119

		Food & Staples Retailing — 1.0%
501		Costco Wholesale Corp.	78,966
1,045		Kroger Co. (The)	39,969

			118,935

		Food Products — 0.9%
2,740		Mondelez International, Inc., Class A	109,927

		Household Products — 1.0%
774		Kimberly-Clark Corp.	104,078
232		Procter & Gamble Co. (The)	19,098

			123,176

		Tobacco — 0.6%
696		Philip Morris International, Inc.	68,330

		Total Consumer Staples	815,487

		Energy — 6.7%
		Energy Equipment & Services — 0.1%
114		Baker Hughes, Inc.	4,975
142		Halliburton Co.	5,083

			10,058

		Oil, Gas & Consumable Fuels — 6.6%
1,960		Cabot Oil & Gas Corp.	44,518
–	(h)	California Resources Corp.	–	(h)
949		Chevron Corp.	90,514
888		Columbia Pipeline Group, Inc.	22,297
260		Concho Resources, Inc. (a)	26,271
629		ConocoPhillips	25,341
864		Diamondback Energy, Inc. (a)	66,691
180		Energen Corp.	6,586
1,541		EOG Resources, Inc.	111,838
966		EQT Corp.	64,966

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
151	Hess Corp.	7,957
2,719	Occidental Petroleum Corp.	186,076
896	Pioneer Natural Resources Co.	126,041
464	Valero Energy Corp.	29,769

		808,865

	Total Energy	818,923

	Financials — 15.3%
	Banks — 5.6%
9,237	Bank of America Corp.	124,882
3,048	Citigroup, Inc.	127,238
263	East West Bancorp, Inc.	8,555
5,634	KeyCorp	62,195
429	SunTrust Banks, Inc.	15,469
436	SVB Financial Group (a)	44,486
6,083	Wells Fargo & Co.	294,178

		677,003

	Capital Markets — 3.5%
228	Ameriprise Financial, Inc.	21,392
219	BlackRock, Inc.	74,715
2,623	Charles Schwab Corp. (The)	73,485
480	Goldman Sachs Group, Inc. (The)	75,362
814	Invesco Ltd.	25,057
6,457	Morgan Stanley	161,486

		431,497

	Consumer Finance — 0.6%
1,549	Discover Financial Services	78,854

	Diversified Financial Services — 0.5%
244	Intercontinental Exchange, Inc.	57,458

	Insurance — 4.3%
387	American International Group, Inc.	20,924
1,041	Arthur J. Gallagher & Co.	46,304
1,899	Chubb Ltd., (Switzerland)	226,210
308	Hartford Financial Services Group, Inc. (The)	14,174
1,113	Marsh & McLennan Cos., Inc.	67,629
3,220	MetLife, Inc.	141,466

		516,707

	Real Estate Investment Trusts (REITs) — 0.8%
235	AvalonBay Communities, Inc.	44,644
1,238	Prologis, Inc.	54,705
32	SL Green Realty Corp.	3,101

		102,450

	Total Financials	1,863,969

	Health Care — 14.8%
	Biotechnology — 4.2%
536	Alexion Pharmaceuticals, Inc. (a)	74,566
252	Biogen, Inc. (a)	65,598
331	BioMarin Pharmaceutical, Inc. (a)	27,326
1,261	Celgene Corp. (a)	126,232
1,460	Gilead Sciences, Inc.	134,070
189	Incyte Corp. (a)	13,733
885	Vertex Pharmaceuticals, Inc. (a)	70,386

		511,911

	Health Care Equipment & Supplies — 0.5%
627	Abbott Laboratories	26,222
1,562	Boston Scientific Corp. (a)	29,373

		55,595

	Health Care Providers & Services — 4.3%
1,030	Aetna, Inc.	115,719
73	Anthem, Inc.	10,192
480	Humana, Inc.	87,793
518	McKesson Corp.	81,462
1,754	UnitedHealth Group, Inc.	226,037

		521,203

	Life Sciences Tools & Services — 0.6%
422	Illumina, Inc. (a)	68,465

	Pharmaceuticals — 5.2%
598	Allergan plc (a)	160,317
2,179	Bristol-Myers Squibb Co.	139,170
1,787	Eli Lilly & Co.	128,679
7,001	Pfizer, Inc.	207,521
136	Valeant Pharmaceuticals International, Inc. (a)	3,574

		639,261

	Total Health Care	1,796,435

	Industrials — 9.5%
	Aerospace & Defense — 3.0%
1,593	Honeywell International, Inc.	178,544
361	L-3 Communications Holdings, Inc.	42,806
274	Northrop Grumman Corp.	54,213
920	United Technologies Corp.	92,062

		367,625

	Airlines — 1.6%
1,085	Delta Air Lines, Inc.	52,814
72	Spirit Airlines, Inc. (a)	3,464
2,272	United Continental Holdings, Inc. (a)	135,988

		192,266

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — 0.8%
502	Allegion plc, (Ireland)	31,966
59	Lennox International, Inc.	8,023
1,720	Masco Corp.	54,085

		94,074

	Commercial Services & Supplies — 0.0% (g)
66	Tyco International plc	2,437

	Construction & Engineering — 0.1%
148	Fluor Corp.	7,930

	Electrical Equipment — 0.3%
428	Eaton Corp. plc	26,763
262	Sensata Technologies Holding N.V. (a)	10,169

		36,932

	Industrial Conglomerates — 1.2%
4,587	General Electric Co.	145,815

	Machinery — 1.5%
110	Ingersoll-Rand plc	6,792
1,252	PACCAR, Inc.	68,475
17	Snap-on, Inc.	2,610
1,014	Stanley Black & Decker, Inc.	106,666

		184,543

	Road & Rail — 1.0%
145	Canadian Pacific Railway Ltd., (Canada)	19,216
23	Norfolk Southern Corp.	1,950
1,358	Union Pacific Corp.	108,039

		129,205

	Total Industrials	1,160,827

	Information Technology — 22.9%
	Electronic Equipment, Instruments & Components — 0.6%
1,189	TE Connectivity Ltd., (Switzerland)	73,639

	Internet Software & Services — 4.8%
187	Alphabet, Inc., Class A (a)	142,488
331	Alphabet, Inc., Class C (a)	246,906
1,690	Facebook, Inc., Class A (a)	192,858

		582,252

	IT Services — 3.7%
1,378	Accenture plc, (Ireland), Class A	159,007
199	Cognizant Technology Solutions Corp., Class A (a)	12,476
1,068	Fidelity National Information Services, Inc.	67,596
431	MasterCard, Inc., Class A	40,723
410	PayPal Holdings, Inc. (a)	15,842
1,968	Visa, Inc., Class A	150,512
17	WEX, Inc. (a)	1,381

		447,537

	Semiconductors & Semiconductor Equipment — 6.0%
1,966	Broadcom Ltd., (Singapore)	303,720
2,413	Lam Research Corp.	199,331
1,077	Marvell Technology Group Ltd., (Bermuda)	11,108
1,459	NXP Semiconductors N.V., (Netherlands) (a)	118,253
153	Qorvo, Inc. (a)	7,700
1,680	Texas Instruments, Inc.	96,475

		736,587

	Software — 4.6%
1,184	Adobe Systems, Inc. (a)	111,068
7,791	Microsoft Corp.	430,309
207	Workday, Inc., Class A (a)	15,886

		557,263

	Technology Hardware, Storage & Peripherals — 3.2%
3,247	Apple, Inc.	353,891
617	Hewlett Packard Enterprise Co.	10,938
2,319	HP, Inc.	28,565

		393,394

	Total Information Technology	2,790,672

	Materials — 3.1%
	Chemicals — 1.6%
25	Albemarle Corp.	1,577
620	Axiall Corp.	13,532
342	CF Industries Holdings, Inc.	10,708
415	Dow Chemical Co. (The)	21,130
720	E.I. du Pont de Nemours & Co.	45,610
862	Eastman Chemical Co.	62,254
1,408	Mosaic Co. (The)	38,022
25	PPG Industries, Inc.	2,821

		195,654

	Construction Materials — 1.0%
463	Martin Marietta Materials, Inc.	73,873
418	Vulcan Materials Co.	44,152

		118,025

	Containers & Packaging — 0.4%
992	Crown Holdings, Inc. (a)	49,184

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
47	WestRock Co.	1,825

		51,009

	Metals & Mining — 0.1%
349	Freeport-McMoRan, Inc.	3,609
562	United States Steel Corp.	9,023

		12,632

	Total Materials	377,320

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
1,982	AT&T, Inc.	77,633

	Wireless Telecommunication Services — 0.4%
1,098	T-Mobile US, Inc. (a)	42,050

	Total Telecommunication Services	119,683

	Utilities — 2.2%
	Electric Utilities — 1.8%
420	American Electric Power Co., Inc.	27,915
544	Edison International	39,129
619	NextEra Energy, Inc.	73,237
33	PG&E Corp.	1,986
734	PPL Corp.	27,953
1,052	Xcel Energy, Inc.	43,977

		214,197

	Multi-Utilities — 0.4%
979	CMS Energy Corp.	41,557
102	NiSource, Inc.	2,404
50	Sempra Energy	5,193

		49,154

	Total Utilities	263,351

	Total Common Stocks (Cost $9,146,302)	12,072,410

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
24	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
80,898	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $80,898)	80,898

		—
	Total Investments — 99.9% (Cost $9,227,200)	12,153,308
	Other Assets in Excess of Liabilities — 0.1%	8,686

	NET ASSETS — 100.0%	$12,161,994

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
372	E-mini S&P 500	06/17/16	USD	$38,158	$220

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,099,552
Aggregate gross unrealized depreciation	(173,444)

Net unrealized appreciation/depreciation	$2,926,108

Federal income tax cost of investments	$9,227,200

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,065,743	$—	$—		$2,065,743
Consumer Staples	815,487	—	—		815,487
Energy	818,923	—	—		818,923
Financials	1,863,969	—	—		1,863,969
Health Care	1,796,435	—	—		1,796,435
Industrials	1,160,827	—	—		1,160,827
Information Technology	2,790,672	—	—		2,790,672
Materials	377,320	—	—		377,320
Telecommunication Services	119,683	—	—		119,683
Utilities	263,351	—	—		263,351

Total Common Stocks	12,072,410	—	—		12,072,410

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	80,898	—	—		80,898

Total Investments in Securities	12,153,308	—	—	(a)	12,153,308

Appreciation in Other Financial Instruments
Futures Contracts	$220	$—	$—		$220

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 133.0%
Common Stocks — 132.0%
	Consumer Discretionary — 23.2%
	Auto Components — 1.0%
603	BorgWarner, Inc.	23,144
704	Delphi Automotive plc, (United Kingdom)	52,848
787	Johnson Controls, Inc.	30,677

		106,669

	Automobiles — 3.1%
10,022	General Motors Co. (j)	314,976

	Hotels, Restaurants & Leisure — 2.0%
316	Carnival Corp.	16,696
1,194	Hilton Worldwide Holdings, Inc.	26,892
1,189	Royal Caribbean Cruises Ltd.	97,653
771	Yum! Brands, Inc.	63,074

		204,315

	Household Durables — 2.4%
2,720	D.R. Horton, Inc.	82,212
955	Harman International Industries, Inc.	85,017
96	Mohawk Industries, Inc. (a)	18,391
400	PulteGroup, Inc.	7,485
1,783	Toll Brothers, Inc. (a) (j)	52,628

		245,733

	Internet & Catalog Retail — 1.9%
326	Amazon.com, Inc. (a) (j)	193,335

	Media — 7.9%
1,242	CBS Corp. (Non-Voting), Class B	68,436
472	Charter Communications, Inc., Class A (a)	95,579
1,458	Comcast Corp., Class A	89,061
911	DISH Network Corp., Class A (a) (j)	42,163
75	Time Warner Cable, Inc.	15,381
4,172	Time Warner, Inc.	302,708
378	Time, Inc.	5,833
5,088	Twenty-First Century Fox, Inc., Class A	141,867
1,684	Twenty-First Century Fox, Inc., Class B	47,496
44	Viacom, Inc., Class B	1,808

		810,332

	Specialty Retail — 4.7%
8	Advance Auto Parts, Inc.	1,203
1,283	Best Buy Co., Inc. (j)	41,606
42	Home Depot, Inc. (The) (j)	5,567
4,016	Lowe’s Cos., Inc.	304,187
95	O’Reilly Automotive, Inc. (a)	26,006
1,334	TJX Cos., Inc. (The) (j)	104,484

		483,053

	Textiles, Apparel & Luxury Goods — 0.2%
73	Hanesbrands, Inc.	2,069
46	lululemon athletica, Inc., (Canada) (a)	3,095
24	NIKE, Inc., Class B (j)	1,463
172	V.F. Corp.	11,154

		17,781

	Total Consumer Discretionary	2,376,194

	Consumer Staples — 8.1%
	Beverages — 4.4%
42	Boston Beer Co., Inc. (The), Class A (a)	7,836
2,385	Coca-Cola Co. (The) (j)	110,663
1,771	Molson Coors Brewing Co., Class B (j)	170,357
1,553	PepsiCo, Inc. (j)	159,129

		447,985

	Food & Staples Retailing — 1.1%
446	Costco Wholesale Corp. (j)	70,299
580	Kroger Co. (The)	22,190

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Food & Staples Retailing — continued
303	Walgreens Boots Alliance, Inc.	25,483

		117,972

	Food Products — 0.9%
2,314	Mondelez International, Inc., Class A	92,831

	Household Products — 1.3%
922	Kimberly-Clark Corp.	123,987
80	Procter & Gamble Co. (The) (j)	6,602

		130,589

	Tobacco — 0.4%
428	Philip Morris International, Inc. (j)	41,973

	Total Consumer Staples	831,350

	Energy — 9.6%
	Energy Equipment & Services — 0.1%
201	Halliburton Co.	7,173

	Oil, Gas & Consumable Fuels — 9.5%
2,883	Cabot Oil & Gas Corp.	65,480
44	Chevron Corp.	4,217
945	Columbia Pipeline Group, Inc.	23,720
137	Concho Resources, Inc. (a)	13,871
1,135	Diamondback Energy, Inc. (a)	87,625
151	Energen Corp.	5,536
1,535	EOG Resources, Inc.	111,413
1,406	EQT Corp. (j)	94,549
615	Hess Corp.	32,355
2,012	Kinder Morgan, Inc.	35,941
131	Marathon Petroleum Corp.	4,865
4,126	Occidental Petroleum Corp. (j)	282,313
936	Pioneer Natural Resources Co. (j)	131,776
1,577	TransCanada Corp., (Canada)	61,972
309	Valero Energy Corp.	19,807

		975,440

	Total Energy	982,613

	Financials — 22.7%
	Banks — 6.3%
8,867	Bank of America Corp. (j)	119,884
3,434	Citigroup, Inc. (j)	143,365
9	First Republic Bank	580
5,582	KeyCorp	61,624
238	SVB Financial Group (a)	24,265
16	Webster Financial Corp.	574
5,749	Wells Fargo & Co. (j)	278,031
529	Zions Bancorporation	12,812

		641,135

	Capital Markets — 5.3%
170	Ameriprise Financial, Inc.	15,946
243	BlackRock, Inc.	82,817
3,108	Charles Schwab Corp. (The)	87,095
936	Goldman Sachs Group, Inc. (The) (j)	146,894
801	Invesco Ltd. (j)	24,631
7,192	Morgan Stanley (j)	179,877

		537,260

	Consumer Finance — 1.0%
535	Ally Financial, Inc. (a)	10,006
1,863	Discover Financial Services (j)	94,842

		104,848

	Diversified Financial Services — 0.9%
364	Intercontinental Exchange, Inc.	85,551
136	Voya Financial, Inc.	4,041

		89,592

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Insurance — 6.8%
93	American International Group, Inc.	5,024
1,274	Arthur J. Gallagher & Co. (j)	56,648
2,878	Chubb Ltd., (Switzerland)	342,866
2,410	Marsh & McLennan Cos., Inc. (j)	146,513
3,144	MetLife, Inc.	138,169
278	XL Group plc, (Ireland)	10,239

		699,459

	Real Estate Investment Trusts (REITs) — 2.4%
50	American Campus Communities, Inc.	2,359
52	American Tower Corp.	5,358
427	AvalonBay Communities, Inc.	81,123
25	Boston Properties, Inc. (j)	3,224
289	HCP, Inc.	9,400
722	Kimco Realty Corp. (j)	20,786
683	LaSalle Hotel Properties	17,288
335	Liberty Property Trust	11,194
613	Omega Healthcare Investors, Inc.	21,626
1,212	Prologis, Inc. (j)	53,559
211	SL Green Realty Corp.	20,435
135	Spirit Realty Capital, Inc.	1,522

		247,874

	Total Financials	2,320,168

	Health Care — 18.4%
	Biotechnology — 5.2%
629	Alexion Pharmaceuticals, Inc. (a) (j)	87,588
314	Biogen, Inc. (a)	81,849
347	BioMarin Pharmaceutical, Inc. (a)	28,606
1,082	Celgene Corp. (a) (j)	108,251
1,492	Gilead Sciences, Inc.	137,080
259	Incyte Corp. (a)	18,779
872	Vertex Pharmaceuticals, Inc. (a) (j)	69,346

		531,499

	Health Care Equipment & Supplies — 0.3%
41	Abbott Laboratories	1,700
165	Becton, Dickinson and Co.	25,050

		26,750

	Health Care Providers & Services — 5.5%
820	Aetna, Inc.	92,166
131	Anthem, Inc.	18,208
61	Cigna Corp.	8,325
370	Humana, Inc.	67,757
953	McKesson Corp.	149,884
1,770	UnitedHealth Group, Inc. (j)	228,125

		564,465

	Life Sciences Tools & Services — 0.7%
452	Illumina, Inc. (a)	73,306

	Pharmaceuticals — 6.7%
681	Allergan plc (a)	182,542
1,785	Bristol-Myers Squibb Co. (j)	114,031
1,651	Eli Lilly & Co.	118,878
9,113	Pfizer, Inc. (j)	270,102

		685,553

	Total Health Care	1,881,573

	Industrials — 12.8%
	Aerospace & Defense — 4.0%
96	General Dynamics Corp.	12,614
2,370	Honeywell International, Inc.	265,528
289	L-3 Communications Holdings, Inc. (j)	34,267
224	Northrop Grumman Corp.	44,421

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Aerospace & Defense — continued
488	United Technologies Corp.	48,830

		405,660

	Airlines — 2.7%
2,508	Delta Air Lines, Inc. (j)	122,082
63	Spirit Airlines, Inc. (a)	3,008
2,463	United Continental Holdings, Inc. (a) (j)	147,446

		272,536

	Building Products — 1.1%
399	Allegion plc, (Ireland) (j)	25,397
224	Lennox International, Inc.	30,327
1,820	Masco Corp. (j)	57,228

		112,952

	Commercial Services & Supplies — 0.4%
75	Tyco International plc (j)	2,764
561	Waste Connections, Inc.	36,223

		38,987

	Industrial Conglomerates — 1.5%
4,981	General Electric Co. (j)	158,337

	Machinery — 2.0%
132	Ingersoll-Rand plc	8,164
1,233	PACCAR, Inc.	67,410
14	Snap-on, Inc.	2,261
1,250	Stanley Black & Decker, Inc. (j)	131,538

		209,373

	Road & Rail — 1.1%
13	Canadian Pacific Railway Ltd., (Canada)	1,717
20	Norfolk Southern Corp.	1,694
1,410	Union Pacific Corp.	112,130

		115,541

	Total Industrials	1,313,386

	Information Technology — 29.4%
	Electronic Equipment, Instruments & Components — 1.0%
111	Amphenol Corp., Class A	6,396
1,546	TE Connectivity Ltd., (Switzerland)	95,754

		102,150

	Internet Software & Services — 5.5%
163	Alphabet, Inc., Class A (a) (j)	124,233
344	Alphabet, Inc., Class C (a) (j)	256,504
1,622	Facebook, Inc., Class A (a) (j)	185,090

		565,827

	IT Services — 4.4%
936	Accenture plc, (Ireland), Class A	107,971
1,806	Fidelity National Information Services, Inc.	114,340
650	MasterCard, Inc., Class A	61,451
833	PayPal Holdings, Inc. (a)	32,135
187	Vantiv, Inc., Class A (a)	10,052
1,279	Visa, Inc., Class A	97,820
383	WEX, Inc. (a)	31,928

		455,697

	Semiconductors & Semiconductor Equipment — 8.9%
310	Analog Devices, Inc.	18,349
2,243	Broadcom Ltd., (Singapore)	346,487
3,098	Lam Research Corp.	255,915
3,602	Marvell Technology Group Ltd., (Bermuda)	37,141
1,628	NXP Semiconductors N.V., (Netherlands) (a)	131,955
178	Qorvo, Inc. (a)	8,980
119	Skyworks Solutions, Inc.	9,286
1,719	Texas Instruments, Inc.	98,708

		906,821

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Software — 5.2%
987	Adobe Systems, Inc. (a)	92,583
7,313	Microsoft Corp. (j)	403,895
289	Mobileye N.V., (Israel) (a)	10,784
262	Workday, Inc., Class A (a)	20,135

		527,397

	Technology Hardware, Storage & Peripherals — 4.4%
2,962	Apple, Inc.	322,851
2,015	Hewlett Packard Enterprise Co.	35,735
5,371	HP, Inc.	66,170
508	Western Digital Corp.	24,021

		448,777

	Total Information Technology	3,006,669

	Materials — 4.7%
	Chemicals — 2.5%
132	Albemarle Corp.	8,423
762	Axiall Corp. (j)	16,650
240	CF Industries Holdings, Inc.	7,507
1,090	Dow Chemical Co. (The)	55,437
516	E.I. du Pont de Nemours & Co.	32,644
1,551	Eastman Chemical Co.	112,010
953	Mosaic Co. (The)	25,720
22	PPG Industries, Inc. (j)	2,453

		260,844

	Construction Materials — 1.4%
616	Martin Marietta Materials, Inc. (j)	98,310
478	Vulcan Materials Co.	50,455

		148,765

	Containers & Packaging — 0.5%
773	Crown Holdings, Inc. (a)	38,338
229	WestRock Co.	8,943

		47,281

	Metals & Mining — 0.3%
1,618	United States Steel Corp. (j)	25,975

	Total Materials	482,865

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.1%
260	AT&T, Inc.	10,173
42	SBA Communications Corp., Class A (a) (j)	4,244

		14,417

	Wireless Telecommunication Services — 0.6%
1,609	T-Mobile US, Inc. (a) (j)	61,633

	Total Telecommunication Services	76,050

	Utilities — 2.4%
	Electric Utilities — 1.8%
213	American Electric Power Co., Inc.	14,157
293	Edison International (j)	21,032
648	NextEra Energy, Inc.	76,684
49	PG&E Corp.	2,915
6	Pinnacle West Capital Corp.	467
186	PPL Corp.	7,077
1,325	Xcel Energy, Inc.	55,415

		177,747

	Multi-Utilities — 0.6%
880	CMS Energy Corp. (j)	37,366
274	NiSource, Inc.	6,453
193	Sempra Energy	20,108

		63,927

	Water Utilities — 0.0% (g)
25	American Water Works Co., Inc.	1,751

	Total Utilities	243,425

	Total Common Stocks (Cost $10,460,349)	13,514,293

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
100,631	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $100,631)	100,631

	Total Investments — 133.0% (Cost $10,560,980)	13,614,924
	Liabilities in Excess of Other Assets — (33.0)%	(3,375,279)

	NET ASSETS — 100.0%	$10,239,645

Short Positions — 32.9%
Common Stocks — 32.9%
	Consumer Discretionary — 5.0%
	Auto Components — 0.9%
271	Autoliv, Inc., (Sweden)	32,137
494	Lear Corp.	54,905

		87,042

	Automobiles — 0.1%
1,102	Ford Motor Co.	14,877

	Hotels, Restaurants & Leisure — 0.8%
493	Darden Restaurants, Inc.	32,679
383	Marriott International, Inc., Class A	27,259
160	McDonald’s Corp.	20,058

		79,996

	Household Durables — 0.1%
196	Lennar Corp., Class A	9,493

	Internet & Catalog Retail — 0.1%
93	Netflix, Inc. (a)	9,556

	Leisure Products — 0.1%
133	Hasbro, Inc.	10,657

	Media — 1.8%
281	AMC Networks, Inc., Class A (a)	18,255
638	Discovery Communications, Inc., Class A (a)	18,252
1,249	Interpublic Group of Cos., Inc. (The)	28,658
734	Omnicom Group, Inc.	61,084
585	Scripps Networks Interactive, Inc., Class A	38,287
211	Walt Disney Co. (The)	20,963

		185,499

	Multiline Retail — 0.3%
338	Target Corp.	27,789

	Specialty Retail — 0.5%
30	AutoZone, Inc. (a)	23,702
579	Bed Bath & Beyond, Inc. (a)	28,761

		52,463

	Textiles, Apparel & Luxury Goods — 0.3%
367	Under Armour, Inc., Class A (a)	31,132

	Total Consumer Discretionary	508,504

	Consumer Staples — 3.6%
	Beverages — 0.2%
177	Brown-Forman Corp., Class B	17,391

	Food & Staples Retailing — 1.7%
504	CVS Health Corp.	52,243
772	Sysco Corp.	36,061
583	Wal-Mart Stores, Inc.	39,957
1,291	Whole Foods Market, Inc.	40,156

		168,417

	Food Products — 0.3%
329	General Mills, Inc.	20,866
134	Kellogg Co.	10,254
15	Kraft Heinz Co. (The)	1,171

		32,291

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Household Products — 1.4%
595	Church & Dwight Co., Inc.	54,865
645	Clorox Co. (The)	81,314
133	Colgate-Palmolive Co.	9,377

		145,556

	Total Consumer Staples	363,655

	Energy — 3.4%
	Energy Equipment & Services — 0.2%
418	FMC Technologies, Inc. (a)	11,436
30	Helmerich & Payne, Inc.	1,755
193	National Oilwell Varco, Inc.	5,995

		19,186

	Oil, Gas & Consumable Fuels — 3.2%
440	Apache Corp.	21,495
334	Cimarex Energy Co.	32,485
1,065	Devon Energy Corp.	29,221
1,415	Enbridge, Inc., (Canada)	55,058
295	Exxon Mobil Corp.	24,697
847	Marathon Oil Corp.	9,440
1,747	ONEOK, Inc.	52,179
53	Phillips 66	4,587
1,049	QEP Resources, Inc.	14,800
784	Range Resources Corp.	25,400
1,813	Spectra Energy Corp.	55,466
962	WPX Energy, Inc. (a)	6,723

		331,551

	Total Energy	350,737

	Financials — 5.2%
	Banks — 0.8%
484	Associated Banc-Corp.	8,682
34	CIT Group, Inc.	1,046
858	Fifth Third Bancorp	14,312
1,615	First Horizon National Corp.	21,163
1,256	People’s United Financial, Inc.	20,010
1,822	Regions Financial Corp.	14,306

		79,519

	Capital Markets — 0.5%
586	Franklin Resources, Inc.	22,867
422	T. Rowe Price Group, Inc.	31,014

		53,881

	Consumer Finance — 0.1%
159	American Express Co.	9,763

	Diversified Financial Services — 0.3%
151	CME Group, Inc.	14,529
278	Nasdaq, Inc.	18,472

		33,001

	Insurance — 1.5%
388	Aflac, Inc.	24,525
251	Aon plc, (United Kingdom)	26,170
268	Arch Capital Group Ltd., (Bermuda) (a)	19,070
944	Progressive Corp. (The)	33,169
441	Torchmark Corp.	23,860
165	Travelers Cos., Inc. (The)	19,284
167	W.R. Berkley Corp.	9,372

		155,450

	Real Estate Investment Trusts (REITs) — 2.0%
314	Digital Realty Trust, Inc.	27,748
208	Federal Realty Investment Trust	32,389
334	Healthcare Realty Trust, Inc.	10,324
345	Healthcare Trust of America, Inc., Class A	10,148
634	Host Hotels & Resorts, Inc.	10,585
31	Realty Income Corp.	1,907
534	UDR, Inc.	20,576
964	Ventas, Inc.	60,688
367	Welltower, Inc.	25,432

		199,797

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Thrifts & Mortgage Finance — 0.0% (g)
74	New York Community Bancorp, Inc.	1,178

	Total Financials	532,589

	Health Care — 3.3%
	Biotechnology — 0.6%
278	Amgen, Inc.	41,726
413	Ionis Pharmaceuticals, Inc. (a)	16,719

		58,445

	Health Care Equipment & Supplies — 1.2%
1,289	Baxter International, Inc.	52,946
130	C.R. Bard, Inc.	26,347
444	Medtronic plc, (Ireland)	33,334
140	Varian Medical Systems, Inc. (a)	11,227

		123,854

	Health Care Providers & Services — 0.6%
142	AmerisourceBergen Corp.	12,266
555	Cardinal Health, Inc.	45,457
149	Express Scripts Holding Co. (a)	10,225

		67,948

	Health Care Technology — 0.1%
9	athenahealth, Inc. (a)	1,221
169	Cerner Corp. (a)	8,945

		10,166

	Pharmaceuticals — 0.8%
565	AbbVie, Inc.	32,279
322	Johnson & Johnson	34,830
240	Merck & Co., Inc.	12,676

		79,785

	Total Health Care	340,198

	Industrials — 4.8%
	Aerospace & Defense — 1.3%
433	Boeing Co. (The)	54,973
359	Lockheed Martin Corp.	79,511

		134,484

	Air Freight & Logistics — 0.4%
534	C.H. Robinson Worldwide, Inc.	39,669

	Airlines — 0.6%
357	American Airlines Group, Inc.	14,620
994	Southwest Airlines Co.	44,531

		59,151

	Commercial Services & Supplies — 0.4%
614	Waste Management, Inc.	36,213

	Electrical Equipment — 0.9%
92	Acuity Brands, Inc.	20,023
646	Rockwell Automation, Inc.	73,479

		93,502

	Industrial Conglomerates — 0.4%
270	3M Co.	44,997

	Machinery — 0.3%
173	AGCO Corp.	8,583
378	Donaldson Co., Inc.	12,050
169	Dover Corp.	10,881
12	Illinois Tool Works, Inc.	1,260

		32,774

	Trading Companies & Distributors — 0.5%
472	Air Lease Corp.	15,164
298	Fastenal Co.	14,582
91	W.W. Grainger, Inc.	21,289

		51,035

	Total Industrials	491,825

	Information Technology — 3.9%
	Communications Equipment — 0.2%
638	Cisco Systems, Inc.	18,158

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 0.2%
709	VeriFone Systems, Inc. (a)	20,020

	Internet Software & Services — 0.0% (g)
49	LinkedIn Corp., Class A (a)	5,582

	IT Services — 0.5%
341	Fiserv, Inc. (a)	34,972
31	FleetCor Technologies, Inc. (a)	4,669
92	International Business Machines Corp.	13,921

		53,562

	Semiconductors & Semiconductor Equipment — 2.6%
862	Applied Materials, Inc.	18,261
781	Intel Corp.	25,277
728	Linear Technology Corp.	32,454
1,577	Microchip Technology, Inc.	76,002
928	NVIDIA Corp.	33,052
1,825	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	47,824
697	Xilinx, Inc.	33,048

		265,918

	Software — 0.3%
70	Citrix Systems, Inc. (a)	5,518
335	salesforce.com, Inc. (a)	24,762

		30,280

	Technology Hardware, Storage & Peripherals — 0.1%
288	Seagate Technology plc	9,911

	Total Information Technology	403,431

	Materials — 1.0%
	Chemicals — 0.5%
49	Agrium, Inc., (Canada)	4,353
123	Ecolab, Inc.	13,720
306	LyondellBasell Industries N.V., Class A	26,198
181	Westlake Chemical Corp.	8,376

		52,647

	Containers & Packaging — 0.3%
113	AptarGroup, Inc.	8,856
16	Avery Dennison Corp.	1,168
144	Ball Corp.	10,283
191	Sonoco Products Co.	9,266

		29,573

	Metals & Mining — 0.2%
1,844	Alcoa, Inc.	17,670

	Total Materials	99,890

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
140	CenturyLink, Inc.	4,481
658	Verizon Communications, Inc.	35,607

	Total Telecommunication Services	40,088

	Utilities — 2.3%
	Electric Utilities — 1.1%
653	Duke Energy Corp.	52,698
1,143	Southern Co. (The)	59,151

		111,849

	Multi-Utilities — 1.1%
877	Consolidated Edison, Inc.	67,166
437	Dominion Resources, Inc.	32,837
143	DTE Energy Co.	13,008

		113,011

	Water Utilities — 0.1%
242	Aqua America, Inc.	7,691

	Total Utilities	232,551

	Total Securities Sold Short (Proceeds $3,232,607)	$3,363,468

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
315	E-mini S&P 500	06/17/16	USD	$32,311	$1,136

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(j)	—	All or a portion of this security is segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,268,279
Aggregate gross unrealized depreciation	(214,335)

Net unrealized appreciation/depreciation	$3,053,944

Federal income tax cost of investments	$10,560,980

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies excluding exchange traded funds (“reits”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,614,924	$—	$—	$13,614,924

Total Liabilities for Securities Sold Short (a)	$(3,363,468)	$—	$—	$(3,363,468)

Appreciation in Other Financial Instruments
Futures Contracts	$1,136	$—	$—	$1,136

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 13.4%
	Auto Components — 2.2%
36	American Axle & Manufacturing Holdings, Inc. (a)	546
405	Cooper Tire & Rubber Co.	14,982
240	Dana Holding Corp.	3,385
313	Stoneridge, Inc. (a)	4,554
133	Tower International, Inc.	3,623

		27,090

	Distributors — 0.0% (g)
45	VOXX International Corp. (a)	200

	Diversified Consumer Services — 2.1%
50	Ascent Capital Group, Inc., Class A (a)	745
224	Houghton Mifflin Harcourt Co. (a)	4,470
90	K12, Inc. (a)	894
703	Regis Corp. (a)	10,679
192	Strayer Education, Inc. (a)	9,355

		26,143

	Hotels, Restaurants & Leisure — 3.2%
83	Bloomin’ Brands, Inc.	1,404
70	Bob Evans Farms, Inc.	3,287
36	Boyd Gaming Corp. (a)	738
156	Bravo Brio Restaurant Group, Inc. (a)	1,205
61	Diamond Resorts International, Inc. (a)	1,482
9	DineEquity, Inc.	832
510	Isle of Capri Casinos, Inc. (a)	7,137
123	Jack in the Box, Inc.	7,856
267	Ruby Tuesday, Inc. (a)	1,438
367	Sonic Corp.	12,886
82	Speedway Motorsports, Inc.	1,628

		39,893

	Household Durables — 0.8%
44	CSS Industries, Inc.	1,229
82	Leggett & Platt, Inc.	3,969
59	NACCO Industries, Inc., Class A	3,399
159	ZAGG, Inc. (a)	1,436

		10,033

	Leisure Products — 0.2%
147	Nautilus, Inc. (a)	2,834

	Media — 0.9%
73	Nexstar Broadcasting Group, Inc., Class A	3,241
269	Sinclair Broadcast Group, Inc., Class A	8,278

		11,519

	Multiline Retail — 0.6%
130	Big Lots, Inc.	5,906
16	Dillard’s, Inc., Class A	1,324

		7,230

	Specialty Retail — 3.2%
205	Abercrombie & Fitch Co., Class A	6,478
190	Children’s Place, Inc. (The)	15,834
71	Guess?, Inc.	1,338
416	Outerwall, Inc.	15,370

		39,020

	Textiles, Apparel & Luxury Goods — 0.2%
91	Movado Group, Inc.	2,505

	Total Consumer Discretionary	166,467

	Consumer Staples — 3.4%
	Food & Staples Retailing — 0.3%
87	Ingles Markets, Inc., Class A	3,277
27	Smart & Final Stores, Inc. (a)	441

		3,718

	Food Products — 2.8%
71	B&G Foods, Inc.	2,485
1,034	Darling Ingredients, Inc. (a)	13,615
250	Dean Foods Co.	4,325
160	Pilgrim’s Pride Corp. (a)	4,054
117	Pinnacle Foods, Inc.	5,205
43	Sanderson Farms, Inc.	3,878
19	Seneca Foods Corp., Class A (a)	671

		34,233

	Personal Products — 0.1%
17	Herbalife Ltd. (a)	1,053
13	Medifast, Inc.	389

		1,442

	Tobacco — 0.2%
50	Universal Corp.	2,818

	Total Consumer Staples	42,211

	Energy — 2.9%
	Energy Equipment & Services — 0.9%
61	Archrock, Inc.	487
131	Basic Energy Services, Inc. (a)	361
14	Exterran Corp. (a)	220
375	Gulfmark Offshore, Inc., Class A (a)	2,316
863	Key Energy Services, Inc. (a)	319
302	Parker Drilling Co. (a)	641

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
254	Pioneer Energy Services Corp. (a)	559
103	SEACOR Holdings, Inc. (a)	5,630
117	Unit Corp. (a)	1,027

		11,560

	Oil, Gas & Consumable Fuels — 2.0%
17	Adams Resources & Energy, Inc.	668
81	Alon USA Energy, Inc.	833
1,021	Bill Barrett Corp. (a)	6,350
58	Renewable Energy Group, Inc. (a)	546
250	REX American Resources Corp. (a)	13,884
384	Rex Energy Corp. (a)	295
660	Stone Energy Corp. (a)	521
38	Western Refining, Inc.	1,094

		24,191

	Total Energy	35,751

	Financials — 23.6%
	Banks — 7.8%
54	1st Source Corp.	1,735
77	BancFirst Corp.	4,374
210	BancorpSouth, Inc.	4,467
50	Banner Corp.	2,085
69	BBCN Bancorp, Inc.	1,045
213	Capital Bank Financial Corp., Class A	6,562
82	Cathay General Bancorp	2,323
337	Central Pacific Financial Corp.	7,328
32	Chemical Financial Corp.	1,149
21	Citizens & Northern Corp.	425
52	City Holding Co.	2,489
56	CoBiz Financial, Inc.	658
354	CVB Financial Corp.	6,170
4	East West Bancorp, Inc.	131
109	FCB Financial Holdings, Inc., Class A (a)	3,632
421	First Commonwealth Financial Corp.	3,727
7	First Financial Bancorp	125
25	First Interstate BancSystem, Inc., Class A	706
70	Flushing Financial Corp.	1,505
129	FNB Corp.	1,680
88	Fulton Financial Corp.	1,177
58	Great Western Bancorp, Inc.	1,571
35	Guaranty Bancorp	535
230	Investors Bancorp, Inc.	2,677
28	MainSource Financial Group, Inc.	588
58	National Penn Bancshares, Inc.	618
226	OFG Bancorp, (Puerto Rico)	1,583
56	PacWest Bancorp	2,084
24	Sierra Bancorp	430
33	Simmons First National Corp., Class A	1,505
15	Southside Bancshares, Inc.	397
41	Southwest Bancorp, Inc.	611
107	Suffolk Bancorp	2,691
211	TCF Financial Corp.	2,586
32	UMB Financial Corp.	1,663
296	Union Bankshares Corp.	7,288
19	Webster Financial Corp.	696
78	West Bancorporation, Inc.	1,417
255	Westamerica Bancorporation	12,402
148	Wilshire Bancorp, Inc.	1,520

		96,355

	Capital Markets — 0.6%
422	Cowen Group, Inc., Class A (a)	1,608
30	Federated Investors, Inc., Class B	865
151	Investment Technology Group, Inc.	3,346
165	KCG Holdings, Inc., Class A (a)	1,973

		7,792

	Consumer Finance — 0.5%
53	Cash America International, Inc.	2,040
9	Credit Acceptance Corp. (a)	1,652
69	Nelnet, Inc., Class A	2,709

		6,401

	Diversified Financial Services — 0.7%
69	MarketAxess Holdings, Inc.	8,564

	Insurance — 2.2%
15	Ambac Financial Group, Inc. (a)	242
204	American Equity Investment Life Holding Co.	3,425
24	Aspen Insurance Holdings Ltd., (Bermuda)	1,130
331	CNO Financial Group, Inc.	5,930
28	First American Financial Corp.	1,052
19	Global Indemnity plc, (Ireland) (a)	601
102	Kemper Corp.	3,010
45	Navigators Group, Inc. (The) (a)	3,799
84	Primerica, Inc.	3,736
71	ProAssurance Corp.	3,613
1	RenaissanceRe Holdings Ltd., (Bermuda)	64

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
13	Stewart Information Services Corp.	468

		27,070

	Real Estate Investment Trusts (REITs) — 8.4%
91	American Assets Trust, Inc.	3,613
13	Armada Hoffler Properties, Inc.	144
139	ARMOUR Residential REIT, Inc.	2,984
11	Ashford Hospitality Prime, Inc.	131
39	Ashford Hospitality Trust, Inc.	247
576	Capstead Mortgage Corp.	5,696
99	CBL & Associates Properties, Inc.	1,178
222	CoreSite Realty Corp.	15,514
25	Cousins Properties, Inc.	264
1,385	CYS Investments, Inc.	11,270
47	DCT Industrial Trust, Inc.	1,845
96	DiamondRock Hospitality Co.	976
54	EastGroup Properties, Inc.	3,272
58	EPR Properties	3,871
35	Equity LifeStyle Properties, Inc.	2,524
92	FelCor Lodging Trust, Inc.	749
49	First Industrial Realty Trust, Inc.	1,103
84	Franklin Street Properties Corp.	890
19	Gladstone Commercial Corp.	313
91	Government Properties Income Trust	1,631
121	Gramercy Property Trust	1,024
170	Hersha Hospitality Trust	3,617
99	Hospitality Properties Trust	2,629
155	LTC Properties, Inc.	7,026
87	Mack-Cali Realty Corp.	2,054
86	Monogram Residential Trust, Inc.	845
37	National Retail Properties, Inc.	1,691
97	Pennsylvania Real Estate Investment Trust	2,113
52	Post Properties, Inc.	3,100
179	Potlatch Corp.	5,629
17	PS Business Parks, Inc.	1,729
179	Ramco-Gershenson Properties Trust	3,222
252	RLJ Lodging Trust	5,759
47	Saul Centers, Inc.	2,513
22	Silver Bay Realty Trust Corp.	322
31	Summit Hotel Properties, Inc.	372
32	Taubman Centers, Inc.	2,294

		104,154

	Real Estate Management & Development — 1.0%
125	Alexander & Baldwin, Inc.	4,596
613	Forestar Group, Inc. (a)	7,992
19	St. Joe Co. (The) (a)	328

		12,916

	Thrifts & Mortgage Finance — 2.4%
24	Astoria Financial Corp.	375
18	BankFinancial Corp.	209
85	Beneficial Bancorp, Inc. (a)	1,166
19	Capitol Federal Financial, Inc.	253
72	Charter Financial Corp.	968
569	Meridian Bancorp, Inc.	7,925
215	MGIC Investment Corp. (a)	1,649
207	NMI Holdings, Inc., Class A (a)	1,044
584	Northfield Bancorp, Inc.	9,603
65	OceanFirst Financial Corp.	1,144
150	Oritani Financial Corp.	2,551
126	Walker & Dunlop, Inc. (a)	3,053

		29,940

	Total Financials	293,192

	Health Care — 14.4%
	Biotechnology — 4.9%
142	ACADIA Pharmaceuticals, Inc. (a)	3,976
92	Adamas Pharmaceuticals, Inc. (a)	1,332
15	Aduro Biotech, Inc. (a)	197
119	Aegerion Pharmaceuticals, Inc. (a)	440
36	Aimmune Therapeutics, Inc. (a)	488
289	Amicus Therapeutics, Inc. (a)	2,442
49	Anacor Pharmaceuticals, Inc. (a)	2,592
8	Applied Genetic Technologies Corp. (a)	113
32	Ardelyx, Inc. (a)	247
342	Arrowhead Research Corp. (a)	1,648
53	Atara Biotherapeutics, Inc. (a)	1,012
178	aTyr Pharma, Inc. (a)	701
44	Avalanche Biotechnologies, Inc. (a)	225
31	Avexis, Inc. (a)	831
135	Bellicum Pharmaceuticals, Inc. (a)	1,261
42	Blueprint Medicines Corp. (a)	764
39	Cara Therapeutics, Inc. (a)	243
73	ChemoCentryx, Inc. (a)	182
56	Chiasma, Inc. (a)	513
38	Chimerix, Inc. (a)	196
74	Coherus Biosciences, Inc. (a)	1,563
21	Dicerna Pharmaceuticals, Inc. (a)	112

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
93	Dimension Therapeutics, Inc. (a)	731
103	Edge Therapeutics, Inc. (a)	942
85	FibroGen, Inc. (a)	1,816
100	Flexion Therapeutics, Inc. (a)	923
86	Global Blood Therapeutics, Inc. (a)	1,364
105	Halozyme Therapeutics, Inc. (a)	995
82	Heron Therapeutics, Inc. (a)	1,557
186	Idera Pharmaceuticals, Inc. (a)	369
71	Immune Design Corp. (a)	919
193	Infinity Pharmaceuticals, Inc. (a)	1,017
150	Karyopharm Therapeutics, Inc. (a)	1,335
27	Kite Pharma, Inc. (a)	1,244
63	MacroGenics, Inc. (a)	1,183
136	Merrimack Pharmaceuticals, Inc. (a)	1,134
65	Mirati Therapeutics, Inc. (a)	1,400
83	Neurocrine Biosciences, Inc. (a)	3,275
132	Nivalis Therapeutics, Inc. (a)	549
42	Ophthotech Corp. (a)	1,758
24	Portola Pharmaceuticals, Inc. (a)	492
55	Proteostasis Therapeutics, Inc. (a)	533
77	Prothena Corp. plc, (Ireland) (a)	3,161
165	PTC Therapeutics, Inc. (a)	1,061
54	Radius Health, Inc. (a)	1,688
56	Sage Therapeutics, Inc. (a)	1,802
43	Seres Therapeutics, Inc. (a)	1,147
54	Spark Therapeutics, Inc. (a)	1,585
651	Synergy Pharmaceuticals, Inc. (a)	1,797
83	Tokai Pharmaceuticals, Inc. (a)	466
63	Trius Therapeutics, Inc. (a)	—	(h)
36	Ultragenyx Pharmaceutical, Inc. (a)	2,254
55	Versartis, Inc. (a)	439
66	Xencor, Inc. (a)	880
12	Zafgen, Inc. (a)	78

		60,972

	Health Care Equipment & Supplies — 3.2%
24	CONMED Corp.	1,019
197	Inogen, Inc. (a)	8,875
76	LivaNova plc, (United Kingdom) (a)	4,097
53	NuVasive, Inc. (a)	2,598
151	Orthofix International N.V. (a)	6,282
9	Penumbra, Inc. (a)	423
374	Quidel Corp. (a)	6,454
230	SurModics, Inc. (a)	4,225
21	Utah Medical Products, Inc.	1,313
261	Wright Medical Group N.V., (Netherlands) (a)	4,324

		39,610

	Health Care Providers & Services — 4.2%
46	Addus HomeCare Corp. (a)	791
27	Adeptus Health, Inc., Class A (a)	1,483
205	Alliance HealthCare Services, Inc. (a)	1,477
35	Amsurg Corp. (a)	2,581
124	Centene Corp. (a)	7,641
538	Cross Country Healthcare, Inc. (a)	6,257
70	Landauer, Inc.	2,328
108	Molina Healthcare, Inc. (a)	6,991
237	Owens & Minor, Inc.	9,567
285	Surgical Care Affiliates, Inc. (a)	13,166

		52,282

	Health Care Technology — 0.2%
180	HMS Holdings Corp. (a)	2,586

	Life Sciences Tools & Services — 0.7%
63	Affymetrix, Inc. (a)	877
27	Cambrex Corp. (a)	1,193
68	INC Research Holdings, Inc., Class A (a)	2,786
64	PAREXEL International Corp. (a)	4,002

		8,858

	Pharmaceuticals — 1.2%
83	Amphastar Pharmaceuticals, Inc. (a)	991
131	Axsome Therapeutics, Inc. (a)	1,127
250	BioDelivery Sciences International, Inc. (a)	807
144	Flex Pharma, Inc. (a)	1,576
11	Intra-Cellular Therapies, Inc. (a)	317
469	Orexigen Therapeutics, Inc. (a)	264
51	Pacira Pharmaceuticals, Inc. (a)	2,681
95	Prestige Brands Holdings, Inc. (a)	5,067
62	Relypsa, Inc. (a)	837
45	Revance Therapeutics, Inc. (a)	777
52	TherapeuticsMD, Inc. (a)	332

		14,776

	Total Health Care	179,084

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 12.7%
	Aerospace & Defense — 1.6%
406	AAR Corp.	9,438
411	DigitalGlobe, Inc. (a)	7,107
59	Moog, Inc., Class A (a)	2,713

		19,258

	Air Freight & Logistics — 0.2%
71	Atlas Air Worldwide Holdings, Inc. (a)	2,997

	Airlines — 1.2%
127	Alaska Air Group, Inc.	10,441
82	Hawaiian Holdings, Inc. (a)	3,870

		14,311

	Building Products — 0.6%
198	Continental Building Products, Inc. (a)	3,679
121	Gibraltar Industries, Inc. (a)	3,446

		7,125

	Commercial Services & Supplies — 3.3%
1,223	ACCO Brands Corp. (a)	10,986
102	Deluxe Corp.	6,343
226	Ennis, Inc.	4,422
300	Essendant, Inc.	9,594
62	Interface, Inc.	1,153
58	VSE Corp.	3,904
190	West Corp.	4,327

		40,729

	Construction & Engineering — 1.4%
132	Argan, Inc.	4,638
211	EMCOR Group, Inc.	10,254
112	MasTec, Inc. (a)	2,259

		17,151

	Machinery — 1.9%
42	Blount International, Inc. (a)	415
310	Briggs & Stratton Corp.	7,422
314	Douglas Dynamics, Inc.	7,201
51	Hurco Cos., Inc.	1,676
22	Hyster-Yale Materials Handling, Inc.	1,439
116	Kadant, Inc.	5,220
9	Watts Water Technologies, Inc., Class A	491

		23,864

	Marine — 0.8%
259	Matson, Inc.	10,420

	Professional Services — 0.4%
129	Barrett Business Services, Inc.	3,712
39	Franklin Covey Co. (a)	686

		4,398

	Road & Rail — 0.7%
110	ArcBest Corp.	2,373
23	PAM Transportation Services, Inc. (a)	715
117	Swift Transportation Co. (a)	2,170
203	USA Truck, Inc. (a)	3,815

		9,073

	Trading Companies & Distributors — 0.6%
71	Applied Industrial Technologies, Inc.	3,099
158	DXP Enterprises, Inc. (a)	2,767
145	Titan Machinery, Inc. (a)	1,679

		7,545

	Total Industrials	156,871

	Information Technology — 19.0%
	Communications Equipment — 3.0%
562	Harmonic, Inc. (a)	1,836
187	InterDigital, Inc.	10,390
110	NETGEAR, Inc. (a)	4,453
176	Plantronics, Inc.	6,890
675	Polycom, Inc. (a)	7,525
177	Ubiquiti Networks, Inc. (a)	5,885

		36,979

	Electronic Equipment, Instruments & Components — 2.4%
22	Benchmark Electronics, Inc. (a)	502
18	Coherent, Inc. (a)	1,636
47	Insight Enterprises, Inc. (a)	1,349
1,245	InvenSense, Inc. (a)	10,457
129	Sanmina Corp. (a)	3,004
154	Tech Data Corp. (a)	11,823
92	Vishay Intertechnology, Inc.	1,125

		29,896

	Internet Software & Services — 2.5%
2,074	Bazaarvoice, Inc. (a)	6,532
125	Blucora, Inc. (a)	645
699	EarthLink Holdings Corp.	3,961
278	Marchex, Inc., Class B	1,235
107	Mimecast Ltd., (United Kingdom) (a)	1,039
174	MINDBODY, Inc., Class A (a)	2,318
277	Web.com Group, Inc. (a)	5,482
132	WebMD Health Corp. (a)	8,255

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
213	Xactly Corp. (a)	1,458

		30,925

	IT Services — 3.1%
417	Convergys Corp.	11,580
209	CSG Systems International, Inc.	9,447
32	EVERTEC, Inc., (Puerto Rico)	450
51	Heartland Payment Systems, Inc.	4,877
111	Science Applications International Corp.	5,915
468	Unisys Corp. (a)	3,604
46	Vantiv, Inc., Class A (a)	2,468

		38,341

	Semiconductors & Semiconductor Equipment — 2.4%
178	Advanced Energy Industries, Inc. (a)	6,189
150	Alpha & Omega Semiconductor Ltd. (a)	1,777
475	Cohu, Inc.	5,648
287	Integrated Device Technology, Inc. (a)	5,874
281	Intersil Corp., Class A	3,760
24	Microsemi Corp. (a)	911
18	Silicon Laboratories, Inc. (a)	796
55	Tessera Technologies, Inc.	1,690
597	Xcerra Corp. (a)	3,893

		30,538

	Software — 5.6%
179	ACI Worldwide, Inc. (a)	3,715
362	Aspen Technology, Inc. (a)	13,072
168	AVG Technologies N.V., (Netherlands) (a)	3,492
127	Barracuda Networks, Inc. (a)	1,959
76	Fair Isaac Corp.	8,010
29	Manhattan Associates, Inc. (a)	1,632
203	Mentor Graphics Corp.	4,127
31	Progress Software Corp. (a)	740
61	Rapid7, Inc. (a)	802
592	Rovi Corp. (a)	12,138
475	Take-Two Interactive Software, Inc. (a)	17,897
120	VASCO Data Security International, Inc. (a)	1,850

		69,434

	Total Information Technology	236,113

	Materials — 2.7%
	Chemicals — 1.2%
80	Innophos Holdings, Inc.	2,460
50	Intrepid Potash, Inc. (a)	56
106	Minerals Technologies, Inc.	6,038
72	Olin Corp.	1,247
245	OMNOVA Solutions, Inc. (a)	1,359
376	Rayonier Advanced Materials, Inc.	3,573

		14,733

	Containers & Packaging — 0.9%
808	Graphic Packaging Holding Co.	10,386
30	Myers Industries, Inc.	383

		10,769

	Metals & Mining — 0.5%
48	Commercial Metals Co.	809
165	Worthington Industries, Inc.	5,877

		6,686

	Paper & Forest Products — 0.1%
39	Domtar Corp.	1,567

	Total Materials	33,755

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
1,700	Cincinnati Bell, Inc. (a)	6,578
23	General Communication, Inc., Class A (a)	425
177	Ooma, Inc. (a)	1,045
81	Vonage Holdings Corp. (a)	371
259	Windstream Holdings, Inc.	1,989

	Total Telecommunication Services	10,408

	Utilities — 4.1%
	Electric Utilities — 1.1%
99	El Paso Electric Co.	4,542
73	PNM Resources, Inc.	2,469
147	Portland General Electric Co.	5,797
76	Spark Energy, Inc., Class A	1,366

		14,174

	Gas Utilities — 1.4%
45	AGL Resources, Inc.	2,961
58	Laclede Group, Inc. (The)	3,936
95	New Jersey Resources Corp.	3,450
56	Piedmont Natural Gas Co., Inc.	3,356
50	Southwest Gas Corp.	3,266

		16,969

	Independent Power & Renewable Electricity Producers — 0.7%
1,181	Atlantic Power Corp.	2,906

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Independent Power & Renewable Electricity Producers — continued
126		Ormat Technologies, Inc.	5,204

			8,110

		Multi-Utilities — 0.2%
25		Avista Corp.	1,003
27		NorthWestern Corp.	1,661

			2,664

		Water Utilities — 0.7%
210		American States Water Co.	8,258

		Total Utilities	50,175

		Total Common Stocks (Cost $1,176,077)	1,204,027

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 4.6%
		Investment Company — 4.6%
57,231		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%, (b) (l) (Cost $57,231)	57,231

		Total Investments — 101.7% (Cost $1,233,308)	1,261,258
		Liabilities in Excess of Other Assets — (1.7)%	(20,518)

		NET ASSETS — 100.0%	$1,240,740

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
249	E-mini Russell 2000	06/17/16	USD	$27,629	$1,296

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares, number of warrants or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,740
Aggregate gross unrealized depreciation	(109,790)

Net unrealized appreciation/depreciation	$27,950

Federal income tax cost of investments	$1,233,308

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$166,467	$—	$—		$166,467
Consumer Staples	42,211	—	—		42,211
Energy	35,751	—	—		35,751
Financials	293,192	—	—		293,192
Health Care	179,084	—	—	(a)	179,084
Industrials	156,871	—	—		156,871
Information Technology	236,113	—	—		236,113
Materials	33,755	—	—		33,755
Telecommunication Services	10,408	—	—		10,408
Utilities	50,175	—	—		50,175

Total Common Stocks	1,204,027	—	—	(a)	1,204,027

Warrants
Financials	—	—	—	(b)	—	(b)
Short-Term Investment
Investment Company	57,231	—	—		57,231

Total Investments in Securities	1,261,258	—	—	(a)	1,261,258

Appreciation in Other Financial Instruments
Futures Contracts	$1,296	$—	$—		$1,296

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended March 31, 2016.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
Consumer Discretionary — 16.0%
	Distributors — 1.3%
1,308	Genuine Parts Co.	129,913

	Hotels, Restaurants & Leisure — 1.5%
1,013	Brinker International, Inc.	46,529
2,101	ClubCorp Holdings, Inc.	29,500
1,642	Hilton Worldwide Holdings, Inc.	36,985
3,631	La Quinta Holdings, Inc. (a)	45,382

		158,396

	Household Durables — 0.5%
909	Jarden Corp. (a)	53,603

	Internet & Catalog Retail — 0.8%
725	Expedia, Inc.	78,116

	Media — 4.8%
1,234	CBS Corp. (Non-Voting), Class B	67,975
458	Charter Communications, Inc., Class A (a)	92,612
3,970	Clear Channel Outdoor Holdings, Inc., Class A	18,659
2,518	DISH Network Corp., Class A (a)	116,474
2,739	Entercom Communications Corp., Class A (a)	28,984
3,176	Media General, Inc. (a)	51,802
516	Nexstar Broadcasting Group, Inc., Class A	22,856
1,253	TEGNA, Inc.	29,399
708	Time Warner, Inc.	51,351
872	Time, Inc.	13,462

		493,574

	Multiline Retail — 1.2%
2,593	Kohl’s Corp.	120,874

	Specialty Retail — 4.9%
108	AutoZone, Inc. (a)	85,660
1,448	Bed Bath & Beyond, Inc. (a)	71,884
3,254	Best Buy Co., Inc.	105,551
2,613	Gap, Inc. (The)	76,810
552	Home Depot, Inc. (The)	73,628
1,325	Tiffany & Co.	97,228

		510,761

	Textiles, Apparel & Luxury Goods — 1.0%
888	Columbia Sportswear Co.	53,384
1,765	Hanesbrands, Inc.	50,023

		103,407

	Total Consumer Discretionary	1,648,644

Consumer Staples — 5.4%
	Beverages — 0.6%
750	Dr. Pepper Snapple Group, Inc.	67,036

	Food & Staples Retailing — 1.7%
849	CVS Health Corp.	88,067
2,173	Kroger Co. (The)	83,109

		171,176

	Food Products — 1.4%
925	Post Holdings, Inc. (a)	63,606
969	TreeHouse Foods, Inc. (a)	84,085

		147,691

	Household Products — 1.7%
1,102	Energizer Holdings, Inc.	44,652
1,606	Procter & Gamble Co. (The)	132,165

		176,817

	Total Consumer Staples	562,720

Energy — 6.6%
	Oil, Gas & Consumable Fuels — 6.6%
739	EQT Corp.	49,725
3,291	Exxon Mobil Corp.	275,070
2,334	HollyFrontier Corp.	82,431
4,103	Kinder Morgan, Inc.	73,283
1,550	Marathon Petroleum Corp.	57,614
1,648	PBF Energy, Inc., Class A	54,712
982	Phillips 66	85,040

	Total Energy	677,875

Financials — 34.2%
	Banks — 13.6%
13,075	Bank of America Corp.	176,767
1,150	CIT Group, Inc.	35,685
2,324	Citigroup, Inc.	97,037
4,231	Citizens Financial Group, Inc.	88,646
3,959	Fifth Third Bancorp	66,069
825	First Republic Bank	54,970
1,338	M&T Bank Corp.	148,545
511	National Bank Holdings Corp., Class A	10,419
1,538	PNC Financial Services Group, Inc. (The)	130,026
2,790	SunTrust Banks, Inc.	100,660
2,843	U.S. Bancorp	115,381
7,868	Wells Fargo & Co.	380,497

		1,404,702

	Capital Markets — 2.7%
1,261	Charles Schwab Corp. (The)	35,325
514	Legg Mason, Inc.	17,838

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
2,084	Morgan Stanley	52,123
765	Northern Trust Corp.	49,870
1,648	T. Rowe Price Group, Inc.	121,042

		276,198

	Consumer Finance — 2.8%
4,235	Ally Financial, Inc. (a)	79,272
3,107	Capital One Financial Corp.	215,339

		294,611

	Insurance — 10.0%
65	Alleghany Corp. (a)	32,324
1,589	Allied World Assurance Co. Holdings AG, (Switzerland)	55,527
2,746	American International Group, Inc.	148,443
668	Chubb Ltd., (Switzerland)	79,605
3,215	CNO Financial Group, Inc.	57,616
2,796	Hartford Financial Services Group, Inc. (The)	128,826
5,207	Loews Corp.	199,221
859	Marsh & McLennan Cos., Inc.	52,206
1,011	Prudential Financial, Inc.	73,007
1,081	Travelers Cos., Inc. (The)	126,129
2,489	Unum Group	76,954

		1,029,858

	Real Estate Investment Trusts (REITs) — 4.8%
5,687	American Homes 4 Rent, Class A	90,427
2,705	Brixmor Property Group, Inc.	69,297
895	EastGroup Properties, Inc.	54,013
1,359	HCP, Inc.	44,286
1,819	Kimco Realty Corp.	52,348
1,975	Outfront Media, Inc.	41,677
3,462	Rayonier, Inc.	85,443
1,866	Weyerhaeuser Co.	57,808

		495,299

	Real Estate Management & Development — 0.3%
915	Brookfield Asset Management, Inc., (Canada), Class A	31,823

	Total Financials	3,532,491

Health Care — 9.1%
	Health Care Providers & Services — 3.2%
976	Aetna, Inc.	109,624
892	HCA Holdings, Inc. (a)	69,597
1,147	UnitedHealth Group, Inc.	147,874

		327,095

	Pharmaceuticals — 5.9%
1,558	Johnson & Johnson	168,565
2,823	Merck & Co., Inc.	149,359
9,787	Pfizer, Inc.	290,075

		607,999

	Total Health Care	935,094

Industrials — 7.4%
	Aerospace & Defense — 2.1%
849	Honeywell International, Inc.	95,142
1,236	United Technologies Corp.	123,743

		218,885

	Airlines — 1.6%
3,299	Delta Air Lines, Inc.	160,590

	Industrial Conglomerates — 1.0%
1,024	Carlisle Cos., Inc.	101,911

	Machinery — 1.9%
1,622	Dover Corp.	104,337
912	Illinois Tool Works, Inc.	93,405

		197,742

	Trading Companies & Distributors — 0.8%
372	W.W. Grainger, Inc.	86,789

	Total Industrials	765,917

Information Technology — 7.4%
	Communications Equipment — 1.1%
4,036	Cisco Systems, Inc.	114,916

	Electronic Equipment, Instruments & Components — 0.7%
1,091	Arrow Electronics, Inc. (a)	70,273

	IT Services — 0.4%
1,067	PayPal Holdings, Inc. (a)	41,182

	Semiconductors & Semiconductor Equipment — 3.2%
579	Analog Devices, Inc.	34,242
806	KLA-Tencor Corp.	58,692
1,990	QUALCOMM, Inc.	101,781
2,323	Texas Instruments, Inc.	133,364

		328,079

	Software — 1.3%
2,418	Microsoft Corp.	133,540

	Technology Hardware, Storage & Peripherals — 0.7%
2,453	Hewlett Packard Enterprise Co.	43,490
2,605	HP, Inc.	32,092

		75,582

	Total Information Technology	763,572

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Materials — 3.9%
	Chemicals — 0.4%
1,426	Mosaic Co. (The)	38,491

	Construction Materials — 1.1%
704	Martin Marietta Materials, Inc.	112,273

	Containers & Packaging — 1.9%
1,414	Ball Corp.	100,776
2,536	WestRock Co.	98,992

		199,768

	Paper & Forest Products — 0.5%
3,979	KapStone Paper & Packaging Corp.	55,102

	Total Materials	405,634

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.3%
2,397	Verizon Communications, Inc.	129,603

	Wireless Telecommunication Services — 0.9%
2,422	T-Mobile US, Inc. (a)	92,763

	Total Telecommunication Services	222,366

Utilities — 6.9%
	Electric Utilities — 6.2%
1,788	American Electric Power Co., Inc.	118,750
1,218	Duke Energy Corp.	98,252
1,237	Edison International	88,960
1,623	Eversource Energy	94,703
995	NextEra Energy, Inc.	117,748
2,824	Xcel Energy, Inc.	118,091

		636,504

	Multi-Utilities — 0.7%
743	Sempra Energy	77,278

	Total Utilities	713,782

	Total Common Stocks (Cost $9,043,473)	10,228,095

Short-Term Investment — 1.1%
	Investment Company — 1.1%
116,970	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $116,970)	116,970

	Total Investments — 100.2% (Cost $9,160,443)	10,345,065
	Liabilities in Excess of Other Assets — (0.2)%	(23,502)

	NET ASSETS — 100.0%	$10,321,563

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,547,735
Aggregate gross unrealized depreciation	(363,113)

Net unrealized appreciation/depreciation	$1,184,622

Federal income tax cost of investments	$9,160,443

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,345,065	$—	$—	$10,345,065

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 13.7%
		Auto Components — 0.1%
3		Johnson Controls, Inc.	131
3		Magna International, Inc., (Canada)	117

			248

		Automobiles — 0.4%
54		Ford Motor Co.	727
9		General Motors Co. (o)	274

			1,001

		Hotels, Restaurants & Leisure — 1.3%
–	(h)	Chipotle Mexican Grill, Inc. (a)	131
15		Royal Caribbean Cruises Ltd.	1,258
23		Starbucks Corp. (o)	1,394
7		Yum! Brands, Inc.	542

			3,325

		Household Durables — 0.9%
20		D.R. Horton, Inc.	617
9		Harman International Industries, Inc.	764
30		PulteGroup, Inc.	564
7		Toll Brothers, Inc. (a)	219

			2,164

		Internet & Catalog Retail — 1.4%
6		Amazon.com, Inc. (a) (o)	3,683

		Media — 4.5%
8		CBS Corp. (Non-Voting), Class B	463
6		Charter Communications, Inc., Class A (a)	1,244
54		Comcast Corp., Class A	3,324
14		DISH Network Corp., Class A (a)	660
3		Time Warner Cable, Inc.	673
39		Time Warner, Inc. (o)	2,823
90		Twenty-First Century Fox, Inc., Class A (o)	2,500

			11,687

		Multiline Retail — 0.7%
14		Dollar General Corp.	1,174
8		Target Corp.	689

			1,863

		Specialty Retail — 3.7%
2		AutoNation, Inc. (a)	92
15		Best Buy Co., Inc.	502
27		Home Depot, Inc. (The)	3,634
36		Lowe’s Cos., Inc. (o)	2,708
1		O’Reilly Automotive, Inc. (a)	333
2		Ross Stores, Inc.	142
5		Tiffany & Co.	346
23		TJX Cos., Inc. (The) (o)	1,799

			9,556

		Textiles, Apparel & Luxury Goods — 0.7%
2		lululemon athletica, Inc., (Canada) (a)	106
1		PVH Corp.	117
4		Ralph Lauren Corp.	418
18		V.F. Corp. (o)	1,172

			1,813

		Total Consumer Discretionary	35,340

Consumer Staples — 9.2%
		Beverages — 3.4%
2		Boston Beer Co., Inc. (The), Class A (a)	355
35		Coca-Cola Co. (The) (o)	1,630
7		Constellation Brands, Inc., Class A (o)	1,106
3		Dr. Pepper Snapple Group, Inc.	235
17		Molson Coors Brewing Co., Class B	1,676
35		PepsiCo, Inc.	3,635

			8,637

		Food & Staples Retailing — 1.2%
11		Costco Wholesale Corp. (o)	1,687
1		CVS Health Corp. (o)	61
29		Kroger Co. (The)	1,116
3		Walgreens Boots Alliance, Inc.	269
1		Wal-Mart Stores, Inc.	36

			3,169

		Food Products — 1.3%
5		Archer-Daniels-Midland Co. (o)	175
10		Hershey Co. (The)	919
1		Mead Johnson Nutrition Co.	93
56		Mondelez International, Inc., Class A (o)	2,257

			3,444

		Household Products — 2.0%
16		Kimberly-Clark Corp. (o)	2,214
34		Procter & Gamble Co. (The)	2,806

			5,020

		Personal Products — 0.1%
3		Estee Lauder Cos., Inc. (The), Class A	293

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Tobacco — 1.2%
31		Philip Morris International, Inc. (o)	3,064

		Total Consumer Staples	23,627

Energy — 6.7%
		Energy Equipment & Services — 0.7%
8		Baker Hughes, Inc.	329
22		Halliburton Co.	776
3		National Oilwell Varco, Inc.	106
9		Schlumberger Ltd. (o)	673

			1,884

		Oil, Gas & Consumable Fuels — 6.0%
30		Cabot Oil & Gas Corp.	682
–	(h)	California Resources Corp. (o)	–	(h)
32		Chevron Corp.	3,087
23		ConocoPhillips	938
6		Diamondback Energy, Inc. (a)	495
13		EOG Resources, Inc.	944
12		EQT Corp.	790
47		Exxon Mobil Corp.	3,949
3		Hess Corp.	148
19		Kinder Morgan, Inc.	333
4		Marathon Petroleum Corp.	162
25		Occidental Petroleum Corp. (o)	1,703
9		Pioneer Natural Resources Co.	1,257
13		Valero Energy Corp.	852

			15,340

		Total Energy	17,224

Financials — 15.4%
		Banks — 4.8%
233		Bank of America Corp. (o)	3,155
6		BB&T Corp.	190
78		Citigroup, Inc.	3,245
7		Comerica, Inc.	264
11		Fifth Third Bancorp	176
35		KeyCorp	382
2		SVB Financial Group (a)	225
98		Wells Fargo & Co.	4,755

			12,392

		Capital Markets — 2.8%
2		Ameriprise Financial, Inc.	199
6		Bank of New York Mellon Corp. (The)	224
3		BlackRock, Inc.	972
40		Charles Schwab Corp. (The) (o)	1,108
5		Goldman Sachs Group, Inc. (The) (o)	717
39		Invesco Ltd. (o)	1,189
66		Morgan Stanley (o)	1,659
15		State Street Corp. (o)	859
11		TD Ameritrade Holding Corp.	358

			7,285

		Consumer Finance — 0.7%
7		Capital One Financial Corp.	459
14		Discover Financial Services	703
22		Synchrony Financial (a) (o)	633

			1,795

		Diversified Financial Services — 1.8%
24		Berkshire Hathaway, Inc., Class B (a) (o)	3,468
4		Intercontinental Exchange, Inc. (o)	1,044
9		Voya Financial, Inc.	253

			4,765

		Insurance — 2.5%
18		American International Group, Inc. (o)	960
9		Arthur J. Gallagher & Co.	394
17		Chubb Ltd., (Switzerland)	2,032
3		Lincoln National Corp.	133
47		MetLife, Inc. (o)	2,055
3		Prudential Financial, Inc.	239
14		XL Group plc, (Ireland)	512

			6,325

		Real Estate Investment Trusts (REITs) — 2.8%
6		American Tower Corp.	616
3		Apartment Investment & Management Co., Class A	128
6		AvalonBay Communities, Inc.	1,127
4		Boston Properties, Inc.	516
21		DiamondRock Hospitality Co.	214
2		Equinix, Inc.	553
1		Essex Property Trust, Inc.	274
15		HCP, Inc.	477
22		Kimco Realty Corp.	633
10		LaSalle Hotel Properties	258
10		Liberty Property Trust	329
17		Prologis, Inc.	758
1		Public Storage	204
1		Simon Property Group, Inc. (o)	305
4		SL Green Realty Corp.	363
5		STORE Capital Corp.	118

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Real Estate Investment Trusts (REITs) — continued
3		Vornado Realty Trust	246

			7,119

		Total Financials	39,681

Health Care — 14.7%
		Biotechnology — 3.3%
5		Alexion Pharmaceuticals, Inc. (a)	754
7		Biogen, Inc. (a) (o)	1,706
4		BioMarin Pharmaceutical, Inc. (a)	290
22		Celgene Corp. (a) (o)	2,227
30		Gilead Sciences, Inc. (o)	2,798
–	(h)	Regeneron Pharmaceuticals, Inc. (a)	89
8		Vertex Pharmaceuticals, Inc. (a)	600

			8,464

		Health Care Equipment & Supplies — 1.6%
46		Abbott Laboratories (o)	1,906
84		Boston Scientific Corp. (a) (o)	1,576
6		Stryker Corp. (o)	691

			4,173

		Health Care Providers & Services — 3.5%
13		Aetna, Inc. (o)	1,444
4		Cigna Corp.	516
5		Express Scripts Holding Co. (a)	340
2		HCA Holdings, Inc. (a)	145
7		Humana, Inc.	1,345
15		McKesson Corp.	2,356
3		Quest Diagnostics, Inc.	182
22		UnitedHealth Group, Inc. (o)	2,834

			9,162

		Life Sciences Tools & Services — 0.6%
4		Illumina, Inc. (a)	715
6		Thermo Fisher Scientific, Inc.	898

			1,613

		Pharmaceuticals — 5.7%
8		Allergan plc (a) (o)	2,104
49		Bristol-Myers Squibb Co. (o)	3,136
33		Eli Lilly & Co.	2,365
24		Johnson & Johnson	2,597
16		Merck & Co., Inc. (o)	844
5		Mylan N.V. (a)	251
111		Pfizer, Inc.	3,293

			14,590

		Total Health Care	38,002

Industrials — 9.8%
		Aerospace & Defense — 3.0%
25		Honeywell International, Inc. (o)	2,835
9		L-3 Communications Holdings, Inc.	1,087
4		Northrop Grumman Corp.	870
3		Textron, Inc.	127
28		United Technologies Corp.	2,817

			7,736

		Airlines — 0.8%
15		Delta Air Lines, Inc.	710
21		United Continental Holdings, Inc. (a)	1,263

			1,973

		Building Products — 0.6%
9		Allegion plc, (Ireland)	573
27		Masco Corp.	857

			1,430

		Construction & Engineering — 0.4%
21		Fluor Corp. (o)	1,118

		Electrical Equipment — 0.7%
29		Eaton Corp. plc (o)	1,809

		Industrial Conglomerates — 1.1%
4		Danaher Corp.	407
75		General Electric Co. (o)	2,369

			2,776

		Machinery — 1.8%
2		Caterpillar, Inc.	126
9		Cummins, Inc. (o)	1,003
2		Deere & Co.	146
6		Ingersoll-Rand plc	354
26		PACCAR, Inc. (o)	1,405
2		Parker-Hannifin Corp. (o)	271
3		Pentair plc, (United Kingdom)	136
1		Snap-on, Inc.	140
11		Stanley Black & Decker, Inc.	1,150

			4,731

		Professional Services — 0.0% (g)
1		Equifax, Inc.	124

		Road & Rail — 1.4%
6		Canadian Pacific Railway Ltd., (Canada)	832
14		CSX Corp. (o)	350

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Road & Rail — continued
30		Union Pacific Corp.	2,354

			3,536

		Total Industrials	25,233

		Information Technology — 20.9%
		Communications Equipment — 0.6%
57		Cisco Systems, Inc. (o)	1,614

		Electronic Equipment, Instruments & Components — 0.6%
2		Amphenol Corp., Class A	138
4		Corning, Inc.	90
23		TE Connectivity Ltd., (Switzerland) (o)	1,441

			1,669

		Internet Software & Services — 4.7%
5		Alphabet, Inc., Class A (a)	3,617
5		Alphabet, Inc., Class C (a)	3,700
41		Facebook, Inc., Class A (a)	4,718

			12,035

		IT Services — 3.8%
32		Accenture plc, (Ireland), Class A	3,658
2		Automatic Data Processing, Inc.	148
22		Cognizant Technology Solutions Corp., Class A (a) (o)	1,393
18		Fidelity National Information Services, Inc.	1,120
2		Global Payments, Inc.	132
3		MasterCard, Inc., Class A	248
7		PayPal Holdings, Inc. (a)	262
5		Vantiv, Inc., Class A (a)	280
32		Visa, Inc., Class A (o)	2,472

			9,713

		Semiconductors & Semiconductor Equipment — 3.1%
19		Broadcom Ltd., (Singapore)	2,945
2		KLA-Tencor Corp.	159
26		Lam Research Corp. (o)	2,119
18		Marvell Technology Group Ltd., (Bermuda)	183
7		NXP Semiconductors N.V., (Netherlands) (a)	559
2		Qorvo, Inc. (a)	86
36		Texas Instruments, Inc. (o)	2,048

			8,099

		Software — 4.2%
26		Adobe Systems, Inc. (a) (o)	2,457
140		Microsoft Corp.	7,744
12		Oracle Corp. (o)	504

			10,705

		Technology Hardware, Storage & Peripherals — 3.9%
81		Apple, Inc. (o)	8,829
33		Hewlett Packard Enterprise Co.	576
63		HP, Inc.	777

			10,182

		Total Information Technology	54,017

Materials — 2.7%
		Chemicals — 1.8%
8		Axiall Corp.	164
26		Dow Chemical Co. (The)	1,331
23		E.I. du Pont de Nemours & Co. (o)	1,487
10		Eastman Chemical Co.	734
1		Monsanto Co.	112
38		Mosaic Co. (The) (o)	1,021

			4,849

		Construction Materials — 0.2%
3		Martin Marietta Materials, Inc. (o)	495

		Containers & Packaging — 0.6%
17		Crown Holdings, Inc. (a)	839
3		Sealed Air Corp.	138
14		WestRock Co.	554

			1,531

		Metals & Mining — 0.1%
–	(h)	Alcoa, Inc.	2
7		Newmont Mining Corp.	185
2		United States Steel Corp.	26

			213

		Total Materials	7,088

Telecommunication Services — 1.8%
		Diversified Telecommunication Services — 1.7%
76		AT&T, Inc. (o)	2,994
23		Verizon Communications, Inc. (o)	1,242

			4,236

		Wireless Telecommunication Services — 0.1%
9		T-Mobile US, Inc. (a)	342

		Total Telecommunication Services	4,578

Utilities — 3.4%
		Electric Utilities — 2.9%
19		American Electric Power Co., Inc.	1,258
23		Edison International (o)	1,642
14		NextEra Energy, Inc. (o)	1,654

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Electric Utilities — continued
34		PPL Corp.	1,310
39		Xcel Energy, Inc.	1,627

			7,491

		Gas Utilities — 0.1%
8		UGI Corp.	313

		Multi-Utilities — 0.3%
–	(h)	CenterPoint Energy, Inc.	1
8		CMS Energy Corp.	349
4		Sempra Energy	383

			733

		Water Utilities — 0.1%
2		American Water Works Co., Inc.	143

		Total Utilities	8,680

		Total Common Stocks (Cost $235,338)	253,470

NUMBER OF CONTRACTS
Option Purchased — 1.4%
		Put Option Purchased — 1.4%
1,244		S&P 500 Index, Expiring 06/30/16 at $1,950.00, European Style (Cost $3,775)	3,744

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.0%
		U.S. Treasury Obligation — 0.2%
540		U.S. Treasury Bill, 0.238%, 04/28/16 (k) (n)	540

SHARES
		Investment Company — 0.8%
1,984		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l)	1,984

		Total Short-Term Investments (Cost $2,524)	2,524

		Total Investments — 100.7% (Cost $241,637)	259,738
		Liabilities in Excess of Other Assets — (0.7)%	(1,768)

		NET ASSETS — 100.0%	$257,970

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini S&P 500	06/17/16	USD	$2,564	$62

OPTIONS WRITTEN

(Amounts in thousands, except number of Options contracts)

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $2,867)	$2,120.000	6/30/16	1,244	$(2,849)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $673)	$1,655.000	6/30/16	1,244	$(653)

(Amounts in thousands, except number of Options contracts)

	Options
	Number of Contracts	Premiums Received
Hedged Equity Fund
Options outstanding at June 30, 2015	1,956	$3,319
Options written	8,653	14,384
Options expired	(8,121)	(14,163)
Options closed

Options outstanding at March 31, 2016	2,488	$3,540

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(o)	—	All or a portion of the security is segregated for options written.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,394
Aggregate gross unrealized depreciation	(8,293)

Net unrealized appreciation/depreciation	$18,101

Federal income tax cost of investments	$241,637

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$259,198	$540	$—	$259,738

Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62

Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(2,849)	$—	$—	$(2,849)
Put Options Written	(653)	—	—	(653)

Total Depreciation in Other Financial Instruments	$(3,502)	$—	$—	$(3,502)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2016